UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.
(Exact name of registrant as specified in charter)

8515 East Orchard Road
Greenwood Village, Colorado 80111
(Address of principal executive offices)

Mitchell T.G. Graye
President and Chief Executive Officer
Maxim Series Fund, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 8011
(Name and address of agent for service)

Registrant's telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: September 30, 2010

Item 1. Schedule of Investments:

MAXIM SERIES FUND, INC.

MAXIM MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2010
UNAUDITED

BONDS

Par Value ($)		Value ($)

Agency --- 6.06%
11,500,000	Fannie Mae	11,604,213
	4.75% December 15, 2010
200,000	Fannie Mae	205,020
	5.13% April 15, 2011
565,000	Fannie Mae	571,520
	2.75% April 11, 2011
8,000,000	Fannie Mae	8,051,699
	1.75% March 23, 2011
200,000	Federal Farm Credit Bank	205,052
	4.80% April 25, 2011
500,000	Federal Home Loan Bank	504,145
	4.75% December 10, 2010
3,000,000	Federal Home Loan Bank	3,020,028
	3.63% December 17, 2010
5,000,000	Federal Home Loan Bank	4,999,826
	0.27% November 5, 2010
895,000	Freddie Mac	908,739
	4.13% February 24, 2011
		$30,070,242

Agency Asset Backed --- 0.01%
50,105	Freddie Mac *	50,105
	Series T-20 Class A7
	0.56% December 25, 2029
		$50,105

Agency Mortgage Backed --- 0.01%
41,773	Fannie Mae *	41,602
	Series 2002-W5 Class A9
	0.66% November 25, 2030
		$41,602

TOTAL BONDS --- 6.08%		$30,161,949
(Cost $30,161,949)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

22,000,000	International Bank for Reconstruction & Development	22,000,000
	0.15% October 1, 2010
19,517,000	Fannie Mae	19,515,494
	0.18% October 20, 2010
9,016,000	Fannie Mae	9,015,391
	0.20% October 18, 2010
31,274,000	Fannie Mae	31,270,618
	0.18% October 25, 2010
1,400,000	Fannie Mae	1,399,789
	0.18% November 1, 2010
11,000,000	Fannie Mae	10,998,635
	0.18% October 27, 2010
3,040,000	Fannie Mae	3,039,972
	0.11% October 4, 2010
4,460,000	Fannie Mae	4,459,885
	0.19% October 6, 2010
54,637,000	Fannie Mae	54,637,000
	0.21% October 1, 2010
2,709,000	Fannie Mae	2,708,911
	0.19% October 15, 2010
19,243,000	Fannie Mae	19,242,469
	0.18% October 13, 2010
1,100,000	Fannie Mae	1,099,956
	0.14% October 12, 2010
10,500,000	Fannie Mae	10,498,460
	0.16% November 3, 2010
24,000,000	Federal Farm Credit Bank	23,999,973
	0.01% October 5, 2010
24,000,000	Federal Farm Credit Bank	23,999,047
	0.13% October 12, 2010
20,000,000	Federal Farm Credit Bank	19,999,983
	0.01% October 4, 2010
31,100,000	Federal Home Loan Bank	31,099,951
	0.02% October 4, 2010
7,500,000	Federal Home Loan Bank	7,499,404
	0.11% October 27, 2010
15,105,000	Federal Home Loan Bank	15,104,547
	0.09% October 13, 2010
7,500,000	Federal Home Loan Bank	7,499,854
	0.05% October 15, 2010
3,620,000	Federal Home Loan Bank	3,619,930
	0.10% October 8, 2010
3,000,000	Federal Home Loan Bank	2,999,973
	0.08% October 5, 2010
10,100,000	Federal Home Loan Bank	10,099,747
	0.18% October 6, 2010
325,000	Federal Home Loan Bank	325,000
	0.14% October 1, 2010
1,511,000	Freddie Mac	1,510,977
	0.15% October 5, 2010
900,000	Freddie Mac	899,984
	0.13% October 6, 2010
6,800,000	Freddie Mac	6,800,000
	0.20% October 1, 2010
2,153,000	Freddie Mac	2,152,986
	0.15% October 4, 2010
1,000,000	Freddie Mac	999,913
	0.17% October 20, 2010
2,000,000	Freddie Mac	1,999,861
	0.10% October 26, 2010
1,000,000	Freddie Mac	999,937
	0.19% October 13, 2010
695,000	Freddie Mac	694,958
	0.19% October 15, 2010
50,000,000	United States of America	49,998,212
	0.10% October 14, 2010
39,000,000	United States of America	38,999,661
	0.11% October 7, 2010

Repurchase Agreements

24,815,000	Undivided interest of 82.20% in a repurchase agreement (Principal Amount/Value $30,190,000 with a maturity value of $30,190,210) with Credit Suisse, 0.25%, dated 9/30/10, to be repurchased at $24,815,173 on 10/01/10, collateralized by Freddie Mac, 6.00%, 5/01/36 - 1/01/37, with a value of $30,794,330.	24,815,000

TOTAL SHORT-TERM INVESTMENTS --- 93.88%		$466,005,478
(Cost $466,005,478)

OTHER ASSETS & LIABILITIES --- 0.04%		$195,625

TOTAL NET ASSETS --- 100%		$496,363,052
(Cost $496,167,427)

Legend

*	Represents the current interest rate for variable rate security.

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Investments held by the Portfolio are valued at the amortized cost method of valuation permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein.  Under the amortized cost method, which does not take into account unrealized capital gains or losses, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments.  The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs.  These may include quoted prices in markets that are not active or quoted prices for similar assets in active markets.  Valuations may also be based on inputs other than quoted prices that are observable for the asset, such as interest rates and yield curves.  Additional inputs may be used such as benchmark yields, reported trades, broker/dealer quotes, issuer spreads, prepayment speeds and benchmark securities.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of September 30, 2010 and throughout the period, 100% of the Portfolio’s investments were valued using amortized cost.  Amortized cost closely approximates a security’s current fair value, but since the value is not derived from a quoted price in an active market, amortized securities are considered to be valued using Level 2 inputs.  See Schedule of Investments for values in each industry.

Management determines the Portfolio's industry classifications using one or more widely recognized market indexes or ratings group indexes.  Industries are shown as a percent of total net assets.

MAXIM SERIES FUND, INC.

MAXIM STOCK INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2010
UNAUDITED

COMMON STOCK

Shares		Value ($)

Aerospace & Defense --- 2.52%
848	Alliant Techsystems Inc *	63,939
2,582	BE Aerospace Inc *	78,260
17,875	Boeing Co	1,189,402
9,371	General Dynamics Corp	588,593
3,118	Goodrich Corp	229,890
18,857	Honeywell International Inc	828,577
4,424	ITT Corp	207,176
2,828	L-3 Communications Holdings Inc	204,380
7,262	Lockheed Martin Corp	517,635
7,187	Northrop Grumman Corp	435,748
3,482	Precision Castparts Corp	443,433
9,139	Raytheon Co	417,744
3,921	Rockwell Collins Inc	228,398
22,734	United Technologies Corp	1,619,343
		$7,052,518

Agriculture --- 0.21%
15,793	Archer-Daniels-Midland Co	504,113
1,888	Corn Products International Inc	70,800
		$574,913

Air Freight --- 1.00%
4,075	CH Robinson Worldwide Inc	284,924
5,276	Expeditors International of Washington Inc	243,909
7,609	FedEx Corp	650,570
24,131	United Parcel Service Inc Class B	1,609,296
		$2,788,699

Airlines --- 0.12%
3,364	AirTran Holdings Inc *	24,726
844	Alaska Air Group Inc *	43,069
5,707	JetBlue Airways Corp *	38,180
18,174	Southwest Airlines Co	237,534
		$343,509

Auto Parts & Equipment --- 0.28%
2,874	BorgWarner Inc *	151,230
3,529	Gentex Corp	68,851
5,713	Goodyear Tire & Rubber Co *	61,415
16,525	Johnson Controls Inc	504,012
		$785,508

Automobiles --- 0.44%
83,985	Ford Motor Co *	1,027,976
5,709	Harley-Davidson Inc	162,364
995	Thor Industries Inc	33,233
		$1,223,573

Banks --- 2.76%
4,247	Associated Banc-Corp †	56,018
2,033	Bancorpsouth Inc	28,828
1,201	Bank of Hawaii Corp	53,949
17,003	BB&T Corp	409,432
1,389	Cathay General Bancorp	16,515
1,075	City National Corp	57,050
4,350	Comerica Inc	161,603
1,735	Commerce Bancshares Inc	65,219
1,548	Cullen/Frost Bankers Inc	83,391
19,466	Fifth Third Bancorp	234,176
5,436	First Horizon National Corp	62,020
2,314	FirstMerit Corp	42,393
4,133	Fulton Financial Corp	37,445
17,621	Huntington Bancshares Inc	99,911
1,423	International Bancshares Corp	24,034
21,388	KeyCorp	170,248
2,022	M&T Bank Corp	165,420
13,335	Marshall & Ilsley Corp	93,878
688	PacWest Bancorp	13,113
12,794	PNC Financial Services Group Inc	664,137
1,209	Prosperity Bancshares Inc	39,256
29,742	Regions Financial Corp	216,224
12,094	SunTrust Banks Inc	312,388
925	SVB Financial Group *	39,146
18,817	Synovus Financial Corp	46,290
3,161	TCF Financial Corp	51,177
1,368	Trustmark Corp	29,740
46,670	US Bancorp	1,009,005
4,175	Valley National Bancorp †	53,857
1,792	Webster Financial Corp	31,468
127,805	Wells Fargo & Co ~	3,211,740
666	Westamerica Bancorp	36,290
1,943	Wilmington Trust Corp	17,448
3,932	Zions Bancorp †	83,988
		$7,716,797

Biotechnology --- 1.83%
23,328	Amgen Inc *	1,285,606
5,914	Biogen Idec Inc *	331,894
464	Bio-Rad Laboratories Inc Class A *	41,997
11,326	Celgene Corp *	652,491
1,876	Cephalon Inc *	117,137
1,692	Charles River Laboratories International Inc * †	56,090
1,537	Covance Inc *	71,916
6,226	Genzyme Corp *	440,739
20,493	Gilead Sciences Inc *	729,756
4,420	Life Technologies Corp *	206,370
812	Mettler-Toledo International Inc *	101,045
2,986	PerkinElmer Inc	69,096
3,031	Pharmaceutical Product Development Inc	75,138
956	Techne Corp	59,014
10,079	Thermo Fisher Scientific Inc *	482,582
1,198	United Therapeutics Corp *	67,100
4,856	Vertex Pharmaceuticals Inc *	167,872
2,227	Waters Corp *	157,627
		$5,113,470

Broadcast/Media --- 2.67%
16,562	CBS Corp Class B	262,673
68,724	Comcast Corp Class A	1,242,530
21,178	DIRECTV Class A *	881,640
6,866	Discovery Communications Inc Class A *	299,014
1,915	DreamWorks Animation SKG Inc Class A *	61,108
1,069	Harte-Hanks Inc	12,475
12,372	Interpublic Group of Cos Inc *	124,091
1,319	Lamar Advertising Co Class A *	41,971
55,685	News Corp Class A	727,246
7,422	Omnicom Group Inc	293,021
2,192	Scripps Networks Interactive Inc	104,295
8,673	Time Warner Cable Inc	468,255
27,466	Time Warner Inc	841,833
14,944	Viacom Inc Class B	540,824
46,720	Walt Disney Co	1,546,899
		$7,447,875

Building Materials --- 0.05%
1,127	Lennox International Inc	46,985
8,521	Masco Corp	93,816
		$140,801

Chemicals --- 2.06%
5,146	Air Products & Chemicals Inc	426,192
1,821	Airgas Inc	123,737
2,194	Albemarle Corp	102,701
1,907	Ashland Inc	93,004
1,631	Cabot Corp	53,122
1,777	CF Industries Holdings Inc	169,703
1,142	Cytec Industries Inc	64,386
28,087	Dow Chemical Co	771,269
1,818	Eastman Chemical Co	134,532
5,641	Ecolab Inc	286,224
22,042	EI du Pont de Nemours & Co	983,514
1,812	FMC Corp	123,959
1,896	International Flavors & Fragrances Inc	91,994
1,088	Intrepid Potash Inc * †	28,364
1,636	Lubrizol Corp	173,367
525	Minerals Technologies Inc	30,933
13,268	Monsanto Co	635,935
303	NewMarket Corp	34,445
1,792	Olin Corp	36,127
4,062	PPG Industries Inc	295,714
7,436	Praxair Inc	671,173
3,317	RPM International Inc	66,075
1,053	Scotts Miracle-Gro Co Class A	54,472
1,118	Sensient Technologies Corp	34,088
3,020	Sigma-Aldrich Corp	182,348
2,339	Valspar Corp	74,497
		$5,741,875

Communications - Equipment --- 2.31%
2,709	ADC Telecommunications Inc *	34,323
1,526	ADTRAN Inc	53,868
2,556	Ciena Corp * †	39,797
139,268	Cisco Systems Inc * ~	3,049,969
2,368	CommScope Inc *	56,217
1,963	F5 Networks Inc *	203,779
3,179	Harris Corp	140,798
5,562	JDS Uniphase Corp *	68,913
12,745	Juniper Networks Inc *	386,811
56,376	Motorola Inc *	480,887
1,110	Plantronics Inc	37,496
2,118	Polycom Inc *	57,779
39,211	QUALCOMM Inc	1,769,200
9,836	Tellabs Inc	73,278
		$6,453,115

Computer Hardware & Systems --- 5.57%
22,310	Apple Inc * ~	6,330,463
41,325	Dell Inc *	535,572
1,657	Diebold Inc	51,516
50,036	EMC Corp *	1,016,231
55,399	Hewlett-Packard Co	2,330,636
30,808	International Business Machines Corp ~	4,132,585
1,974	Lexmark International Inc Class A *	88,080
3,990	NCR Corp *	54,384
8,718	NetApp Inc *	434,069
2,919	QLogic Corp *	51,491
5,598	SanDisk Corp *	205,167
4,106	Teradata Corp *	158,327
5,582	Western Digital Corp *	158,473
		$15,546,994

Computer Software & Services --- 5.66%
982	ACI Worldwide Inc *	21,987
12,756	Adobe Systems Inc *	333,569
439	Advent Software Inc *	22,911
4,432	Akamai Technologies Inc *	222,398
2,150	ANSYS Inc *	90,838
2,625	AOL Inc *	64,969
5,593	Autodesk Inc *	178,808
4,364	BMC Software Inc *	176,655
9,393	CA Inc	198,380
6,188	Cadence Design Systems Inc *	47,214
4,487	Citrix Systems Inc *	306,193
5,795	Compuware Corp *	49,431
1,071	Digital River Inc *	36,457
28,196	eBay Inc *	687,982
7,833	Electronic Arts Inc *	128,696
1,112	Equinix Inc *	113,813
1,066	FactSet Research Systems Inc	86,485
1,111	Fair Isaac Corp	27,397
6,069	Google Inc Class A * ~	3,191,020
2,116	Informatica Corp *	81,276
6,912	Intuit Inc *	302,815
1,988	Jack Henry & Associates Inc	50,694
3,724	McAfee Inc *	175,996
2,641	Mentor Graphics Corp *	27,915
2,041	MICROS Systems Inc *	86,396
185,975	Microsoft Corp ~	4,554,528
8,158	Novell Inc *	48,703
94,529	Oracle Corp	2,538,104
2,847	Parametric Technology Corp *	55,630
1,725	Quest Software Inc *	42,418
2,350	Rackspace Hosting Inc *	61,053
4,524	Red Hat Inc *	185,484
2,430	Rovi Corp *	122,496
2,854	Salesforce.com Inc *	319,077
1,755	Solera Holdings Inc †	77,501
19,322	Symantec Corp *	293,115
3,704	Synopsys Inc *	91,748
4,056	TIBCO Software Inc *	71,953
1,747	ValueClick Inc *	22,851
4,361	VeriSign Inc *	138,418
32,884	Yahoo! Inc *	465,966
		$15,799,340

Conglomerates --- 2.28%
17,372	3M Co	1,506,326
1,536	Carlisle Cos Inc	46,003
261,098	General Electric Co ~	4,242,843
6,856	Textron Inc	140,959
12,200	Tyco International Ltd	448,106
		$6,384,237

Containers --- 0.34%
1,732	AptarGroup Inc	79,100
2,206	Ball Corp	129,823
2,802	Bemis Co Inc	88,964
805	Greif Inc Class A	47,366
4,087	Owens-Illinois Inc *	114,681
2,591	Packaging Corp of America	60,034
3,182	Pactiv Corp *	104,942
951	Rock-Tenn Co Class A	47,369
3,804	Sealed Air Corp	85,514
1,432	Silgan Holdings Inc	45,394
2,579	Sonoco Products Co	86,242
2,666	Temple-Inland Inc	49,748
		$939,177

Cosmetics & Personal Care --- 0.34%
2,150	Alberto-Culver Co	80,948
10,364	Avon Products Inc	332,788
2,878	Estee Lauder Cos Inc Class A	181,976
4,942	Mead Johnson Nutrition Co	281,249
1,544	NBTY Inc *	84,889
		$961,850

Distributors --- 0.26%
3,598	Fastenal Co †	191,378
1,061	GATX Corp	31,109
3,933	Genuine Parts Co	175,372
3,575	LKQ Corp *	74,360
1,153	MSC Industrial Direct Co Inc Class A	62,308
1,686	United Rentals Inc *	25,020
1,457	WW Grainger Inc	173,543
		$733,090

Electric Companies --- 1.97%
4,060	Allegheny Energy Inc	99,551
11,613	American Electric Power Co Inc	420,739
1,375	Cleco Corp	40,728
2,800	DPL Inc	73,164
32,229	Duke Energy Corp	570,776
7,977	Edison International	274,329
4,586	Entergy Corp	350,967
16,057	Exelon Corp	683,707
7,466	FirstEnergy Corp	287,740
3,475	Great Plains Energy Inc	65,678
2,271	Hawaiian Electric Industries Inc	51,188
1,100	IDACORP Inc	39,512
10,174	NextEra Energy Inc	553,364
4,390	Northeast Utilities	129,812
2,566	NSTAR	100,972
6,045	NV Energy Inc	79,492
5,334	Pepco Holdings Inc	99,212
2,690	Pinnacle West Capital Corp	111,016
2,429	PNM Resources Inc	27,666
11,782	PPL Corp	320,824
7,103	Progress Energy Inc	315,515
20,217	Southern Co	752,881
2,745	Westar Energy Inc	66,511
		$5,515,344

Electronic Instruments & Equipment --- 1.32%
1,060	Acuity Brands Inc	46,894
8,404	Agilent Technologies Inc *	280,441
2,652	AMETEK Inc	126,686
4,223	Amphenol Corp Class A	206,843
2,866	Arrow Electronics Inc *	76,608
3,733	Avnet Inc *	100,828
1,148	Baldor Electric Co	46,379
37,943	Corning Inc	693,598
18,328	Emerson Electric Co	965,153
1,315	First Solar Inc * †	193,765
3,687	FLIR Systems Inc *	94,756
1,407	Hubbell Inc Class B	71,405
4,149	Ingram Micro Inc Class A *	69,952
1,031	Itron Inc *	63,128
1,298	National Instruments Corp	42,393
940	Regal-Beloit Corp	55,169
3,552	Rockwell Automation Inc	219,265
2,272	Roper Industries Inc	148,089
1,262	Tech Data Corp *	50,859
1,306	Thomas & Betts Corp *	53,572
4,598	Vishay Intertechnology Inc *	44,509
1,541	Woodward Governor Co	49,959
		$3,700,251

Electronics - Semiconductor --- 2.39%
13,934	Advanced Micro Devices Inc *	99,071
7,243	Altera Corp	218,449
7,273	Analog Devices Inc	228,227
33,023	Applied Materials Inc	385,709
11,391	Atmel Corp *	90,672
10,939	Broadcom Corp Class A	387,131
2,586	Cree Inc *	140,394
3,473	Fairchild Semiconductor International Inc *	32,646
4,636	Integrated Device Technology Inc *	27,120
135,667	Intel Corp ~	2,608,876
1,644	International Rectifier Corp *	34,672
2,877	Intersil Holding Corp Class A	33,632
4,064	KLA-Tencor Corp	143,175
3,155	Lam Research Corp *	132,037
5,434	Linear Technology Corp	166,987
15,742	LSI Corp *	71,783
5,754	MEMC Electronic Materials Inc *	68,588
4,620	Microchip Technology Inc †	145,299
20,535	Micron Technology Inc *	148,057
6,023	National Semiconductor Corp	76,914
2,482	Novellus Systems Inc *	65,971
13,815	NVIDIA Corp *	161,359
7,455	RF Micro Devices Inc *	45,774
1,711	Semtech Corp *	34,545
1,065	Silicon Laboratories Inc *	39,032
4,348	Skyworks Solutions Inc *	89,917
4,091	Teradyne Inc *	45,574
29,195	Texas Instruments Inc	792,352
6,324	Xilinx Inc	168,282
		$6,682,245

Engineering & Construction --- 0.34%
2,714	Aecom Technology Corp *	65,842
4,305	Fluor Corp	213,227
933	Granite Construction Inc	21,216
2,983	Jacobs Engineering Group Inc *	115,442
3,840	KBR Inc	94,618
1,092	Martin Marietta Materials Inc †	84,051
5,070	Quanta Services Inc *	96,735
2,144	Shaw Group Inc *	71,953
1,956	URS Corp *	74,289
3,073	Vulcan Materials Co	113,455
		$950,828

Financial Services --- 4.79%
1,246	Affiliated Managers Group Inc *	97,201
4,741	Apollo Investment Corp	48,500
244,662	Bank of America Corp ~	3,207,519
29,499	Bank of New York Mellon Corp	770,809
579,943	Citigroup Inc *	2,261,778
1,642	CME Group Inc	427,659
2,819	Eaton Vance Corp	81,864
2,335	Federated Investors Inc Class B †	53,145
3,578	Franklin Resources Inc	382,488
1,831	IntercontinentalExchange Inc *	191,742
11,515	Invesco Ltd	244,463
4,576	Janus Capital Group Inc	50,107
96,841	JPMorgan Chase & Co ~	3,686,737
3,775	Legg Mason Inc	114,420
4,809	Leucadia National Corp	113,589
4,741	Moody's Corp	118,430
2,742	MSCI Inc Class A *	91,062
3,415	NASDAQ OMX Group Inc *	66,353
5,846	Northern Trust Corp	282,011
6,492	NYSE Euronext	185,476
3,586	SEI Investments Co	72,939
12,177	State Street Corp	458,586
6,355	T Rowe Price Group Inc	318,163
2,191	Waddell & Reed Financial Inc Class A	59,946
		$13,384,987

Food & Beverages --- 5.60%
1,394	BJ's Wholesale Club Inc *	57,851
2,641	Brown-Forman Corp Class B	162,791
4,591	Campbell Soup Co	164,128
56,402	Coca-Cola Co ~	3,300,645
7,952	Coca-Cola Enterprises Inc	246,512
10,741	ConAgra Foods Inc	235,658
4,525	Constellation Brands Inc Class A *	80,047
10,823	Costco Wholesale Corp	697,975
4,564	Dean Foods Co *	46,599
5,837	Dr Pepper Snapple Group Inc	207,330
1,951	Flowers Foods Inc	48,463
15,689	General Mills Inc	573,276
2,685	Green Mountain Coffee Roasters Inc * †	83,745
1,681	Hansen Natural Corp *	78,368
3,775	Hershey Co	179,652
7,660	HJ Heinz Co	362,854
1,629	Hormel Foods Corp	72,653
2,954	JM Smucker Co	178,806
6,364	Kellogg Co	321,446
42,460	Kraft Foods Inc Class A	1,310,316
15,643	Kroger Co	338,827
557	Lancaster Colony Corp	26,458
3,257	McCormick & Co Inc	136,924
3,855	Molson Coors Brewing Co Class B	182,033
38,859	PepsiCo Inc	2,581,792
1,379	Ralcorp Holdings Inc *	80,644
1,102	Ruddick Corp	38,217
9,502	Safeway Inc	201,062
16,176	Sara Lee Corp	217,244
4,047	Smithfield Foods Inc *	68,111
5,007	SUPERVALU Inc	57,731
14,570	Sysco Corp	415,537
766	Tootsie Roll Industries Inc †	19,058
7,393	Tyson Foods Inc Class A	118,436
48,865	Wal-Mart Stores Inc ~	2,615,255
3,574	Whole Foods Market Inc *	132,631
		$15,639,075

Gold, Metals & Mining --- 1.12%
2,760	AK Steel Holding Corp	38,116
24,677	Alcoa Inc	298,838
2,463	Allegheny Technologies Inc	114,406
1,022	Carpenter Technology Corp	34,452
3,370	Cliffs Natural Resources Inc	215,410
2,583	Commercial Metals Co	37,428
11,475	Freeport-McMoRan Copper & Gold Inc	979,850
11,945	Newmont Mining Corp	750,265
7,624	Nucor Corp	291,237
1,647	Reliance Steel & Aluminum Co	68,400
5,579	Steel Dynamics Inc	78,720
1,938	Titanium Metals Corp *	38,683
3,565	United States Steel Corp †	156,290
1,682	Worthington Industries Inc	25,280
		$3,127,375

Health Care Related --- 2.20%
10,197	Aetna Inc	322,327
3,989	Allscripts Healthcare Solutions Inc *	73,677
6,808	AmerisourceBergen Corp	208,733
8,579	Cardinal Health Inc	283,450
1,731	Cerner Corp * †	145,387
6,649	CIGNA Corp	237,901
2,399	Community Health Systems Inc *	74,297
3,605	Coventry Health Care Inc *	77,616
2,510	DaVita Inc *	173,265
13,314	Express Scripts Inc *	648,392
5,893	Health Management Associates Inc Class A *	45,140
2,315	Health Net Inc *	62,945
2,179	Henry Schein Inc *	127,646
4,225	Humana Inc *	212,264
842	Kindred Healthcare Inc *	10,963
2,501	Laboratory Corp of America Holdings *	196,153
1,288	LifePoint Hospitals Inc *	45,157
2,431	Lincare Holdings Inc	60,994
6,387	McKesson Corp	394,589
10,596	Medco Health Solutions Inc *	551,628
1,153	MEDNAX Inc *	61,455
3,030	Omnicare Inc	72,356
1,474	Owens & Minor Inc	41,950
2,356	Patterson Cos Inc	67,499
1,294	Psychiatric Solutions Inc *	43,414
3,667	Quest Diagnostics Inc	185,074
10,356	Tenet Healthcare Corp *	48,880
27,459	UnitedHealth Group Inc	964,086
2,336	Universal Health Services Inc Class B	90,777
2,121	VCA Antech Inc *	44,732
1,184	WellCare Health Plans Inc *	34,289
9,769	WellPoint Inc *	553,316
		$6,160,352

Homebuilding --- 0.16%
6,627	DR Horton Inc	73,692
2,075	KB Home	23,510
3,959	Lennar Corp Class A	60,889
1,037	MDC Holdings Inc †	30,104
143	NVR Inc *	92,597
7,860	Pulte Group Inc *	68,854
1,207	Ryland Group Inc	21,629
3,279	Toll Brothers Inc *	62,367
		$433,642

Hotels/Motels --- 0.36%
10,487	Carnival Corp	400,708
6,992	Marriott International Inc Class A	250,523
4,569	Starwood Hotels & Resorts Worldwide Inc	240,101
4,399	Wyndham Worldwide Corp	120,841
		$1,012,173

Household Goods --- 2.58%
1,105	American Greetings Corp Class A	20,542
1,738	Church & Dwight Co Inc	112,866
3,490	Clorox Co	232,992
11,938	Colgate-Palmolive Co	917,555
1,681	Energizer Holdings Inc *	113,014
3,701	Fortune Brands Inc	182,200
1,778	Harman International Industries Inc *	59,403
10,061	Kimberly-Clark Corp	654,468
3,725	Leggett & Platt Inc	84,781
1,418	Mohawk Industries Inc *	75,579
6,940	Newell Rubbermaid Inc	123,601
69,331	Procter & Gamble Co ~	4,157,780
4,044	Stanley Black & Decker Inc	247,816
1,610	Tupperware Brands Corp	73,674
1,824	Whirlpool Corp	147,671
		$7,203,942

Independent Power Producer --- 0.17%
16,266	AES Corp *	184,619
4,896	Constellation Energy Group Inc	157,847
2,841	Dynegy Inc Class A *	13,836
6,115	NRG Energy Inc *	127,314
		$483,616

Insurance Related --- 4.06%
8,300	ACE Ltd	483,475
11,545	Aflac Inc	596,992
13,034	Allstate Corp	411,223
1,823	American Financial Group Inc	55,747
3,413	American International Group Inc * †	133,448
6,534	Aon Corp	255,545
2,507	Arthur J Gallagher & Co	66,110
2,657	Assurant Inc	108,140
42,229	Berkshire Hathaway Inc Class B * ~	3,491,494
2,792	Brown & Brown Inc	56,370
7,684	Chubb Corp	437,911
4,074	Cincinnati Financial Corp †	117,535
1,372	Everest Re Group Ltd	118,637
5,612	Fidelity National Financial Inc	88,164
2,615	First American Financial Corp	39,068
12,150	Genworth Financial Inc *	148,473
1,082	Hanover Insurance Group Inc	50,854
10,929	Hartford Financial Services Group Inc	250,821
2,977	HCC Insurance Holdings Inc	77,670
7,731	Lincoln National Corp	184,926
7,770	Loews Corp	294,483
13,301	Marsh & McLennan Cos Inc	320,820
805	Mercury General Corp	32,900
22,137	MetLife Inc	851,168
6,167	Old Republic International Corp	85,413
7,803	Principal Financial Group Inc	202,254
16,228	Progressive Corp	338,678
2,063	Protective Life Corp	44,891
11,325	Prudential Financial Inc	613,588
1,748	Reinsurance Group of America Inc	84,411
1,231	StanCorp Financial Group Inc	46,778
2,034	Torchmark Corp	108,087
1,621	Transatlantic Holdings Inc	82,379
11,484	Travelers Cos Inc	598,316
1,383	Unitrin Inc	33,731
8,265	Unum Group	183,070
2,976	WR Berkley Corp	80,560
8,304	XL Group PLC	179,865
		$11,353,995

Investment Bank/Brokerage Firm --- 1.26%
6,254	Ameriprise Financial Inc	296,002
23,710	Charles Schwab Corp	329,569
4,862	E*Trade Financial Corp *	70,694
12,546	Goldman Sachs Group Inc	1,813,901
535	Greenhill & Co Inc	42,436
3,033	Jefferies Group Inc †	68,819
34,015	Morgan Stanley	839,490
2,495	Raymond James Financial Inc	63,198
		$3,524,109

Leisure & Entertainment --- 0.29%
1,430	Bally Technologies Inc *	49,978
1,569	Boyd Gaming Corp *	11,375
3,413	Hasbro Inc	151,913
7,199	International Game Technology	104,026
779	International Speedway Corp Class A	19,008
994	Life Time Fitness Inc *	39,233
9,043	Mattel Inc	212,149
1,815	Scientific Games Corp Class A *	17,605
1,417	WMS Industries Inc *	53,945
1,838	Wynn Resorts Ltd	159,483
		$818,715

Machinery --- 2.34%
2,385	AGCO Corp *	93,039
2,000	Bucyrus International Inc	138,700
15,397	Caterpillar Inc	1,211,436
1,119	Crane Co	42,455
4,860	Cummins Inc	440,219
12,900	Danaher Corp	523,869
10,327	Deere & Co	720,618
1,849	Donaldson Co Inc	87,143
4,639	Dover Corp	242,202
4,054	Eaton Corp	334,414
1,340	Flowserve Corp	146,623
1,274	Gardner Denver Inc	68,388
1,412	Graco Inc	44,803
2,059	Harsco Corp	50,610
2,073	IDEX Corp	73,612
12,269	Illinois Tool Works Inc	576,888
2,474	Joy Global	173,972
2,052	Kennametal Inc	63,468
1,067	Lincoln Electric Holdings Inc	61,694
840	Nordson Corp	61,900
2,279	Oshkosh Corp *	62,673
8,847	PACCAR Inc	425,983
2,784	Pall Corp	115,926
3,934	Parker Hannifin Corp	275,616
2,353	Pentair Inc	79,131
1,455	Snap-on Inc	67,672
1,267	SPX Corp	80,176
2,714	Terex Corp *	62,205
1,852	Timken Co	71,043
1,858	Trinity Industries Inc	41,378
500	Valmont Industries Inc	36,200
1,185	Wabtec Corp	56,631
		$6,530,687

Manufacturing --- 0.09%
4,575	Jabil Circuit Inc	65,926
3,258	Molex Inc †	68,190
3,056	Trimble Navigation Ltd *	107,082
		$241,198

Medical Products --- 1.88%
14,274	Baxter International Inc	681,013
1,683	Beckman Coulter Inc	82,114
5,654	Becton Dickinson & Co	418,961
36,963	Boston Scientific Corp *	226,583
4,537	CareFusion Corp *	112,699
2,334	CR Bard Inc	190,058
3,481	DENTSPLY International Inc	111,288
2,719	Edwards Lifesciences Corp *	182,309
1,143	Gen-Probe Inc *	55,390
1,471	Hill-Rom Holdings Inc	52,794
6,218	Hologic Inc *	99,550
4,080	Hospira Inc *	232,601
1,393	IDEXX Laboratories Inc * †	85,976
1,567	Immucor Inc *	31,074
948	Intuitive Surgical Inc *	268,985
1,548	Kinetic Concepts Inc *	56,626
1,355	Masimo Corp	37,005
26,377	Medtronic Inc	885,740
3,806	ResMed Inc *	124,875
7,903	St Jude Medical Inc *	310,904
1,387	STERIS Corp	46,076
8,322	Stryker Corp	416,516
1,000	Teleflex Inc	56,780
1,335	Thoratec Corp *	49,368
3,071	Varian Medical Systems Inc *	185,795
5,025	Zimmer Holdings Inc *	262,958
		$5,264,038

Miscellaneous --- 0.15%
3,150	Cintas Corp	86,783
1,573	Copart Inc *	51,862
956	Corporate Executive Board Co	30,171
1,192	Dun & Bradstreet Corp	88,375
1,085	FTI Consulting Inc *	37,639
4,916	Iron Mountain Inc	109,823
1,351	Navigant Consulting Inc * †	15,712
		$420,365

Office Equipment & Supplies --- 0.25%
2,792	Avery Dennison Corp	103,639
1,508	Herman Miller Inc	29,677
1,258	HNI Corp	36,180
836	Mine Safety Appliances Co	22,656
5,197	Pitney Bowes Inc	111,112
33,810	Xerox Corp	349,933
1,462	Zebra Technologies Corp Class A *	49,182
		$702,379

Oil & Gas --- 10.35%
12,137	Anadarko Petroleum Corp	692,416
8,896	Apache Corp	869,673
3,989	Arch Coal Inc	106,546
1,373	Atwood Oceanics Inc *	41,808
10,559	Baker Hughes Inc	449,813
1,045	Bill Barrett Corp *	37,620
2,538	Cabot Oil & Gas Corp	76,419
5,891	Cameron International Corp *	253,077
15,764	Chesapeake Energy Corp	357,055
49,103	Chevron Corp ~	3,979,798
2,068	Cimarex Energy Co	136,860
1,303	Comstock Resources Inc *	29,304
36,273	ConocoPhillips	2,083,158
5,471	Consol Energy Inc	202,208
9,807	Denbury Resources Inc *	155,833
10,626	Devon Energy Corp	687,927
1,682	Diamond Offshore Drilling Inc †	113,989
17,431	El Paso Corp	215,796
6,222	EOG Resources Inc	578,459
1,456	Exterran Holdings Inc *	33,066
124,358	Exxon Mobil Corp ~	7,684,081
2,932	FMC Technologies Inc *	200,226
2,848	Forest Oil Corp *	84,586
2,938	Frontier Oil Corp	39,369
22,243	Halliburton Co	735,576
2,385	Helix Energy Solutions Group Inc *	26,569
2,595	Helmerich & Payne Inc	104,994
7,081	Hess Corp	418,629
17,429	Marathon Oil Corp	576,900
2,426	Mariner Energy Inc *	58,782
2,536	Massey Energy Co	78,667
4,678	Murphy Oil Corp	289,662
6,896	Nabors Industries Ltd *	124,542
10,156	National-Oilwell Varco Inc	451,637
3,295	Newfield Exploration Co *	189,265
4,271	Noble Energy Inc	320,709
19,789	Occidental Petroleum Corp	1,549,479
1,291	Oceaneering International Inc *	69,533
671	Overseas Shipholding Group Inc †	23,029
2,072	Patriot Coal Corp * †	23,642
3,931	Patterson-UTI Energy Inc	67,141
6,579	Peabody Energy Corp	322,437
2,784	Pioneer Natural Resources Co	181,044
3,428	Plains Exploration & Production Co *	91,425
4,180	Pride International Inc *	123,017
4,344	QEP Resources Inc	130,928
3,176	Quicksilver Resources Inc *	40,018
3,875	Range Resources Corp	147,754
2,926	Rowan Cos Inc *	88,833
33,369	Schlumberger Ltd	2,055,864
3,192	Southern Union Co	76,800
8,378	Southwestern Energy Co *	280,160
15,688	Spectra Energy Corp	353,764
2,799	Sunoco Inc	102,163
1,835	Superior Energy Services Inc *	48,976
3,230	Tesoro Corp	43,153
1,322	Tidewater Inc	59,239
1,010	Unit Corp *	37,663
13,823	Valero Energy Corp	242,041
14,123	Williams Cos Inc	269,891
		$28,913,013

Paper & Forest Products --- 0.20%
10,597	International Paper Co	230,485
2,560	Louisiana-Pacific Corp *	19,379
4,276	MeadWestvaco Corp	104,249
13,079	Weyerhaeuser Co	206,125
		$560,238

Personal Loans --- 0.69%
25,602	American Express Co	1,076,052
2,422	AmeriCredit Corp *	59,242
11,200	Capital One Financial Corp	442,960
13,251	Discover Financial Services	221,027
12,007	SLM Corp *	138,681
		$1,937,962

Pharmaceuticals --- 5.59%
37,617	Abbott Laboratories	1,965,112
7,563	Allergan Inc	503,166
41,861	Bristol-Myers Squibb Co	1,134,852
24,690	Eli Lilly & Co	901,926
2,995	Endo Pharmaceuticals Holdings Inc *	99,554
6,979	Forest Laboratories Inc *	215,860
67,265	Johnson & Johnson ~	4,167,739
6,581	King Pharmaceuticals Inc *	65,547
1,593	Medicis Pharmaceutical Corp Class A	47,232
75,171	Merck & Co Inc ~	2,767,045
7,387	Mylan Inc * †	138,949
1,916	Perrigo Co	123,046
196,673	Pfizer Inc ~	3,376,876
2,575	Watson Pharmaceuticals Inc *	108,948
		$15,615,852

Photography/Imaging --- 0.01%
6,491	Eastman Kodak Co * †	27,262
		$27,262

Pollution Control --- 0.33%
556	Clean Harbors Inc *	37,669
7,487	Republic Services Inc	228,279
1,148	Rollins Inc	26,840
2,024	Stericycle Inc *	140,627
1,826	Waste Connections Inc *	72,419
11,709	Waste Management Inc	418,480
		$924,314

Printing & Publishing --- 0.22%
1,433	Deluxe Corp	27,413
6,123	Gannett Co Inc	74,884
979	John Wiley & Sons Inc Class A	40,002
7,717	McGraw-Hill Cos Inc	255,124
1,010	Meredith Corp	33,643
3,270	New York Times Co Class A *	25,310
5,133	RR Donnelley & Sons Co	87,056
714	Scholastic Corp	19,863
153	Washington Post Co Class B †	61,110
		$624,405

Railroads --- 0.77%
9,274	CSX Corp	513,038
2,568	Kansas City Southern *	96,069
9,098	Norfolk Southern Corp	541,422
12,154	Union Pacific Corp	994,197
		$2,144,726

Real Estate --- 2.02%
1,220	Alexandria Real Estate Equities Inc REIT	85,400
3,886	AMB Property Corp REIT	102,862
2,924	Apartment Investment & Management Co Class A REIT	62,515
2,079	AvalonBay Communities Inc REIT	216,070
3,403	Boston Properties Inc REIT	282,857
1,437	BRE Properties Inc REIT	59,635
1,646	Camden Property Trust REIT	78,959
7,069	CB Richard Ellis Group Inc Class A *	129,221
1,425	Corporate Office Properties Trust REIT	53,167
2,462	Cousins Properties Inc REIT	17,579
5,754	Duke Realty Corp REIT	66,689
1,040	Equity One Inc REIT	17,555
6,913	Equity Residential REIT	328,851
770	Essex Property Trust Inc REIT	84,269
1,462	Federal Realty Investment Trust REIT	119,387
7,568	HCP Inc REIT	272,297
2,998	Health Care Inc REIT	141,925
1,780	Highwoods Properties Inc REIT	57,797
3,136	Hospitality Properties Trust REIT	70,027
15,969	Host Hotels & Resorts Inc REIT	231,231
1,058	Jones Lang LaSalle Inc	91,274
10,036	Kimco Realty Corp REIT	158,067
2,675	Liberty Property Trust REIT	85,333
3,100	Macerich Co REIT	133,145
2,022	Mack-Cali Realty Corp REIT	66,140
2,877	Nationwide Health Properties Inc REIT	111,254
2,311	Omega Healthcare Investors Inc REIT	51,882
3,952	Plum Creek Timber Co Inc REIT	139,506
902	Potlatch Corp REIT	30,668
11,989	ProLogis REIT	141,230
3,406	Public Storage REIT	330,518
1,917	Rayonier Inc REIT	96,080
2,683	Realty Income Corp REIT †	90,471
2,068	Regency Centers Corp REIT	81,624
3,133	Senior Housing Properties Trust REIT	73,626
7,112	Simon Property Group Inc REIT	659,567
1,880	SL Green Realty Corp REIT	119,060
4,376	UDR Inc REIT	92,421
3,888	Ventas Inc REIT	200,504
3,961	Vornado Realty Trust REIT	338,784
2,740	Weingarten Realty Investors REIT	59,787
		$5,629,234

Restaurants --- 1.24%
861	Bob Evans Farms Inc	24,168
2,530	Brinker International Inc	47,716
2,253	Burger King Holdings Inc	53,802
1,370	Cheesecake Factory Inc *	36,264
775	Chipotle Mexican Grill Inc *	133,300
3,396	Darden Restaurants Inc	145,281
25,996	McDonald's Corp	1,936,962
779	Panera Bread Co Class A *	69,027
18,287	Starbucks Corp	467,781
8,075	Wendy's/Arby's Group Inc	36,580
11,344	Yum! Brands Inc	522,505
		$3,473,386

Retail --- 4.48%
1,314	99 Cents Only Stores * †	24,808
1,860	Aaron's Inc †	34,317
2,157	Abercrombie & Fitch Co	84,813
2,167	Advance Auto Parts Inc	127,160
2,196	Aeropostale Inc *	51,057
8,637	Amazon.com Inc *	1,356,527
4,782	American Eagle Outfitters Inc	71,539
1,642	AnnTaylor Stores Corp *	33,234
1,542	AutoNation Inc *	35,851
721	AutoZone Inc *	165,044
1,035	Barnes & Noble Inc †	16,777
6,422	Bed Bath & Beyond Inc *	278,779
8,369	Best Buy Co Inc	341,706
1,887	Big Lots Inc *	62,743
5,660	CarMax Inc *	157,688
4,558	Chicos FAS Inc	47,950
1,332	Coldwater Creek Inc *	7,020
1,797	Collective Brands Inc *	29,004
33,127	CVS Caremark Corp	1,042,507
2,098	Dick's Sporting Goods Inc *	58,828
3,154	Dollar Tree Inc *	153,789
1,541	Dress Barn Inc *	36,599
4,939	Expedia Inc	139,329
3,361	Family Dollar Stores Inc	148,422
3,884	Foot Locker Inc	56,434
3,733	GameStop Corp Class A *	73,577
10,735	Gap Inc	200,100
1,528	Guess? Inc	62,083
40,673	Home Depot Inc	1,288,521
1,456	J Crew Group Inc *	48,951
5,857	JC Penney Co Inc	159,193
7,460	Kohl's Corp *	392,993
6,511	Limited Brands Inc	174,365
34,276	Lowe's Cos Inc	764,012
10,163	Macy's Inc	234,664
1,049	Netflix Inc *	170,106
4,102	Nordstrom Inc	152,594
6,803	Office Depot Inc *	31,294
3,317	O'Reilly Automotive Inc *	176,464
2,805	PetSmart Inc	98,175
1,182	priceline.com Inc *	411,738
3,208	RadioShack Corp	68,427
1,494	Rent-A-Center Inc	33,436
2,942	Ross Stores Inc	160,692
4,049	Saks Inc * †	34,821
1,171	Sears Holdings Corp * †	84,476
2,211	Sherwin-Williams Co	166,134
17,681	Staples Inc	369,886
17,622	Target Corp	941,720
3,196	Tiffany & Co	150,180
9,895	TJX Cos Inc	441,614
1,780	Tractor Supply Co	70,595
3,247	Urban Outfitters Inc *	102,086
23,791	Walgreen Co	796,998
2,653	Williams-Sonoma Inc	84,100
		$12,505,920

Savings & Loans --- 0.22%
2,286	Astoria Financial Corp	31,158
5,128	First Niagara Financial Group Inc	59,741
12,848	Hudson City Bancorp Inc	157,517
10,549	New York Community Bancorp Inc	171,421
2,356	NewAlliance Bancshares Inc	29,733
9,437	People's United Financial Inc	123,530
2,469	Washington Federal Inc	37,677
		$610,777

Shoes --- 0.28%
9,446	NIKE Inc Class B	757,002
1,275	Timberland Co Class A *	25,258
		$782,260

Specialized Services --- 1.98%
1,919	Acxiom Corp *	30,435
1,285	Alliance Data Systems Corp * †	83,859
3,133	Apollo Group Inc Class A *	160,880
12,018	Automatic Data Processing Inc	505,117
1,135	Brink's Co	26,105
3,371	Broadridge Financial Solutions Inc	77,095
1,512	Career Education Corp *	32,463
7,308	Cognizant Technology Solutions Corp Class A *	471,147
3,820	Computer Sciences Corp	175,720
3,440	Convergys Corp *	35,948
2,615	CoreLogic Inc	50,103
2,440	Corinthian Colleges Inc *	17,129
2,640	Corrections Corp of America *	65,155
1,521	DeVry Inc	74,848
832	DST Systems Inc	37,307
3,103	Equifax Inc	96,814
6,446	Fidelity National Information Services Inc	174,880
3,713	Fiserv Inc *	199,834
1,765	Gartner Inc *	51,962
1,925	Global Payments Inc	82,563
7,541	H&R Block Inc	97,656
1,965	Hewitt Associates Inc Class A *	99,095
738	ITT Educational Services Inc * †	51,859
1,254	Korn/Ferry International *	20,741
2,329	Lender Processing Services Inc	77,393
2,086	Manpower Inc	108,889
589	ManTech International Corp Class A *	23,324
2,375	Mastercard Inc Class A	532,000
854	Matthews International Corp Class A	30,197
3,135	Monster Worldwide Inc *	40,630
2,027	NeuStar Inc *	50,391
7,867	Paychex Inc	216,264
1,230	Regis Corp	23,530
3,559	Robert Half International Inc	92,534
6,984	SAIC Inc *	111,604
6,299	Service Corp International	54,297
1,665	Sotheby's	61,305
1,183	SRA International Inc Class A *	23,329
334	Strayer Education Inc †	58,283
4,056	Total System Services Inc	61,813
1,052	Towers Watson & Co	51,737
12,126	Visa Inc Class A	900,477
16,241	Western Union Co	286,979
		$5,523,691

Telephone & Telecommunications --- 2.99%
9,789	American Tower Corp Class A *	501,784
144,106	AT&T Inc ~	4,121,431
7,256	CenturyTel Inc	286,322
6,025	Cincinnati Bell Inc *	16,087
23,823	Frontier Communications Corp	194,634
6,146	MetroPCS Communications Inc *	64,287
42,415	Qwest Communications International Inc	265,942
72,185	Sprint Nextel Corp *	334,216
1,895	Syniverse Holdings Inc *	42,960
2,310	Telephone & Data Systems Inc	75,768
3,561	tw telecom inc *	66,128
68,892	Verizon Communications Inc	2,245,190
11,675	Windstream Corp	143,486
		$8,358,235

Textiles --- 0.34%
7,375	Coach Inc	316,830
1,250	Fossil Inc *	67,238
2,393	Hanesbrands Inc *	61,883
1,617	Phillips-Van Heusen Corp	97,279
1,590	Polo Ralph Lauren Corp	142,877
860	Under Armour Inc Class A * †	38,734
2,111	VF Corp	171,033
1,136	Warnaco Group Inc *	58,084
		$953,958

Tobacco --- 1.53%
50,704	Altria Group Inc	1,217,910
3,695	Lorillard Inc	296,745
44,767	Philip Morris International Inc	2,507,847
4,079	Reynolds American Inc	242,252
528	Universal Corp	21,168
		$4,285,922

Transportation --- 0.12%
924	Alexander & Baldwin Inc	32,192
1,299	Con-way Inc	40,256
2,069	JB Hunt Transport Services Inc	71,794
1,326	Kirby Corp *	53,120
1,288	Landstar System Inc	49,742
1,318	Ryder System Inc	56,371
1,204	Werner Enterprises Inc	24,670
		$328,145

Utilities --- 1.71%
1,992	AGL Resources Inc	76,413
2,653	Alliant Energy Corp	96,437
5,863	Ameren Corp	166,509
2,337	Atmos Energy Corp	68,357
1,088	Black Hills Corp	33,946
10,293	CenterPoint Energy Inc	161,806
5,445	CMS Energy Corp	98,119
6,899	Consolidated Edison Inc	332,670
14,484	Dominion Resources Inc	632,371
4,096	DTE Energy Co	188,129
1,714	Energen Corp	78,364
3,639	EQT Corp	131,222
1,835	Integrys Energy Group Inc	95,530
4,456	MDU Resources Group Inc	88,897
1,951	National Fuel Gas Co	101,081
1,113	Nicor Inc	50,998
6,797	NiSource Inc	118,268
2,326	OGE Energy Corp	92,738
2,641	Oneok Inc	118,951
9,538	PG&E Corp	433,216
12,269	Public Service Enterprise Group Inc	405,858
4,344	Questar Corp	76,150
2,685	SCANA Corp	108,259
6,053	Sempra Energy	325,651
5,115	TECO Energy Inc	88,592
2,797	UGI Corp	80,022
1,996	Vectren Corp	51,637
1,151	WGL Holdings Inc	43,485
2,837	Wisconsin Energy Corp	163,979
11,168	Xcel Energy Inc	256,529
		$4,764,184

Water --- 0.03%
3,429	Aqua America Inc	69,952
		$69,952

TOTAL COMMON STOCK --- 99.13%		$276,930,093
(Cost $256,955,944)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

1,919,000	Federal Home Loan Bank	1,919,000
	0.01% October 1, 2010
300,000	United States of America	299,905
	0.14% December 23, 2010

TOTAL SHORT-TERM INVESTMENTS --- 0.80%		$2,218,905
(Cost $2,218,910)

SECURITIES LENDING COLLATERAL

Par Value ($)		Value ($)

723,045	Bank of America LLC	723,045
	Repurchase Agreement
	0.30% October 1, 2010
723,044	BNP Paribas Securities Corp	723,044
	Repurchase Agreement
	0.28% October 1, 2010
637,007	Barclays Capital Inc	637,007
	Repurchase Agreement
	0.25% October 1, 2010
631,035	Household Bank Securities Inc	631,035
	Repurchase Agreement
	0.28% October 1, 2010

TOTAL SECURITIES LENDING COLLATERAL --- 0.97%		$2,714,131
(Cost $2,714,131)

OTHER ASSETS & LIABILITIES --- (0.90%)		$(2,505,114)

TOTAL NET ASSETS --- 100%		$279,358,015
(Cost $261,888,985)

Legend

*	Non-income Producing Security
†	A portion or all of the security is on loan at September 30, 2010.
~	Collateral or Segregated asset for Futures
REIT	Real Estate Investment Trust

At September 30, 2010, the Portfolio had the following outstanding future contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
S&P 500® Emini Long Futures	42	$2,387,070	Dec 2010	$87,582
S&P Mid 400 Emini Long Futures	3	240,030	Dec 2010	13,495

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used.  If the closing price is not available, the current bid will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Independent pricing services are utilized when possible and approved by the Board of Directors.  In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented.  Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value.  This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments.  The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs.  These may include quoted prices in markets that are not active or quoted prices for similar assets in active markets.  Valuations may also be based on inputs other than quoted prices that are observable for the asset, such as interest rates and yield curves.  Additional inputs may be used such as benchmark yields, reported trades, broker/dealer quotes, issuer spreads, prepayment speeds and benchmark securities.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of September 30, 2010, the inputs used to value the Portfolio’s investments were as detailed in the following table.

Description	Level 1	Level 2	Level 3	Total
Assets
Common Stock
Aerospace & defense	$7,052,518	$-	$-	$7,052,518
Agriculture	574,913	-	-	574,913
Air freight	2,788,699	-	-	2,788,699
Airlines	343,509	-	-	343,509
Auto parts & equipment	785,508	-	-	785,508
Automobiles	1,223,573	-	-	1,223,573
Banks	7,716,797	-	-	7,716,797
Biotechnology	5,113,470	-	-	5,113,470
Broadcast/media	7,447,875	-	-	7,447,875
Building materials	140,801	-	-	140,801
Chemicals	5,741,875	-	-	5,741,875
Communications - equipment	6,453,115	-	-	6,453,115
Computer hardware &
systems	15,546,994	-	-	15,546,994
Computer software &
services	15,799,340	-	-	15,799,340
Conglomerates	6,384,237	-	-	6,384,237
Containers	939,177	-	-	939,177
Cosmetics & personal care	961,850	-	-	961,850
Distributors	733,090	-	-	733,090
Electric companies	5,515,344	-	-	5,515,344
Electronic instruments &
equipment	3,700,251	-	-	3,700,251
Electronics - semiconductor	6,682,245	-	-	6,682,245
Engineering & construction	950,828	-	-	950,828
Financial services	13,384,987	-	-	13,384,987
Food & beverages	15,639,075	-	-	15,639,075
Gold, metals & mining	3,127,375	-	-	3,127,375
Health care related	6,160,352	-	-	6,160,352
Homebuilding	433,642	-	-	433,642
Hotels/motels	1,012,173	-	-	1,012,173
Household goods	7,203,942	-	-	7,203,942
Independent power producer	483,616	-	-	483,616
Insurance related	11,353,995	-	-	11,353,995
Investment bank/brokerage
firm	3,524,109	-	-	3,524,109
Leisure & entertainment	818,715	-	-	818,715
Machinery	6,530,687	-	-	6,530,687
Manufacturing	241,198	-	-	241,198
Medical products	5,264,038	-	-	5,264,038
Miscellaneous	420,365	-	-	420,365
Office equipment & supplies	702,379	-	-	702,379
Oil & gas	28,913,013	-	-	28,913,013
Paper & forest products	560,238	-	-	560,238
Personal loans	1,937,962	-	-	1,937,962
Pharmaceuticals	15,615,852	-	-	15,615,852
Photography/imaging	27,262	-	-	27,262
Pollution control	924,314	-	-	924,314
Printing & publishing	624,405	-	-	624,405
Railroads	2,144,726	-	-	2,144,726
Real estate	5,629,234	-	-	5,629,234
Restaurants	3,473,386	-	-	3,473,386
Retail	12,505,920	-	-	12,505,920
Savings & loans	610,777	-	-	610,777
Shoes	782,260	-	-	782,260
Specialized services	5,523,691	-	-	5,523,691
Telephone &
telecommunications	8,358,235	-	-	8,358,235
Textiles	953,958	-	-	953,958
Tobacco	4,285,922	-	-	4,285,922
Transportation	328,145	-	-	328,145
Utilities	4,764,184	-	-	4,764,184
Water	69,952	-	-	69,952
Short-term Investments	-	4,933,036	-	4,933,036
Total Assets	276,930,093	4,933,036	-	281,863,129
Liabilities
Other Financial Instruments*	8,889	-	-	8,889
Total Liabilities	8,889	-	-	8,889
Total	$276,921,204	$4,933,036	$-	$281,854,240

*Other financial instruments consist of futures.  Futures are reported at their variation margin as of September 30, 2010.

At September 30, 2010, the U.S. Federal income tax cost basis was $274,626,919.  The Maxim Stock Index Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $66,941,851 and gross depreciation of securities in which there was an excess of tax cost over value of $59,705,641, resulting in net appreciation of $7,236,210.

Management determines the Portfolio's industry classifications using one or more widely recognized market indexes or ratings group indexes.  Industries are shown as a percent of total net assets.

MAXIM SERIES FUND, INC.

MAXIM BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2010
UNAUDITED

BONDS

Par Value ($)		Value ($)

Aerospace & Defense --- 0.13%
500,000	ITT Corp	550,309
	4.90% May 1, 2014
		$550,309

Agency --- 7.26%
2,700,000	Fannie Mae	3,179,660
	5.00% May 11, 2017
2,000,000	Fannie Mae	2,096,378
	5.00% October 15, 2011
400,000	Fannie Mae	474,201
	5.25% September 15, 2016
900,000	Fannie Mae	985,418
	4.75% February 21, 2013
1,250,000	Fannie Mae	1,356,961
	3.88% July 12, 2013
3,000,000	Fannie Mae	3,336,711
	4.63% October 15, 2013
750,000	Fannie Mae	801,847
	3.00% September 16, 2014
750,000	Fannie Mae	787,072
	2.50% May 15, 2014
500,000	Federal Home Loan Bank	596,818
	5.38% May 18, 2016
1,300,000	Federal Home Loan Bank	1,498,030
	5.25% June 18, 2014
2,000,000	Federal Home Loan Bank	2,326,782
	4.75% December 16, 2016
1,100,000	Federal Home Loan Bank	1,191,817
	3.88% June 14, 2013
2,000,000	Federal Home Loan Bank	2,012,712
	0.88% August 22, 2012
3,000,000	Freddie Mac	3,208,599
	3.00% July 28, 2014
1,000,000	Freddie Mac	999,605
	0.88% October 28, 2013
1,250,000	Freddie Mac	1,503,977
	5.50% July 18, 2016
500,000	Freddie Mac	590,925
	5.25% April 18, 2016
1,200,000	Freddie Mac	1,300,768
	4.63% October 25, 2012
500,000	Freddie Mac	543,677
	3.75% March 27, 2019
800,000	Freddie Mac	877,466
	4.13% September 27, 2013
500,000	Resolution Funding Corp	750,089
	9.38% October 15, 2020
		$30,419,513

Agency - Pass Through --- 31.49%
649,424	Fannie Mae	696,957
	5.50% January 1, 2034
350,081	Fannie Mae	370,773
	4.00% April 1, 2019
579,263	Fannie Mae	632,346
	6.00% February 1, 2035
553,071	Fannie Mae	597,358
	6.00% July 1, 2036
2,624,957	Fannie Mae	2,845,022
	5.50% March 1, 2034
1,607,119	Fannie Mae	1,706,403
	5.00% December 1, 2033
440,692	Fannie Mae	465,851
	5.00% July 1, 2035
242,326	Fannie Mae	263,245
	6.00% November 1, 2035
493,523	Fannie Mae	536,126
	6.00% October 1, 2035
2,986,605	Fannie Mae	3,161,201
	5.00% September 1, 2035
293,343	Fannie Mae	310,090
	5.00% October 1, 2035
175,599	Fannie Mae	187,297
	5.00% October 1, 2020
194,711	Fannie Mae	211,092
	6.00% May 1, 2021
481,612	Fannie Mae	538,318
	6.50% August 1, 2032
157,146	Fannie Mae	168,101
	5.00% June 1, 2018
408,409	Fannie Mae	441,620
	5.50% May 1, 2033
330,833	Fannie Mae	373,651
	6.50% June 1, 2032
242,766	Fannie Mae	275,611
	7.00% July 1, 2032
189,717	Fannie Mae	205,631
	6.00% July 1, 2017
1,334,922	Fannie Mae	1,417,391
	5.00% September 1, 2033
475,004	Fannie Mae	516,009
	6.00% April 1, 2036
1,973,503	Fannie Mae	2,105,630
	5.50% April 1, 2036
737,824	Fannie Mae	783,405
	5.00% July 1, 2033
5,750,000	Fannie Mae	5,931,484
	3.50% October 25, 2025
1,729,147	Fannie Mae	1,849,210
	5.50% November 1, 2035
541,148	Fannie Mae	578,723
	5.50% December 1, 2035
1,384,072	Fannie Mae	1,450,925
	4.50% April 1, 2039
2,819,152	Fannie Mae	2,939,437
	4.50% August 1, 2039
978,972	Fannie Mae	1,020,589
	4.50% August 1, 2040
270,596	Fannie Mae †	287,657
	5.32% August 1, 2037
652,570	Fannie Mae	699,889
	5.50% November 1, 2038
1,800,123	Fannie Mae	1,885,077
	4.00% July 1, 2024
454,823	Fannie Mae †	476,094
	3.64% December 1, 2039
1,168,966	Fannie Mae	1,228,779
	4.50% January 1, 2030
2,474,678	Fannie Mae	2,579,879
	4.50% June 1, 2040
2,990,952	Fannie Mae	3,113,202
	4.00% September 1, 2030
1,586,534	Fannie Mae	1,687,770
	5.50% August 1, 2039
2,434,524	Fannie Mae	2,538,398
	4.50% October 1, 2039
809,590	Fannie Mae	871,129
	6.00% August 1, 2037
2,206,023	Fannie Mae	2,359,197
	5.50% May 1, 2036
567,292	Fannie Mae	616,785
	6.00% March 1, 2038
872,284	Fannie Mae	926,172
	5.00% July 1, 2037
373,447	Fannie Mae	406,651
	6.00% December 1, 2035
718,660	Fannie Mae	780,698
	6.00% February 1, 2036
565,398	Fannie Mae	614,102
	6.00% June 1, 2036
2,000,000	Fannie Mae	2,106,681
	5.00% July 1, 2039
4,949,636	Fannie Mae	5,210,154
	4.50% May 1, 2024
1,567,698	Fannie Mae	1,639,277
	4.00% February 1, 2025
322,568	Fannie Mae	353,271
	6.50% August 1, 2036
146,576	Fannie Mae	158,954
	6.00% December 1, 2021
569,449	Fannie Mae	599,913
	5.00% May 1, 2037
41,905	Fannie Mae	45,349
	6.50% December 1, 2013
1,915,065	Fannie Mae	2,041,453
	5.50% November 1, 2036
774,140	Fannie Mae	822,518
	5.00% January 1, 2024
766,751	Fannie Mae	823,824
	5.50% February 1, 2035
67,894	Fannie Mae	77,350
	8.00% November 1, 2022
264	Fannie Mae	274
	8.00% June 1, 2012
313,478	Fannie Mae	345,927
	6.00% January 1, 2029
3,799	Fannie Mae	3,837
	7.00% May 1, 2011
1,270	Fannie Mae	1,325
	8.00% December 1, 2012
203,477	Freddie Mac	216,985
	5.00% May 1, 2021
476,459	Freddie Mac	508,088
	5.00% April 1, 2021
328,597	Freddie Mac	353,792
	5.50% May 1, 2021
773,397	Freddie Mac	833,273
	6.00% November 1, 2036
378,775	Freddie Mac	399,980
	4.00% January 1, 2021
553,659	Freddie Mac	596,523
	6.00% December 1, 2036
465,535	Freddie Mac	499,440
	6.00% April 1, 2038
1,423,585	Freddie Mac	1,533,797
	6.00% August 1, 2037
1,732,436	Freddie Mac	1,849,651
	5.50% May 1, 2037
1,198,931	Freddie Mac	1,274,500
	5.00% September 1, 2035
1,680,460	Freddie Mac	1,775,873
	5.00% June 1, 2036
644,987	Freddie Mac	685,410
	5.00% September 1, 2024
435,027	Freddie Mac	464,314
	5.00% August 1, 2018
1,380,682	Freddie Mac	1,561,290
	6.50% November 1, 2032
56,050	Freddie Mac	63,764
	7.50% May 1, 2027
1,500,000	Freddie Mac	1,537,969
	4.00% October 1, 2040
220,094	Freddie Mac †	234,631
	5.47% March 1, 2037
487,477	Freddie Mac	525,979
	6.00% March 1, 2036
1,251,800	Freddie Mac	1,331,696
	5.50% May 1, 2036
2,000,000	Freddie Mac	2,102,506
	5.00% April 1, 2038
320,359	Freddie Mac	345,999
	6.00% April 1, 2036
955,007	Freddie Mac	1,041,431
	6.50% November 1, 2037
969,914	Freddie Mac	1,009,782
	4.50% June 1, 2039
1,883,979	Freddie Mac	1,961,420
	4.50% September 1, 2039
1,804,018	Freddie Mac	1,878,172
	4.50% March 1, 2039
545,836	Freddie Mac	574,243
	4.50% August 1, 2033
1,475,576	Freddie Mac	1,536,229
	4.50% July 1, 2040
1,192,536	Freddie Mac	1,241,555
	4.50% February 1, 2040
333,534	Freddie Mac	359,865
	5.50% May 1, 2018
412,755	Freddie Mac	436,706
	5.00% July 1, 2034
321,919	Freddie Mac	347,333
	5.50% February 1, 2018
79,801	Freddie Mac	88,606
	6.50% April 1, 2029
371,299	Freddie Mac	396,253
	5.00% December 1, 2017
1,215,296	Freddie Mac	1,304,256
	5.50% June 1, 2033
1,719,683	Freddie Mac	1,844,930
	6.00% June 1, 2038
5,165,465	Freddie Mac	5,302,728
	4.00% December 1, 2039
672,155	Freddie Mac	723,692
	5.50% June 1, 2022
7,166,110	Freddie Mac	7,460,670
	4.50% November 1, 2039
1,439,968	Freddie Mac	1,513,771
	5.00% June 1, 2038
398,831	Freddie Mac	425,307
	5.00% December 1, 2020
7,023	Freddie Mac	8,008
	7.50% August 1, 2030
392,701	Freddie Mac †	419,641
	5.66% November 1, 2036
404,623	Freddie Mac †	429,772
	6.00% October 1, 2036
184,505	Freddie Mac	195,791
	5.00% March 1, 2023
460,697	Freddie Mac	490,792
	5.50% June 1, 2027
61,709	Ginnie Mae	70,007
	7.00% July 15, 2025
34,951	Ginnie Mae	38,701
	9.00% April 15, 2021
1,358,762	Ginnie Mae	1,457,775
	5.00% November 15, 2033
5,346,530	Ginnie Mae	5,721,305
	5.00% June 15, 2039
510,397	Ginnie Mae	550,564
	5.50% April 15, 2037
30,180	Ginnie Mae	33,666
	9.00% January 15, 2017
474,975	Ginnie Mae	508,568
	5.00% September 15, 2018
33,150	Ginnie Mae	37,826
	7.50% December 15, 2025
495,492	Ginnie Mae	534,949
	5.50% December 15, 2035
1,278,764	Ginnie Mae II	1,377,123
	5.50% February 20, 2036
1,500,000	Ginnie Mae II	1,582,920
	4.50% September 20, 2040
526,303	Ginnie Mae II	564,327
	5.00% December 20, 2035
886,836	Ginnie Mae II †	937,380
	4.00% October 20, 2039
931,823	Ginnie Mae II	1,014,581
	6.00% January 20, 2036
		$131,997,187

Agriculture --- 0.12%
250,000	Corn Products International Inc	255,740
	4.63% November 1, 2020
250,000	Corn Products International Inc	254,811
	3.20% November 1, 2015
		$510,551

Automobiles --- 0.14%
500,000	DaimlerChrysler NA Holding Corp	571,914
	6.50% November 15, 2013
		$571,914

Banks --- 0.76%
500,000	Bank of America NA	496,732
	6.00% October 15, 2036
500,000	BB&T Corp	528,934
	3.95% April 29, 2016
500,000	UBS AG	527,210
	4.88% August 4, 2020
500,000	Wachovia Bank NA	539,917
	4.80% November 1, 2014
500,000	Wells Fargo & Co	528,114
	5.38% February 7, 2035
500,000	Wells Fargo & Co	545,064
	5.13% September 15, 2016
		$3,165,971

Biotechnology --- 0.06%
250,000	Genzyme Corp ‡	265,112
	3.63% June 15, 2015
		$265,112

Broadcast/Media --- 0.65%
569,000	Comcast Corp	671,368
	6.30% November 15, 2017
500,000	Cox Communications Inc	565,610
	5.45% December 15, 2014
500,000	DIRECTV Holdings LLC	504,868
	3.13% February 15, 2016
375,000	News America Holdings Inc	437,890
	9.25% February 1, 2013
500,000	Viacom Inc	542,700
	4.38% September 15, 2014
		$2,722,436

Building Materials --- 0.13%
500,000	Lennox International Inc	535,165
	4.90% May 15, 2017
		$535,165

Canadian - Federal --- 0.25%
500,000	Export Development Canada	539,733
	4.50% October 25, 2012
500,000	Government of Canada	523,904
	2.38% September 10, 2014
		$1,063,637

Canadian - Provincial --- 0.25%
500,000	Province of Manitoba	517,355
	2.13% April 22, 2013
500,000	Province of Ontario	541,746
	4.38% February 15, 2013
		$1,059,101

Chemicals --- 0.66%
500,000	Airgas Inc	510,502
	2.85% October 1, 2013
500,000	Chevron Phillips Chemical Co LLC ‡	578,243
	7.00% June 15, 2014
500,000	EI du Pont de Nemours & Co	585,609
	5.25% December 15, 2016
500,000	FMC Corp	542,545
	5.20% December 15, 2019
500,000	Potash Corp of Saskatchewan Inc	555,277
	5.25% May 15, 2014
		$2,772,176

Commercial Mortgage Backed --- 4.76%
1,330,000	Bear Stearns Commercial Mortgage Securities Inc †	1,470,476
	Series 2005-T20 Class A4A
	5.30% October 12, 2042
500,000	Bear Stearns Commercial Mortgage Securities Inc †	541,159
	Series 2003-PWR2 Class A4
	5.19% May 11, 2039
1,000,000	Greenwich Capital Commercial Funding Corp	1,085,589
	Series 2003-C Class A4
	4.92% January 5, 2036
1,250,000	GS Mortgage Securities Corp II	1,312,985
	Series 2005-GG4 Class A4
	4.76% July 10, 2039
1,000,000	GS Mortgage Securities Corp II	1,075,271
	Series 2005-GG4 Class A4A
	4.75% July 10, 2039
433,935	JP Morgan Chase Commercial Mortgage Securities Corp	457,054
	Series 2005-LDP2 Class ASB
	4.66% July 15, 2042
500,000	Morgan Stanley Capital I	540,169
	Series 2003-T11 Class A4
	5.15% June 13, 2041
2,000,000	Morgan Stanley Capital I †	2,188,142
	Series 2007-T25 Class A3
	5.51% November 12, 2049
3,000,000	Morgan Stanley Capital I †	3,327,620
	Series 2007-T27 Class A4
	5.80% June 13, 2042
3,000,000	Morgan Stanley Capital I	3,293,050
	Series 2005-IQ10 Class A4A
	5.23% September 15, 2042
1,250,000	Morgan Stanley Capital I †	1,358,614
	Series 2006-T21 Class A4
	5.16% October 12, 2052
1,250,000	Morgan Stanley Capital I †	1,368,397
	Series 2004-IQ7 Class A4
	5.54% June 15, 2038
1,382,195	Salomon Brothers Mortgage Securities VII	1,401,456
	Series 2001-C1 Class A3
	6.43% December 18, 2035
500,000	Wachovia Bank Commercial Mortgage Trust	537,272
	Series 2004-C10 Class A4
	4.75% February 15, 2041
		$19,957,254

Cosmetics & Personal Care --- 0.13%
500,000	Alberto-Culver Co	536,532
	5.15% June 1, 2020
		$536,532

Electric Companies --- 1.81%
500,000	Duke Energy Carolinas LLC	581,663
	5.30% October 1, 2015
500,000	Enel Finance International SA ‡	523,966
	3.88% October 7, 2014
500,000	Entergy Louisiana LLC	576,682
	5.40% November 1, 2024
500,000	Jersey Central Power & Light Co	572,967
	6.15% June 1, 2037
500,000	Ohio Power Co	544,031
	4.85% January 15, 2014
500,000	Pacific Gas & Electric Co	566,827
	6.05% March 1, 2034
250,000	PECO Energy Co	282,130
	5.00% October 1, 2014
500,000	Pennsylvania Electric Co §	546,286
	5.20% April 1, 2020
476,000	Pnpp II Funding Corp	571,728
	8.83% May 30, 2016
250,000	Potomac Electric Power Co	273,287
	4.65% April 15, 2014
683,000	Public Service Co of Oklahoma	747,233
	5.15% December 1, 2019
500,000	Southwestern Electric Power Co	569,796
	6.45% January 15, 2019
500,000	Southwestern Public Service Co	646,971
	8.75% December 1, 2018
500,000	Westar Energy Inc	574,473
	6.00% July 1, 2014
		$7,578,040

Electronic Instruments & Equipment --- 0.26%
500,000	Agilent Technologies Inc	530,542
	5.00% July 15, 2020
500,000	Amphenol Corp	542,459
	4.75% November 15, 2014
		$1,073,001

Engineering & Construction --- 0.13%
500,000	Holcim US Finance Sarl & Cie SCS ‡	545,584
	6.00% December 30, 2019
		$545,584

Financial Services --- 2.01%
500,000	Bank of America Corp	524,623
	4.50% April 1, 2015
500,000	Bank of America Corp	534,577
	5.75% December 1, 2017
1,481,036	BGS CTL #	1,632,778
	6.36% June 15, 2033
500,000	BlackRock Inc	597,885
	6.25% September 15, 2017
500,000	Citigroup Inc	503,829
	5.85% December 11, 2034
500,000	Citigroup Inc	546,175
	6.13% November 21, 2017
500,000	Citigroup Inc	519,320
	5.00% September 15, 2014
500,000	CME Group Inc	567,222
	5.75% February 15, 2014
500,000	CME Group Index Services LLC ‡	531,203
	4.40% March 15, 2018
500,000	General Electric Capital Corp	560,823
	5.38% October 20, 2016
250,000	General Electric Capital Corp	277,935
	6.75% March 15, 2032
500,000	JPMorgan Chase & Co	548,217
	5.13% September 15, 2014
500,000	JPMorgan Chase Bank NA	567,554
	6.00% October 1, 2017
500,000	NASDAQ OMX Group Inc	516,724
	4.00% January 15, 2015
		$8,428,865

Food & Beverages --- 0.47%
500,000	Anheuser-Busch Co Inc	546,995
	5.95% January 15, 2033
500,000	Dr Pepper Snapple Group Inc	618,622
	6.82% May 1, 2018
250,000	SABMiller PLC ‡	300,684
	6.50% July 1, 2016
500,000	Woolworths Ltd ‡	506,135
	2.55% September 22, 2015
		$1,972,436

Foreign Banks --- 1.14%
500,000	Bank of Nova Scotia	534,064
	3.40% January 22, 2015
500,000	Barclays Bank PLC	547,064
	5.00% September 22, 2016
1,000,000	Canadian Imperial Bank of Commerce ‡	1,040,495
	2.60% July 2, 2015
500,000	Credit Agricole SA ‡	515,691
	3.50% April 13, 2015
500,000	Credit Suisse AG	533,379
	5.40% January 14, 2020
500,000	KfW Bankengruppe	583,889
	4.88% January 17, 2017
500,000	Royal Bank of Canada	518,420
	2.63% December 15, 2015
500,000	Toronto-Dominion Bank ‡	506,706
	2.20% July 29, 2015
		$4,779,708

Foreign Governments --- 0.36%
500,000	Government of Italy §	535,678
	4.50% January 21, 2015
300,000	Government of Italy	363,933
	6.88% September 27, 2023
500,000	Government of Mexico	621,250
	6.75% September 27, 2034
		$1,520,861

Gold, Metals & Mining --- 0.69%
500,000	BHP Billiton Finance USA Ltd	571,491
	5.25% December 15, 2015
500,000	Cliffs Natural Resources Inc	548,923
	5.90% March 15, 2020
500,000	Newmont Mining Corp	559,333
	5.13% October 1, 2019
500,000	Rio Tinto Finance USA Ltd	697,740
	9.00% May 1, 2019
500,000	Teck Resources Ltd	518,011
	4.50% January 15, 2021
		$2,895,498

Health Care Related --- 0.27%
500,000	UnitedHealth Group Inc	551,507
	5.00% August 15, 2014
500,000	WellPoint Inc	560,753
	5.25% January 15, 2016
		$1,112,260

Hotels/Motels --- 0.13%
500,000	Hyatt Hotels Corp ‡	539,196
	5.75% August 15, 2015
		$539,196

Household Goods --- 0.27%
500,000	Procter & Gamble Co	585,796
	5.55% March 5, 2037
500,000	Stanley Black & Decker Inc	562,526
	6.15% October 1, 2013
		$1,148,322

Insurance Related --- 1.27%
500,000	Allstate Corp	506,982
	5.35% June 1, 2033
1,000,000	Hartford Financial Services Group Inc	1,079,996
	6.30% March 15, 2018
500,000	Lincoln National Corp	559,360
	6.25% February 15, 2020
500,000	MetLife Inc	596,878
	6.75% June 1, 2016
500,000	New York Life Insurance Co ‡	616,761
	6.75% November 15, 2039
500,000	Pacific LifeCorp ‡	539,118
	6.00% February 10, 2020
250,000	Prudential Financial Inc	270,238
	5.38% June 21, 2020
500,000	Prudential Financial Inc	560,174
	6.10% June 15, 2017
500,000	Teachers Insurance & Annuity Association of America ‡	615,289
	6.85% December 16, 2039
		$5,344,796

Investment Bank/Brokerage Firm --- 1.54%
500,000	Ameriprise Financial Inc	552,425
	5.30% March 15, 2020
500,000	Bear Stearns Cos LLC	563,770
	5.70% November 15, 2014
500,000	Charles Schwab Corp	522,604
	4.45% July 22, 2020
500,000	Goldman Sachs Group Inc	555,421
	5.75% October 1, 2016
500,000	Goldman Sachs Group Inc	554,606
	6.15% April 1, 2018
500,000	Jefferies Group Inc	580,554
	8.50% July 15, 2019
500,000	Lehman Brothers Holdings Inc ** ^ ~	110,625
	4.80% March 13, 2014
500,000	Merrill Lynch & Co Inc	532,195
	6.05% May 16, 2016
750,000	Morgan Stanley	823,387
	6.00% May 13, 2014
500,000	Morgan Stanley	554,328
	6.63% April 1, 2018
500,000	Nomura Holdings Inc	540,031
	5.00% March 4, 2015
500,000	Xstrata Finance Canada Ltd ‡	552,421
	5.80% November 15, 2016
		$6,442,367

Leisure & Entertainment --- 0.19%
250,000	Hasbro Inc	273,358
	6.13% May 15, 2014
500,000	Mattel Inc	505,242
	4.35% October 1, 2020
		$778,600

Machinery --- 0.21%
500,000	Caterpillar Inc	599,752
	5.70% August 15, 2016
250,000	Pall Corp	271,379
	5.00% June 15, 2020
		$871,131

Medical Products --- 0.40%
500,000	Baxter International Inc	555,086
	4.50% August 15, 2019
500,000	Beckman Coulter Inc	571,475
	6.00% June 1, 2015
500,000	CareFusion Corp	551,470
	5.13% August 1, 2014
		$1,678,031

Miscellaneous --- 0.25%
500,000	Brambles USA Inc ‡	535,720
	5.35% April 1, 2020
500,000	L-3 Communications Corp	524,414
	4.75% July 15, 2020
		$1,060,134

Office Equipment & Supplies --- 0.13%
500,000	Xerox Corp	547,693
	5.65% May 15, 2013
		$547,693

Oil & Gas --- 2.21%
500,000	Cenovus Energy Inc	550,435
	4.50% September 15, 2014
500,000	ConocoPhillips	571,307
	5.90% October 15, 2032
500,000	Florida Gas Transmission Co LLC ‡	544,641
	5.45% July 15, 2020
500,000	Gulfstream Natural Gas System LLC ‡	598,929
	6.95% June 1, 2016
500,000	Hess Corp	585,103
	7.00% February 15, 2014
250,000	Husky Energy Inc	278,153
	5.90% June 15, 2014
500,000	Marathon Oil Corp	574,154
	6.50% February 15, 2014
500,000	Motiva Enterprises LLC ‡	571,868
	5.75% January 15, 2020
500,000	Northwest Pipeline GP	580,621
	7.13% December 1, 2025
500,000	Panhandle Eastern Pipeline Co LP	555,229
	6.20% November 1, 2017
500,000	Petrobras International Finance Co	553,522
	5.75% January 20, 2020
500,000	Shell International Finance BV §	531,413
	3.25% September 22, 2015
250,000	Smith International Inc	304,652
	8.63% March 15, 2014
250,000	Sunoco Logistics Partners Operations LP	292,634
	8.75% February 15, 2014
500,000	Total Capital SA	526,668
	3.13% October 2, 2015
500,000	Valero Energy Corp	552,895
	6.13% June 15, 2017
500,000	Valero Energy Corp	545,236
	7.50% April 15, 2032
500,000	Williams Partners LP	526,116
	3.80% February 15, 2015
		$9,243,576

Other Asset-Backed --- 0.83%
500,000	ACE Securities Corp ‡	372,073
	Series 2007-D1 Class A2
	6.34% February 25, 2038
750,000	Citibank Credit Card Issuance Trust	841,886
	Series 2009-A4 Class A4
	4.90% June 23, 2016
916,860	Citicorp Residential Mortgage Trust	906,509
	Series 2006-1 Class A6
	5.84% July 25, 2036
630,075	Countrywide Asset Backed Certificates	319,172
	Series 2006-S8 Class A6
	5.51% April 25, 2036
800,000	Residential Funding Mortgage Securities II Inc	660,750
	Series 2006-HI5 Class A3
	5.50% August 25, 2025
410,000	Residential Funding Mortgage Securities II Inc	377,239
	Series 2006-HI2 Class A3
	5.79% February 25, 2036
		$3,477,629

Paper & Forest Products --- 0.13%
500,000	International Paper Co	543,797
	5.30% April 1, 2015
		$543,797

Personal Loans --- 0.66%
500,000	American Express Co	586,273
	7.25% May 20, 2014
500,000	American Honda Finance Corp ‡	571,121
	6.70% October 1, 2013
500,000	HSBC Finance Corp	549,121
	5.50% January 19, 2016
500,000	HSBC Finance Corp	544,526
	5.00% June 30, 2015
500,000	Toyota Motor Credit Corp	530,423
	3.20% June 17, 2015
		$2,781,464

Pharmaceuticals --- 0.28%
500,000	Pfizer Inc	576,872
	5.35% March 15, 2015
500,000	Schering-Plough Corp	607,472
	6.00% September 15, 2017
		$1,184,344

Printing & Publishing --- 0.13%
500,000	Thomson Reuters Corp	561,349
	5.95% July 15, 2013
		$561,349

Railroads --- 0.84%
500,000	Burlington Northern Santa Fe LLC	585,123
	7.00% February 1, 2014
500,000	Canadian National Railway Co	591,786
	5.85% November 15, 2017
500,000	Canadian Pacific Railway Co	618,722
	7.25% May 15, 2019
500,000	CSX Corp	571,576
	5.60% May 1, 2017
500,000	Union Pacific Corp	562,022
	5.38% May 1, 2014
500,000	Union Pacific Corp	600,090
	6.63% February 1, 2029
		$3,529,319

Real Estate --- 0.26%
500,000	Duke Realty LP	558,452
	6.75% March 15, 2020
500,000	Simon Property Group LP	536,515
	4.20% February 1, 2015
		$1,094,967

Retail --- 0.25%
437,563	CVS Caremark Corp	463,016
	6.04% December 10, 2028
500,000	Home Depot Inc	569,292
	5.40% March 1, 2016
		$1,032,308

Specialized Services --- 0.82%
500,000	BP Capital Markets PLC	502,627
	3.13% October 1, 2015
500,000	Computer Sciences Corp	574,093
	6.50% March 15, 2018
500,000	Equifax Inc	533,480
	4.45% December 1, 2014
250,000	Fiserv Inc	252,684
	4.63% October 1, 2020
250,000	Fiserv Inc	253,747
	3.13% October 1, 2015
500,000	Pearson Funding Two PLC ‡	521,525
	4.00% May 17, 2016
500,000	Teco Finance Inc	520,926
	4.00% March 15, 2016
250,000	Vale Overseas Ltd	258,210
	4.63% September 15, 2020
		$3,417,292

Supranationals --- 0.14%
500,000	European Investment Bank	590,857
	5.13% September 13, 2016
		$590,857

Telephone & Telecommunications --- 1.01%
500,000	ALLTEL Corp	606,562
	7.00% March 15, 2016
500,000	AT&T Inc	580,791
	5.63% June 15, 2016
500,000	Cellco Partnership	591,670
	7.38% November 15, 2013
500,000	Deutsche Telekom International Finance BV	700,127
	8.25% June 15, 2030
500,000	Rogers Communications Inc	617,663
	6.80% August 15, 2018
500,000	Telecom Italia Capital SA	551,395
	6.18% June 18, 2014
500,000	Vodafone Group PLC	572,176
	5.63% February 27, 2017
		$4,220,384

Transportation --- 0.14%
500,000	Ryder System Inc	588,622
	7.20% September 1, 2015
		$588,622

U.S. Government --- 31.51%
1,000,000	United States of America	1,094,453
	3.25% July 31, 2016
1,000,000	United States of America	1,099,688
	3.63% August 15, 2019
1,500,000	United States of America	1,642,383
	3.25% June 30, 2016
1,500,000	United States of America	1,596,796
	2.63% July 31, 2014
2,000,000	United States of America	2,110,156
	2.38% August 31, 2014
2,000,000	United States of America	2,125,000
	2.75% November 30, 2016
1,000,000	United States of America	1,091,328
	3.25% December 31, 2016
500,000	United States of America	509,199
	1.38% September 15, 2012
500,000	United States of America	527,734
	2.38% October 31, 2014
2,000,000	United States of America	2,051,328
	1.88% June 15, 2012
2,100,000	United States of America	2,168,578
	1.75% January 31, 2014
2,750,000	United States of America	2,789,424
	1.38% February 15, 2012
1,600,000	United States of America	1,716,000
	3.13% August 31, 2013
1,650,000	United States of America	1,717,548
	2.00% November 30, 2013
2,100,000	United States of America	2,168,250
	1.75% March 31, 2014
2,250,000	United States of America	2,390,800
	3.13% May 15, 2019
750,000	United States of America	821,016
	3.25% May 31, 2016
500,000	United States of America	518,477
	1.88% April 30, 2014
1,000,000	United States of America	1,016,211
	1.38% May 15, 2012
2,000,000	United States of America	2,083,750
	2.50% June 30, 2017
2,500,000	United States of America	2,527,350
	1.00% July 15, 2013
1,775,000	United States of America	1,877,757
	2.75% May 31, 2017
1,000,000	United States of America	1,014,220
	1.13% June 15, 2013
1,000,000	United States of America	1,032,500
	2.38% July 31, 2017
1,125,000	United States of America	1,128,691
	0.75% September 15, 2013
1,125,000	United States of America	1,124,165
	0.38% August 31, 2012
2,500,000	United States of America	2,510,150
	0.63% June 30, 2012
1,750,000	United States of America	1,748,497
	1.88% August 31, 2017
750,000	United States of America	781,935
	2.13% May 31, 2015
2,250,000	United States of America	2,266,173
	0.88% January 31, 2012
3,500,000	United States of America	3,570,273
	1.38% February 15, 2013
3,000,000	United States of America	3,195,702
	2.63% December 31, 2014
1,000,000	United States of America	1,019,766
	1.38% January 15, 2013
2,750,000	United States of America	3,016,192
	3.63% February 15, 2020
500,000	United States of America	515,115
	1.75% April 15, 2013
6,375,000	United States of America	6,919,870
	3.50% May 15, 2020
1,750,000	United States of America	1,785,962
	1.38% March 15, 2013
500,000	United States of America	530,195
	2.50% March 31, 2015
2,000,000	United States of America	2,258,124
	3.88% May 15, 2018
900,000	United States of America	1,242,703
	6.13% November 15, 2027
850,000	United States of America	1,073,922
	5.25% November 15, 2028
600,000	United States of America	871,687
	6.88% August 15, 2025
400,000	United States of America	565,125
	6.38% August 15, 2027
1,300,000	United States of America	1,839,703
	6.25% May 15, 2030
500,000	United States of America	597,734
	4.75% February 15, 2037
1,000,000	United States of America	1,121,875
	4.38% November 15, 2039
700,000	United States of America	901,250
	5.38% February 15, 2031
1,900,000	United States of America	2,184,704
	4.50% February 15, 2036
1,800,000	United States of America	2,437,875
	6.25% August 15, 2023
300,000	United States of America	452,812
	8.50% February 15, 2020
600,000	United States of America	923,203
	8.75% May 15, 2020
1,350,000	United States of America	1,770,293
	7.25% May 15, 2016
500,000	United States of America	731,367
	8.13% August 15, 2019
400,000	United States of America	618,125
	8.75% August 15, 2020
400,000	United States of America	579,938
	7.25% August 15, 2022
500,000	United States of America	721,094
	7.13% February 15, 2023
1,750,000	United States of America	2,641,954
	8.13% May 15, 2021
650,000	United States of America	980,383
	8.00% November 15, 2021
5,100,000	United States of America	5,502,023
	4.88% June 30, 2012
1,700,000	United States of America	2,018,352
	4.75% August 15, 2017
1,000,000	United States of America	1,187,109
	4.88% August 15, 2016
800,000	United States of America	838,813
	4.50% November 30, 2011
1,000,000	United States of America	1,071,055
	4.13% August 31, 2012
2,400,000	United States of America	2,650,500
	3.50% February 15, 2018
1,000,000	United States of America	1,049,766
	2.50% March 31, 2013
4,200,000	United States of America	4,502,530
	3.88% October 31, 2012
1,000,000	United States of America	1,070,859
	3.63% December 31, 2012
2,100,000	United States of America	2,436,985
	4.50% November 15, 2015
2,500,000	United States of America	2,655,665
	4.88% February 15, 2012
1,000,000	United States of America	1,074,883
	4.38% August 15, 2012
500,000	United States of America	584,219
	4.63% February 15, 2040
2,375,000	United States of America	2,667,434
	4.38% May 15, 2040
3,200,000	United States of America	3,546,749
	4.00% February 15, 2014
2,400,000	United States of America	2,698,687
	4.00% February 15, 2015
2,450,000	United States of America	2,800,083
	4.25% August 15, 2015
500,000	United States of America	570,625
	4.75% May 15, 2014
750,000	United States of America	845,683
	4.25% August 15, 2014
		$132,088,523

U.S. Municipal --- 0.38%
500,000	Indianapolis Local Public Improvement Bond Bank	547,545
	6.00% January 15, 2040
1,000,000	New York State Dormitory Authority	1,051,650
	4.55% February 15, 2021
		$1,599,195

Utilities --- 0.29%
500,000	EQT Corp	619,901
	8.13% June 1, 2019
500,000	Kansas Gas & Electric Co ‡	609,910
	6.70% June 15, 2019
		$1,229,811

TOTAL BONDS --- 98.20%		$411,626,818
(Cost $386,795,251)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

100,000	Fannie Mae	99,995
	0.15% October 13, 2010
2,319,000	Federal Home Loan Bank	2,318,900
	0.13% October 13, 2010

Repurchase Agreements

2,500,000	Undivided interest of 7.94% in a repurchase agreement (Principal Amount/Value $31,500,000 with a maturity value of $31,505,023) with Credit Suisse, 0.21%, dated 9/15/10, to be repurchased at $2,500,399 on 10/13/10, collateralized by Freddie Mac, 5.50% - 6.00%, 9/01/35 - 8/01/36, with a value of $32,130,062.	2,500,000

9,700,000	Undivided interest of 65.99% in a repurchase agreement (Principal Amount/Value $14,700,000 with a maturity value of $14,702,315) with Credit Suisse, 0.21%, dated 9/21/10, to be repurchased at $9,701,528 on 10/18/10, collateralized by Freddie Mac, 5.00% - 6.00%, 10/01/35 - 4/01/36, with a value of $13,772,229 and Fannie Mae, 5.50%, 10/01/36, with a value of $1,222,013.	9,700,000

2,610,000	Undivided interest of 8.64% in a repurchase agreement (Principal Amount/Value $30,190,000 with a maturity value of $30,190,210) with Credit Suisse, 0.25%, dated 9/30/10, to be repurchased at $2,610,018 on 10/01/10, collateralized by Freddie Mac, 6.00%, 5/01/36 - 1/01/37, with a value of $30,794,330.	2,610,000

TOTAL SHORT-TERM INVESTMENTS --- 4.11%		$17,228,895
(Cost $17,228,895)

SECURITIES LENDING COLLATERAL

Par Value ($)		Value ($)

328,007	Bank of America LLC	328,007
	Repurchase Agreement
	0.30% October 1, 2010
328,007	BNP Paribas Securities Corp	328,007
	Repurchase Agreement
	0.28% October 1, 2010
328,008	Barclays Capital Inc	328,008
	Repurchase Agreement
	0.25% October 1, 2010
328,008	Household Bank Securities Inc	328,008
	Repurchase Agreement
	0.28% October 1, 2010

TOTAL SECURITIES LENDING COLLATERAL --- 0.31%		$1,312,030
(Cost $1,312,030)

OTHER ASSETS & LIABILITIES --- (2.62%)		$(10,976,069)

TOTAL NET ASSETS --- 100%		$419,191,674
(Cost $405,336,176)

Legend

†	Represents the current interest rate for variable rate security.
‡
The Maxim Bond Index Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance.  Aggregate cost, fair value and percent of net assets of these restricted securities held at September 30, 2010 were $11,541,832, $12,502,391 and 2.98%, respectively.

§	A portion or all of the security is on loan at September 30, 2010.
#
The Maxim Bond Index Portfolio may own certain investment securities that have been deemed “illiquid” because no quoted market exists.  These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance.  It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term and the difference could be material.  Aggregate cost, fair value and percent of net assets of these illiquid securities held at September 30, 2010 were $1,481,036, $1,632,778 and 0.39%, respectively.

**	Security in default at September 30, 2010.
^	Security in bankruptcy at September 30, 2010.
~	Non-income producing security

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used.  If the closing price is not available, the current bid will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Fixed income investments are normally valued on the basis of quotations from brokers or dealers or pricing services, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Independent pricing services are utilized when possible and approved by the Board of Directors.  In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented.  Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

For fixed income securities, factors used in the determination of fair value, but are not limited to, market data incorporating available trade, bid and other market information such as benchmark curves, benchmarking of like securities, sector groupings and matrix pricing.  Model processes such as Option Adjusted Spread models are used to develop prepayment and interest rate scenarios.  Price evaluators gather information from market sources and integrate relevant credit information, perceived market movements and sector news into the evaluated pricing applications and models.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value.  This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments.  The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs.  These may include quoted prices in markets that are not active or quoted prices for similar assets in active markets.  Valuations may also be based on inputs other than quoted prices that are observable for the asset, such as interest rates and yield curves.  Additional inputs may be used such as benchmark yields, reported trades, broker/dealer quotes, issuer spreads, prepayment speeds and benchmark securities.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of September 30, 2010, 100% of the Portfolio’s investments were valued using Level 2 inputs.  See Schedule of Investments for values in each industry.

The following is a reconciliation of change in Level 3 assets during the nine months ended September 30, 2010:

Description	Bonds
Beginning Balance, January 1, 2010	$522,005
Total realized gains or (losses)	-
Total unrealized gain (or losses) relating to instruments not held at reporting date	-
Total unrealized gain (or losses) relating to instruments still held at reporting date	-
Purchases, sales and corporate actions	-
Transfers into (out of) Level 3	(522,005)
Ending Balance, September 30, 2010	$-

At September 30, 2010, the U.S. Federal income tax cost basis was $404,644,192.  The Maxim Bond Index Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $26,171,956 and gross depreciation of securities in which there was an excess of tax cost over value of $648,405, resulting in net appreciation of $25,523,551.

Management determines the Portfolio's industry classifications using one or more widely recognized market indexes or ratings group indexes.  Industries are shown as a percent of total net assets.

MAXIM SERIES FUND, INC.

MAXIM US GOVERNMENT MORTGAGE SECURITIES PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2010
UNAUDITED

BONDS

Par Value ($)		Value ($)

Agency --- 2.24%
2,600,000	Federal Home Loan Bank	3,079,832
	5.00% November 17, 2017
1,000,000	Federal Home Loan Bank	1,085,188
	3.63% October 18, 2013
2,700,000	Federal Home Loan Bank *	3,163,612
	4.88% May 17, 2017
1,500,000	Federal Home Loan Bank *	1,748,076
	5.50% August 13, 2014
		$9,076,708

Agency - Pass Through --- 72.95%
2,704,383	Fannie Mae	2,892,160
	5.50% January 1, 2036
18,961	Fannie Mae	21,987
	8.50% August 1, 2024
874,820	Fannie Mae	978,859
	6.50% February 1, 2032
2,905	Fannie Mae	3,352
	9.50% March 1, 2020
4,910,769	Fannie Mae	5,268,529
	5.50% February 1, 2035
5,073,637	Fannie Mae	5,387,076
	5.00% September 1, 2033
68,345	Fannie Mae	73,961
	6.50% July 1, 2014
134,524	Fannie Mae	145,779
	5.50% January 1, 2018
759,978	Fannie Mae	824,087
	6.50% February 1, 2017
606,788	Fannie Mae	652,027
	6.00% February 1, 2033
219,443	Fannie Mae	234,742
	5.00% June 1, 2018
1,488,662	Fannie Mae	1,599,469
	5.50% September 1, 2033
736,039	Fannie Mae	781,510
	5.00% November 1, 2033
1,082,590	Fannie Mae	1,209,627
	6.00% March 1, 2033
579,817	Fannie Mae	629,295
	6.00% March 1, 2017
1,877,678	Fannie Mae	2,043,969
	5.50% April 1, 2018
2,441,592	Fannie Mae	2,628,241
	5.00% May 1, 2018
3,103,446	Fannie Mae	3,324,219
	5.00% August 1, 2018
170,282	Fannie Mae	193,187
	7.00% February 1, 2031
100,542	Fannie Mae	116,216
	8.50% November 1, 2026
3,542,363	Fannie Mae	3,806,036
	5.50% July 1, 2033
2,250,428	Fannie Mae	2,553,530
	6.50% January 1, 2032
889,947	Fannie Mae	995,831
	6.50% December 1, 2031
204,541	Fannie Mae	232,108
	7.00% January 1, 2032
431,912	Fannie Mae	491,442
	7.00% December 1, 2031
117,838	Fannie Mae	134,853
	9.50% September 1, 2020
3,153,247	Fannie Mae	3,382,045
	5.50% October 1, 2034
1,772,493	Fannie Mae	1,901,103
	5.50% December 1, 2034
826,499	Fannie Mae	888,019
	5.50% December 1, 2033
1,194,803	Fannie Mae	1,281,497
	5.50% March 1, 2034
1,397,011	Fannie Mae	1,503,202
	6.00% May 1, 2037
26,433	Fannie Mae	26,774
	8.50% August 1, 2021
2,308,763	Fannie Mae	2,508,068
	6.00% January 1, 2036
965,232	Fannie Mae	1,042,523
	6.00% February 1, 2036
1,606,446	Fannie Mae	1,717,988
	5.50% May 1, 2035
2,073,830	Fannie Mae ‡	2,179,617
	4.24% September 1, 2039
1,685,661	Fannie Mae	1,807,971
	5.50% October 1, 2035
10,801,800	Fannie Mae	11,262,681
	4.50% August 1, 2039
1,384,072	Fannie Mae	1,450,925
	4.50% April 1, 2039
10,181,138	Fannie Mae	10,615,537
	4.50% March 1, 2039
3,011,719	Fannie Mae	3,141,631
	4.50% February 1, 2039
1,470,236	Fannie Mae	1,559,911
	5.00% June 1, 2023
2,776,457	Fannie Mae	2,953,898
	5.50% March 1, 2038
12,000,000	Fannie Mae	12,330,000
	4.00% June 1, 2040
2,987,328	Fannie Mae	3,114,321
	4.50% June 1, 2040
266,078	Fannie Mae	302,021
	7.00% September 1, 2031
5,300,000	Fannie Mae	5,467,281
	3.50% October 25, 2025
4,632,916	Fannie Mae	4,830,589
	4.50% November 1, 2039
1,586,534	Fannie Mae	1,687,770
	5.50% August 1, 2039
1,484,597	Fannie Mae	1,547,708
	4.50% March 1, 2040
1,898,250	Fannie Mae	1,995,378
	4.50% February 1, 2030
1,537,922	Fannie Mae	1,644,706
	5.50% January 1, 2037
2,985,683	Fannie Mae	3,163,601
	5.00% April 1, 2034
1,920,610	Fannie Mae	2,077,009
	5.50% November 1, 2033
1,646,141	Fannie Mae	1,771,106
	5.50% January 1, 2035
373,135	Fannie Mae	400,209
	5.50% April 1, 2034
936,104	Fannie Mae	1,016,914
	6.00% March 1, 2036
2,785,752	Fannie Mae	3,026,234
	6.00% December 1, 2035
2,538,289	Fannie Mae	2,705,808
	5.50% June 1, 2036
5,086,309	Fannie Mae	5,439,473
	5.50% April 1, 2036
1,869,634	Fannie Mae	1,985,136
	5.00% September 1, 2035
784,044	Fannie Mae	846,827
	6.00% December 1, 2036
1,620,435	Fannie Mae	1,720,542
	5.00% July 1, 2037
634,544	Fannie Mae	678,603
	5.50% March 1, 2036
2,200,072	Fannie Mae	2,325,675
	5.00% October 1, 2035
412,180	Fannie Mae	435,712
	5.00% August 1, 2035
922,784	Fannie Mae	986,856
	5.50% November 1, 2035
2,527,046	Fannie Mae	2,702,510
	5.50% May 1, 2036
16,500,000	Freddie Mac	16,917,656
	4.00% October 1, 2040
699,269	Freddie Mac	752,885
	5.50% April 1, 2022
6,043,558	Freddie Mac	6,358,821
	4.50% May 1, 2024
2,255,950	Freddie Mac	2,371,575
	5.00% June 1, 2038
1,205,302	Freddie Mac	1,298,615
	6.00% August 1, 2037
464,231	Freddie Mac	498,576
	6.00% May 1, 2038
2,468,510	Freddie Mac	2,597,280
	4.50% December 1, 2024
3,273,223	Freddie Mac	3,531,747
	6.00% January 1, 2036
588,743	Freddie Mac	624,906
	5.50% May 1, 2038
853,159	Freddie Mac	910,811
	5.50% September 1, 2035
1,803,006	Freddie Mac	1,931,043
	5.50% October 1, 2034
2,176,550	Freddie Mac	2,300,131
	5.00% August 1, 2035
347,522	Freddie Mac	396,804
	7.00% September 1, 2032
350,252	Freddie Mac	400,722
	7.50% March 1, 2032
42,158	Freddie Mac	49,150
	9.50% April 1, 2025
99,798	Freddie Mac	118,815
	11.00% August 1, 2020
62,788	Freddie Mac	74,752
	11.00% July 1, 2020
270,784	Freddie Mac	293,823
	5.50% March 1, 2017
2,594,887	Freddie Mac	2,795,781
	6.00% November 1, 2036
6,381,740	Freddie Mac	6,751,579
	5.00% September 1, 2035
1,372,975	Freddie Mac	1,502,262
	6.00% July 1, 2036
5,391,781	Freddie Mac	5,697,916
	5.00% December 1, 2035
2,737,373	Freddie Mac	2,953,575
	6.00% March 1, 2036
2,866,138	Freddie Mac	3,074,883
	6.00% June 1, 2038
954,029	Freddie Mac	993,244
	4.50% February 1, 2040
5,982,758	Freddie Mac	6,228,677
	4.50% July 1, 2040
2,410,475	Freddie Mac	2,509,556
	4.50% April 1, 2040
1,883,979	Freddie Mac	1,961,420
	4.50% September 1, 2039
1,392,792	Freddie Mac	1,450,042
	4.50% November 1, 2039
3,208,437	Freddie Mac	3,443,296
	5.50% August 1, 2033
6,289	Freddie Mac	6,313
	9.50% September 1, 2020
32,575	Freddie Mac	37,779
	9.50% June 1, 2020
21,851	Freddie Mac	25,862
	11.00% June 1, 2020
1,176,112	Freddie Mac	1,262,204
	5.50% September 1, 2033
33,754	Freddie Mac	38,333
	9.00% December 1, 2014
2,268,072	Freddie Mac	2,370,945
	4.00% December 1, 2024
809,247	Freddie Mac ‡	859,543
	6.00% October 1, 2036
947,163	Freddie Mac	996,572
	4.50% February 1, 2025
1,821,526	Freddie Mac	1,916,546
	4.50% March 1, 2024
7,634,485	Freddie Mac	8,032,739
	4.50% April 1, 2024
1,356,275	Freddie Mac ‡	1,444,968
	5.42% March 1, 2037
2,255,023	Freddie Mac	2,347,715
	4.50% March 1, 2039
6,629,781	Freddie Mac	6,902,295
	4.50% April 1, 2039
1,078,426	Freddie Mac	1,157,367
	5.50% June 1, 2033
632,769	Freddie Mac	679,088
	5.50% January 1, 2034
1,621,217	Freddie Mac	1,739,890
	5.50% May 1, 2033
11,739	Ginnie Mae	11,877
	9.00% July 15, 2018
3,987,685	Ginnie Mae	4,277,437
	5.00% June 15, 2033
3,452,347	Ginnie Mae	3,638,877
	4.50% August 15, 2039
16,871	Ginnie Mae	17,728
	7.50% October 15, 2013
16,000,000	Ginnie Mae	17,040,000
	5.00% October 1, 2040
5,379	Ginnie Mae II	6,200
	9.50% May 20, 2022
2,047,015	Ginnie Mae II	2,245,239
	6.00% December 20, 2033
7,077	Ginnie Mae II	8,066
	7.50% December 20, 2028
10,945	Ginnie Mae II	12,725
	8.00% November 20, 2023
13,580	Ginnie Mae II	15,477
	7.50% October 20, 2028
1,103,859	Ginnie Mae II	1,184,643
	5.00% February 20, 2034
562,235	Ginnie Mae II	606,417
	5.50% February 20, 2035
1,086,289	Ginnie Mae II	1,172,489
	5.50% November 20, 2034
675,466	Ginnie Mae II	726,336
	5.50% May 20, 2039
1,169,348	Ginnie Mae II	1,256,096
	5.00% October 20, 2033
1,052,606	Ginnie Mae II	1,128,654
	5.00% December 20, 2035
791,664	Ginnie Mae II	853,874
	5.50% April 20, 2035
		$295,458,108

Agency Asset Backed --- 0.04%
196,785	Freddie Mac ‡	171,947
	Series T-34 Class A1V
	0.50% July 25, 2031
		$171,947

Agency Mortgage Backed --- 3.73%
967,987	Fannie Mae	1,054,198
	Series 2004-W1 Class 1A7
	5.68% November 25, 2043
2,939,164	US Department of Veterans Affairs	3,152,598
	Series 2003-1 Class G
	5.75% March 15, 2030
4,537,481	US Department of Veterans Affairs	4,883,464
	Series 2008-1 Class GD
	5.25% January 15, 2032
1,324,359	US Department of Veterans Affairs	1,451,001
	Series 2002-1 Class 1A
	6.00% October 15, 2031
1,267,936	US Department of Veterans Affairs ‡	1,375,710
	Series 1993-3 Class 1
	5.76% September 15, 2023
2,837,214	US Department of Veterans Affairs	3,177,680
	Series 1996-3 Class 1Z
	6.75% September 15, 2026
		$15,094,651

Agriculture --- 0.06%
250,000	Corn Products International Inc	254,811
	3.20% November 1, 2015
		$254,811

Banks --- 0.47%
1,475,000	State Street Bank & Trust Co	1,650,128
	5.30% January 15, 2016
250,000	Wells Fargo & Co	265,090
	3.63% April 15, 2015
		$1,915,218

Biotechnology --- 0.06%
250,000	Genzyme Corp §	265,112
	3.63% June 15, 2015
		$265,112

Chemicals --- 0.14%
500,000	Potash Corp of Saskatchewan Inc	555,277
	5.25% May 15, 2014
		$555,277

Commercial Mortgage Backed --- 5.66%
1,754,487	GS Mortgage Securities Corp II	1,838,920
	Series 2005-GG4 Class AABA
	4.68% July 10, 2039
5,000,000	JP Morgan Chase Commercial Mortgage Securities Corp ‡	5,505,950
	Series 2005-LPD5 Class A4
	5.36% December 15, 2044
3,500,000	JP Morgan Chase Commercial Mortgage Securities Corp	3,733,575
	Series 2003-ML1A Class A2
	4.77% March 12, 2039
1,180,000	JP Morgan Chase Commercial Mortgage Securities Corp	1,258,482
	Series 2002-C3 Class A2
	4.99% July 12, 2035
500,000	Morgan Stanley Capital I	540,169
	Series 2003-T11 Class A4
	5.15% June 13, 2041
1,250,000	Morgan Stanley Capital I ‡	1,368,397
	Series 2004-IQ7 Class A4
	5.54% June 15, 2038
4,000,000	Morgan Stanley Capital I	4,390,733
	Series 2005-IQ10 Class A4A
	5.23% September 15, 2042
4,000,000	Wachovia Bank Commercial Mortgage Trust	4,298,174
	Series 2004-C10 Class A4
	4.75% February 15, 2041
		$22,934,400

Cosmetics & Personal Care --- 0.07%
250,000	Alberto-Culver Co	268,266
	5.15% June 1, 2020
		$268,266

Electric Companies --- 0.23%
384,000	Pnpp II Funding Corp	461,226
	8.83% May 30, 2016
425,000	Westar Energy Inc	488,302
	6.00% July 1, 2014
		$949,528

Electronic Instruments & Equipment --- 0.07%
250,000	Agilent Technologies Inc	265,271
	5.00% July 15, 2020
		$265,271

Financial Services --- 1.08%
500,000	Bank of America Corp	505,145
	3.70% September 1, 2015
250,000	Bank of America Corp	262,312
	4.50% April 1, 2015
1,195,826	BGS CTL ~	1,318,346
	6.36% June 15, 2033
1,000,000	BlackRock Inc	1,195,770
	6.25% September 15, 2017
500,000	Citigroup Inc	555,238
	6.38% August 12, 2014
500,000	CME Group Index Services LLC §	531,203
	4.40% March 15, 2018
		$4,368,014

Food & Beverages --- 0.21%
500,000	Safeway Inc	590,867
	6.35% August 15, 2017
250,000	Woolworths Ltd §	253,067
	2.55% September 22, 2015
		$843,934

Foreign Banks --- 0.07%
250,000	Barclays Bank PLC	277,156
	5.20% July 10, 2014
		$277,156

Health Care Related --- 0.13%
500,000	Quest Diagnostics Inc	524,146
	4.75% January 30, 2020
		$524,146

Insurance Related --- 0.29%
1,000,000	Farmers Insurance Exchange §	1,158,351
	8.63% May 1, 2024
		$1,158,351

Investment Bank/Brokerage Firm --- 0.38%
500,000	Jefferies Group Inc	580,555
	8.50% July 15, 2019
250,000	Morgan Stanley	274,462
	6.00% May 13, 2014
602,500	Xstrata Finance Canada Ltd §	665,667
	5.80% November 15, 2016
		$1,520,684

Leisure & Entertainment --- 0.07%
250,000	Hasbro Inc	273,358
	6.13% May 15, 2014
		$273,358

Machinery --- 0.07%
250,000	Pall Corp	271,379
	5.00% June 15, 2020
		$271,379

Miscellaneous --- 0.13%
250,000	Brambles USA Inc §	267,860
	5.35% April 1, 2020
250,000	L-3 Communications Corp	262,207
	4.75% July 15, 2020
		$530,067

Oil & Gas --- 0.57%
500,000	Gulfstream Natural Gas System LLC §	598,929
	6.95% June 1, 2016
250,000	Husky Energy Inc	278,153
	5.90% June 15, 2014
500,000	Marathon Oil Corp	574,154
	6.50% February 15, 2014
250,000	Panhandle Eastern Pipeline Co LP	277,615
	6.20% November 1, 2017
250,000	Smith International Inc	304,652
	8.63% March 15, 2014
250,000	Sunoco Logistics Partners Operations LP	292,634
	8.75% February 15, 2014
		$2,326,137

Other Asset-Backed --- 2.63%
1,500,000	ACE Securities Corp §	1,116,219
	Series 2007-D1 Class A2
	6.34% February 25, 2038
250,000	Citicorp Residential Mortgage Trust	243,379
	Series 2006-2 Class A4
	5.78% September 25, 2036
1,824,282	Citicorp Residential Mortgage Trust	1,819,539
	Series 2006-2 Class A6
	5.67% September 25, 2036
916,860	Citicorp Residential Mortgage Trust	906,509
	Series 2006-1 Class A6
	5.84% July 25, 2036
630,075	Countrywide Asset Backed Certificates	319,172
	Series 2006-S8 Class A6
	5.51% April 25, 2036
2,000,000	Discover Card Master Trust	2,378,447
	Series 2007-A1 Class A1
	5.65% March 16, 2020
2,700,000	HSBC Home Equity Loan Trust	2,823,261
	Series 2007-2 Class A3F
	5.81% July 20, 2036
800,000	Residential Funding Mortgage Securities II Inc	660,750
	Series 2006-HI5 Class A3
	5.50% August 25, 2025
410,000	Residential Funding Mortgage Securities II Inc	377,239
	Series 2006-HI2 Class A3
	5.79% February 25, 2036
		$10,644,515

Pollution Control --- 0.07%
250,000	Waste Management Inc	293,161
	6.38% March 11, 2015
		$293,161

Real Estate --- 0.14%
500,000	Duke Realty LP *	558,452
	6.75% March 15, 2020
		$558,452

Specialized Services --- 0.19%
250,000	BP Capital Markets PLC	251,313
	3.13% October 1, 2015
250,000	Fiserv Inc	253,747
	3.13% October 1, 2015
250,000	Pearson Funding Two PLC §	260,763
	4.00% May 17, 2016
		$765,823

U.S. Government --- 7.67%
3,200,000	United States of America	3,297,501
	1.88% June 30, 2015
1,000,000	United States of America	1,041,875
	2.50% June 30, 2017
2,000,000	United States of America	2,115,782
	2.75% May 31, 2017
3,000,000	United States of America	2,996,250
	1.25% September 30, 2015
1,750,000	United States of America	1,748,497
	1.88% August 31, 2017
1,385,000	United States of America *	1,397,984
	2.63% August 15, 2020
1,000,000	United States of America	1,085,470
	3.50% May 15, 2020
5,000,000	United States of America	5,277,345
	2.38% October 31, 2014
3,000,000	United States of America	3,097,968
	1.75% January 31, 2014
2,750,000	United States of America	3,138,437
	4.75% May 15, 2014
1,000,000	United States of America	1,054,840
	2.38% February 28, 2015
3,000,000	United States of America	3,187,500
	2.75% November 30, 2016
1,500,000	United States of America	1,615,899
	3.38% November 15, 2019
		$31,055,348

Whole Loan --- 0.13%
561,898	Merrill Lynch Mortgage Investors Trust ‡	540,040
	Series 2004-A1 Class 2A1
	2.85% February 25, 2034
		$540,040

TOTAL BONDS --- 99.55%		$403,159,862
(Cost $386,026,188)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

Repurchase Agreements

11,300,000	Undivided interest of 100.00% in a repurchase agreement (Principal Amount/Value $11,300,000 with a maturity value of $11,301,730) with Bank of America, 0.19%, dated 9/21/10, to be repurchased at $11,301,730 on 10/20/10, collateralized by Federal Home Loan Bank, 1.38%, 9/12/14, with a value of $7,370,085 and Fannie Mae, 1.00%, 9/23/13, with a value of $4,158.338.	11,300,000

29,000,000	Undivided interest of 92.06% in a repurchase agreement (Principal Amount/Value $31,500,000 with a maturity value of $31,505,023) with Credit Suisse, 0.21%, dated 9/15/10, to be repurchased at $29,004,624 on 10/13/10, collateralized by Freddie Mac, 5.50% - 6.00%, 9/01/35 - 8/01/36, with a value of $32,130,062.	29,000,000

5,000,000	Undivided interest of 34.01% in a repurchase agreement (Principal Amount/Value $14,700,000 with a maturity value of $14,702,315) with Credit Suisse, 0.21%, dated 9/21/10, to be repurchased at $5,000,787 on 10/18/10, collateralized by Freddie Mac, 5.00% - 6.00%, 10/01/35 - 4/01/36, with a value of $13,772,229 and Fannie Mae, 5.50%, 10/01/36, with a value of $1,222,013.	5,000,000

5,800,000	Undivided interest of 100.00% in a repurchase agreement (Principal Amount/Value $5,800,000 with a maturity value of $5,800,981) with Credit Suisse, 0.21%, dated 9/21/10, to be repurchased at $5,800,981 on 10/20/10, collateralized by Freddie Mac, 6.00%, 5/01/36, with a value of $5,916,439.	5,800,000

1,150,000	Undivided interest of 3.81% in a repurchase agreement (Principal Amount/Value $30,190,000 with a maturity value of $30,190,210) with Credit Suisse, 0.25%, dated 9/30/10, to be repurchased at $1,150,008 on 10/01/10, collateralized by Freddie Mac, 6.00%, 5/01/36 - 1/01/37, with a value of $30,794,330.	1,150,000

TOTAL SHORT-TERM INVESTMENTS --- 12.90%		$52,250,000
(Cost $52,250,000)

SECURITIES LENDING COLLATERAL

Par Value ($)		Value ($)

1,365,996	BNP Paribas Securities Corp	1,365,996
	Repurchase Agreement
	0.28% October 1, 2010
1,365,996	Bank of America LLC	1,365,996
	Repurchase Agreement
	0.30% October 1, 2010
1,607,258	Household Bank Securities Inc	1,607,258
	Repurchase Agreement
	0.28% October 1, 2010

TOTAL SECURITIES LENDING COLLATERAL --- 1.07%		$4,339,250
(Cost $4,339,250)

OTHER ASSETS & LIABILITIES --- (13.52%)		$(54,759,248)

TOTAL NET ASSETS --- 100%		$404,989,864
(Cost $442,615,438)

Legend

*	A portion or all of the security is on loan at September 30, 2010.
‡	Represents the current interest rate for variable rate security.
§
The Maxim U.S. Government Mortgage Securities Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance.  Aggregate cost, fair value and percent of net assets of these restricted securities held at September 30, 2010 were $5,284,932, $5,117,171 and 1.26%, respectively.

~
The Maxim U.S. Government Mortgage Securities Portfolio may own certain investment securities that have been deemed “illiquid” because no quoted market exists.  These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance.  It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term and the difference could be material.  Aggregate cost, fair value and percent of net assets of these illiquid securities held at September 30, 2010 were $1,195,826, $1,318,346 and 0.33%, respectively.

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used.  If the closing price is not available, the current bid will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Fixed income investments are normally valued on the basis of quotations from brokers or dealers or pricing services, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Independent pricing services are utilized when possible and approved by the Board of Directors.  In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented.  Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

For fixed income securities, factors used in the determination of fair value may include, but are not limited to, market data incorporating available trade, bid and other market information such as benchmark curves, benchmarking of like securities, sector groupings and matrix pricing.  Model processes such as Option Adjusted Spread models are used to develop prepayment and interest rate scenarios.  Price evaluators gather information from market sources and integrate relevant credit information, perceived market movements and sector news into the evaluated pricing applications and models.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value.  This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments.  The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs.  These may include quoted prices in markets that are not active or quoted prices for similar assets in active markets.  Valuations may also be based on inputs other than quoted prices that are observable for the asset, such as interest rates and yield curves.  Additional inputs may be used such as benchmark yields, reported trades, broker/dealer quotes, issuer spreads, prepayment speeds and benchmark securities.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of September 30, 2010, 100% of the Portfolio’s investments were valued using Level 2 inputs.  At no point during the year did the Portfolio hold securities valued with Level 3 inputs.  See Schedule of Investments for values in each industry.

At September 30, 2010 the U.S. Federal income tax cost basis was $442,086,108.  The Maxim U.S. Government Mortgage Securities Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $18,451,109 and gross depreciation of securities in which there was an excess of tax cost over value of $788,105, resulting in net appreciation of $17,663,004.

Management determines the Portfolio's industry classifications using one or more widely recognized market indexes or ratings group indexes.  Industries are shown as a percent of total net assets.

MAXIM SERIES FUND, INC.

MAXIM INDEX 600 PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2010
UNAUDITED

COMMON STOCK

Shares		Value ($)

Aerospace & Defense --- 2.76%
25,099	AAR Corp *	468,347
9,386	Aerovironment Inc *	208,839
5,917	American Science & Engineering Inc	435,787
8,749	Applied Signal Technology Inc	217,675
16,751	Ceradyne Inc *	391,136
10,215	Cubic Corp	416,772
29,665	Curtiss-Wright Corp	898,850
19,408	Esterline Technologies Corp *	1,110,720
36,971	GenCorp Inc *	181,897
29,322	Moog Inc Class A *	1,041,224
37,421	Orbital Sciences Corp *	572,541
23,421	Teledyne Technologies Inc *	932,624
10,644	Triumph Group Inc	793,936
		$7,670,348

Agriculture --- 0.17%
54,255	Darling International Inc *	462,253
		$462,253

Air Freight --- 0.44%
18,831	Forward Air Corp	489,606
24,611	HUB Group Inc Class A *	720,118
		$1,209,724

Airlines --- 0.33%
9,979	Allegiant Travel Co †	422,311
35,890	SkyWest Inc	501,025
		$923,336

Auto Parts & Equipment --- 0.26%
12,269	Drew Industries Inc *	255,931
20,916	Spartan Motors Inc	97,050
11,728	Standard Motor Products Inc	123,496
14,599	Superior Industries International Inc †	252,271
		$728,748

Automobiles --- 0.07%
18,658	Winnebago Industries Inc *	194,416
		$194,416

Banks --- 5.94%
8,528	Bank of the Ozarks Inc	316,304
48,008	Boston Private Financial Holdings Inc	313,972
10,334	City Holding Co †	316,944
25,811	Columbia Banking System Inc	507,186
21,238	Community Bank System Inc	488,686
95,416	East West Bancorp Inc ~	1,553,373
42,920	First BanCorp * †	12,018
58,858	First Commonwealth Financial Corp	320,776
36,643	First Financial Bancorp	611,205
13,339	First Financial Bankshares Inc †	626,800
47,441	First Midwest Bancorp Inc	546,995
47,049	Glacier Bancorp Inc	686,915
18,885	Hancock Holding Co	567,872
85,090	Hanmi Financial Corp * †	108,915
14,068	Home Bancshares Inc	285,862
13,860	Independent Bank Corp (MA)	312,127
23,958	Nara Bancorp Inc *	169,143
80,842	National Penn Bancshares Inc	505,263
22,115	NBT Bancorp Inc	488,078
55,812	Old National Bancorp †	586,026
21,221	Pinnacle Financial Partners Inc * †	195,021
37,624	PrivateBancorp Inc	428,537
15,766	S&T Bancorp Inc †	274,644
26,423	Signature Bank *	1,026,269
10,974	Simmons First National Corp †	310,235
123,951	South Financial Group Inc *	35,202
18,346	Sterling Bancorp	159,427
65,748	Sterling Bancshares Inc	353,067
84,727	Susquehanna Bancshares Inc	715,096
4,980	Tompkins Financial Corp	197,507
19,594	UMB Financial Corp	695,783
74,071	Umpqua Holdings Corp	839,965
24,501	United Bankshares Inc †	609,830
55,305	United Community Banks Inc *	123,883
61,861	Whitney Holding Corp	505,404
11,757	Wilshire Bancorp Inc	76,891
19,896	Wintrust Financial Corp	644,829
		$16,516,050

Biotechnology --- 2.31%
47,490	Affymetrix Inc *	216,554
23,291	ArQule Inc *	119,949
20,098	Cambrex Corp *	85,417
37,771	Cubist Pharmaceuticals Inc *	883,464
11,255	Dionex Corp *	972,882
12,313	Emergent Biosolutions Inc *	212,522
21,757	Enzo Biochem Inc *	82,677
28,438	eResearchTechnology Inc *	212,716
9,246	Kendle International Inc *	86,173
21,873	Martek Biosciences Corp * †	494,986
37,772	PAREXEL International Corp *	873,666
43,201	Regeneron Pharmaceuticals Inc *	1,183,707
43,746	Savient Pharmaceuticals Inc *	1,000,471
		$6,425,184

Broadcast/Media --- 0.51%
17,089	Arbitron Inc	477,979
95,616	Live Nation Entertainment Inc *	944,686
		$1,422,665

Building Materials --- 0.88%
8,016	AAON Inc	188,536
18,277	Apogee Enterprises Inc	167,235
20,094	Gibraltar Industries Inc *	180,444
29,524	Griffon Corp *	359,898
11,419	NCI Building Systems Inc *	108,823
24,267	Quanex Building Products Corp	419,091
25,354	Simpson Manufacturing Co Inc	653,626
12,630	Universal Forest Products Inc	369,427
		$2,447,080

Chemicals --- 1.84%
20,543	A Schulman Inc	413,941
13,066	American Vanguard Corp	80,748
16,094	Arch Chemicals Inc	564,738
18,525	Balchem Corp	571,682
35,782	Calgon Carbon Corp *	518,839
32,016	HB Fuller Co	636,158
10,510	LSB Industries Inc *	195,171
19,778	OM Group Inc *	595,713
6,036	Penford Corp *	27,826
59,363	PolyOne Corp *	717,699
7,005	Quaker Chemical Corp	228,083
5,049	Stepan Co	298,446
14,480	Zep Inc	252,531
		$5,101,575

Communications - Equipment --- 2.23%
80,712	Arris Group Inc *	788,556
7,250	Bel Fuse Inc Class B †	150,945
11,464	Black Box Corp †	367,536
27,327	Blue Coat Systems Inc *	657,487
18,213	Comtech Telecommunications Corp	498,125
15,829	DG FastChannel Inc * †	344,281
17,212	Digi International Inc * †	163,342
10,440	EMS Technologies Inc *	194,497
62,325	Harmonic Inc *	428,796
22,572	NETGEAR Inc *	609,670
18,653	Network Equipment Technologies Inc *	64,353
12,574	PC-Tel Inc *	77,204
30,112	Symmetricom Inc *	172,241
43,798	Tekelec *	567,622
6,884	Tollgrade Communications Inc *	50,460
25,790	ViaSat Inc *	1,060,227
		$6,195,342

Computer Hardware & Systems --- 0.87%
18,455	Avid Technology Inc *	241,945
15,077	Compellent Technologies Inc *	274,100
15,624	Hutchinson Technology Inc * †	54,215
31,355	Intermec Inc *	384,412
14,356	Intevac Inc *	143,703
19,611	Novatel Wireless Inc *	154,535
19,238	Smith Micro Software Inc *	191,226
13,262	Stratasys Inc *	367,623
21,960	Synaptics Inc * †	617,954
		$2,429,713

Computer Software & Services --- 4.69%
28,264	Blackbaud Inc	679,467
28,209	CommVault Systems Inc *	734,280
16,020	comScore Inc *	376,790
28,934	Concur Technologies Inc * ~	1,430,497
26,522	DealerTrack Holdings Inc *	452,996
21,971	Ebix Inc * †	515,220
29,845	Epicor Software Corp *	259,652
21,895	EPIQ Systems Inc	268,433
22,744	InfoSpace Inc *	196,963
8,283	Interactive Intelligence Inc *	145,781
29,275	j2 Global Communications Inc *	696,452
26,460	JDA Software Group Inc *	671,026
18,725	Knot Inc * †	170,959
11,058	Liquidity Services Inc *	177,039
14,361	Manhattan Associates Inc *	421,495
5,672	MicroStrategy Inc Class A *	491,252
22,926	Netscout Systems Inc *	470,212
20,073	Perficient Inc *	183,467
21,660	Phoenix Technologies Ltd *	84,474
27,294	Progress Software Corp *	903,431
20,390	Radiant Systems Inc *	348,669
20,157	Sonic Solutions Inc * †	229,387
17,408	Sourcefire Inc *	502,047
54,976	Take-Two Interactive Software Inc *	557,457
25,365	Taleo Corp *	735,331
44,966	THQ Inc *	180,763
17,453	Tyler Technologies Inc *	351,852
55,263	United Online Inc	316,104
27,701	Websense Inc *	491,416
		$13,042,912

Conglomerates --- 0.16%
7,833	Standex International Corp	189,480
13,914	Tredegar Corp	264,088
		$453,568

Containers --- 0.07%
22,128	Myers Industries Inc	190,080
		$190,080

Cosmetics & Personal Care --- 0.09%
8,475	Mannatech Inc * †	17,374
8,911	Medifast Inc * †	241,755
		$259,129

Distributors --- 0.83%
24,143	Applied Industrial Technologies Inc	738,776
11,775	Audiovox Corp Class A *	80,541
17,080	Kaman Corp †	447,667
2,844	Lawson Products Inc	43,428
18,101	Watsco Inc	1,007,863
		$2,318,275

Electric Companies --- 1.15%
19,517	ALLETE Inc	711,004
7,977	Central Vermont Public Service Corp	160,896
28,363	El Paso Electric Co *	674,472
30,594	UIL Holdings Corp	861,527
23,567	UniSource Energy Corp	787,845
		$3,195,744

Electronic Instruments & Equipment --- 5.08%
13,226	Agilysys Inc *	85,969
18,291	Anixter International Inc *	987,531
14,370	AO Smith Corp	831,879
8,118	AZZ Inc	347,775
30,558	Belden Inc	806,120
40,134	Benchmark Electronics Inc *	658,198
33,948	Brady Corp Class A	990,263
46,134	Brightpoint Inc *	322,477
25,341	Checkpoint Systems Inc *	515,689
34,779	Cogent Inc *	370,049
25,423	Cognex Corp	681,845
21,381	CTS Corp	205,685
22,142	Daktronics Inc	217,434
11,060	DTS Inc *	422,160
15,451	Electro Scientific Industries Inc *	171,661
11,926	Encore Wire Corp	244,602
10,330	FARO Technologies Inc *	225,297
16,995	Gerber Scientific Inc *	104,859
16,355	II-VI Inc *	610,532
30,406	Insight Enterprises Inc *	475,550
8,914	Keithley Instruments Inc	191,740
14,044	Littelfuse Inc *	613,723
9,688	LoJack Corp *	37,008
10,703	MTS Systems Corp	331,793
23,962	Newport Corp *	271,729
11,774	OSI Systems Inc *	427,632
13,054	Park Electrochemical Corp	343,842
26,406	Plexus Corp *	775,016
5,656	Powell Industries Inc *	176,015
16,488	RadiSys Corp *	155,317
10,029	Rogers Corp *	315,713
17,232	ScanSource Inc *	478,016
14,941	SYNNEX Corp *	420,440
26,994	Technitrol Inc †	119,044
12,533	Vicor Corp	183,107
		$14,115,710

Electronics - Semiconductor --- 5.00%
16,507	Actel Corp *	263,287
24,251	Advanced Energy Industries Inc *	316,718
20,653	ATMI Inc *	306,904
41,198	Brooks Automation Inc *	276,439
15,360	Cabot Microelectronics Corp *	494,285
14,880	Cohu Inc	187,339
19,055	Cymer Inc *	706,559
103,306	Cypress Semiconductor Corp * ~	1,299,589
22,246	Diodes Inc *	380,184
14,656	DSP Group Inc *	102,592
27,535	Exar Corp * †	164,935
24,373	FEI Co *	476,980
15,439	Hittite Microwave Corp *	735,668
44,701	Kopin Corp * †	158,689
45,401	Kulicke & Soffa Industries Inc *	281,032
31,894	Micrel Inc	314,475
53,719	Microsemi Corp *	921,281
32,053	MKS Instruments Inc *	576,313
22,798	Monolithic Power Systems Inc *	372,291
16,863	Pericom Semiconductor Corp *	146,539
20,037	Rudolph Technologies Inc *	166,507
17,891	Sigma Designs Inc *	205,568
14,676	Standard Microsystems Corp *	334,760
8,429	Supertex Inc *	186,449
32,605	Tessera Technologies Inc *	603,192
101,470	TriQuint Semiconductor Inc *	974,112
15,911	Ultratech Inc *	272,078
48,138	Varian Semiconductor Equipment Associates Inc * ~	1,385,412
26,218	Veeco Instruments Inc * †	914,222
17,544	Volterra Semiconductor Corp *	377,547
		$13,901,946

Engineering & Construction --- 1.36%
25,244	Comfort Systems USA Inc	270,868
24,226	Dycom Industries Inc *	242,018
28,701	Eagle Materials Inc	680,214
42,843	EMCOR Group Inc *	1,053,509
37,749	Headwaters Inc *	135,896
25,145	Insituform Technologies Inc Class A *	608,006
17,729	Orion Marine Group Inc *	220,017
17,779	Texas Industries Inc †	560,394
		$3,770,922

Financial Services --- 0.43%
27,098	Interactive Brokers Group Inc Class A *	466,357
11,087	Portfolio Recovery Associates Inc * †	716,774
		$1,183,131

Food & Beverages --- 2.33%
12,104	Andersons Inc	458,742
6,052	Boston Beer Co Inc Class A *	404,697
7,389	Calavo Growers Inc	160,194
8,400	Cal-Maine Foods Inc	243,432
14,139	Diamond Foods Inc †	579,558
16,803	Great Atlantic & Pacific Tea Co Inc * †	66,540
27,433	Hain Celestial Group Inc *	657,843
9,357	J&J Snack Foods Corp	392,339
21,164	Lance Inc	450,793
8,110	Nash Finch Co	344,999
12,523	Sanderson Farms Inc	542,121
14,215	Spartan Stores Inc	206,117
22,677	TreeHouse Foods Inc *	1,045,410
27,909	United Natural Foods Inc *	924,904
		$6,477,689

Gold, Metals & Mining --- 0.92%
10,703	AM Castle & Co *	141,815
16,496	AMCOL International Corp	432,030
12,893	Brush Engineered Materials Inc *	366,677
36,515	Century Aluminum Co *	480,903
9,419	Kaiser Aluminum Corp	403,039
6,045	Olympic Steel Inc	138,975
19,275	RTI International Metals Inc *	590,200
		$2,553,639

Health Care Related --- 5.36%
7,268	Air Methods Corp *	302,203
5,335	Almost Family Inc *	158,076
18,338	Amedisys Inc *	436,444
32,896	AMERIGROUP Corp * ~	1,397,093
23,046	AMN Healthcare Services Inc *	118,456
19,587	AmSurg Corp *	342,381
15,644	Bio-Reference Laboratories Inc *	326,334
25,130	Catalyst Health Solutions Inc *	884,827
31,794	Centene Corp *	750,021
14,780	Chemed Corp	842,017
6,976	Computer Programs & Systems Inc	296,968
4,299	Corvel Corp *	182,493
19,969	Cross Country Healthcare Inc *	143,577
8,231	Ensign Group Inc	147,746
11,213	Genoptix Inc *	159,225
19,585	Gentiva Health Services Inc *	427,932
20,240	Hanger Orthopedic Group Inc *	294,290
36,273	Healthspring Inc *	937,294
22,016	Healthways Inc *	256,266
17,550	HMS Holdings Corp *	1,034,397
10,232	IPC The Hospitalist Co Inc *	279,538
6,196	Landauer Inc	388,056
12,197	LCA-Vision Inc * †	67,937
10,338	LHC Group Inc *	239,738
21,548	Magellan Health Services Inc *	1,017,928
11,998	MedCath Corp * †	120,820
10,651	Molina Healthcare Inc *	287,471
7,900	MWI Veterinary Supply Inc *	455,988
20,679	Omnicell Inc *	270,481
19,497	PharMerica Corp *	185,806
36,539	PSS World Medical Inc *	781,204
12,457	Quality Systems Inc †	826,024
15,747	RehabCare Group Inc *	318,404
17,135	Res-Care Inc *	227,382
		$14,904,817

Homebuilding --- 0.32%
11,567	M/I Homes Inc *	119,950
21,130	Meritage Homes Corp *	414,570
4,601	Skyline Corp †	93,216
63,308	Standard Pacific Corp *	251,333
		$879,069

Hotels/Motels --- 0.19%
26,020	Interval Leisure Group Inc *	350,489
13,729	Marcus Corp	162,689
		$513,178

Household Goods --- 0.97%
3,719	Blyth Inc	153,371
36,638	Central Garden & Pet Co *	379,570
17,413	Ethan Allen Interiors Inc †	304,031
19,697	Helen of Troy Ltd *	498,137
13,563	Kid Brands Inc *	116,642
34,403	La-Z-Boy Inc *	290,361
3,327	National Presto Industries Inc	354,226
8,694	Universal Electronics Inc *	181,270
10,930	WD-40 Co	415,559
		$2,693,167

Insurance Related --- 2.68%
5,234	American Physicians Capital Inc	217,002
12,047	AMERISAFE Inc *	226,243
34,433	Delphi Financial Group Inc Class A	860,481
14,922	eHealth Inc *	192,792
27,068	Employers Holdings Inc	426,862
25,212	Horace Mann Educators Corp	448,269
8,380	Infinity Property & Casualty Corp	408,693
27,959	National Financial Partners Corp *	354,240
8,069	Navigators Group Inc *	360,119
13,333	Presidential Life Corp	130,663
20,516	ProAssurance Corp *	1,181,516
10,674	RLI Corp †	604,362
9,881	Safety Insurance Group Inc	415,200
34,133	Selective Insurance Group Inc	556,027
11,842	Stewart Information Services Corp †	134,051
27,853	Tower Group Inc	650,368
13,775	United Fire & Casualty Co	292,168
		$7,459,056

Investment Bank/Brokerage Firm --- 0.93%
28,007	Investment Technology Group Inc *	398,259
23,982	LaBranche & Co Inc * †	93,530
27,951	optionsXpress Holdings Inc *	429,327
10,045	Piper Jaffray Cos Inc *	292,611
22,947	Stifel Financial Corp *	1,062,217
19,639	SWS Group Inc	140,812
25,303	TradeStation Group Inc *	166,494
		$2,583,250

Leisure & Entertainment --- 1.80%
8,957	Arctic Cat Inc *	91,809
57,253	Brunswick Corp	871,391
40,990	Callaway Golf Co †	286,930
18,505	JAKKS Pacific Inc *	326,428
7,789	Monarch Casino & Resort Inc *	87,315
19,044	Multimedia Games Inc *	70,463
11,638	Nautilus Inc *	15,479
39,818	Pinnacle Entertainment Inc *	443,971
21,381	Polaris Industries Inc ~	1,391,903
32,382	Pool Corp	649,907
14,283	RC2 Corp *	299,229
34,072	Shuffle Master Inc *	286,545
12,696	Sturm Ruger & Co Inc	173,173
		$4,994,543

Machinery --- 3.85%
43,920	Actuant Corp Class A	1,008,403
17,543	Albany International Corp Class A	331,913
13,112	Astec Industries Inc *	374,085
9,876	Badger Meter Inc	399,780
29,145	Barnes Group Inc	512,660
32,064	Briggs & Stratton Corp	609,537
5,756	Cascade Corp	183,041
11,153	CIRCOR International Inc	352,435
32,566	CLARCOR Inc ~	1,258,025
13,232	EnPro Industries Inc *	413,897
16,950	ESCO Technologies Inc	563,757
39,612	Federal Signal Corp	213,509
18,435	John Bean Technologies Corp	296,988
21,857	Kaydon Corp	756,252
7,951	Lindsay Corp †	344,437
10,949	Lydall Inc *	80,585
24,447	Mueller Industries Inc	647,601
21,120	Robbins & Myers Inc	565,594
20,213	Toro Co	1,136,577
19,077	Watts Water Technologies Inc Class A	649,572
		$10,698,648

Manufacturing --- 0.24%
15,014	Mercury Computer Systems Inc *	180,618
23,331	Methode Electronics Inc	211,846
28,767	TTM Technologies Inc *	281,629
		$674,093

Medical Products --- 4.02%
14,478	Abaxis Inc *	334,442
43,440	Align Technology Inc *	850,555
48,699	American Medical Systems Holdings Inc *	953,527
8,508	Analogic Corp	381,839
8,185	Cantel Medical Corp	132,597
18,512	CONMED Corp *	414,854
30,061	Cooper Cos Inc ~	1,389,420
17,524	CryoLife Inc * †	106,371
15,147	Cyberonics Inc *	404,122
15,158	Greatbatch Inc *	351,514
15,925	Haemonetics Corp *	932,090
7,339	ICU Medical Inc *	273,671
13,395	Integra LifeSciences Holdings Corp *	528,567
20,760	Invacare Corp	550,348
6,178	Kensey Nash Corp *	178,482
26,406	Meridian Bioscience Inc †	577,763
17,908	Merit Medical Systems Inc *	284,558
19,034	Natus Medical Inc *	277,325
14,504	Neogen Corp *	490,960
12,481	Osteotech Inc *	80,627
12,274	Palomar Medical Technologies Inc * †	126,790
12,037	SurModics Inc *	143,481
22,526	Symmetry Medical Inc *	217,151
21,739	West Pharmaceutical Services Inc	745,865
13,985	Zoll Medical Corp *	451,296
		$11,178,215

Miscellaneous --- 0.90%
12,775	ATC Technology Corp *	316,054
19,354	Dolan Co *	220,055
9,046	Exponent Inc *	303,855
11,830	G&K Services Inc Class A †	270,434
28,390	Healthcare Services Group Inc	647,008
23,732	Mobile Mini Inc *	364,049
10,471	School Specialty Inc *	136,228
13,110	Viad Corp	253,547
		$2,511,230

Office Equipment & Supplies --- 0.63%
40,396	Interface Inc Class A	574,835
26,584	SYKES Enterprises Inc *	361,011
15,088	United Stationers Inc *	807,359
		$1,743,205

Oil & Gas --- 5.17%
14,400	BASiC Energy Services Inc * †	122,688
23,468	Bristow Group Inc *	846,725
12,218	CARBO Ceramics Inc	989,658
21,840	Dril-Quip Inc * ~	1,356,482
9,239	Gulf Island Fabrication Inc †	168,150
28,493	Holly Corp	819,174
14,605	Hornbeck Offshore Services Inc *	284,651
95,817	ION Geophysical Corp *	492,499
19,376	Lufkin Industries Inc	850,606
17,306	Matrix Service Co *	151,428
32,330	Oil States International Inc * ~	1,504,962
29,889	Penn Virginia Corp	479,420
12,213	Petroleum Development Corp *	337,079
35,093	Petroquest Energy Inc *	213,716
35,167	Pioneer Drilling Co *	224,366
13,704	SEACOR Holdings Inc *	1,167,033
7,755	Seahawk Drilling Inc * †	65,607
40,564	SM Energy Co ~	1,519,527
30,611	Stone Energy Corp *	450,900
24,733	Swift Energy Co *	694,503
49,780	TETRA Technologies Inc *	507,756
43,429	World Fuel Services Corp	1,129,588
		$14,376,518

Paper & Forest Products --- 0.85%
25,673	Buckeye Technologies Inc	377,650
7,365	Clearwater Paper Corp *	560,329
7,036	Deltic Timber Corp	315,213
10,089	Neenah Paper Inc	153,353
11,761	Schweitzer-Mauduit International Inc	685,784
31,918	Wausau Paper Corp *	264,600
		$2,356,929

Personal Loans --- 0.85%
19,160	Cash America International Inc	670,600
31,882	EZCORP Inc Class A *	638,915
19,198	First Cash Financial Services Inc *	532,745
5,641	Rewards Network Inc	80,948
10,138	World Acceptance Corp * †	447,694
		$2,370,902

Pharmaceuticals --- 1.09%
6,689	Hi-Tech Pharmacal Co Inc * †	135,385
22,438	Par Pharmaceutical Cos Inc *	652,497
37,169	Salix Pharmaceuticals Ltd * ~	1,476,353
50,428	ViroPharma Inc *	751,882
		$3,016,117

Pollution Control --- 0.53%
29,974	ABM Industries Inc	647,139
39,937	Tetra Tech Inc *	837,479
		$1,484,618

Printing & Publishing --- 0.26%
25,923	Bowne & Co Inc	293,707
6,587	Consolidated Graphics Inc *	273,031
18,669	EW Scripps Co *	147,112
7,142	Standard Register Co	20,855
		$734,705

Real Estate --- 7.73%
26,338	Acadia Realty Trust REIT	500,422
82,872	BioMed Realty Trust Inc REIT ~	1,485,066
30,309	Cedar Shopping Centers Inc REIT	184,279
45,796	Colonial Properties Trust REIT	741,437
99,776	DiamondRock Hospitality Co REIT	946,874
17,465	EastGroup Properties Inc REIT	652,842
30,003	Entertainment Properties Trust REIT ~	1,295,529
56,396	Extra Space Storage Inc REIT	904,592
24,013	Forestar Group Inc *	409,422
43,436	Franklin Street Properties Corp REIT	539,475
40,269	Healthcare Realty Trust Inc REIT	941,892
24,051	Home Properties Inc REIT ~	1,272,298
47,340	Inland Real Estate Corp REIT	393,395
33,789	Kilroy Realty Corp REIT	1,119,767
40,070	Kite Realty Group Trust REIT	177,911
45,118	LaSalle Hotel Properties REIT	1,055,310
72,094	Lexington Realty Trust REIT †	516,193
16,578	LTC Properties Inc REIT	423,071
72,674	Medical Properties Trust Inc REIT	736,914
21,175	Mid-America Apartment Communities Inc REIT ~	1,234,079
53,762	National Retail Properties Inc REIT ~	1,349,964
14,042	Parkway Properties Inc REIT	207,822
35,163	Pennsylvania REIT	417,033
31,451	Post Properties Inc REIT	878,112
11,742	PS Business Parks Inc REIT	664,245
17,870	Sovran Self Storage Inc REIT	677,273
26,129	Tanger Factory Outlet Centers Inc REIT ~	1,231,721
7,887	Universal Health Realty Income Trust REIT †	271,392
13,817	Urstadt Biddle Properties Inc REIT	249,811
		$21,478,141

Restaurants --- 2.57%
903	Biglari Holdings Inc *	296,771
14,066	BJ's Restaurants Inc *	396,098
11,647	Buffalo Wild Wings Inc *	557,775
15,647	California Pizza Kitchen Inc *	266,938
14,111	CEC Entertainment Inc *	484,431
15,399	Cracker Barrel Old Country Store Inc	781,653
10,073	DineEquity Inc * †	453,083
35,955	Jack In The Box Inc *	770,875
4,634	Landry's Restaurants Inc *	113,487
12,606	O'Charley's Inc *	90,637
13,378	Papa John's International Inc *	352,912
8,440	Peet's Coffee & Tea Inc *	288,901
14,903	PF Chang's China Bistro Inc †	688,519
10,327	Red Robin Gourmet Burgers Inc *	202,512
42,392	Ruby Tuesday Inc *	503,193
17,368	Ruth's Hospitality Group Inc *	69,646
38,808	Sonic Corp *	313,569
36,788	Texas Roadhouse Inc *	517,239
		$7,148,239

Retail --- 5.41%
13,780	Big 5 Sporting Goods Corp	184,928
9,330	Blue Nile Inc * †	415,092
27,454	Brown Shoe Co Inc	314,897
16,875	Buckle Inc †	447,863
25,838	Cabela's Inc * †	490,405
24,581	Casey's General Stores Inc	1,026,257
19,014	Cato Corp Class A	508,815
17,578	Children's Place Retail Stores Inc *	857,279
23,075	Christopher & Banks Corp	182,523
34,908	Finish Line Inc Class A	485,570
25,015	Fred's Inc Class A	295,177
15,455	Genesco Inc *	461,795
15,543	Group 1 Automotive Inc *	464,425
17,691	Gymboree Corp *	734,884
11,665	Haverty Furniture Cos Inc	127,265
18,371	Hibbett Sports Inc *	458,357
28,732	HOT Topic Inc	172,105
24,879	HSN Inc *	743,882
17,432	Jo-Ann Stores Inc *	776,596
17,987	Jos A Bank Clothiers Inc *	766,426
9,872	Kirkland's Inc *	136,826
14,038	Lithia Motors Inc Class A †	134,624
14,436	Lumber Liquidators Holdings Inc *	354,693
14,259	MarineMax Inc *	100,383
34,252	Men's Wearhouse Inc	814,855
9,539	Midas Inc *	72,592
12,885	Monro Muffler Brake Inc	594,127
17,456	NutriSystem Inc	335,853
55,502	OfficeMax Inc *	726,521
33,333	Pep Boys - Manny Moe & Jack	352,663
15,353	PetMed Express Inc †	268,678
22,878	Sonic Automotive Inc Class A * †	224,891
24,852	Stage Stores Inc	323,076
7,227	Stamps.com Inc *	93,951
17,180	Stein Mart Inc *	151,699
19,870	Tuesday Morning Corp * †	94,780
13,973	Zale Corp * †	29,343
13,902	Zumiez Inc *	294,166
		$15,018,262

Savings & Loans --- 0.38%
30,207	Bank Mutual Corp	156,774
38,919	Brookline Bancorp Inc	388,412
16,353	Dime Community Bancshares Inc	226,489
48,904	TrustCo Bank Corp NY †	271,906
		$1,043,581

Shoes --- 1.82%
56,048	Crocs Inc *	729,184
24,977	Deckers Outdoor Corp * ~	1,247,851
47,165	Iconix Brand Group Inc *	825,387
17,361	K-Swiss Inc Class A *	221,353
21,835	Skechers USA Inc Class A *	512,904
14,844	Steven Madden Ltd *	609,495
31,465	Wolverine World Wide Inc	912,800
		$5,058,974

Specialized Services --- 3.79%
14,875	Administaff Inc	400,584
11,862	American Public Education Inc *	389,785
19,556	CACI International Inc Class A *	885,105
10,589	Capella Education Co * †	821,918
8,082	CDI Corp	104,419
44,783	CIBER Inc *	134,797
20,991	Coinstar Inc * †	902,403
22,395	CSG Systems International Inc *	408,261
9,743	Forrester Research Inc *	322,298
41,847	Geo Group Inc *	977,128
24,952	Heartland Payment Systems Inc	379,770
11,719	Heidrick & Struggles International Inc	228,286
40,283	Hillenbrand Inc	866,487
11,834	Integral Systems Inc *	87,335
17,966	Kelly Services Inc Class A *	210,741
11,317	MAXIMUS Inc	696,901
4,548	NCI Inc Class A *	86,048
23,561	On Assignment Inc *	123,695
6,180	Pre-Paid Legal Services Inc * †	386,188
32,615	SFN Group Inc *	196,016
6,280	StarTek Inc * †	26,250
19,082	TeleTech Holdings Inc *	283,177
29,052	TrueBlue Inc *	396,560
13,338	Universal Technical Institute Inc	260,758
9,033	Volt Information Sciences Inc *	65,038
24,673	Wright Express Corp *	881,073
		$10,521,021

Telephone & Telecommunications --- 0.48%
19,434	Cbeyond Inc *	249,338
28,494	General Communication Inc Class A *	284,085
1,060	Metrocall Inc (rights) * §	0
21,046	Neutral Tandem Inc *	251,500
18,970	NTELOS Holdings Corp	320,973
14,443	USA Mobility Inc	231,521
		$1,337,417

Textiles --- 1.29%
38,399	Carter's Inc *	1,011,046
61,032	Liz Claiborne Inc * †	371,074
14,659	Maidenform Brands Inc *	422,912
11,239	Movado Group Inc *	122,280
8,919	Oxford Industries Inc	212,094
6,357	Perry Ellis International Inc *	138,900
81,748	Quiksilver Inc *	319,635
16,594	True Religion Apparel Inc *	354,116
9,472	Unifirst Corp	418,189
10,442	Volcom Inc *	199,651
		$3,569,897

Tobacco --- 0.09%
58,811	Alliance One International Inc *	244,066
		$244,066

Transportation --- 0.85%
16,683	Arkansas Best Corp	404,229
32,769	Heartland Express Inc	487,275
39,544	Knight Transportation Inc	764,386
27,172	Old Dominion Freight Line Inc *	690,712
		$2,346,602

Utilities --- 2.71%
35,878	Avista Corp	749,133
10,400	CH Energy Group Inc	459,264
14,482	Laclede Group Inc	498,470
26,684	New Jersey Resources Corp	1,046,546
17,191	Northwest Natural Gas Co	815,713
23,439	NorthWestern Corp	668,012
46,304	Piedmont Natural Gas Co Inc ~	1,342,816
19,315	South Jersey Industries Inc	955,513
29,331	Southwest Gas Corp	985,228
		$7,520,695

Water --- 0.16%
12,233	American States Water Co	437,697
		$437,697

TOTAL COMMON STOCK --- 98.64%		$274,086,031
(Cost $284,265,226)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

3,278,000	Federal Home Loan Bank	3,278,000
	0.01% October 1, 2010
475,000	United States of America	474,850
	0.14% December 23, 2010

TOTAL SHORT-TERM INVESTMENTS --- 1.35%		$3,752,850
(Cost $3,752,858)

SECURITIES LENDING COLLATERAL

Par Value ($)		Value ($)

3,892,376	Bank of America LLC	3,892,376
	Repurchase Agreement
	0.30% October 1, 2010
3,892,376	BNP Paribas Securities Corp	3,892,376
	Repurchase Agreement
	0.28% October 1, 2010
2,999,819	Barclays Capital Inc	2,999,819
	Repurchase Agreement
	0.25% October 1, 2010
3,992,863	Household Bank Securities Inc	3,992,863
	Repurchase Agreement
	0.28% October 1, 2010

TOTAL SECURITIES LENDING COLLATERAL --- 5.32%		$14,777,434
(Cost $14,777,434)

OTHER ASSETS & LIABILITIES --- (5.31%)		$(14,752,753)

TOTAL NET ASSETS --- 100%		$277,863,562
(Cost $302,795,518)

Legend

*	Non-income Producing Security
†	A portion or all of the security is on loan at September 30, 2010.
~	Collateral or Segregated assets for Futures
REIT	Real Estate Investment Trust
§	Security has no market value at September 30, 2010

At September 30, 2010, the Portfolio had the following outstanding future contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
Russell 2000 Mini Long Futures	58	$3,912,100	Dec 2010	$86,009

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used.  If the closing price is not available, the current bid will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Independent pricing services are utilized when possible and approved by the Board of Directors.  In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented.  Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value.  This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments.  The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs.  These may include quoted prices in markets that are not active or quoted prices for similar assets in active markets.  Valuations may also be based on inputs other than quoted prices that are observable for the asset, such as interest rates and yield curves.  Additional inputs may be used such as benchmark yields, reported trades, broker/dealer quotes, issuer spreads, prepayment speeds and benchmark securities.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of September 30, 2010, the inputs used to value the Portfolio’s investments were as follows:

Description	Level 1	Level 2	Level 3	Total
Assets
Common Stock
Aerospace & defense	$7,670,348	$-	$-	$7,670,348
Agriculture	462,253	-	-	462,253
Air freight	1,209,724	-	-	1,209,724
Airlines	923,336	-	-	923,336
Auto parts & equipment	728,748	-	-	728,748
Automobiles	194,416	-	-	194,416
Banks	16,516,050		-	16,516,050
Biotechnology	6,425,184	-	-	6,425,184
Broadcast/media	1,422,665	-	-	1,422,665
Building materials	2,447,080	-	-	2,447,080
Chemicals	5,101,575	-	-	5,101,575
Communications - equipment	6,195,342	-	-	6,195,342
Computer hardware &
systems	2,429,713	-	-	2,429,713
Computer software &
services	13,042,912	-	-	13,042,912
Conglomerates	453,568	-	-	453,568
Containers	190,080	-	-	190,080
Cosmetics & personal care	259,129	-	-	259,129
Distributors	2,318,275	-	-	2,318,275
Electric companies	3,195,744	-	-	3,195,744
Electronic instruments &
equipment	14,115,710	-	-	14,115,710
Electronics - semiconductor	13,901,946	-	-	13,901,946
Engineering & construction	3,770,922	-	-	3,770,922
Financial services	1,183,131	-	-	1,183,131
Food & beverages	6,477,689	-	-	6,477,689
Gold, metals & mining	2,553,639	-	-	2,553,639
Health care related	14,904,817	-	-	14,904,817
Homebuilding	879,069	-	-	879,069
Hotels/motels	513,178	-	-	513,178
Household goods	2,693,167	-	-	2,693,167
Insurance related	7,459,056	-	-	7,459,056
Investment bank/brokerage
firm	2,583,250	-	-	2,583,250
Leisure & entertainment	4,994,543	-	-	4,994,543
Machinery	10,698,648	-	-	10,698,648
Manufacturing	674,093	-	-	674,093
Medical products	11,178,215	-	-	11,178,215
Miscellaneous	2,511,230	-	-	2,511,230
Office equipment & supplies	1,743,205	-	-	1,743,205
Oil & gas	14,376,518	-	-	14,376,518
Paper & forest products	2,356,929	-	-	2,356,929
Personal loans	2,370,902	-	-	2,370,902
Pharmaceuticals	3,016,117	-	-	3,016,117
Pollution control	1,484,618	-	-	1,484,618
Printing & publishing	734,705	-	-	734,705
Real estate	21,478,141	-	-	21,478,141
Restaurants	7,148,239	-	-	7,148,239
Retail	15,018,262	-	-	15,018,262
Savings & loans	1,043,581	-	-	1,043,581
Shoes	5,058,974	-	-	5,058,974
Specialized services	10,521,021	-	-	10,521,021
Telephone &
telecommunications	1,337,417	-	-	1,337,417
Textiles	3,569,897	-	-	3,569,897
Tobacco	244,066	-	-	244,066
Transportation	2,346,602	-	-	2,346,602
Utilities	7,520,695	-	-	7,520,695
Water	437,697	-	-	437,697
Short-term Investments	-	18,530,284	-	18,530,284
Other Financial Instruments*	14,543	-	-	14,543
Total Assets	$274,100,574	$18,530,284	$-	$292,630,858

*Other financial instruments consist of futures.  Futures are reported at their variation margin as of September 30, 2010.

At September 30, 2010, the U.S. Federal income tax cost basis was $306,794,054.  The Maxim Index 600 Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $31,772,217 and gross depreciation of securities in which there was an excess of tax cost over value of $45,949,956, resulting in net depreciation of $14,177,739.

Management determines the Portfolio's industry classifications using one or more widely recognized market indexes or ratings group indexes.  Industries are shown as a percent of total net assets.

MAXIM SERIES FUND, INC.

MAXIM PUTNAM HIGH YIELD BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2010
UNAUDITED

BONDS

Par Value ($)		Value ($)

Aerospace & Defense --- 0.78%
25,000	Alliant Techsystems Inc	25,406
	6.88% September 15, 2020
105,000	Alliant Techsystems Inc *	119,831
	3.00% August 15, 2024
85,000	BE Aerospace Inc	86,700
	6.88% October 1, 2020
135,000	Kratos Defense & Security Solutions Inc	143,100
	10.00% June 1, 2017
85,000	TransDigm Inc	85,957
	7.75% July 15, 2014
		$460,994

Auto Parts & Equipment --- 2.55%
95,000	Affinia Group Inc †	105,688
	10.75% August 15, 2016
252,800	Allison Transmission Inc †	274,288
	11.25% November 1, 2015
260,000	American Axle & Manufacturing Inc	246,025
	5.25% February 11, 2014
140,000	Goodyear Tire & Rubber Co	158,550
	10.50% May 15, 2016
215,000	Lear Corp	229,781
	8.13% March 15, 2020
30,000	Lear Corp	31,800
	7.88% March 15, 2018
5,000	Tenneco Inc *	5,231
	8.13% November 15, 2015
45,000	Tenneco Inc †	46,125
	7.75% August 15, 2018
150,000	Tenneco Inc *	153,750
	8.63% November 15, 2014
145,000	TRW Automotive Inc † ~	154,063
	7.25% March 15, 2017
35,000	Visteon Corp † ^ @ ‡‡	43,750
	12.25% December 31, 2016
55,000	Visteon Corp	56,100
	7.00% March 10, 2014
		$1,505,151

Automobiles --- 0.48%
75,000	Ford Motor Co	111,938
	4.25% November 15, 2016
275,000	Motors Liquidation Co ^ @ ‡‡	88,687
	8.25% July 15, 2023
245,000	Motors Liquidation Co * ^ @ ‡‡	82,688
	8.38% July 15, 2033
		$283,313

Bank Loans --- 3.98%
60,000	AGFS Funding Co §	60,225
	5.79% April 21, 2015
104,351	Ardent Health TLB	102,029
	5.46% February 19, 2016
151,933	CCM Merger Inc §	149,943
	6.03% July 23, 2012
44,887	Cedar Fair LP § ~	45,215
	4.29% December 15, 2016
84,348	Cengage Learning Acquisitions Inc §	75,622
	3.04% July 3, 2014
122,635	Claire's Stores Inc §	106,144
	3.21% May 29, 2014
80,456	Clear Channel Communications Inc §	63,329
	4.83% January 29, 2016
81,977	First Data Corp §	72,126
	3.04% September 24, 2014
59,550	Harrah's Operating Co Inc §	60,961
	8.03% October 31, 2016
50,000	Harrah's Operating Co Inc §	43,010
	3.53% January 28, 2015
84,150	HUB International Holdings Inc §	83,095
	5.26% June 13, 2014
87,500	Ineos US Finance LLC	87,500
	4.96% December 16, 2013
87,500	Ineos US Finance LLC	87,500
	5.46% December 16, 2014
99,750	Interactive Data TLB ~	100,937
	5.29% November 3, 2016
60,291	iStar Financial Inc	56,101
	1.96% June 28, 2011
44,550	MEG Energy Corp §	44,606
	4.53% April 3, 2016
110,000	Revlon Consumer Products Corp §	109,473
	4.46% March 11, 2015
93,816	Reynolds Group Holdings §	94,255
	4.77% May 5, 2016
90,000	Six Flags Theme Parks	92,661
	7.54% October 8, 2016
96,753	Six Flags Theme Parks Inc §	97,042
	4.29% June 30, 2016
114,712	Smurfit-Stone Container Corp §	115,287
	5.04% February 22, 2016
40,000	Spectrum Brands Holdings Inc §	40,692
	6.79% June 16, 2016
211,357	Swift Transportation Co LLC §	205,991
	5.66% May 10, 2014
452,860	Texas Competitive Electric Holdings Co LLC §	349,947
	3.55% October 10, 2014
		$2,343,691

Banks --- 0.53%
40,000	Ally Financial Inc †	42,600
	7.50% September 15, 2020
105,000	BAC Capital Trust VI	98,702
	5.63% March 8, 2035
85,000	BAC Capital Trust XI	87,745
	6.63% May 23, 2036
95,000	Regions Financing Trust II §	83,672
	6.63% May 15, 2047
		$312,719

Biotechnology --- 0.17%
90,000	Talecris Biotherapeutics Holdings Corp	99,000
	7.75% November 15, 2016
		$99,000

Broadcast/Media --- 5.55%
125,000	Affinion Group Holdings Inc † ~	123,187
	11.63% November 15, 2015
90,000	Affinion Group Inc	95,063
	11.50% October 15, 2015
40,000	Belo Corp	42,750
	8.00% November 15, 2016
115,000	Cablevision Systems Corp	126,500
	8.63% September 15, 2017
80,000	Cablevision Systems Corp	84,600
	7.75% April 15, 2018
45,000	Cablevision Systems Corp	48,431
	8.00% April 15, 2020
266,430	CCH II LLC ^ ‡‡	316,386
	13.50% November 30, 2016
65,000	CCO Holdings LLC †	67,438
	7.88% April 30, 2018
210,000	Cequel Communications Holdings I LLC † ~	221,550
	8.63% November 15, 2017
75,000	Charter Communications Operating LLC † ^ ‡‡	84,937
	10.88% September 15, 2014
65,000	Clear Channel Communications Inc	61,425
	5.00% March 15, 2012
210,000	Clear Channel Worldwide Holdings Inc	223,687
	9.25% December 15, 2017
40,000	CMP Susquehanna Corp † ~ §	850
	0.73% May 15, 2014
40,000	CSC Holdings LLC	43,700
	8.50% June 15, 2015
65,000	DISH DBS Corp	68,331
	7.13% February 1, 2016
140,000	DISH DBS Corp	150,675
	7.88% September 1, 2019
130,000	Gray Television Inc *	129,837
	10.50% June 29, 2015
50,000	Lamar Media Corp	52,500
	7.88% April 15, 2018
150,000	Marquee Holdings Inc	123,000
	12.00% August 15, 2014
100,000	Mediacom LLC	103,500
	9.13% August 15, 2019
135,000	Nexstar Broadcasting Inc †	140,738
	8.88% April 15, 2017
35,000	Regal Entertainment Group	36,706
	9.13% August 15, 2018
65,000	Sinclair Television Group Inc †	65,488
	8.38% October 15, 2018
30,000	Sirius XM Radio Inc †	33,038
	9.75% September 1, 2015
235,000	Univision Communications Inc †	257,031
	12.00% July 1, 2014
170,000	Visant Holding Corp	175,950
	8.75% December 1, 2013
100,000	WMG Acquisition Corp	107,000
	9.50% June 15, 2016
45,000	WMG Holdings Corp *	43,088
	9.50% December 15, 2014
140,000	XM Satellite Radio Inc †	161,000
	13.00% August 1, 2013
75,000	XM Satellite Radio Inc †	81,750
	7.00% December 1, 2014
		$3,270,136

Building Materials --- 1.87%
65,000	AMH Holdings Inc	67,925
	11.25% March 1, 2014
85,000	Associated Materials LLC	102,850
	9.88% November 15, 2016
45,000	Building Materials Corp of America † ~	44,213
	6.88% August 15, 2018
125,000	Building Materials Corp of America † ~	128,125
	7.00% February 15, 2020
360,000	Goodman Global Group Inc **	230,400
	11.75% December 15, 2014
30,000	Goodman Global Inc	33,000
	13.50% February 15, 2016
181,288	Nortek Inc	192,618
	11.00% December 1, 2013
255,000	Owens Corning Inc	301,640
	9.00% June 15, 2019
		$1,100,771

Chemicals --- 2.85%
25,000	Chemtura Corp †	26,125
	7.88% September 1, 2018
70,000	Ferro Corp	72,625
	7.88% August 15, 2018
30,000	Hexion US Finance Corp	29,400
	8.88% February 1, 2018
80,000	Hexion US Finance Corp *	83,200
	9.75% November 15, 2014
55,000	Huntsman International LLC †	56,925
	8.63% March 15, 2021
70,000	Huntsman International LLC *	72,450
	8.63% March 15, 2020
80,000	Huntsman International LLC	83,000
	7.88% November 15, 2014
70,000	Ineos Group Holdings PLC	79,921
	7.88% February 15, 2016
100,000	Lyondell Chemical Co †	109,250
	8.00% November 1, 2017
309,786	Lyondell Chemical Co	342,701
	11.00% May 1, 2018
220,000	Momentive Performance Materials Inc	248,600
	12.50% June 15, 2014
175,000	Rohm & Haas Co	195,092
	7.85% July 15, 2029
75,000	Solutia Inc	80,156
	7.88% March 15, 2020
85,000	Solutia Inc	92,862
	8.75% November 1, 2017
45,000	TPC Group LLC † ~	46,125
	8.25% October 1, 2017
60,000	Vertellus Specialties Inc † ~	62,250
	9.38% October 1, 2015
		$1,680,682

Communications - Equipment --- 0.23%
120,000	CC Holdings GS V LLC †	132,600
	7.75% May 1, 2017
		$132,600

Computer Software & Services --- 0.44%
230,000	SunGard Data Systems Inc	242,075
	10.25% August 15, 2015
19,000	SunGard Data Systems Inc	19,404
	9.13% August 15, 2013
		$261,479

Containers --- 0.95%
171,000	Berry Plastics Corp	166,297
	8.88% September 15, 2014
100,000	Berry Plastics Corp	94,000
	9.50% May 15, 2018
20,000	Graham Packaging Co LP †	20,325
	8.25% October 1, 2018
30,000	Graphic Packaging International Inc	30,825
	7.88% October 1, 2018
70,000	Owens-Brockway Glass Container Inc †	68,600
	3.00% June 1, 2015
200,000	Smurfit Kappa Treasury Funding Ltd	179,000
	7.50% November 20, 2025
		$559,047

Cosmetics & Personal Care --- 0.53%
200,000	Elizabeth Arden Inc	201,250
	7.75% January 15, 2014
20,000	NBTY Inc † ~	21,000
	9.00% October 1, 2018
85,000	Revlon Consumer Products Corp	89,250
	9.75% November 15, 2015
		$311,500

Electric Companies --- 1.00%
215,000	Edison Mission Energy	144,588
	7.63% May 15, 2027
100,000	Energy Future Holdings Corp †	99,276
	10.00% January 15, 2020
36,268	Energy Future Holdings Corp	17,318
	11.25% November 1, 2017
84,000	Energy Future Intermediate Holding Co LLC	83,363
	10.00% December 1, 2020
105,000	NV Energy Inc	108,019
	8.63% March 15, 2014
20,000	PNM Resources Inc	21,525
	9.25% May 15, 2015
200,687	Texas Competitive Electric Holdings Co LLC *	116,398
	10.50% November 1, 2016
		$590,487

Electronic Instruments & Equipment --- 1.41%
90,000	General Cable Corp ††	90,337
	Step Bond 0% - 2.25%
	4.50% November 15, 2019
290,000	Legrand France SA	350,048
	8.50% February 15, 2025
105,000	NXP BV †	111,825
	9.75% August 1, 2018
135,000	NXP BV *	138,375
	9.50% October 15, 2015
150,000	NXP BV §	141,750
	3.28% October 15, 2013
		$832,335

Electronics - Semiconductor --- 1.06%
35,000	Advanced Micro Devices Inc †	36,137
	7.75% August 1, 2020
90,000	Advanced Micro Devices Inc	94,950
	8.13% December 15, 2017
14,000	Advanced Micro Devices Inc	13,773
	6.00% May 1, 2015
80,000	Freescale Semiconductor Inc †	85,200
	10.13% March 15, 2018
40,000	Freescale Semiconductor Inc †	41,600
	9.25% April 15, 2018
105,000	Freescale Semiconductor Inc *	95,550
	10.13% December 15, 2016
19,467	Freescale Semiconductor Inc	19,467
	9.13% December 15, 2014
236,000	Freescale Semiconductor Inc *	235,705
	8.88% December 15, 2014
		$622,382

Financial Services --- 4.47%
35,000	BankAmerica Capital II	36,050
	8.00% December 15, 2026
449,661	CIT Group Inc	442,916
	7.00% May 1, 2016
221,526	CIT Group Inc	216,819
	7.00% May 1, 2017
142,796	CIT Group Inc *	141,725
	7.00% May 1, 2015
151,864	CIT Group Inc	152,623
	7.00% May 1, 2013
62,796	CIT Group Inc	62,639
	7.00% May 1, 2014
100,000	Dresdner Funding Trust I †	95,000
	8.15% June 30, 2031
70,000	GMAC Inc †	76,475
	8.00% March 15, 2020
525,000	GMAC Inc	563,062
	8.00% November 1, 2031
20,000	GMAC Inc	20,675
	7.00% February 1, 2012
88,000	GMAC LLC	90,803
	6.75% December 1, 2014
235,000	Icahn Enterprises LP	236,175
	8.00% January 15, 2018
40,000	ING Groep NV §	35,900
	5.78% Perpetual
100,000	Interactive Data Corp †	106,500
	10.25% August 1, 2018
110,000	Leucadia National Corp	118,250
	8.13% September 15, 2015
40,000	NB Capital Trust IV	41,000
	8.25% April 15, 2027
55,000	PHH Corp †	57,200
	9.25% March 1, 2016
135,000	Pinnacle Foods Finance LLC	140,400
	9.25% April 1, 2015
		$2,634,212

Food & Beverages --- 2.07%
175,000	Constellation Brands Inc	186,594
	7.25% May 15, 2017
45,000	Dean Foods Co	44,156
	7.00% June 1, 2016
85,000	Dole Food Co Inc †	88,931
	8.00% October 1, 2016
40,000	Great Atlantic & Pacific Tea Co Inc †	30,800
	11.38% August 1, 2015
50,000	JBS USA LLC	57,750
	11.63% May 1, 2014
55,000	Michael Foods Inc † ~	58,850
	9.75% July 15, 2018
180,000	Pantry Inc *	171,675
	3.00% November 15, 2012
110,000	Reddy Ice Corp	112,475
	11.25% March 15, 2015
215,000	Smithfield Foods Inc †	247,250
	10.00% July 15, 2014
85,000	SUPERVALU Inc *	85,638
	8.00% May 1, 2016
115,000	Tyson Foods Inc	138,431
	10.50% March 1, 2014
		$1,222,550

Foreign Banks --- 0.67%
145,000	HBOS Capital Funding LP † § ~	127,600
	6.07% Perpetual
130,000	HBOS PLC † ~	130,623
	6.75% May 21, 2018
145,000	Royal Bank of Scotland Group PLC §	138,838
	7.65% Perpetual
		$397,061

Gold, Metals & Mining --- 3.24%
200,000	Compass Minerals International Inc	211,250
	8.00% June 1, 2019
45,000	Edgen Murray Corp	32,513
	12.25% January 15, 2015
220,000	FMG Finance Pty Ltd †	270,875
	10.63% September 1, 2016
225,000	Freeport-McMoRan Copper & Gold Inc	251,156
	8.38% April 1, 2017
80,000	Metals USA Inc	84,800
	11.13% December 1, 2015
145,000	Novelis Inc	165,662
	11.50% February 15, 2015
150,000	Novelis Inc	152,625
	7.25% February 15, 2015
105,000	Ryerson Holding Corp † **	46,200
	16.33% February 1, 2015
110,000	Ryerson Inc	113,300
	12.00% November 1, 2015
50,000	Steel Dynamics Inc †	51,875
	7.63% March 15, 2020
70,000	Steel Dynamics Inc	79,188
	5.13% June 15, 2014
80,000	Steel Dynamics Inc	81,800
	6.75% April 1, 2015
130,000	Teck Resources Ltd	163,709
	10.75% May 15, 2019
120,000	Teck Resources Ltd	145,800
	10.25% May 15, 2016
55,000	Tube City IMS Corp	56,100
	9.75% February 1, 2015
		$1,906,853

Health Care Related --- 4.70%
160,000	Capella Healthcare Inc †	171,200
	9.25% July 1, 2017
145,000	Community Health Systems Inc	154,063
	8.88% July 15, 2015
40,000	DaVita Inc	41,525
	7.25% March 15, 2015
220,000	HCA Inc	245,300
	8.50% April 15, 2019
441,000	HCA Inc	478,485
	9.63% November 15, 2016
65,000	HCA Inc	70,363
	9.25% November 15, 2016
115,000	Health Management Associates Inc	116,150
	6.13% April 15, 2016
295,000	IASIS Healthcare LLC	301,637
	8.75% June 15, 2014
85,000	Multiplan Inc † ~	88,825
	9.88% September 1, 2018
175,000	Select Medical Corp	170,844
	7.63% February 1, 2015
20,000	Sun Healthcare Group Inc	21,200
	9.13% April 15, 2015
218,100	Surgical Care Affiliates Inc † ~	221,372
	8.88% July 15, 2015
100,000	Tenet Healthcare Corp †	99,750
	8.00% August 1, 2020
195,000	Tenet Healthcare Corp	212,062
	9.00% May 1, 2015
85,000	United Surgical Partners International Inc	86,912
	8.88% May 1, 2017
170,000	US Oncology Holdings Inc §	161,075
	6.74% March 15, 2012
120,000	US Oncology Inc	127,200
	9.13% August 15, 2017
		$2,767,963

Homebuilding --- 1.04%
65,000	Beazer Homes USA Inc	60,856
	9.13% June 15, 2018
160,000	Lennar Corp	148,400
	6.95% June 1, 2018
200,000	M/I Homes Inc	199,500
	6.88% April 1, 2012
15,000	Meritage Homes Corp	14,175
	7.15% April 15, 2020
35,000	Meritage Homes Corp	34,387
	6.25% March 15, 2015
120,000	Standard Pacific Corp	130,800
	10.75% September 15, 2016
25,000	Standard Pacific Corp	24,094
	6.25% April 1, 2014
		$612,212

Hotels/Motels --- 0.42%
50,000	Travelport LLC †	49,750
	9.00% March 1, 2016
50,000	Travelport LLC *	53,500
	11.88% September 1, 2016
140,000	Travelport LLC	144,025
	9.88% September 1, 2014
		$247,275

Household Goods --- 1.20%
125,000	Central Garden & Pet Co	127,656
	8.25% March 1, 2018
30,000	Jarden Corp	31,950
	8.00% May 1, 2016
125,000	Jarden Corp	129,375
	7.50% May 1, 2017
50,000	Jarden Corp	68,503
	7.50% January 15, 2020
75,000	Libbey Glass Inc †	80,625
	10.00% February 15, 2015
102,000	Sealy Mattress Co †	115,515
	10.88% April 15, 2016
137,800	Spectrum Brands Inc	153,303
	12.00% August 28, 2019
		$706,927

Independent Power Producer --- 2.61%
205,000	AES Corp	221,400
	8.00% October 15, 2017
90,000	Calpine Corp †	92,475
	7.88% July 31, 2020
25,000	Dynegy Holdings Inc	17,125
	7.75% June 1, 2019
230,000	Dynegy Roseton	213,325
	7.67% November 8, 2016
170,000	GenOn Escrow Corp †	162,350
	9.88% October 15, 2020
25,000	GenOn Escrow Corp †	24,062
	9.50% October 15, 2018
330,000	Mirant North America LLC	339,900
	7.38% December 31, 2013
390,000	NRG Energy Inc	401,213
	7.38% February 1, 2016
65,000	NRG Energy Inc	66,625
	7.38% January 15, 2017
		$1,538,475

Insurance Related --- 0.18%
105,000	American International Group Inc §	105,000
	8.18% May 15, 2058
		$105,000

Investment Bank/Brokerage Firm --- 0.87%
104,000	E*TRADE Financial Corp	118,560
	12.50% November 30, 2017
120,000	E*TRADE Financial Corp	117,300
	7.38% September 15, 2013
150,000	Nuveen Investments Inc	149,062
	10.50% November 15, 2015
65,000	Offshore Group Investments Ltd †	68,250
	11.50% August 1, 2015
55,000	Pinafore LLC †	57,750
	9.00% October 1, 2018
		$510,922

Leisure & Entertainment --- 2.81%
115,000	American Casino & Entertainment Properties LLC *	112,125
	11.00% June 15, 2014
100,000	Ameristar Casinos Inc	106,750
	9.25% June 1, 2014
20,000	Cedar Fair LP †	21,000
	9.13% August 1, 2018
185,000	Fontainebleau Las Vegas Holdings LLC ^ @ ‡‡ ~ †	28
	10.25% June 15, 2015
330,000	Harrah's Operating Co Inc	361,350
	11.25% June 1, 2017
40,000	Harrah's Operating Co Inc	37,000
	10.00% December 15, 2015
180,000	Isle of Capri Casinos Inc *	162,900
	7.00% March 1, 2014
30,000	MGM Resorts International †	31,575
	9.00% March 15, 2020
30,000	MGM Resorts International	33,375
	10.38% May 15, 2014
190,000	MTR Gaming Group Inc	192,850
	12.63% July 15, 2014
50,000	Penn National Gaming Inc	53,125
	8.75% August 15, 2019
15,000	Pinnacle Entertainment Inc	14,775
	8.75% May 15, 2020
155,000	Pinnacle Entertainment Inc	164,494
	8.63% August 1, 2017
975,000	Station Casinos Inc ^ @ ‡‡	97
	6.50% February 1, 2014
75,000	Universal City Development Partners Ltd	81,187
	10.88% November 15, 2016
60,000	Wynn Las Vegas LLC †	63,300
	7.75% August 15, 2020
204,000	Yonkers Racing Corp † ~	221,340
	11.38% July 15, 2016
		$1,657,271

Machinery --- 1.42%
190,000	Altra Holdings Inc	197,600
	8.13% December 1, 2016
130,000	Cleaver-Brooks Inc † ~	134,063
	12.25% May 1, 2016
15,000	Mueller Water Products Inc †	15,750
	8.75% September 1, 2020
115,000	Mueller Water Products Inc	101,487
	7.38% June 1, 2017
160,000	Navistar International Corp	170,800
	8.25% November 1, 2021
145,000	Thermadyne Holdings Corp ††	147,175
	Step Bond 0% - 10.50%
	11.50% February 1, 2014
80,000	Trinity Industries Inc	72,400
	3.88% June 1, 2036
		$839,275

Medical Products --- 0.37%
200,000	Biomet Inc	220,750
	10.00% October 15, 2017
		$220,750

Miscellaneous --- 1.04%
100,000	ARAMARK Corp	104,000
	8.50% February 1, 2015
141,050	Ceridian Corp	133,645
	12.25% November 15, 2015
135,000	Ceridian Corp	124,538
	11.25% November 15, 2015
30,000	Iron Mountain Inc	32,437
	8.38% August 15, 2021
30,000	Iron Mountain Inc	31,688
	8.00% June 15, 2020
35,000	Quintiles Transnational Corp †	35,962
	9.50% December 30, 2014
100,000	Reynolds Group Issuer Inc † ~	97,750
	8.50% May 15, 2018
50,000	Reynolds Group Issuer Inc †	50,875
	7.75% October 15, 2016
		$610,895

Office Equipment & Supplies --- 0.12%
65,000	ACCO Brands Corp	72,638
	10.63% March 15, 2015
		$72,638

Oil & Gas --- 10.92%
130,000	Anadarko Finance Co	140,596
	7.50% May 1, 2031
50,000	Anadarko Petroleum Corp	48,744
	6.20% March 15, 2040
95,000	Arch Coal Inc	100,344
	7.25% October 1, 2020
101,000	Arch Western Finance LLC	102,136
	6.75% July 1, 2013
55,000	ATP Oil & Gas Corp †	47,438
	11.88% May 1, 2015
45,000	Brigham Exploration Co †	46,350
	8.75% October 1, 2018
80,000	Chaparral Energy Inc * †	81,200
	9.88% October 1, 2020
190,000	Chaparral Energy Inc	184,775
	8.50% December 1, 2015
95,000	Complete Production Services Inc	97,850
	8.00% December 15, 2016
245,000	Compton Petroleum Finance Corp	213,150
	7.63% December 1, 2013
90,000	Comstock Resources Inc	92,812
	8.38% October 15, 2017
240,000	Connacher Oil & Gas Ltd †	261,600
	11.75% July 15, 2014
180,000	Consol Energy Inc †	196,650
	8.25% April 1, 2020
160,000	Consol Energy Inc †	173,200
	8.00% April 1, 2017
160,000	Crosstex Energy LP	167,600
	8.88% February 15, 2018
110,000	Denbury Resources Inc	120,038
	8.25% February 15, 2020
175,000	Denbury Resources Inc	181,563
	7.50% December 15, 2015
100,000	El Paso Corp	103,787
	7.80% August 1, 2031
110,000	El Paso Corp	134,475
	12.00% December 12, 2013
240,000	EXCO Resources Inc	238,500
	7.50% September 15, 2018
100,000	Expro Finance Luxembourg SCA †	95,250
	8.50% December 15, 2016
195,000	Forest Oil Corp	213,038
	8.50% February 15, 2014
310,000	Helix Energy Solutions Group Inc †	313,875
	9.50% January 15, 2016
90,000	Hercules Offshore Inc †	74,700
	10.50% October 15, 2017
120,000	International Coal Group Inc	127,800
	9.13% April 1, 2018
190,000	Key Energy Services Inc	200,450
	8.38% December 1, 2014
305,000	Newfield Exploration Co	317,200
	6.63% April 15, 2016
25,000	OPTI Canada Inc †	25,375
	9.75% August 15, 2013
10,000	OPTI Canada Inc †	10,125
	9.00% December 15, 2012
200,000	OPTI Canada Inc	152,000
	8.25% December 15, 2014
105,000	OPTI Canada Inc	79,013
	7.88% December 15, 2014
10,000	Peabody Energy Corp	10,762
	6.50% September 15, 2020
290,000	Peabody Energy Corp	316,100
	7.38% November 1, 2016
190,000	Petroleum Development Corp	210,900
	12.00% February 15, 2018
160,000	Plains Exploration & Production Co	182,400
	10.00% March 1, 2016
80,000	Plains Exploration & Production Co	82,000
	7.00% March 15, 2017
135,000	Quicksilver Resources Inc	158,287
	11.75% January 1, 2016
65,000	Quicksilver Resources Inc	68,575
	8.25% August 1, 2015
45,000	Range Resources Corp	46,800
	6.75% August 1, 2020
140,000	Rosetta Resources Inc	144,200
	9.50% April 15, 2018
170,000	Sabine Pass LNG LP	155,125
	7.50% November 30, 2016
295,000	SandRidge Energy Inc †	287,625
	8.00% June 1, 2018
135,000	Thermon Industries Inc †	141,075
	9.50% May 1, 2017
95,000	Whiting Petroleum Corp	100,225
	7.00% February 1, 2014
167,000	Williams Cos Inc	190,793
	7.75% June 15, 2031
		$6,436,501

Paper & Forest Products --- 1.35%
130,000	Exopack Holding Corp † ~	132,925
	11.25% February 1, 2014
110,000	Georgia-Pacific LLC †	122,238
	8.25% May 1, 2016
25,000	Georgia-Pacific LLC † ~	26,000
	7.00% January 15, 2015
250,000	PE Paper Escrow GmbH †	288,750
	12.00% August 1, 2014
25,000	Verso Paper Holdings LLC §	22,250
	4.22% August 1, 2014
120,000	Verso Paper Holdings LLC	131,400
	11.50% July 1, 2014
15,000	Verso Paper Holdings LLC	15,037
	9.13% August 1, 2014
65,000	Verso Paper Holdings LLC *	58,419
	11.38% August 1, 2016
		$797,019

Personal Loans --- 1.78%
275,000	American General Finance Corp	229,625
	6.90% December 15, 2017
55,000	American General Finance Corp *	54,450
	5.63% August 17, 2011
90,000	American General Finance Corp *	85,050
	4.88% July 15, 2012
165,000	Ford Motor Credit Co LLC	207,812
	12.00% May 15, 2015
140,000	National Money Mart Co	149,100
	10.38% December 15, 2016
55,000	SLM Corp	54,578
	8.00% March 25, 2020
275,000	SLM Corp	269,496
	5.00% October 1, 2013
		$1,050,111

Pharmaceuticals --- 0.31%
140,000	Elan Finance PLC †	141,400
	8.75% October 15, 2016
20,000	Valeant Pharmaceuticals International †	20,450
	7.00% October 1, 2020
20,000	Valeant Pharmaceuticals International †	20,400
	6.75% October 1, 2017
		$182,250

Printing & Publishing --- 1.24%
130,000	Cengage Learning Acquisitions Inc †	129,187
	10.50% January 15, 2015
25,000	Cenveo Corp †	25,563
	10.50% August 15, 2016
110,000	Cenveo Corp	108,763
	8.88% February 1, 2018
130,000	McClatchy Co	138,287
	11.50% February 15, 2017
85,000	Nielsen Finance LLC	89,356
	10.00% August 1, 2014
240,000	Nielsen Finance LLC ††	240,300
	Step Bond 0% - 12.50%
	0.00% August 1, 2016
		$731,456

Railroads --- 0.21%
113,000	RailAmerica Inc	123,876
	9.25% July 1, 2017
		$123,876

Real Estate --- 1.78%
100,000	CB Richard Ellis Services Inc	115,750
	11.63% June 15, 2017
145,000	Felcor Lodging LP *	157,506
	10.00% October 1, 2014
110,000	iStar Financial Inc	87,175
	5.95% October 15, 2013
65,000	Omega Healthcare Investors Inc † ~	64,391
	6.75% October 15, 2022
85,236	Realogy Corp *	73,303
	11.00% April 15, 2014
210,000	Realogy Corp	178,500
	10.50% April 15, 2014
60,000	Ventas Inc †	71,625
	3.88% November 15, 2011
290,000	Ventas Realty LP	301,593
	6.75% April 1, 2017
		$1,049,843

Restaurants --- 1.03%
600,000	Buffets Inc ^ ‡‡ §§	0
	12.50% November 1, 2014
110,000	CKE Restaurants Inc †	112,750
	11.38% July 15, 2018
170,000	Games Merger Corp † ~	183,600
	11.00% June 1, 2018
70,000	Roadhouse Financing Inc † ~	72,100
	10.75% October 15, 2017
225,000	Wendy's/Arby's Restaurants LLC	239,344
	10.00% July 15, 2016
		$607,794

Retail --- 5.13%
45,000	AutoNation Inc	46,125
	6.75% April 15, 2018
140,000	Bon-Ton Department Stores Inc	137,900
	10.25% March 15, 2014
158,000	Burlington Coat Factory Warehouse Corp	165,110
	11.13% April 15, 2014
94,000	Dollar General Corp	103,635
	10.63% July 15, 2015
285,000	Ferrellgas Escrow LLC	289,987
	6.75% May 1, 2014
255,000	Inergy LP	260,100
	6.88% December 15, 2014
50,000	Limited Brands Inc	54,000
	7.00% May 1, 2020
115,000	Macy's Retail Holdings Inc	131,675
	8.38% July 15, 2015
215,000	Michaels Stores Inc *	226,556
	10.00% November 1, 2014
455,000	Neiman Marcus Group Inc	428,838
	7.13% June 1, 2028
210,000	Penske Automotive Group Inc	205,013
	7.75% December 15, 2016
80,000	QVC Inc †	82,800
	7.38% October 15, 2020
145,000	QVC Inc †	151,525
	7.50% October 1, 2019
30,000	Rite Aid Corp †	30,450
	8.00% August 15, 2020
220,000	Rite Aid Corp *	202,675
	7.50% March 1, 2017
60,000	Rite Aid Corp	62,475
	10.25% October 15, 2019
70,000	Sears Holdings Corp † ~	70,547
	6.63% October 15, 2018
25,000	Toys R Us Delaware Inc †	25,437
	7.38% September 1, 2016
170,000	Toys R Us Property Co I LLC	192,100
	10.75% July 15, 2017
145,000	Toys R Us Property Co LLC †	153,337
	8.50% December 1, 2017
		$3,020,285

Savings & Loans --- 0.59%
115,000	Provident Funding Associates † ~	118,450
	10.25% April 15, 2017
225,000	Residential Capital LLC *	226,688
	9.63% May 15, 2015
		$345,138

Specialized Services --- 4.09%
70,000	Capital One Capital IV §	69,650
	6.75% February 17, 2037
85,000	Case New Holland Inc †	92,331
	7.88% December 1, 2017
50,000	Celanese US Holdings LLC †	51,125
	6.63% October 15, 2018
165,000	Corrections Corp of America	177,375
	7.75% June 1, 2017
70,000	Fidelity National Information Services Inc †	75,425
	7.88% July 15, 2020
70,000	Fidelity National Information Services Inc †	74,725
	7.63% July 15, 2017
40,000	First Data Corp †	41,500
	8.88% August 15, 2020
240,000	First Data Corp *	172,800
	11.25% March 31, 2016
219,759	First Data Corp	177,730
	10.55% September 24, 2015
95,000	Prestige Brands Inc	98,325
	8.25% April 1, 2018
195,000	Sabre Holdings Corp	198,900
	8.35% March 15, 2016
290,000	Service Corp International	276,950
	7.50% April 1, 2027
40,000	Smurfit Kappa Funding PLC	40,400
	7.75% April 1, 2015
265,000	Stewart Enterprises Inc	265,662
	6.25% February 15, 2013
65,000	Trico Shipping AS †	58,013
	11.88% November 1, 2014
170,000	Unisys Corp †	202,300
	14.25% September 15, 2015
50,000	Unisys Corp	55,750
	12.50% January 15, 2016
65,000	Virgin Media Finance PLC	73,450
	9.50% August 15, 2016
200,000	Yankee Acquisition Corp *	206,500
	8.50% February 15, 2015
		$2,408,911

Telephone & Telecommunications --- 9.19%
145,000	Cincinnati Bell Inc	141,375
	8.75% March 15, 2018
225,000	Clearwire Communications LLC †	242,838
	12.00% December 1, 2015
70,000	Cricket Communications Inc	74,288
	7.75% May 15, 2016
115,000	Cricket Communications Inc *	119,025
	9.38% November 1, 2014
100,000	Digicel Group Ltd †	109,750
	10.50% April 15, 2018
135,000	Digicel Group Ltd †	137,700
	8.88% January 15, 2015
40,000	Digicel Ltd †	42,000
	8.25% September 1, 2017
85,000	Frontier Communications Corp	93,819
	8.50% April 15, 2020
200,000	Frontier Communications Corp	218,750
	8.25% April 15, 2017
65,000	Frontier Communications Corp	71,419
	8.25% May 1, 2014
1,035,000	Hawaiian Telcom Communications Inc ^ @ ‡‡	103
	12.50% May 1, 2015
55,000	Intelsat Jackson Holdings SA	59,812
	11.25% June 15, 2016
205,000	Intelsat Jackson Holdings SA †	206,025
	7.25% October 15, 2020
195,000	Intelsat Jackson Holdings SA	211,575
	11.50% June 15, 2016
245,000	Intelsat Luxembourg SA	262,456
	11.25% February 4, 2017
245,000	Intelsat Luxembourg SA	265,519
	11.50% February 4, 2017
45,000	Level 3 Communications Inc	45,000
	5.25% December 15, 2011
60,000	Level 3 Communications Inc	56,775
	3.50% June 15, 2012
210,000	Level 3 Financing Inc	197,400
	9.25% November 1, 2014
160,000	MetroPCS Wireless Inc	164,800
	7.88% September 1, 2018
245,000	MetroPCS Wireless Inc *	256,638
	9.25% November 1, 2014
225,000	NII Capital Corp	255,937
	10.00% August 15, 2016
135,000	PAETEC Holding Corp	141,075
	8.88% June 30, 2017
45,000	PAETEC Holding Corp	45,900
	9.50% July 15, 2015
90,000	Qwest Communications International Inc	91,800
	7.50% February 15, 2014
35,000	Qwest Corp	41,387
	8.38% May 1, 2016
45,000	SBA Telecommunications Inc	49,500
	8.25% August 15, 2019
115,000	SBA Telecommunications Inc	123,625
	8.00% August 15, 2016
160,000	Sprint Capital Corp	168,000
	8.75% March 15, 2032
140,000	Sprint Capital Corp	128,100
	6.88% November 15, 2028
310,000	Sprint Nextel Corp *	336,350
	8.38% August 15, 2017
100,000	Virgin Media Inc	147,250
	6.50% November 15, 2016
20,000	West Corp ~ †	20,400
	8.63% October 1, 2018
215,000	West Corp *	224,944
	9.50% October 15, 2014
195,000	Wind Acquisition Finance SA †	218,522
	11.75% July 15, 2017
10,000	Wind Acquisition Finance SA †	10,587
	10.75% December 1, 2015
107,146	Wind Acquisition Holdings Finance SA † ~	114,780
	12.25% July 15, 2017
155,000	Windstream Corp	163,912
	8.63% August 1, 2016
35,000	Windstream Corp † ~	36,225
	8.13% September 1, 2018
115,000	Windstream Corp	119,888
	7.88% November 1, 2017
		$5,415,249

Textiles --- 0.76%
100,000	Hanesbrands Inc	105,625
	8.00% December 15, 2016
190,000	Hanesbrands Inc §	182,875
	4.12% December 15, 2014
100,000	Levi Strauss & Co *	103,750
	7.63% May 15, 2020
55,000	Levi Strauss & Co	58,162
	8.88% April 1, 2016
		$450,412

Transportation --- 1.14%
35,000	Avis Budget Car Rental LLC *	37,012
	9.63% March 15, 2018
160,000	Avis Budget Car Rental LLC *	162,400
	7.63% May 15, 2014
40,000	Hertz Corp †	40,000
	7.50% October 15, 2018
170,000	Hertz Corp	174,463
	8.88% January 1, 2014
110,000	Hertz Holdings Netherlands BV †	157,456
	8.50% July 31, 2015
75,000	Inaer Aviation Finance Ltd ~ †	101,988
	9.50% August 1, 2017
		$673,319

TOTAL BONDS --- 91.13%		$53,708,730
(Cost $52,864,732)

COMMON STOCK

Shares		Value ($)

Auto Parts & Equipment --- 0.18%
4,675	Dana Holding Corp ‡‡	57,596
1,225	TRW Automotive Holdings Corp ‡‡	50,911
		$108,507

Broadcast/Media --- 0.13%
7,450	Interpublic Group of Cos Inc ‡‡	74,724
		$74,724

Building Materials --- 0.08%
1,165	Nortek Inc ‡‡	45,493
		$45,493

Chemicals --- 0.15%
2,737	LyondellBasell Industries NV Class A ‡‡	65,414
1,002	LyondellBasell Industries NV Class B ‡‡	23,898
		$89,312

Containers --- 0.10%
3,250	Temple-Inland Inc	60,645
		$60,645

Financial Services --- 0.11%
1,581	CIT Group Inc ‡‡	64,536
		$64,536

Gold, Metals & Mining --- 0.16%
1,100	Freeport-McMoRan Copper & Gold Inc	93,929
		$93,929

Health Care Related --- 0.27%
23,212	Alliance HealthCare Services Inc ‡‡	106,311
1,705	Community Health Systems Inc ‡‡	52,804
		$159,115

Household Goods --- 0.22%
29,822	Sealy Corp * ‡‡	72,766
2,033	Spectrum Brands Holdings Inc ‡‡	55,257
		$128,023

Independent Power Producer --- 0.26%
6,360	AES Corp ‡‡	72,186
2,020	AES Corp ‡‡	83,123
		$155,309

Machinery --- 0.08%
3,400	Thermadyne Holdings Corp ‡‡	48,042
		$48,042

Oil & Gas --- 0.49%
8,100	El Paso Corp	100,278
5,590	Petrohawk Energy Corp ‡‡	90,223
5,504	Stallion Oilfield Holdings Ltd ‡‡	99,072
		$289,573

Paper & Forest Products --- 0.12%
9,241	Louisiana-Pacific Corp ‡‡	69,954
		$69,954

Real Estate --- 0.08%
10,655	FelCor Lodging Trust Inc REIT ‡‡	49,013
		$49,013

Retail --- 0.16%
4,125	Macy's Inc	95,246
		$95,246

Telephone & Telecommunications --- 0.27%
5,455	Leap Wireless International Inc ‡‡	67,369
19,890	Sprint Nextel Corp ‡‡	92,091
		$159,460

Transportation --- 0.10%
4,795	Avis Budget Group Inc ‡‡	55,862
		$55,862

TOTAL COMMON STOCK --- 2.96%		$1,746,743
(Cost $2,125,063)

PREFERRED STOCK

Par Value ($)		Value ($)

Agency --- 0.01%
13,425	Fannie Mae Series S	5,840
		$5,840

Broadcast/Media --- 0.00%
9,422	CMP Susquehanna Radio Holdings Corp † § ‡‡ §§ ~	0
		$0

Electric Companies --- 0.17%
1,803	PPL Corp	102,879
		$102,879

Financial Services --- 0.34%
216	GMAC Inc † ~	198,180
		$198,180

Food & Beverages --- 0.10%
6,220	2009 Dole Food Automatic Common Exchange Security Trust † ~	59,187
		$59,187

Insurance Related --- 0.35%
4,255	Hartford Financial Services Group Inc	100,258
3,335	XL Group PLC	104,986
		$205,244

Oil & Gas --- 0.16%
1,591	Apache Corp	92,576
		$92,576

Real Estate --- 0.09%
2,950	Entertainment Properties Trust	55,562
		$55,562

TOTAL PREFERRED STOCK --- 1.22%		$719,468
(Cost $897,890)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

Repurchase Agreements

2,174,000	Undivided interest of 100.00% in a repurchase agreement (Principal Amount/Value $2,174,000 with a maturity value of $2,174,012) with Bank of America, 0.20%, dated 9/30/10, to be repurchased at $2,174,012 on 10/01/10, collateralized by U.S. Treasury, 3.63%, 8/15/19, with a value of $2,012,000.	2,174,000

TOTAL SHORT-TERM INVESTMENTS --- 3.69%		$2,174,000
(Cost $2,174,000)

STOCK WARRANTS

Shares		Value ($)

Broadcast/Media --- 0.00%
696	Charter Communications Inc Class A ‡‡ §§	0
10,767	CMP Susquehanna Radio Holdings Corp † ‡‡ §§ ~	0
		$0

Building Materials --- 0.04%
2,304	Nortek Inc ‡‡	23,047
		$23,047

Oil & Gas --- 0.00%
1	Turbo Cayman Ltd ‡‡ §§	0
		$0

Restaurants --- 0.00%
507	Buffets Restaurants Holdings Inc ‡‡ §§	0
		$0

TOTAL STOCK WARRANTS --- 0.04%		$23,047
(Cost $800,047)

SECURITIES LENDING COLLATERAL

Par Value ($)		Value ($)

1,238,201	Bank of America LLC	1,238,201
	Repurchase Agreement
	0.30% October 1, 2010
1,238,201	BNP Paribas Securities Corp	1,238,201
	Repurchase Agreement
	0.28% October 1, 2010
1,166,671	Barclays Capital Inc	1,166,671
	Repurchase Agreement
	0.25% October 1, 2010
884,171	Household Bank Securities Inc	884,171
	Repurchase Agreement
	0.28% October 1, 2010

TOTAL SECURITIES LENDING COLLATERAL --- 7.68%		$4,527,244
(Cost $4,527,244)

OTHER ASSETS & LIABILITIES --- (6.72%)		$(3,962,466)

TOTAL NET ASSETS --- 100%		$58,936,766
(Cost $63,388,976)

Legend

*	A portion or all of the security is on loan at September 30, 2010.
†
The Maxim Putnam High Yield Bond Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance.  Aggregate cost, fair value and percent of net assets of these restricted securities held at September 30, 2010 were $11,670,190, $12,353,888 and 20.96%, respectively.

~
The Maxim Putnam High Yield Bond Portfolio may own certain investment securities that have been deemed “illiquid” because no quoted market exists.  These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance.  It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term and the difference could be material.  Aggregate cost, fair value and percent of net assets of these illiquid securities held at September 30, 2010 were $3,152,085, $3,226,739 and 5.47%, respectively.

^	Security in default at September 30, 2010.
@	Security in bankruptcy at September 30, 2010.
§	Represents the current interest rate for variable rate security.
**	For zero coupon bond, the interest rate shown is the effective yield on date of purchase.
††	Denotes a step bond: a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at September 30, 2010.
‡‡	Non-income Producing Security
§§	Security has no market value at September 30, 2010.
REIT	Real Estate Investment Trust

As of September 30, 2010, the Maxim Putnam High Yield Bond Portfolio held the following forward foreign currency contracts:

						Net
		Quantity of				Unrealized
		Currency	Currency	Quantity of	Settlement	Appreciation
Currency Purchased	Counterparty	Purchased	Sold	Currency Sold	Date	(Depreciation)

EUR	BA	191,500	USD	245,110	October 2010	$15,947
EUR	FB	169,457	USD	132,400	October 2010	(11,033)
EUR	JPM	59,258	USD	46,300	October 2010	(3,859)
USD	CIT	382,904	EUR	299,200	October 2010	(24,972)
USD	DB	139,783	EUR	109,200	October 2010	(9,082)
USD	GS	210,834	EUR	164,700	October 2010	(13,689)
USD	HSB	111,100	EUR	86,800	October 2010	(7,228)

USD	UBS	340,600	EUR	435,924	October 2010	28,390
USD	WES	10,700	EUR	13,699	October 2010	888

Net Depreciation						$(24,638)

Currency Abbreviation:

EUR	Euro Dollar
USD	US Dollar

Counterparty Abbreviations:

BA	Bank of America Corp.
CIT	Citigroup, Inc.
DB	Deutsche Bank
FB	Credit Suisse Group AG
GS	Goldman Sachs
HSB	HSBC Bank USA, N.A.
JPM	JP Morgan Chase & Co.
UBS	UBS AG
WES	Westpac

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used.  If the closing price is not available, the current bid will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign securities are valued at the closing price on the security’s primary exchange.  If the closing price is not available, the current bid will be used.  Foreign exchange rates are determined by utilizing the New York closing rates.

Independent pricing services are utilized when possible and approved by the Board of Directors.  In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented.  Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

For foreign equity securities, factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of the U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds.

For fixed income securities, factors used in the determination of fair value may include, but are not limited to, market data incorporating available trade, bid and other market information such as benchmark curves, benchmarking of like securities, sector groupings and matrix pricing.  Model processes such as Option Adjusted Spread models are used to develop prepayment and interest rate scenarios.  Price evaluators gather information from market sources and integrate relevant credit information, perceived market movements and sector news into the evaluated pricing applications and models.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value.  This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments.  The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs.  These may include quoted prices in markets that are not active or quoted prices for similar assets in active markets.  Valuations may also be based on inputs other than quoted prices that are observable for the asset, such as interest rates and yield curves.  Additional inputs may be used such as benchmark yields, reported trades, broker/dealer quotes, issuer spreads, prepayment speeds and benchmark securities.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of September 30, 2010, the inputs used to value the Portfolio’s investments were as follows:

Description	Level 1	Level 2	Level 3	Total
Assets
Bonds
Corporate	$-	$53,708,730	$-	$53,708,730
Common Stock
Auto parts & equipment	108,507	-	-	108,507
Broadcast/media	74,724	-	-	74,724
Building materials	45,493	-	-	45,493
Chemicals	89,312	-	-	89,312
Containers	60,645	-	-	60,645
Financial services	64,536	-	-	64,536
Gold, metals & mining	93,929	-	-	93,929
Health care related	159,115	-	-	159,115
Household goods	128,023	-	-	128,023
Independent power producer	155,309	-	-	155,309
Machinery	48,042	-	-	48,042
Oil & gas	190,501	99,072	-	289,573
Paper & forest products	69,954	-	-	69,954
Real estate	49,013	-	-	49,013
Retail	95,246	-	-	95,246
Telephone &
telecommunications	159,460	-	-	159,460
Transportation	55,862	-	-	55,862
Preferred Stock
Agency	-	5,840	-	5,840
Electric companies	-	102,879	-	102,879
Financial services	-	198,180	-	198,180
Food & beverages	-	59,187	-	59,187
Insurance related	104,986	100,258	-	205,244
Oil & gas	-	92,576	-	92,576
Real estate	-	55,562	-	55,562
Short-term Investments	-	6,701,244	-	6,701,244
Other Financial Instruments *	23,047	45,225	-	68,272
Total Assets	1,775,704	61,168,753	-	62,944,457
Liabilities
Other Financial Instruments*	-	69,863	-	69,863
Total Liabilities	-	69,863	-	69,863
Total	$1,775,704	$61,098,890	$-	$62,874,594

*Other financial instruments consist of warrants and forward foreign currency contracts.  Warrants are reported at their market value as of September 30, 2010.  Forward foreign currency contracts are reported at their unrealized appreciation/depreciation as of September 30, 2010.

The following is a reconciliation of change in Level 3 assets during the nine months ended September 30, 2010:

Description	Bonds	Other Financial Instruments	Total
Beginning Balance, January 1, 2010	$330,868	$29,353	$360,221
Total realized gains or (losses)	(5,075)	-	(5,075)
Total unrealized gain (or losses) relating to instruments not held at reporting date	7,935	-	7,935
Total unrealized gain (or losses) relating to instruments still held at reporting date	-	-	-
Purchases, sales and corporate actions	(333,728)	-	(333,728)
Transfers into (out of) Level 3	-	(29,353)	(29,353)
Ending Balance, September 30, 2010	$-	$-	$-

At September 30, 2010, the U.S. Federal income tax cost basis was $63,483,945.  The Maxim Putnam High Yield Bond Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $4,237,146 and gross depreciation of securities in which there was an excess of tax cost over value of $4,821,859, resulting in net depreciation of $584,713.

Management determines the Portfolio's industry classifications using one or more widely recognized market indexes or ratings group indexes.  Industries are shown as a percent of total net assets.

MAXIM SERIES FUND, INC.

MAXIM JANUS LARGE CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2010
UNAUDITED

COMMON STOCK

Shares		Value ($)

Aerospace & Defense --- 2.41%
80,385	Precision Castparts Corp	10,237,030
		$10,237,030

Air Freight --- 2.92%
186,350	United Parcel Service Inc Class B	12,427,682
		$12,427,682

Automobiles --- 2.48%
863,360	Ford Motor Co *	10,567,526
		$10,567,526

Biotechnology --- 6.58%
353,240	Celgene Corp *	20,350,156
141,946	Gilead Sciences Inc *	5,054,697
74,945	Vertex Pharmaceuticals Inc *	2,590,849
		$27,995,702

Broadcast/Media --- 3.17%
1,030,625	News Corp Class A	13,459,963
		$13,459,963

Chemicals --- 1.07%
322,676	Israel Chemicals Ltd	4,531,390
		$4,531,390

Communications - Equipment --- 3.35%
650,505	Cisco Systems Inc *	14,246,059
		$14,246,059

Computer Hardware & Systems --- 11.35%
170,057	Apple Inc *	48,253,674
		$48,253,674

Computer Software & Services --- 14.48%
714,742	eBay Inc *	17,439,705
23,285	Google Inc Class A *	12,243,020
751,214	Oracle Corp	20,170,096
827,898	Yahoo! Inc *	11,731,315
		$61,584,136

Electronic Instruments & Equipment --- 1.06%
92,445	Amphenol Corp Class A	4,527,956
		$4,527,956

Financial Services --- 7.08%
1,018,598	Bank of America Corp	13,353,820
29,870	CME Group Inc	7,779,641
235,355	JPMorgan Chase & Co	8,959,965
		$30,093,426

Food & Beverages --- 4.01%
289,922	Anheuser-Busch InBev NV	17,067,526
		$17,067,526

Foreign Banks --- 1.82%
269,361	Standard Chartered PLC	7,738,779
		$7,738,779

Gold, Metals & Mining --- 3.88%
705,135	Ivanhoe Mines Ltd *	16,507,210
		$16,507,210

Household Goods --- 2.27%
65,610	Colgate-Palmolive Co	5,042,785
2,903	LG Electronics Inc	245,078
78,998	Reckitt Benckiser Group PLC	4,350,994
		$9,638,857

Insurance Related --- 4.15%
130,475	ACE Ltd	7,600,169
1,003,257	Prudential PLC	10,033,255
		$17,633,424

Investment Bank/Brokerage Firm --- 2.95%
510,903	Charles Schwab Corp	7,101,552
37,525	Goldman Sachs Group Inc	5,425,364
		$12,526,916

Manufacturing --- 1.82%
265,480	Tyco Electronics Ltd	7,757,326
		$7,757,326

Medical Products --- 1.53%
38,963	Alcon Inc	6,497,662
		$6,497,662

Oil & Gas --- 2.06%
214,287	BG Group PLC	3,774,658
137,285	Petroleo Brasileiro SA ADR	4,979,327
		$8,753,985

Real Estate --- 0.90%
785,000	Hang Lung Properties Ltd	3,822,832
		$3,822,832

Retail --- 4.39%
255,580	CVS Caremark Corp	8,043,103
396,620	Limited Brands Inc	10,621,483
		$18,664,586

Telephone & Telecommunications --- 2.96%
77,220	America Movil SAB de CV ADR Series L	4,118,143
191,400	Crown Castle International Corp *	8,450,310
		$12,568,453

TOTAL COMMON STOCK --- 88.69%		$377,102,100
(Cost $304,479,120)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

3,750,000	Fannie Mae	3,750,000
	0.01% October 1, 2010
38,672,000	Federal Home Loan Bank	38,672,000
	0.05% October 1, 2010
5,300,000	Federal Home Loan Bank	5,299,871
	0.13% October 8, 2010

TOTAL SHORT-TERM INVESTMENTS --- 11.22%		$47,721,871
(Cost $47,721,871)

OTHER ASSETS & LIABILITIES --- 0.09%		$378,659

TOTAL NET ASSETS --- 100%		$425,202,630
(Cost $352,200,991)

Legend

*	Non-income Producing Security
ADR	American Depositary Receipt

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used.  If the closing price is not available, the current bid will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign securities are valued at the closing price on the security’s primary exchange.  If the closing price is not available, the current bid will be used.  Foreign exchange rates are determined by utilizing the New York closing rates.

Independent pricing services are utilized when possible and approved by the Board of Directors.  In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented.  Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

For foreign equity securities, factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of the U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value.  This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments.  The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs.  These may include quoted prices in markets that are not active or quoted prices for similar assets in active markets.  Valuations may also be based on inputs other than quoted prices that are observable for the asset, such as interest rates and yield curves.  Additional inputs may be used such as benchmark yields, reported trades, broker/dealer quotes, issuer spreads, prepayment speeds and benchmark securities.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of September 30, 2010, the inputs used to value the Portfolio’s investments were as follows:

Description	Level 1	Level 2	Level 3	Total
Assets
Common Stock
Aerospace & defense	$10,237,030	$-	$-	$10,237,030
Air freight	12,427,682	-	-	12,427,682
Automobiles	10,567,526	-	-	10,567,526
Biotechnology	27,995,702	-	-	27,995,702
Broadcast/media	13,459,963	-	-	13,459,963
Chemicals	4,531,390	-	-	4,531,390
Communications - equipment	14,246,059	-	-	14,246,059
Computer hardware &
systems	48,253,674	-	-	48,253,674
Computer software &
services	61,584,136	-	-	61,584,136
Electronic instruments &
equipment	4,527,956	-	-	4,527,956
Financial services	30,093,426	-	-	30,093,426
Food & beverages	17,067,526	-	-	17,067,526
Foreign banks	7,738,779	-	-	7,738,779
Gold, metals & mining	16,507,210	-	-	16,507,210
Household goods	9,638,857	-	-	9,638,857
Insurance related	17,633,424	-	-	17,633,424
Investment bank/brokerage
firm	12,526,916	-	-	12,526,916
Manufacturing	7,757,326	-	-	7,757,326
Medical products	6,497,662	-	-	6,497,662
Oil & gas	8,753,985	-	-	8,753,985
Real estate	3,822,832	-	-	3,822,832
Retail	18,664,586	-	-	18,664,586
Telephone &
telecommunications	12,568,453	-	-	12,568,453
Short-term Investments	-	47,721,871	-	47,721,871
Total	$377,102,100	$47,721,871	$-	$424,823,971

At September 30, 2010, the U.S. Federal income tax cost basis was $353,453,389.  The Maxim Janus Large Cap Growth Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $81,381,362 and gross depreciation of securities in which there was an excess of tax cost over value of $10,010,780, resulting in net appreciation of $71,370,582.

Management determines the Portfolio's industry classifications using one or more widely recognized market indexes or ratings group indexes.  Industries are shown as a percent of total net assets.

MAXIM SERIES FUND, INC.

MAXIM MFS INTERNATIONAL GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2010
UNAUDITED

COMMON STOCK

Shares		Value ($)

Air Freight --- 1.05%
89,414	TNT NV	2,406,321
		$2,406,321

Auto Parts & Equipment --- 0.67%
51,800	Denso Corp	1,538,867
		$1,538,867

Broadcast/Media --- 1.44%
297,681	WPP PLC	3,302,877
		$3,302,877

Chemicals --- 10.14%
37,562	Air Liquide SA *	4,594,051
63,000	Akzo Nobel NV	3,884,758
2,394	Givaudan SA	2,449,929
66,150	Linde AG	8,604,325
77,400	Shin-Etsu Chemical Co Ltd	3,776,901
		$23,309,964

Computer Software & Services --- 0.81%
37,770	SAP AG	1,868,057
		$1,868,057

Conglomerates --- 1.47%
83,000	Keppel Corp Ltd	566,620
146,483	Smiths Group PLC	2,809,617
		$3,376,237

Cosmetics & Personal Care --- 1.70%
63,650	Beiersdorf AG	3,896,018
		$3,896,018

Distributors --- 1.03%
421,200	Li & Fung Ltd	2,359,494
		$2,359,494

Electric Companies --- 0.80%
31,557	E.ON AG	930,662
19,336	Red Electrica Corp SA	910,621
		$1,841,283

Electronic Instruments & Equipment --- 6.04%
5,500	Hirose Electric Co Ltd	555,341
179,300	HOYA Corp	4,378,758
45,080	Legrand SA	1,525,359
58,384	Schneider Electric SA *	7,417,234
		$13,876,692

Electronics - Semiconductor --- 2.61%
9,232	Samsung Electronics Co Ltd GDR †	3,182,458
278,507	Taiwan Semiconductor Manufacturing Co Ltd sponsored ADR	2,824,061
		$6,006,519

Financial Services --- 5.85%
46,230	Deutsche Boerse AG	3,084,863
398,342	ING Groep NV	4,131,063
116,149	Julius Baer Group Ltd	4,231,049
117,709	UBS AG	2,004,082
		$13,451,057

Food & Beverages --- 14.39%
55,501	Danone SA	3,326,337
294,410	Diageo PLC	5,071,563
139,420	Heineken NV	7,232,059
62,000	LAWSON Inc	2,836,853
149,058	Nestle SA	7,945,900
39,355	Pernod-Ricard SA	3,292,206
504,980	Tesco PLC	3,368,908
		$33,073,826

Foreign Banks --- 8.50%
107,260	Banco Santander Brasil SA ADR	1,476,970
79,543	Banco Santander SA	1,009,582
21,553	Erste Group Bank AG	866,063
689,876	HSBC Holdings PLC	6,979,820
61,930	ICICI Bank Ltd sponsored ADR	3,087,211
7,377	Komercni Banka AS	1,599,962
157,355	Standard Chartered PLC	4,520,831
		$19,540,439

Household Goods --- 3.31%
138,220	Reckitt Benckiser Group PLC	7,612,779
		$7,612,779

Insurance Related --- 1.47%
112,820	AXA SA	1,977,895
31,827	Swiss Reinsurance Co Ltd	1,396,118
		$3,374,013

Investment Bank/Brokerage Firm --- 0.52%
247,900	Nomura Holdings Inc	1,192,639
		$1,192,639

Leisure & Entertainment --- 0.46%
221,096	Ladbrokes PLC	466,440
224,740	William Hill PLC	586,963
		$1,053,403

Machinery --- 2.01%
20,000	FANUC Ltd	2,552,809
19,074	MAN SE	2,076,491
		$4,629,300

Medical Products --- 2.42%
8,647	Sonova Holding AG	1,057,067
38,870	Synthes Inc	4,498,997
		$5,556,064

Office Equipment & Supplies --- 1.87%
67,050	Canon Inc	3,131,640
119,500	Konica Minolta Holdings Inc	1,171,288
		$4,302,928

Oil & Gas --- 5.05%
64,520	BG Group PLC	1,136,518
947,000	CNOOC Ltd	1,838,085
661	Inpex Corp	3,109,409
116,260	Royal Dutch Shell PLC	3,504,373
39,120	Total SA *	2,021,367
		$11,609,752

Paper & Forest Products --- 0.84%
126,400	Svenska Cellulosa AB B Shares	1,926,405
		$1,926,405

Personal Loans --- 0.33%
70,700	AEON Credit Service Co Ltd	763,121
		$763,121

Pharmaceuticals --- 5.41%
26,551	Actelion Ltd **	1,063,567
46,831	Bayer AG	3,264,131
24,130	Merck KGaA	2,026,275
44,520	Roche Holding AG	6,082,859
		$12,436,832

Printing & Publishing --- 1.50%
164,240	Wolters Kluwer NV	3,451,583
		$3,451,583

Railroads --- 3.07%
110,100	Canadian National Railway Co	7,048,602
		$7,048,602

Retail --- 1.01%
428,600	Esprit Holdings Ltd	2,321,407
		$2,321,407

Specialized Services --- 3.34%
690,350	Hays PLC	1,226,821
57,640	Infosys Technologies Ltd sponsored ADR	3,879,748
56,820	Randstad Holding NV **	2,581,607
		$7,688,176

Telephone & Telecommunications --- 2.59%
13,090	America Movil SAB de CV ADR Series L	698,090
700,000	China Unicom Hong Kong Ltd	1,023,646
114,980	MTN Group Ltd	2,076,583
901,604	Singapore Telecommunications Ltd	2,151,754
		$5,950,073

Textiles --- 6.69%
125,570	Burberry Group PLC	2,055,228
84,436	Compagnie Financiere Richemont SA	4,073,942
62,910	LVMH Moet Hennessy Louis Vuitton SA *	9,240,138
		$15,369,308

TOTAL COMMON STOCK --- 98.39%		$226,134,036
(Cost $203,281,298)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

2,192,000	Federal Home Loan Bank	2,192,000
	0.01% October 1, 2010

TOTAL SHORT-TERM INVESTMENTS --- 0.95%		$2,192,000
(Cost $2,192,000)

SECURITIES LENDING COLLATERAL

Par Value ($)		Value ($)

20,096,503	Barclays Capital Inc	20,096,503
	Repurchase Agreement
	0.25% October 1, 2010

TOTAL SECURITIES LENDING COLLATERAL --- 8.75%		$20,096,503
(Cost $20,096,503)

OTHER ASSETS & LIABILITIES --- (8.09%)		$(18,587,288)

TOTAL NET ASSETS --- 100%		$229,835,251
(Cost $225,569,801)

Legend

*	A portion or all of the security is on loan at September 30, 2010.
†
The Maxim MFS International Growth Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance.  Aggregate cost, fair value and percent of net assets of these restricted securities held at September 30, 2010 were $2,789,856, $3,182,458 and 1.38%, respectively.

GDR	Global Depositary Receipt
ADR	American Depositary Receipt
**	Non-income Producing Security

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used.  If the closing price is not available, the current bid will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign securities are valued at the closing price on the security’s primary exchange.  If the closing price is not available, the current bid will be used.  Foreign exchange rates are determined by utilizing the New York closing rates.

Independent pricing services are utilized when possible and approved by the Board of Directors.  In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented.  Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

For foreign equity securities, factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of the U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds.

Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value.  This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments.  The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs.  These may include quoted prices in markets that are not active or quoted prices for similar assets in active markets.  Valuations may also be based on inputs other than quoted prices that are observable for the asset, such as interest rates and yield curves.  Additional inputs may be used such as benchmark yields, reported trades, broker/dealer quotes, issuer spreads, prepayment speeds and benchmark securities.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of September 30, 2010, the inputs used to value the Portfolio’s investments were as follows:

Description	Level 1	Level 2	Level 3	Total
Assets
Common Stock
Air freight	$2,406,321	$-	$-	$2,406,321
Auto parts & equipment	1,538,867	-	-	1,538,867
Broadcast/media	3,302,877	-	-	3,302,877
Chemicals	23,309,964	-	-	23,309,964
Computer software &
services	1,868,057	-	-	1,868,057
Conglomerates	3,376,237	-	-	3,376,237
Cosmetics & personal care	3,896,018	-	-	3,896,018
Distributors	2,359,494	-	-	2,359,494
Electric companies	1,841,283	-	-	1,841,283
Electronic instruments &
equipment	13,876,692	-	-	13,876,692
Electronics - semiconductor	6,006,519	-	-	6,006,519
Financial services	13,451,057	-	-	13,451,057
Food & beverages	33,073,826	-	-	33,073,826
Foreign banks	19,540,439	-	-	19,540,439
Household goods	7,612,779	-	-	7,612,779
Insurance related	3,374,013	-	-	3,374,013
Investment bank/brokerage
firm	1,192,639	-	-	1,192,639
Leisure & entertainment	1,053,403	-	-	1,053,403
Machinery	4,629,300	-	-	4,629,300
Medical products	5,556,064	-	-	5,556,064
Office equipment & supplies	4,302,928	-	-	4,302,928
Oil & gas	11,609,752	-	-	11,609,752
Paper & forest products	1,926,405	-	-	1,926,405
Personal loans	763,121	-	-	763,121
Pharmaceuticals	12,436,832	-	-	12,436,832
Printing & publishing	3,451,583	-	-	3,451,583
Railroads	7,048,602	-	-	7,048,602
Retail	2,321,407	-	-	2,321,407
Specialized services	7,688,176	-	-	7,688,176
Telephone &
telecommunications	5,950,073	-	-	5,950,073
Textiles	15,369,308	-	-	15,369,308
Short-term Investments	-	22,288,503	-	22,288,503
Total	$226,134,036	$22,288,503	$-	$248,422,539

At September 30, 2010, the U.S. Federal income tax cost basis was $227,910,150.  The Maxim MFS International Growth Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $33,394,835 and gross depreciation of securities in which there was an excess of tax cost over value of $12,882,446, resulting in net appreciation of $20,512,389.

Management determines the Portfolio's industry classifications using one or more widely recognized market indexes or ratings group indexes.  Industries are shown as a percent of total net assets.

MAXIM SERIES FUND, INC.

MAXIM MFS INTERNATIONAL GROWTH PORTFOLIO
SUMMARY OF INVESTMENTS BY COUNTRY
SEPTEMBER 30, 2010

		% of Portfolio
Country	Values ($)	Investment
Austria	$866,063	0.35%
Bermuda	2,321,407	0.93%
Brazil	1,476,970	0.60%
Canada	7,048,602	2.84%
Czech Republic	1,599,962	0.64%
France	33,394,587	13.45%
Germany	25,750,822	10.35%
Hong Kong	5,221,225	2.10%
India	6,966,959	2.80%
Japan	25,007,626	10.06%
Mexico	698,090	0.28%
Netherlands	23,687,391	9.53%
Singapore	2,718,374	1.10%
South Africa	2,076,583	0.84%
South Korea	3,182,458	1.28%
Spain	1,920,203	0.78%
Sweden	1,926,405	0.78%
Switzerland	30,304,513	12.21%
Taiwan	2,824,061	1.14%
United Kingdom	42,642,738	17.16%
United States	26,787,500	10.78%
	$248,422,539	100.00%

MAXIM SERIES FUND, INC.

MAXIM FEDERATED BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2010
UNAUDITED

BONDS

Par Value ($)		Value ($)

Aerospace & Defense --- 0.60%
50,000	Alliant Techsystems Inc	52,125
	6.75% April 1, 2016
100,000	Embraer Overseas Ltd	109,500
	6.38% January 15, 2020
150,000	Embraer Overseas Ltd	164,250
	6.38% January 24, 2017
500,000	Goodrich Corp	501,291
	3.60% February 1, 2021
300,000	Lockheed Martin Corp	321,651
	4.12% March 14, 2013
250,000	Raytheon Co	277,225
	5.38% April 1, 2013
		$1,426,042

Agency --- 1.95%
2,500,000	Federal Home Loan Bank	2,961,377
	5.00% November 17, 2017
1,500,000	Freddie Mac	1,645,248
	4.13% September 27, 2013
		$4,606,625

Agency - Pass Through --- 14.28%
683,306	Fannie Mae	728,402
	5.50% March 1, 2036
550,064	Fannie Mae	594,111
	6.00% February 1, 2036
366,704	Fannie Mae	401,608
	6.50% June 1, 2036
184,598	Fannie Mae	193,888
	4.50% August 1, 2035
438,172	Fannie Mae	478,646
	6.50% August 1, 2037
408,251	Fannie Mae	435,703
	5.00% February 1, 2018
631,837	Fannie Mae	671,115
	4.50% June 1, 2018
905,036	Fannie Mae *	965,270
	5.35% March 1, 2047
8,045	Fannie Mae	8,788
	6.50% April 1, 2037
7,671,668	Fannie Mae	7,998,995
	4.50% July 1, 2039
868,292	Fannie Mae	934,293
	6.00% August 1, 2037
1,395,166	Fannie Mae	1,506,884
	6.00% February 1, 2037
1,090,524	Fannie Mae	1,173,418
	6.00% March 1, 2037
182,387	Freddie Mac	196,792
	6.00% April 1, 2035
135,274	Freddie Mac	148,240
	6.00% November 1, 2033
1,607,067	Freddie Mac	1,715,665
	5.50% August 1, 2035
109,838	Freddie Mac	120,533
	6.50% February 1, 2036
327,619	Freddie Mac	343,236
	4.50% November 1, 2035
424,217	Freddie Mac	444,438
	4.50% May 1, 2035
397,141	Freddie Mac	442,180
	7.00% August 1, 2037
149,709	Freddie Mac	162,451
	6.00% May 1, 2021
309,758	Freddie Mac	324,524
	4.50% March 1, 2036
1,232,283	Freddie Mac	1,310,934
	5.50% August 1, 2036
681,775	Freddie Mac	725,290
	5.50% June 1, 2036
312,774	Freddie Mac	335,913
	6.00% August 1, 2037
3,059,623	Freddie Mac	3,221,869
	5.00% April 1, 2037
4,549,435	Freddie Mac	4,828,886
	5.50% May 1, 2038
452,144	Freddie Mac *	483,609
	5.90% July 1, 2036
59,576	Freddie Mac	63,056
	4.50% July 1, 2021
418,829	Freddie Mac	451,893
	5.50% February 1, 2018
1,457,120	Freddie Mac *	1,523,643
	3.57% May 1, 2037
208,951	Freddie Mac	221,733
	5.00% March 1, 2022
191,168	Freddie Mac	205,968
	6.00% March 1, 2036
98,890	Freddie Mac	104,666
	4.50% April 1, 2021
292,932	Freddie Mac	309,331
	4.00% December 1, 2020
		$33,775,971

Auto Parts & Equipment --- 0.38%
50,000	Affinia Group Inc †	55,625
	10.75% August 15, 2016
50,000	American Axle & Manufacturing Holdings Inc †	54,750
	9.25% January 15, 2017
75,000	Cooper-Standard Automotive Inc †	77,812
	8.50% May 1, 2018
250,000	Johnson Controls Inc	274,750
	5.00% March 30, 2020
50,000	Lear Corp	53,000
	7.88% March 15, 2018
50,000	Stoneridge Inc †	51,250
	9.50% October 15, 2017
100,000	Tenneco Inc ‡	102,500
	8.63% November 15, 2014
50,000	Tower Automotive Holdings USA LLC † ‡	50,500
	10.63% September 1, 2017
50,000	TRW Automotive Inc †	54,750
	8.88% December 1, 2017
125,000	United Components Inc	127,188
	9.38% June 15, 2013
		$902,125

Automobiles --- 0.10%
185,000	DaimlerChrysler NA Holding Corp	211,608
	6.50% November 15, 2013
100,000	Motors Liquidation Co § @ ‡‡	31,500
	7.40% September 1, 2025
		$243,108

Banks --- 0.82%
325,000	City National Corp	331,375
	5.25% September 15, 2020
250,000	Discover Bank	294,988
	8.70% November 18, 2019
250,000	PNC Funding Corp	272,968
	5.63% February 1, 2017
250,000	US Bank NA	276,618
	4.95% October 30, 2014
700,000	Wachovia Bank NA	755,883
	4.80% November 1, 2014
		$1,931,832

Biotechnology --- 0.20%
200,000	Genentech Inc	226,302
	4.75% July 15, 2015
250,000	Life Technologies Corp	257,207
	3.38% March 1, 2013
		$483,509

Broadcast/Media --- 2.72%
50,000	Belo Corp	53,438
	8.00% November 15, 2016
36,669	CCH II LLC § ‡‡	43,544
	13.50% November 30, 2016
100,000	CCO Holdings LLC †	103,750
	7.88% April 30, 2018
100,000	Cinemark USA Inc	106,500
	8.63% June 15, 2019
100,000	Clear Channel Worldwide Holdings Inc	106,750
	9.25% December 15, 2017
350,000	Cox Communications Inc	395,927
	5.45% December 15, 2014
250,000	Cox Communications Inc	276,773
	7.13% October 1, 2012
250,000	Discovery Communications LLC	272,095
	5.05% June 1, 2020
100,000	DISH DBS Corp	104,500
	6.63% October 1, 2014
50,000	Entravision Communications Corp †	51,000
	8.75% August 1, 2017
250,000	Grupo Televisa SA	281,307
	6.63% March 18, 2025
150,000	Grupo Televisa SA	170,638
	6.63% January 15, 2040
500,000	Historic TW Inc	605,534
	6.88% June 15, 2018
50,000	Insight Communications Co Inc †	53,125
	9.38% July 15, 2018
75,000	Interpublic Group of Cos Inc	87,562
	10.00% July 15, 2017
75,000	Kabel Deutschland GmbH	78,187
	10.63% July 1, 2014
50,000	Lamar Media Corp	52,500
	7.88% April 15, 2018
100,000	Lamar Media Corp	101,250
	6.63% August 15, 2015
50,000	MDC Partners Inc †	53,500
	11.00% November 1, 2016
250,000	NBC Universal Inc †	257,153
	5.95% April 1, 2041
100,000	NET Servicos de Comunicacao SA	112,750
	7.50% January 27, 2020
500,000	News America Holdings Inc	583,854
	9.25% February 1, 2013
50,000	Nexstar Broadcasting Inc †	52,125
	8.88% April 15, 2017
19,000	Nexstar Broadcasting Inc	18,763
	7.00% January 15, 2014
55,858	Nexstar Broadcasting Inc †	53,764
	0.50% January 15, 2014
100,000	Regal Cinemas Corp	104,875
	8.63% July 15, 2019
50,000	Sirius XM Radio Inc † ‡	53,125
	8.75% April 1, 2015
200,000	Time Warner Cable Inc	228,043
	5.85% May 1, 2017
500,000	Time Warner Cable Inc	660,297
	8.75% February 14, 2019
315,000	Time Warner Inc ‡	332,159
	5.50% November 15, 2011
250,000	Time Warner Inc	269,206
	6.10% July 15, 2040
84,607	Umbrella Acquisition Inc †	81,011
	9.75% March 15, 2015
175,000	Visant Corp †	182,875
	10.00% October 1, 2017
350,000	Walt Disney Co	365,186
	5.70% July 15, 2011
75,000	XM Satellite Radio Inc †	86,250
	13.00% August 1, 2013
		$6,439,316

Building Materials --- 0.24%
50,000	Building Materials Corp of America †	50,250
	7.50% March 15, 2020
75,000	Goodman Global Group Inc **	48,000
	11.75% December 15, 2014
50,000	Goodman Global Inc	55,000
	13.50% February 15, 2016
300,000	Masco Corp	307,325
	7.13% March 15, 2020
50,222	Nortek Inc	53,361
	11.00% December 1, 2013
50,000	Ply Gem Industries Inc	53,500
	11.75% June 15, 2013
		$567,436

Chemicals --- 1.43%
384,000	Albemarle Corp ‡	422,333
	5.10% February 1, 2015
50,000	Ashland Inc	57,250
	9.13% June 1, 2017
50,000	CF Industries Inc	53,812
	6.88% May 1, 2018
50,000	Chemtura Corp § @ ‡‡ #	57,500
	6.88% June 1, 2016
500,000	Dow Chemical Co	631,345
	8.55% May 15, 2019
325,000	EI du Pont de Nemours & Co	355,504
	5.00% January 15, 2013
50,000	Ferro Corp	51,875
	7.88% August 15, 2018
125,000	Hexion US Finance Corp	122,500
	8.88% February 1, 2018
50,000	Huntsman International LLC †	51,750
	8.63% March 15, 2021
75,000	Huntsman International LLC	71,812
	5.50% June 30, 2016
50,000	Huntsman International LLC ‡	51,750
	8.63% March 15, 2020
250,000	Incitec Pivot Finance LLC †	265,050
	6.00% December 10, 2019
75,000	Koppers Inc	78,187
	7.88% December 1, 2019
50,000	Nalco Co	55,250
	8.25% May 15, 2017
100,000	OXEA Finance †	107,750
	9.50% July 15, 2017
250,000	Praxair Inc	280,537
	4.63% March 30, 2015
200,000	Rohm & Haas Co	223,291
	6.00% September 15, 2017
225,000	RPM International Inc	252,475
	6.50% February 15, 2018
125,000	Solutia Inc	136,563
	8.75% November 1, 2017
50,000	Vertellus Specialties Inc †	51,875
	9.38% October 1, 2015
		$3,378,409

Commercial Mortgage Backed --- 5.89%
500,000	Banc of America Commercial Mortgage Inc *	537,793
	Series 2007-4 Class A4
	5.93% July 10, 2017
1,900,000	Banc of America Commercial Mortgage Inc	1,959,314
	Series 2007-1 Class A2
	5.38% January 15, 2049
2,700,000	Citigroup/Deustche Bank Commercial Mortgage Trust *	2,918,393
	Series 2007-CD5 Class A4
	5.89% August 15, 2017
1,900,000	Citigroup/Deustche Bank Commercial Mortgage Trust	2,017,892
	Series 2007-CD4 Class A3
	5.29% December 11, 2049
241,479	Credit Suisse First Boston Mortgage Securities Corp *	241,262
	Series 2005-C6 Class A2FX
	5.21% December 15, 2040
1,200,000	Credit Suisse Mortgage Capital Certificates	1,285,367
	Series 2006-C4 Class AAB
	5.44% September 15, 2039
298,624	JP Morgan Chase Commercial Mortgage Securities Corp †	312,633
	Series 2010-C1 Class A1
	3.85% June 15, 2015
1,100,000	JP Morgan Chase Commercial Mortgage Securities Corp	1,153,681
	Series 2007-C1 Class A4
	5.72% November 15, 2017
750,000	LB-UBS Commercial Mortgage Trust *	831,280
	Series 2008-C1 Class A2
	6.32% April 15, 2041
200,000	Merrill Lynch Mortgage Trust *	183,219
	Series 2008-C1 Class AM
	6.46% February 12, 2051
200,000	Merrill Lynch Mortgage Trust	211,976
	Series 2008-C1 Class A2
	5.43% February 12, 2051
1,000,000	ML-CFC Commercial Mortgage Trust *	1,003,317
	Series 2007-6 Class A4
	5.49% March 12, 2051
750,000	Morgan Stanley Capital I *	802,184
	Series 2007-IQ15 Class A4
	6.08% June 11, 2049
440,000	Morgan Stanley Capital I	479,354
	Series 2006-IQ12 Class A4
	5.33% December 15, 2043
		$13,937,665

Communications - Equipment --- 0.36%
100,000	Cisco Systems Inc	117,965
	5.50% February 22, 2016
275,000	Cisco Systems Inc	280,019
	5.25% February 22, 2011
400,000	Harris Corp	459,386
	5.95% December 1, 2017
		$857,370

Computer Hardware & Systems --- 0.70%
75,000	Activant Solutions Inc	72,094
	9.50% May 1, 2016
500,000	Dell Inc	591,749
	7.10% April 15, 2028
150,000	Hewlett-Packard Co	173,343
	6.13% March 1, 2014
250,000	Hewlett-Packard Co	252,167
	2.13% September 13, 2015
175,000	Hewlett-Packard Co	186,188
	5.25% March 1, 2012
200,000	Hewlett-Packard Co	233,599
	5.40% March 1, 2017
100,000	Seagate Technology HDD Holdings	102,000
	6.80% October 1, 2016
50,000	Viasystems Inc †	54,562
	12.00% January 15, 2015
		$1,665,702

Computer Software & Services --- 0.60%
300,000	Adobe Systems Inc	313,925
	3.25% February 1, 2015
100,000	BMC Software Inc	120,746
	7.25% June 1, 2018
100,000	CompuCom Systems Inc †	107,500
	12.50% October 1, 2015
100,000	Oracle Corp	124,214
	6.50% April 15, 2038
250,000	Oracle Corp	297,254
	5.75% April 15, 2018
75,000	SERENA Software Inc	76,875
	10.38% March 15, 2016
39,000	SS&C Technologies Inc	40,657
	11.75% December 1, 2013
100,000	SunGard Data Systems Inc	111,500
	10.63% May 15, 2015
125,000	SunGard Data Systems Inc	131,562
	10.25% August 15, 2015
75,000	Terremark Worldwide Inc	85,688
	12.00% June 15, 2017
		$1,409,921

Conglomerates --- 0.57%
850,000	General Electric Co	923,052
	5.00% February 1, 2013
360,000	Koninklijke Philips Electronics NV	420,112
	5.75% March 11, 2018
		$1,343,164

Containers --- 0.42%
200,000	Ardagh Packaging Finance PLC †	200,000
	9.13% October 15, 2020
50,000	Berry Plastics Corp	47,000
	9.50% May 15, 2018
100,000	Berry Plastics Corp	97,250
	8.88% September 15, 2014
75,000	BWAY Holding Co †	81,187
	10.00% June 15, 2018
50,000	Cascades Inc	52,125
	7.88% January 15, 2020
100,000	Crown Americas LLC ‡	104,125
	7.75% November 15, 2015
100,000	Graham Packaging Co LP †	101,500
	8.25% January 1, 2017
50,000	Graham Packaging Co LP †	50,812
	8.25% October 1, 2018
103,000	Graphic Packaging International Inc	105,189
	9.50% August 15, 2013
50,000	Graphic Packaging International Inc	51,375
	7.88% October 1, 2018
50,000	Greif Inc	54,063
	7.75% August 1, 2019
50,000	Rock-Tenn Co	54,875
	9.25% March 15, 2016
		$999,501

Distributors --- 0.21%
50,000	American Tire Distributors Inc †	53,250
	9.75% June 1, 2017
50,000	Baker & Taylor Inc †	36,063
	11.50% July 1, 2013
50,000	Interline Brands Inc	51,625
	8.13% June 15, 2014
100,000	McJunkin Red Man Corp †	88,000
	9.50% December 15, 2016
100,000	SGS International Inc	103,500
	12.00% December 15, 2013
154,218	VWR Funding Inc	160,001
	10.25% July 15, 2015
		$492,439

Electric Companies --- 3.02%
250,000	Cleveland Electric Illuminating Co	255,402
	5.95% December 15, 2036
450,000	Commonwealth Edison Co	526,396
	5.80% March 15, 2018
300,000	Consolidated Edison Co of New York	350,199
	5.50% September 15, 2016
300,000	Duke Energy Indiana Inc	354,319
	6.05% June 15, 2016
300,000	EDF SA †	333,065
	5.60% January 27, 2040
75,000	Edison Mission Energy	54,188
	7.00% May 15, 2017
50,000	Energy Future Intermediate Holding Co LLC	49,621
	10.00% December 1, 2020
500,000	Exelon Generation Co LLC	554,433
	5.35% January 15, 2014
250,000	Exelon Generation Co LLC	250,791
	5.75% October 1, 2041
250,000	FirstEnergy Solutions Corp	267,082
	6.05% August 15, 2021
300,000	FPL Group Capital Inc	328,395
	5.35% June 15, 2013
130,000	Majapahit Holding BV	156,000
	7.75% January 20, 2020
300,000	MidAmerican Energy Co	334,520
	4.65% October 1, 2014
300,000	MidAmerican Energy Holdings Co	337,458
	5.95% May 15, 2037
200,000	Northern States Power Co	230,870
	5.25% March 1, 2018
500,000	Pacific Gas & Electric Co	507,492
	4.20% March 1, 2011
100,000	Power Sector Assets & Liabilities Management Corp	122,460
	7.39% December 2, 2024
125,000	PPL Energy Supply LLC	129,398
	6.00% December 15, 2036
350,000	PSE&G Power LLC	362,948
	7.75% April 15, 2011
250,000	Southwestern Electric Power Co	268,177
	6.20% March 15, 2040
100,000	Texas Competitive Electric Holdings Co LLC ‡	65,500
	10.25% November 1, 2015
200,000	Union Electric Co	231,733
	6.00% April 1, 2018
700,000	Virginia Electric & Power Co	761,529
	5.10% November 30, 2012
300,000	Westar Energy Inc	320,200
	5.88% July 15, 2036
		$7,152,176

Electronic Instruments & Equipment --- 0.42%
75,000	Baldor Electric Co	80,250
	8.63% February 15, 2017
75,000	Belden Inc	75,188
	7.00% March 15, 2017
90,000	Emerson Electric Co	102,495
	4.88% October 15, 2019
200,000	Emerson Electric Co	210,539
	5.75% November 1, 2011
28,953	FPL Energy National Wind Portfolio LLC †	27,621
	6.13% March 25, 2019
100,000	General Cable Corp ‡	101,500
	7.13% April 1, 2017
120,000	Hubbell Inc	144,067
	5.95% June 1, 2018
185,000	Roper Industries Inc	209,059
	6.63% August 15, 2013
50,000	Sensus USA Inc	50,500
	8.63% December 15, 2013
		$1,001,219

Electronics - Semiconductor --- 0.31%
125,000	Advanced Micro Devices Inc	131,875
	8.13% December 15, 2017
75,000	Freescale Semiconductor Inc † ‡	75,188
	10.75% August 1, 2020
100,000	Freescale Semiconductor Inc †	104,000
	9.25% April 15, 2018
300,000	KLA-Tencor Corp	344,128
	6.90% May 1, 2018
75,000	MagnaChip Semiconductor SA †	79,312
	10.50% April 15, 2018
		$734,503

Engineering & Construction --- 0.12%
75,000	Esco Corp * †	68,625
	4.17% December 15, 2013
200,000	Voto-Votorantim Overseas Trading Operations NV	210,500
	6.63% September 25, 2019
		$279,125

Financial Services --- 4.60%
100,000	Bank of America Corp	104,925
	4.50% April 1, 2015
250,000	Bank of America Corp	269,850
	5.38% June 15, 2014
500,000	Bank of America Corp	505,145
	3.70% September 1, 2015
50,000	Bankrate Inc †	53,500
	11.75% July 15, 2015
400,000	BlackRock Inc	478,308
	6.25% September 15, 2017
100,000	BM&FBovespa SA †	106,474
	5.50% July 16, 2020
500,000	Boeing Capital Corp	538,752
	6.50% February 15, 2012
100,000	CIT Group Funding Co of Delaware LLC	103,500
	10.25% May 1, 2017
350,000	CIT Group Inc	342,562
	7.00% May 1, 2017
150,000	Citigroup Inc	159,713
	5.13% May 5, 2014
350,000	CME Group Index Services LLC †	371,842
	4.40% March 15, 2018
325,000	Eaton Vance Corp	384,908
	6.50% October 2, 2017
700,000	ERAC USA Finance LLC †	747,666
	5.25% October 1, 2020
250,000	Franklin Resources Inc	273,758
	4.63% May 20, 2020
100,000	Gazprom Via Gaz Capital SA	127,000
	8.63% April 28, 2034
500,000	General Electric Capital Corp	546,954
	5.50% January 8, 2020
300,000	General Electric Capital Corp	329,439
	4.88% March 4, 2015
88,000	GMAC Inc	90,970
	7.00% February 1, 2012
50,000	GMAC Inc	51,562
	6.88% September 15, 2011
50,000	GMAC Inc †	54,625
	8.00% March 15, 2020
50,000	GMAC Inc	53,625
	8.00% November 1, 2031
175,000	GMAC Inc †	190,750
	8.30% February 12, 2015
50,000	Icahn Enterprises LP	50,250
	8.00% January 15, 2018
75,000	Interactive Data Corp †	79,875
	10.25% August 1, 2018
200,000	International Lease Finance Corp †	214,500
	8.75% March 15, 2017
50,000	International Lease Finance Corp †	53,500
	8.63% September 15, 2015
250,000	Invesco Ltd	263,794
	5.63% April 17, 2012
50,000	Janus Capital Group Inc	52,231
	6.70% June 15, 2017
50,000	Janus Capital Group Inc	52,448
	6.25% June 15, 2012
500,000	JPMorgan Chase & Co	570,989
	6.00% January 15, 2018
100,000	Moody's Corp	103,177
	5.50% September 1, 2020
250,000	NASDAQ OMX Group Inc	258,362
	4.00% January 15, 2015
500,000	NASDAQ OMX Group Inc	531,352
	5.55% January 15, 2020
400,000	National Rural Utilities Cooperative Finance Corp ‡	460,655
	5.45% February 1, 2018
500,000	National Rural Utilities Cooperative Finance Corp	716,008
	10.38% November 1, 2018
50,000	Pinnacle Foods Finance LLC	53,188
	10.63% April 1, 2017
75,000	Pinnacle Foods Finance LLC	78,000
	9.25% April 1, 2015
100,000	SSI Investments II †	109,750
	11.13% June 1, 2018
250,000	State Street Corp	274,848
	4.30% May 30, 2014
200,000	Textron Financial Corp	209,998
	5.40% April 28, 2013
250,000	Textron Financial Corp * †	200,000
	6.00% February 15, 2067
100,000	TNK-BP Finance SA †	109,125
	7.25% February 2, 2020
50,000	Trans Union LLC †	56,875
	11.38% June 15, 2018
500,000	ZFS Finance USA Trust I * †	492,500
	6.15% December 15, 2065
		$10,877,253

Food & Beverages --- 2.50%
50,000	B&G Foods Inc	52,063
	7.63% January 15, 2018
500,000	Bacardi Ltd †	591,259
	7.45% April 1, 2014
450,000	Bottling Group LLC	530,692
	5.50% April 1, 2016
100,000	Coca-Cola Co	114,859
	4.88% March 15, 2019
300,000	Coca-Cola Femsa SAB de CV	322,340
	4.63% February 15, 2020
400,000	Costco Wholesale Corp	426,706
	5.30% March 15, 2012
50,000	Cott Beverages USA Inc †	52,937
	8.13% September 1, 2018
125,000	Dean Foods Co	122,656
	7.00% June 1, 2016
50,000	Del Monte Corp	53,937
	7.50% October 15, 2019
220,000	General Mills Inc	259,740
	5.70% February 15, 2017
300,000	Kellogg Co	321,750
	4.25% March 6, 2013
250,000	Kraft Foods Inc	259,107
	2.63% May 8, 2013
250,000	Kraft Foods Inc	292,717
	6.50% February 9, 2040
400,000	Kraft Foods Inc	434,639
	6.25% June 1, 2012
250,000	Kraft Foods Inc	276,517
	5.25% October 1, 2013
150,000	Kroger Co	155,900
	5.40% July 15, 2040
75,000	Kroger Co	92,782
	6.90% April 15, 2038
225,000	Kroger Co	245,112
	5.00% April 15, 2013
100,000	Michael Foods Inc †	107,000
	9.75% July 15, 2018
250,000	PepsiCo Inc	272,462
	4.65% February 15, 2013
100,000	Reddy Ice Corp	90,000
	13.25% November 1, 2015
50,000	Reddy Ice Corp	51,125
	11.25% March 15, 2015
75,000	Smithfield Foods Inc †	86,250
	10.00% July 15, 2014
50,000	Smithfield Foods Inc	50,688
	7.75% July 1, 2017
200,000	Sysco Corp	214,992
	4.20% February 12, 2013
50,000	TreeHouse Foods Inc	53,750
	7.75% March 1, 2018
225,000	Wal-Mart Stores Inc	271,270
	6.20% April 15, 2038
100,000	Wal-Mart Stores Inc	108,503
	4.25% April 15, 2013
		$5,911,753

Foreign Banks --- 0.13%
100,000	Banco BMG SA †	107,667
	8.88% August 5, 2020
100,000	Banco Cruzeiro do Sul SA †	104,500
	8.88% September 22, 2020
100,000	Banco de Credito del Peru †	101,000
	5.38% September 16, 2020
		$313,167

Foreign Governments --- 3.06%
1,027,861	Government of Argentina	854,667
	8.28% December 31, 2033
100,000	Government of Brazil	109,750
	4.88% January 22, 2021
160,000	Government of Brazil	232,800
	8.25% January 20, 2034
200,000	Government of Brazil	277,000
	11.00% August 17, 2040
200,000	Government of Colombia	246,500
	7.38% January 27, 2017
500,000	Government of Indonesia	607,111
	6.63% February 17, 2037
500,000	Government of Mexico	586,750
	5.95% March 19, 2019
501,000	Government of Mexico	622,492
	6.75% September 27, 2034
100,000	Government of Panama	122,750
	6.70% January 26, 2036
100,000	Government of Panama	119,500
	7.25% March 15, 2015
100,000	Government of Peru	121,250
	6.55% March 14, 2037
100,000	Government of Poland	118,375
	6.38% July 15, 2019
966,600	Government of Russia	1,154,314
	7.50% March 31, 2030
100,000	Government of South Africa	122,250
	6.88% May 27, 2019
100,000	Government of Sri Lanka †	100,875
	6.25% October 4, 2020
100,000	Government of Turkey	118,000
	7.00% September 26, 2016
100,000	Government of Turkey	116,250
	6.88% March 17, 2036
350,000	Government of Turkey	381,500
	5.63% March 30, 2021
150,000	Government of Turkey	185,250
	7.38% February 5, 2025
300,000	Government of Uruguay	387,000
	7.63% March 21, 2036
950,000	Government of Venezuela	646,000
	9.38% January 13, 2034
		$7,230,384

Gold, Metals & Mining --- 1.75%
450,000	Alcoa Inc ‡	466,970
	5.55% February 1, 2017
250,000	ArcelorMittal	251,949
	5.25% August 5, 2020
315,000	ArcelorMittal	340,678
	6.13% June 1, 2018
500,000	Barrick Gold Corp	635,558
	6.95% April 1, 2019
250,000	BHP Billiton Finance USA Ltd	285,745
	5.25% December 15, 2015
500,000	BHP Billiton Finance USA Ltd	543,643
	4.80% April 15, 2013
75,000	Compass Minerals International Inc	79,219
	8.00% June 1, 2019
100,000	CSN Islands XI Corp †	110,000
	6.88% September 21, 2019
250,000	Gold Fields Orogen Holding BVI Ltd †	248,243
	4.88% October 7, 2020
300,000	Newmont Mining Corp	325,236
	5.88% April 1, 2035
100,000	Rio Tinto Finance USA Ltd	111,457
	5.88% July 15, 2013
250,000	Rio Tinto Finance USA Ltd	348,870
	9.00% May 1, 2019
100,000	Rio Tinto Finance USA Ltd	120,591
	6.50% July 15, 2018
250,000	Southern Copper Corp	272,953
	6.75% April 16, 2040
		$4,141,112

Health Care Related --- 1.14%
400,000	Aetna Inc	413,727
	5.75% June 15, 2011
100,000	Bausch & Lomb Inc	106,375
	9.88% November 1, 2015
225,000	CIGNA Corp	264,554
	6.35% March 15, 2018
50,000	CRC Health Corp	47,250
	10.75% February 1, 2016
50,000	HCA Inc	54,687
	7.88% February 15, 2020
50,000	HCA Inc	55,750
	8.50% April 15, 2019
412,000	HCA Inc	447,020
	9.63% November 15, 2016
100,000	Multiplan Inc †	104,500
	9.88% September 1, 2018
75,000	National Mentor Holdings Inc	76,313
	11.25% July 1, 2014
50,000	Omnicare Inc	51,125
	7.75% June 1, 2020
75,000	Omnicare Inc	75,750
	6.88% December 15, 2015
200,000	Quest Diagnostics Inc	230,543
	6.40% July 1, 2017
50,000	UHS Escrow Corp †	51,625
	7.00% October 1, 2018
100,000	United Surgical Partners International Inc	103,000
	9.25% May 1, 2017
400,000	UnitedHealth Group Inc	466,935
	6.00% February 15, 2018
150,000	Vanguard Health Holding Co II LLC	152,250
	8.00% February 1, 2018
		$2,701,404

Hotels/Motels --- 0.07%
150,000	Wyndham Worldwide Corp	156,484
	6.00% December 1, 2016
		$156,484

Household Goods --- 0.49%
75,000	Central Garden & Pet Co	76,594
	8.25% March 1, 2018
50,000	Diversey Holdings Inc	57,250
	10.50% May 15, 2020
75,000	Diversey Inc	80,250
	8.25% November 15, 2019
100,000	Jarden Corp	103,500
	7.50% May 1, 2017
50,000	Libbey Glass Inc †	53,750
	10.00% February 15, 2015
100,000	Norcraft Cos LP	104,500
	10.50% December 15, 2015
46,000	Sealy Mattress Co †	52,095
	10.88% April 15, 2016
125,000	Sealy Mattress Co	125,938
	8.25% June 15, 2014
100,000	Simmons Bedding Co †	107,375
	11.25% July 15, 2015
50,000	Spectrum Brands Inc †	53,625
	9.50% June 15, 2018
110,770	Spectrum Brands Inc	123,232
	12.00% August 28, 2019
200,000	Whirlpool Corp	214,087
	5.50% March 1, 2013
		$1,152,196

Independent Power Producer --- 0.06%
150,000	NRG Energy Inc	154,312
	7.38% February 1, 2016
		$154,312

Insurance Related --- 2.73%
200,000	ACE INA Holdings Inc	226,864
	5.60% May 15, 2015
175,000	ACE INA Holdings Inc	196,113
	5.70% February 15, 2017
300,000	Aflac Inc	381,731
	8.50% May 15, 2019
375,000	Allstate Corp	417,904
	5.00% August 15, 2014
500,000	AXA SA	578,067
	8.60% December 15, 2030
300,000	Berkshire Hathaway Finance Corp	337,544
	4.85% January 15, 2015
210,000	Chubb Corp	243,028
	5.75% May 15, 2018
500,000	CNA Financial Corp	509,834
	5.88% August 15, 2020
50,000	CNA Financial Corp	51,834
	6.00% August 15, 2011
100,000	Horace Mann Educators Corp	105,317
	6.85% April 15, 2016
250,000	Lincoln National Corp	284,818
	7.00% June 15, 2040
300,000	Massachusetts Mutual Life Insurance Co †	409,968
	8.88% June 1, 2039
250,000	MetLife Inc	298,439
	6.75% June 1, 2016
500,000	MetLife Inc	603,232
	6.82% August 15, 2018
150,000	Nationwide Mutual Insurance Co †	177,130
	9.38% August 15, 2039
230,000	Northwestern Mutual Life Insurance Co †	267,181
	6.06% March 30, 2040
250,000	Pacific Life Global Funding †	269,985
	5.15% April 15, 2013
250,000	PacificLife Corp †	250,587
	6.60% September 15, 2033
350,000	Prudential Financial Inc	373,551
	5.15% January 15, 2013
140,000	Prudential Financial Inc	157,767
	6.63% December 1, 2037
275,000	Travelers Cos Inc	313,740
	5.50% December 1, 2015
		$6,454,634

Investment Bank/Brokerage Firm --- 2.70%
525,000	Bear Stearns Cos LLC	639,521
	7.25% February 1, 2018
125,000	Bear Stearns Cos LLC	140,942
	5.70% November 15, 2014
200,000	FMR LLC †	226,703
	7.57% June 15, 2029
950,000	Goldman Sachs Group Inc	1,053,751
	6.15% April 1, 2018
200,000	Goldman Sachs Group Inc	217,378
	5.25% October 15, 2013
500,000	Goldman Sachs Group Inc	527,006
	5.38% March 15, 2020
250,000	Jefferies Group Inc	290,277
	8.50% July 15, 2019
500,000	Macquarie Group Ltd †	522,839
	6.00% January 14, 2020
500,000	Merrill Lynch & Co Inc	536,656
	6.05% August 15, 2012
550,000	Morgan Stanley	574,402
	4.75% April 1, 2014
100,000	Morgan Stanley	109,943
	6.00% April 28, 2015
200,000	Morgan Stanley	221,731
	6.63% April 1, 2018
150,000	Nuveen Investments Inc	149,063
	10.50% November 15, 2015
50,000	Pinafore LLC †	52,500
	9.00% October 1, 2018
500,000	Raymond James Financial Inc	599,071
	8.60% August 15, 2019
500,000	Xstrata Finance Canada Ltd †	523,906
	5.50% November 16, 2011
		$6,385,689

Leisure & Entertainment --- 0.68%
50,000	American Casino & Entertainment Properties LLC ‡	48,750
	11.00% June 15, 2014
100,000	Ameristar Casinos Inc	106,750
	9.25% June 1, 2014
100,000	Cedar Fair LP †	105,000
	9.13% August 1, 2018
100,000	Easton-Bell Sports Inc	108,625
	9.75% December 1, 2016
50,000	Great Canadian Gaming Corp †	50,812
	7.25% February 15, 2015
125,000	Harrah's Operating Co Inc	136,875
	11.25% June 1, 2017
50,000	Herbst Gaming Inc § @ ‡‡ #	0
	7.00% November 15, 2014
50,000	HRP Myrtle Beach Operations LLC † § @ ‡‡ # ~	0
	0.00% April 1, 2012
75,000	Indianapolis Downs LLC †	60,750
	11.00% November 1, 2012
50,000	Jacobs Entertainment Inc	45,750
	9.75% June 15, 2014
50,000	MGM Resorts International	56,938
	11.13% November 15, 2017
50,000	MGM Resorts International †	52,625
	9.00% March 15, 2020
125,000	MGM Resorts International ‡	105,625
	7.50% June 1, 2016
50,000	MGM Resorts International	58,750
	13.00% November 15, 2013
75,000	Peninsula Gaming LLC	79,219
	10.75% August 15, 2017
50,000	Peninsula Gaming LLC	52,000
	8.38% August 15, 2015
50,000	Penn National Gaming Inc	53,125
	8.75% August 15, 2019
50,000	San Pasqual Casino †	49,063
	8.00% September 15, 2013
75,000	Seminole Hard Rock Entertainment Inc * †	65,813
	2.79% March 15, 2014
50,000	Seminole Indian Tribe of Florida †	46,978
	7.80% October 1, 2020
50,000	Tunica Biloxi Gaming Authority †	45,187
	9.00% November 15, 2015
50,000	Universal City Development Partners Ltd	54,125
	10.88% November 15, 2016
100,000	Universal City Development Partners Ltd	103,125
	8.88% November 15, 2015
75,000	Wynn Las Vegas LLC †	79,125
	7.75% August 15, 2020
46,000	Yonkers Racing Corp †	49,910
	11.38% July 15, 2016
		$1,614,920

Machinery --- 0.84%
50,000	Accuride Corp †	52,500
	9.50% August 1, 2018
75,000	ArvinMeritor Inc	83,063
	10.63% March 15, 2018
350,000	Caterpillar Inc	415,446
	7.00% December 15, 2013
50,000	Cleaver-Brooks Inc †	51,562
	12.25% May 1, 2016
320,000	Dover Corp	376,058
	5.45% March 15, 2018
200,000	Harsco Corp	231,847
	5.75% May 15, 2018
240,000	Ingersoll-Rand Global Holding Co Ltd	291,425
	6.88% August 15, 2018
50,000	Mueller Water Products Inc †	52,500
	8.75% September 1, 2020
50,000	Mueller Water Products Inc	44,125
	7.38% June 1, 2017
50,000	Navistar International Corp	53,375
	8.25% November 1, 2021
50,000	SPX Corp	54,500
	7.63% December 15, 2014
250,000	Timken Co	277,981
	6.00% September 15, 2014
		$1,984,382

Manufacturing --- 0.20%
50,000	Amsted Industries Inc †	52,063
	8.13% March 15, 2018
50,000	International Wire Group Inc †	51,063
	9.75% April 15, 2015
50,000	Kemet Corp †	52,312
	10.50% May 1, 2018
100,000	RBS Global Inc	101,625
	8.50% May 1, 2018
200,000	Tyco Electronics Group SA	222,866
	5.95% January 15, 2014
		$479,929

Medical Products --- 0.57%
50,000	Accellent Inc	50,500
	10.50% December 1, 2013
50,000	Alere Inc	51,500
	9.00% May 15, 2016
225,000	Biomet Inc	250,594
	11.63% October 15, 2017
250,000	Boston Scientific Corp	266,635
	6.00% January 15, 2020
100,000	Boston Scientific Corp	102,298
	4.50% January 15, 2015
249,000	Boston Scientific Corp	256,012
	6.00% June 15, 2011
145,000	Covidien International Finance SA	157,877
	5.45% October 15, 2012
75,000	Inverness Medical Innovations Inc	76,688
	7.88% February 1, 2016
125,000	Universal Hospital Services Inc	125,781
	8.50% June 1, 2015
		$1,337,885

Miscellaneous --- 0.53%
50,000	American Achievement Corp †	49,813
	8.25% April 1, 2012
150,000	ARAMARK Corp	156,000
	8.50% February 1, 2015
75,000	Aspect Software Inc †	77,906
	10.63% May 15, 2017
75,000	Ceridian Corp	69,188
	11.25% November 15, 2015
75,000	Express LLC	79,125
	8.75% March 1, 2018
100,000	Garda World Security Corp †	106,500
	9.75% March 15, 2017
75,000	GXS Worldwide Inc	74,719
	9.75% June 15, 2015
250,000	Hutchison Whampoa International Ltd †	307,981
	7.63% April 9, 2019
3,000	KAR Auction Services Inc	3,150
	10.00% May 1, 2015
100,000	KAR Auction Services Inc	104,125
	8.75% May 1, 2014
75,000	Reynolds Group Issuer Inc †	73,312
	8.50% May 15, 2018
100,000	Reynolds Group Issuer Inc †	101,750
	7.75% October 15, 2016
50,000	Susser Holdings LLC	52,000
	8.50% May 15, 2016
		$1,255,569

Oil & Gas --- 4.44%
250,000	Apache Corp	251,513
	5.10% September 1, 2040
50,000	Aquilex Holdings LLC	49,500
	11.13% December 15, 2016
100,000	ATP Oil & Gas Corp †	86,250
	11.88% May 1, 2015
75,000	BASiC Energy Services Inc	67,875
	7.13% April 15, 2016
400,000	Canadian Natural Resources Ltd	426,544
	5.85% February 1, 2035
100,000	Chesapeake Energy Corp	115,750
	9.50% February 15, 2015
125,000	Cie Generale de Geophysique-Veritas	127,812
	7.75% May 15, 2017
75,000	Coffeyville Resources LLC †	79,125
	10.88% April 1, 2017
50,000	Complete Production Services Inc	51,500
	8.00% December 15, 2016
130,000	Conoco Funding Co	167,587
	7.25% October 15, 2031
500,000	ConocoPhillips Australia Funding Co	554,047
	5.50% April 15, 2013
300,000	Consolidated Natural Gas Co	336,256
	5.00% December 1, 2014
100,000	Crosstex Energy LP	104,750
	8.88% February 15, 2018
50,000	Denbury Resources Inc	54,562
	8.25% February 15, 2020
50,000	Ecopetrol SA	60,500
	7.63% July 23, 2019
50,000	El Paso Corp	51,893
	7.80% August 1, 2031
450,000	Enbridge Energy Partners LP	450,115
	5.50% September 15, 2040
155,000	Enbridge Inc	178,730
	5.60% April 1, 2017
125,000	Energy Transfer Equity LP	131,563
	7.50% October 15, 2020
75,000	EXCO Resources Inc	74,531
	7.50% September 15, 2018
750,000	Florida Gas Transmission Co LLC †	816,962
	5.45% July 15, 2020
400,000	Hess Corp	417,360
	5.60% February 15, 2041
50,000	Hilcorp Energy I LP †	50,500
	7.75% November 1, 2015
150,000	Husky Energy Inc	170,443
	6.15% June 15, 2019
600,000	Husky Oil Ltd	728,682
	7.55% November 15, 2016
200,000	Kinder Morgan Energy Partners LP	225,875
	5.95% February 15, 2018
250,000	Kinder Morgan Energy Partners LP	273,451
	6.55% September 15, 2040
250,000	Kinder Morgan Energy Partners LP	269,936
	5.85% September 15, 2012
50,000	Linn Energy LLC	57,375
	11.75% May 15, 2017
50,000	Linn Energy LLC †	53,000
	8.63% April 15, 2020
100,000	MarkWest Energy Partners LP	108,000
	8.75% April 15, 2018
535,000	Nabors Industries Inc †	540,414
	5.00% September 15, 2020
100,000	Niska Gas Storage US LLC †	107,000
	8.88% March 15, 2018
150,000	Pacific Rubiales Energy Corp †	168,750
	8.75% November 10, 2016
200,000	PEMEX Project Funding Master Trust	200,960
	9.13% October 13, 2010
100,000	Petrobras International Finance Co	124,710
	7.88% March 15, 2019
125,000	Petrohawk Energy Corp †	127,500
	7.25% August 15, 2018
300,000	Petroleos Mexicanos †	331,500
	6.00% March 5, 2020
50,000	PHI Inc †	49,125
	8.63% October 15, 2018
55,575	Qatar Petroleum †	56,373
	5.58% May 30, 2011
50,000	Regency Energy Partners LP †	55,125
	9.38% June 1, 2016
50,000	Regency Energy Partners LP	52,125
	8.38% December 15, 2013
50,000	SandRidge Energy Inc †	48,750
	8.00% June 1, 2018
50,000	Southern Star Central Corp	50,500
	6.75% March 1, 2016
250,000	Spectra Energy Capital LLC	272,112
	6.25% February 15, 2013
50,000	Thermon Industries Inc †	52,250
	9.50% May 1, 2017
50,000	Valero Energy Corp	53,785
	4.75% April 1, 2014
150,000	Valero Energy Corp	191,559
	9.38% March 15, 2019
50,000	Valero Energy Corp	53,702
	6.88% April 15, 2012
150,000	Valero Energy Corp	163,571
	7.50% April 15, 2032
40,000	Weatherford International Ltd	42,490
	7.00% March 15, 2038
100,000	Weatherford International Ltd	110,301
	6.00% March 15, 2018
300,000	Williams Partners LP	326,123
	5.25% March 15, 2020
300,000	XTO Energy Inc	387,957
	6.38% June 15, 2038
105,000	XTO Energy Inc	142,798
	6.75% August 1, 2037
155,000	XTO Energy Inc	192,203
	6.25% August 1, 2017
		$10,493,670

Paper & Forest Products --- 0.50%
75,000	Boise Paper Holdings LLC	80,438
	9.00% November 1, 2017
50,000	Clearwater Paper Corp	56,250
	10.63% June 15, 2016
125,000	Georgia-Pacific LLC †	138,906
	8.25% May 1, 2016
500,000	International Paper Co	598,156
	7.50% August 15, 2021
300,000	Weyerhaeuser Co	305,522
	7.38% March 15, 2032
		$1,179,272

Personal Loans --- 1.10%
125,000	American Express Credit Corp	125,784
	2.75% September 15, 2015
400,000	American Express Credit Corp	440,238
	5.88% May 2, 2013
350,000	American Honda Finance Corp †	376,717
	4.63% April 2, 2013
250,000	Capital One Bank USA NA	319,516
	8.80% July 15, 2019
250,000	Capital One Financial Corp	291,838
	7.38% May 23, 2014
50,000	Ford Motor Credit Co LLC	57,453
	8.13% January 15, 2020
125,000	Ford Motor Credit Co LLC	133,572
	7.00% April 15, 2015
75,000	Ford Motor Credit Co LLC	84,778
	8.00% December 15, 2016
75,000	Ford Motor Credit Co LLC	82,014
	8.00% June 1, 2014
500,000	HSBC Finance Capital Trust IX *	466,875
	7.55% November 30, 2035
200,000	HSBC Finance Corp	216,272
	7.00% May 15, 2012
		$2,595,057

Pharmaceuticals --- 0.39%
350,000	Abbott Laboratories	382,952
	5.15% November 30, 2012
300,000	Eli Lilly & Co	347,818
	5.20% March 15, 2017
150,000	Pharmacia Corp	187,847
	6.50% December 1, 2018
		$918,617

Pollution Control --- 0.45%
50,000	Aleris International Inc § @ ‡‡ #	125
	9.00% December 15, 2014
250,000	Republic Services Inc	282,588
	6.20% March 1, 2040
750,000	Republic Services Inc	785,112
	6.75% August 15, 2011
		$1,067,825

Printing & Publishing --- 0.17%
100,000	MediMedia USA Inc †	89,625
	11.38% November 15, 2014
75,000	Nielsen Finance LLC	85,125
	11.50% May 1, 2016
50,000	Nielsen Finance LLC †	49,634
	7.75% October 15, 2018
50,000	Nielsen Finance LLC ††	50,062
	Step Bond 0% - 12.50%
	0.00% August 1, 2016
50,000	Nielsen Finance LLC	56,750
	11.63% February 1, 2014
75,000	ProQuest LLC †	76,125
	9.00% October 15, 2018
		$407,321

Railroads --- 0.87%
375,000	Burlington Northern Santa Fe LLC	417,188
	4.88% January 15, 2015
250,000	Burlington Northern Santa Fe LLC	275,894
	5.75% May 1, 2040
75,000	Kansas City Southern Railway	80,719
	8.00% June 1, 2015
400,000	Norfolk Southern Corp	408,118
	6.75% February 15, 2011
250,000	Union Pacific Corp	326,546
	7.88% January 15, 2019
500,000	Union Pacific Corp	555,359
	4.88% January 15, 2015
		$2,063,824

Real Estate --- 0.42%
300,000	AMB Property LP	326,256
	6.30% June 1, 2013
250,000	AvalonBay Communities Inc	281,307
	5.70% March 15, 2017
50,000	Host Hotels & Resorts LP	51,625
	6.88% November 1, 2014
100,000	Qatari Diar Finance QSC †	104,994
	5.00% July 21, 2020
100,000	Simon Property Group LP	116,044
	6.13% May 30, 2018
100,000	Ventas Realty LP	104,366
	6.50% June 1, 2016
		$984,592

Restaurants --- 0.05%
125,000	NPC International Inc	127,500
	9.50% May 1, 2014
		$127,500

Retail --- 1.01%
175,000	Best Buy Co Inc	195,717
	6.75% July 15, 2013
100,000	CVS Caremark Corp	114,759
	5.75% June 1, 2017
50,000	General Nutrition Centers Inc	51,250
	10.75% March 15, 2015
75,000	General Nutrition Centers Inc *	74,344
	5.75% March 15, 2014
50,000	Hillman Group Inc †	52,750
	10.88% June 1, 2018
100,000	Inergy LP/Inergy Finance Corp	102,000
	6.88% December 15, 2014
200,000	JC Penney Corp Inc	206,000
	5.75% February 15, 2018
50,000	Limited Brands Inc	58,125
	8.50% June 15, 2019
75,000	Macy's Retail Holdings Inc	75,937
	6.90% April 1, 2029
50,000	NBC Acquisition Corp	44,875
	11.00% March 15, 2013
50,000	Nebraska Book Co Inc	50,625
	10.00% December 1, 2011
50,000	Nebraska Book Co Inc	47,750
	8.63% March 15, 2012
125,000	Penske Automotive Group Inc	122,031
	7.75% December 15, 2016
50,000	QVC Inc †	52,250
	7.50% October 1, 2019
50,000	QVC Inc †	51,750
	7.13% April 15, 2017
100,000	Sally Holdings LLC	109,500
	10.50% November 15, 2016
500,000	Sherwin-Williams Co	529,840
	3.13% December 15, 2014
50,000	Suburban Propane Partners LP	53,125
	7.38% March 15, 2020
300,000	Target Corp	320,569
	5.88% March 1, 2012
75,000	Toys R Us Property Co I LLC	84,750
	10.75% July 15, 2017
		$2,397,947

Savings & Loans --- 0.03%
75,000	Credito Real SA de CV †	75,918
	10.25% April 14, 2015
		$75,918

Specialized Services --- 1.39%
50,000	AAC Group Holding Corp †	49,000
	10.25% October 1, 2012
75,000	Affinity Group Inc	55,969
	9.00% February 15, 2012
50,000	Altegrity Inc †	48,563
	11.75% May 1, 2016
75,000	Altegrity Inc †	74,344
	10.50% November 1, 2015
250,000	Anglo American Capital PLC † ‡	256,136
	4.45% September 27, 2020
50,000	BP Capital Markets PLC	50,263
	3.13% October 1, 2015
300,000	Capital One Capital IV *	298,500
	6.75% February 17, 2037
175,000	Capital One Capital V	189,438
	10.25% August 15, 2039
50,000	Case New Holland Inc †	54,312
	7.88% December 1, 2017
50,000	Celanese US Holdings LLC †	51,125
	6.63% October 15, 2018
75,000	CHC Helicopter SA †	75,750
	9.25% October 15, 2020
25,000	Fidelity National Information Services Inc †	26,937
	7.88% July 15, 2020
50,000	Fidelity National Information Services Inc †	53,375
	7.63% July 15, 2017
75,000	Fox Acquisition Sub LLC †	77,250
	13.38% July 15, 2016
50,000	Holly Energy Partners LP	49,250
	6.25% March 1, 2015
500,000	IBM	664,308
	7.63% October 15, 2018
100,000	Inmarsat Finance PLC †	104,500
	7.38% December 1, 2017
100,000	Knowledge Learning Corp †	99,000
	7.75% February 1, 2015
50,000	Mantech International Corp	51,875
	7.25% April 15, 2018
50,000	Maxim Crane Works LP †	45,375
	12.25% April 15, 2015
75,000	Reliance Intermediate Holdings LP †	79,500
	9.50% December 15, 2019
50,000	RSC Equipment Rental Inc ‡	53,125
	10.25% November 15, 2019
75,000	RSC Equipment Rental Inc †	83,437
	10.00% July 15, 2017
100,000	Sitel LLC †	80,000
	11.50% April 1, 2018
75,000	Stream Global Services Inc	73,875
	11.25% October 1, 2014
250,000	Teco Finance Inc	273,514
	5.15% March 15, 2020
100,000	Virgin Media Finance PLC	113,000
	9.50% August 15, 2016
150,000	Yankee Acquisition Corp	156,000
	9.75% February 15, 2017
		$3,287,721

Supranationals --- 0.24%
250,000	Corp Andina de Fomento	251,096
	3.75% January 15, 2016
250,000	Corp Andina de Fomento	311,208
	8.13% June 4, 2019
		$562,304

Telephone & Telecommunications --- 3.14%
250,000	America Movil SAB de CV	282,682
	5.75% January 15, 2015
200,000	America Movil SAB de CV	214,295
	5.00% October 16, 2019
540,000	AT&T Inc	606,304
	5.10% September 15, 2014
450,000	AT&T Inc	521,037
	6.70% November 15, 2013
300,000	AT&T Wireless Services Inc	433,520
	8.75% March 1, 2031
250,000	CenturyTel Inc	255,731
	6.15% September 15, 2019
300,000	Deutsche Telekom International Finance BV	329,845
	4.88% July 8, 2014
100,000	Digicel Group Ltd † #	109,750
	10.50% April 15, 2018
125,000	Digicel Group Ltd † #	127,656
	9.13% January 15, 2015
100,000	Digicel Ltd † #	105,000
	8.25% September 1, 2017
200,000	Intelsat Intermediate Holding Co SA	207,000
	9.50% February 1, 2015
125,000	Intelsat Jackson Holdings SA	135,938
	11.25% June 15, 2016
150,000	MetroPCS Wireless Inc ‡	157,125
	9.25% November 1, 2014
50,000	MetroPCS Wireless Inc	51,500
	7.88% September 1, 2018
100,000	Nextel Communications Inc	100,500
	7.38% August 1, 2015
600,000	Rogers Communications Inc	741,196
	6.80% August 15, 2018
50,000	SBA Telecommunications Inc	53,750
	8.00% August 15, 2016
300,000	Sprint Capital Corp	301,500
	6.90% May 1, 2019
50,000	Sprint Nextel Corp ‡	54,250
	8.38% August 15, 2017
280,000	Telecom Italia Capital SA	280,000
	4.88% October 1, 2010
250,000	Telefonica Emisiones SAU	272,801
	5.86% February 4, 2013
300,000	Telefonica Emisiones SAU	359,219
	7.05% June 20, 2036
100,000	Telemar Norte Leste SA †	101,250
	5.50% October 23, 2020
100,000	Telemovil Finance Co Ltd †	102,620
	8.00% October 1, 2017
50,000	tw telecom holdings inc	52,375
	8.00% March 1, 2018
575,000	Verizon Communications Inc	683,772
	6.10% April 15, 2018
150,000	Vodafone Group PLC	158,874
	5.35% February 27, 2012
200,000	Vodafone Group PLC	228,870
	5.63% February 27, 2017
50,000	West Corp †	50,000
	8.63% October 1, 2018
100,000	West Corp ‡	106,250
	11.00% October 15, 2016
150,000	West Corp	156,938
	9.50% October 15, 2014
75,000	Windstream Corp † ‡	77,625
	8.13% September 1, 2018
		$7,419,173

Tobacco --- 0.38%
100,000	Altria Group Inc	134,046
	9.25% August 6, 2019
450,000	Philip Morris International Inc	526,863
	5.65% May 16, 2018
200,000	Reynolds American Inc	237,157
	7.75% June 1, 2018
		$898,066

Transportation --- 0.11%
100,000	Avis Budget Car Rental LLC ‡	105,750
	9.63% March 15, 2018
50,000	Hertz Corp †	50,000
	7.50% October 15, 2018
100,000	Hertz Corp	102,625
	8.88% January 1, 2014
		$258,375

U.S. Government --- 15.82%
3,000,000	United States of America	3,193,827
	2.63% June 30, 2014
3,000,000	United States of America	3,182,109
	2.63% April 30, 2016
2,500,000	United States of America	2,550,585
	1.50% July 15, 2012
6,900,000	United States of America	7,036,385
	1.38% January 15, 2013
7,000,000	United States of America	7,639,295
	3.25% December 31, 2016
2,000,000	United States of America	1,935,000
	3.50% February 15, 2039
1,500,000	United States of America	1,725,234
	4.50% May 15, 2038
2,500,000	United States of America	2,748,438
	4.25% May 15, 2039
7,000,000	United States of America	7,258,671
	1.88% April 30, 2014
150,000	United States of America	170,004
	4.13% May 15, 2015
		$37,439,548

U.S. Municipal --- 0.00%
50,000	State of Illinois #	375
	0.00% November 15, 2016
		$375

Utilities --- 0.36%
100,000	AmeriGas Partners LP	103,500
	7.25% May 20, 2015
250,000	Sempra Energy	348,541
	9.80% February 15, 2019
350,000	Southern California Gas Co	397,366
	5.50% March 15, 2014
		$849,407

TOTAL BONDS --- 88.26%		$208,804,743
(Cost $194,294,911)

COMMON STOCK

Shares		Value ($)

Printing & Publishing --- 0.01%
920	Dex One Corp ‡‡	11,298

TOTAL COMMON STOCK --- 0.01%		$11,298
(Cost $82,403)

PREFERRED STOCK

Shares		Value ($)

Financial Services --- 0.02%
43	GMAC Inc †	39,453

TOTAL PREFERRED STOCK --- 0.02%		$39,453
(Cost $10,750)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

8,100,000	Federal Home Loan Bank	8,099,928
	0.08% October 5, 2010
19,616,000	Federal Home Loan Bank	19,616,000
	0.05% October 1, 2010

TOTAL SHORT-TERM INVESTMENTS --- 11.71%		$27,715,928
(Cost $27,715,928)

SECURITIES LENDING COLLATERAL

Par Value ($)		Value ($)

589,872	Bank of America LLC	589,872
	Repurchase Agreement
	0.30% October 1, 2010
589,872	BNP Paribas Securities Corp	589,872
	Repurchase Agreement
	0.28% October 1, 2010
276,905	Barclays Capital Inc	276,905
	Repurchase Agreement
	0.25% October 1, 2010
728,871	Household Bank Securities Inc	728,871
	Repurchase Agreement
	0.28% October 1, 2010

TOTAL SECURITIES LENDING COLLATERAL --- 0.92%		$2,185,520
(Cost $2,185,520)

OTHER ASSETS & LIABILITIES --- (0.92%)		$(2,166,688)

TOTAL NET ASSETS --- 100%		$236,590,254
(Cost $224,289,512)

Legend

*	Represents the current interest rate for variable rate security.
†
The Maxim Federated Bond Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance.  Aggregate cost, fair value and percent of net assets of these restricted securities held at September 30, 2010 were $17,762,139, $18,594,616 and 7.86%, respectively.

‡	A portion or all of the security is on loan at September 30, 2010.
§	Security in default at September 30, 2010.
@	Security in bankruptcy at September 30, 2010.
**	For zero coupon bond, the interest rate shown is the effective yield on date of purchase.
††	Denotes a step bond: a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at September 30, 2010.
‡‡	Non-income Producing Security
~	Security has no market value at September 30, 2010.
#
The Maxim Federated Bond Portfolio may own certain investment securities that have been deemed “illiquid” because no quoted market exists.  These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance.  It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term and the difference could be material.  Aggregate cost, fair value and percent of net assets of these illiquid securities held at September 30, 2010 were $560,500, $457,906 and 0.19%, respectively.

At September 30, 2010, the Portfolio had the following outstanding future contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
US Long Bond Short Futures	150	$20,057,813	Dec 2010	$99,609
US 10Yr Treasury Note Long Futures	155	19,537,266	Dec 2010	31,485
US 2Yr Treasury Note Short Futures	80	17,558,500	Dec 2010	(25,000)

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used.  If the closing price is not available, the current bid will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign securities are valued at the closing price on the security’s primary exchange.  If the closing price is not available, the current bid will be used.  Foreign exchange rates are determined by utilizing the New York closing rates.

Fixed income investments are normally valued on the basis of quotations from brokers or dealers or pricing services, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Independent pricing services are utilized when possible and approved by the Board of Directors.  In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented.  Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

For foreign equity securities, factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of the U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds.

For fixed income securities, factors used in the determination of fair value may include, but are not limited to, market data incorporating available trade, bid and other market information such as benchmark curves, benchmarking of like securities, sector groupings and matrix pricing.  Model processes such as Option Adjusted Spread models are used to develop prepayment and interest rate scenarios.  Price evaluators gather information from market sources and integrate relevant credit information, perceived market movements and sector news into the evaluated pricing applications and models.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value.  This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments.  The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs.  These may include quoted prices in markets that are not active or quoted prices for similar assets in active markets.  Valuations may also be based on inputs other than quoted prices that are observable for the asset, such as interest rates and yield curves.  Additional inputs may be used such as benchmark yields, reported trades, broker/dealer quotes, issuer spreads, prepayment speeds and benchmark securities.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of September 30, 2010, the inputs used to value the Portfolio’s investments were as follows:

Description	Level 1	Level 2	Level 3	Total
Assets
Bonds
Commercial mortgage-backed	$-	$13,937,665	$-	$13,937,665
Corporate	-	111,251,871	-	111,251,871
Foreign government	-	7,230,384	-	7,230,384
Obligations of US states and
their subdivisions	-	-	375	375
Residential mortgage-backed	-	33,775,971	-	33,775,971
U.S. government	-	42,046,173	-	42,046,173
Other debt	-	562,304	-	562,304
Common Stock
Printing & publishing	11,298	-	-	11,298
Preferred Stock
Financial services	-	39,453	-	39,453
Short-term Investments	-	29,901,448	-	29,901,448
Other Financial Instruments*	12,917	-	-	12,917
Total	$24,215	$238,745,269	$375	$238,769,859

*Other financial instruments consist of futures.  Futures are reported at their variation margin as of September 30, 2010.

The following is a reconciliation of change in Level 3 assets during the nine months ended September 30, 2010:

Description	Bonds
Beginning Balance, January 1, 2010	$-
Total realized gains or (losses)	-
Total unrealized gain (or losses) relating to instruments not held at reporting date	-
Total unrealized gain (or losses) relating to instruments still held at reporting date	350
Purchases, sales and corporate actions	25
Transfers into (out of) Level 3	-
Ending Balance, September 30, 2010	$375

At September 30, 2010, the U.S. Federal income tax cost basis was $224,325,471. The Maxim Federated Bond Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $15,356,603 and gross depreciation of securities in which there was an excess of tax cost over value of $925,132, resulting in net appreciation of $14,431,471.

Management determines the Portfolio's industry classifications using one or more widely recognized market indexes or ratings group indexes.  Industries are shown as a percent of total net assets.

MAXIM SERIES FUND, INC.

MAXIM MFS INTERNATIONAL VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2010
UNAUDITED

COMMON STOCK

Shares		Value ($)

Aerospace & Defense --- 1.30%
881,310	Cobham PLC	3,200,668
		$3,200,668

Air Freight --- 2.36%
104,560	TNT NV	2,813,932
247,900	Yamato Holdings Co Ltd	3,006,072
		$5,820,004

Broadcast/Media --- 2.27%
1,121	Fuji Media Holdings Inc	1,427,974
12,190	Nippon Television Network Corp	1,568,451
94,870	Vivendi SA *	2,600,229
		$5,596,654

Building Materials --- 2.09%
99,440	Assa Abloy AB Class B	2,513,303
14,737	Geberit AG	2,625,861
		$5,139,164

Chemicals --- 2.81%
2,800	Givaudan SA	2,865,414
47,300	Shin-Etsu Chemical Co Ltd	2,308,106
63,007	Symrise AG	1,751,145
		$6,924,665

Communications - Equipment --- 1.69%
186,450	Nokia OYJ	1,873,074
209,770	Telefonaktiebolaget LM Ericsson	2,300,535
		$4,173,609

Computer Hardware & Systems --- 0.92%
136,850	Acer Inc * sponsored GDR	1,737,442
41,200	Acer Inc sponsored GDR	533,540
		$2,270,982

Containers --- 0.35%
85,059	Smurfit Kappa Group PLC	857,220
		$857,220

Cosmetics & Personal Care --- 1.32%
42,700	Kobayashi Pharmaceutical Co Ltd	1,896,387
57,000	Kose Corp	1,354,489
		$3,250,876

Distributors --- 0.82%
170,110	Bunzl PLC	2,030,196
		$2,030,196

Electric Companies --- 1.49%
124,475	E.ON AG	3,670,950
		$3,670,950

Electronic Instruments & Equipment --- 2.58%
291,795	Halma PLC	1,454,375
68,650	Legrand SA *	2,322,890
30,200	Omron Corp	690,454
112,740	Spectris PLC	1,902,302
		$6,370,021

Electronics - Semiconductor --- 1.94%
3,597	Samsung Electronics Co Ltd	2,449,591
229,740	Taiwan Semiconductor Manufacturing Co Ltd sponsored ADR	2,329,564
		$4,779,155

Financial Services --- 1.94%
306,038	ING Groep NV	3,173,811
30,040	Julius Baer Group Ltd	1,094,290
122,650	SNS REAAL NV	502,366
		$4,770,467

Food & Beverages --- 8.74%
986	Barry Callebaut AG §	770,129
68,339	Danone SA	4,095,756
138,290	Heineken NV	7,173,443
56,300	LAWSON Inc	2,576,045
129,892	Nestle SA	6,924,210
		$21,539,583

Foreign Banks --- 6.78%
138,000	Chiba Bank Ltd	805,761
50,462	Credit Agricole SA	790,485
172,000	DnB NOR ASA	2,347,899
141,000	Hachijuni Bank Ltd	736,670
539,360	HSBC Holdings PLC	5,456,975
204,000	Joyo Bank Ltd	889,342
163,600	Sapporo Hokuyo Holdings Inc	757,087
82,400	Sumitomo Mitsui Financial Group Inc	2,401,291
460,628	UniCredit SpA	1,179,628
97,011	Unione di Banche Italiane SCPA	942,359
9,410	Van Lanschot NV	416,917
		$16,724,414

Health Care Related --- 1.43%
69,300	Miraca Holdings Inc	2,455,992
48,750	Rhoen Klinikum AG	1,075,464
		$3,531,456

Household Goods --- 3.69%
234,400	Kao Corp	5,717,966
61,190	Reckitt Benckiser Group PLC	3,370,178
		$9,088,144

Insurance Related --- 5.70%
150,393	Amlin PLC	950,144
196,100	Catlin Group Ltd	1,048,421
11,412	Euler Hermes SA	930,031
299,914	Hiscox Ltd	1,647,022
175,810	Jardine Lloyd Thompson Group PLC	1,594,245
19,160	MunichRe AG	2,653,316
55,150	Swiss Reinsurance Co Ltd	2,419,201
12,010	Zurich Financial Services AG	2,815,504
		$14,057,884

Investment Bank/Brokerage Firm --- 1.03%
629,000	Daiwa Securities Group Inc	2,539,449
		$2,539,449

Leisure & Entertainment --- 0.49%
22,700	Sankyo Co Ltd	1,202,313
		$1,202,313

Machinery --- 1.26%
60,600	Glory Ltd	1,483,090
15,220	Schindler Holding AG	1,633,863
		$3,116,953

Manufacturing --- 0.62%
204,000	Venture Corp Ltd	1,522,867
		$1,522,867

Medical Products --- 1.65%
254,641	Smith & Nephew PLC	2,321,938
15,150	Synthes Inc	1,753,533
		$4,075,471

Miscellaneous --- 0.68%
275,290	Brambles Ltd	1,672,131
		$1,672,131

Office Equipment & Supplies --- 2.21%
252,500	Konica Minolta Holdings Inc	2,474,896
39,960	Neopost SA	2,976,234
		$5,451,130

Oil & Gas --- 6.23%
766,870	BP PLC §	5,246,961
478	Inpex Corp	2,248,559
261,010	Royal Dutch Shell PLC	7,867,508
		$15,363,028

Pharmaceuticals --- 11.46%
57,668	Bayer AG	4,019,472
352,430	GlaxoSmithKline PLC	6,951,621
33,600	Hisamitsu Pharmaceutical Co Inc	1,369,624
6,490	Merck KGaA	544,987
44,890	Roche Holding AG	6,133,413
110,490	Sanofi-Aventis SA *	7,352,501
54,000	Santen Pharmaceutical Co Ltd	1,869,540
		$28,241,158

Printing & Publishing --- 0.34%
85,299	United Business Media Ltd	845,040
		$845,040

Real Estate --- 0.82%
169,751	Deutsche Wohnen AG §	2,019,545
		$2,019,545

Retail --- 1.61%
135,150	Daiei Inc §	552,909
314,589	Esprit Holdings Ltd	1,703,894
22,830	USS Co Ltd	1,707,748
		$3,964,551

Specialized Services --- 1.53%
81,954	Amadeus IT Holding SA §	1,505,110
120,300	Nomura Research Institute Ltd	2,260,994
		$3,766,104

Telephone & Telecommunications --- 7.77%
698,000	China Unicom Hong Kong Ltd	1,020,721
1,030	KDDI Corp	4,924,083
303,900	Koninklijke KPN NV	4,708,558
1,019,640	Telecom Italia SpA RSP	1,150,603
2,982,202	Vodafone Group PLC	7,358,133
		$19,162,098

Textiles --- 0.21%
126,000	Sanyo Shokai Ltd	526,531
		$526,531

Tobacco --- 4.17%
156,880	British American Tobacco PLC	5,862,484
1,030	Japan Tobacco Inc	3,432,023
36,840	Swedish Match AB	984,246
		$10,278,753

TOTAL COMMON STOCK --- 92.30%		$227,543,234
(Cost $220,813,338)

OPTIONS ON FUTURES

Par Value ($)		Value ($)

Options --- 0.19%

8,319,470	Euro Dollar Call, strike price 0.00833 EURO, expiration date August 2011	372,741
7,500,000	Euro Dollar Call, strike price 146.3 EURO, expiration date Novemver 2010 †	0
998,336,400	Japanese Yen Put, strike price 93.0 YEN, expiration date August 2011	107,450
1,088,100,000	Japanese Yen Put, strike price 97.5 YEN, expiration date November 2010	41

TOTAL OPTIONS ON FUTURES --- 0.19%		$480,232
(Cost $940,316)

PREFERRED STOCK

Shares		Value ($)

Household Goods --- 1.47%
67,340	Henkel AG & Co KGaA	3,616,672

TOTAL PREFERRED STOCK --- 1.47%		$3,616,672
(Cost $2,654,848)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

10,185,000	Federal Home Loan Bank	10,185,000
	0.01% October 1, 2010

TOTAL SHORT-TERM INVESTMENTS --- 4.13%		$10,185,000
(Cost $10,185,000)

SECURITIES LENDING COLLATERAL

Par Value ($)		Value ($)

9,383,445	Barclays Capital Inc	9,383,445
	Repurchase Agreement
	0.25% October 1, 2010

TOTAL SECURITIES LENDING COLLATERAL --- 3.81%		$9,383,445
(Cost $9,383,445)

OTHER ASSETS & LIABILITIES --- (1.90%)		$(4,682,306)

TOTAL NET ASSETS --- 100%		$246,526,277
(Cost $243,976,947)

Legend

*	A portion or all of the security is on loan at September 30, 2010.
GDR	Global Depositary Receipt
ADR	American Depositary Receipt
§	Non-income Producing Security
†	Security has no market value at September 30, 2010.

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used.  If the closing price is not available, the current bid will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign securities are valued at the closing price on the security’s primary exchange.  If the closing price is not available, the current bid will be used.  Foreign exchange rates are determined by utilizing the New York closing rates.

Independent pricing services are utilized when possible and approved by the Board of Directors.  In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented.  Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

For foreign equity securities, factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of the U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds.

Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value.  This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments.  The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs.  These may include quoted prices in markets that are not active or quoted prices for similar assets in active markets.  Valuations may also be based on inputs other than quoted prices that are observable for the asset, such as interest rates and yield curves.  Additional inputs may be used such as benchmark yields, reported trades, broker/dealer quotes, issuer spreads, prepayment speeds and benchmark securities.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of September 30, 2010, the inputs used to value the Portfolio’s investments were as follows:

Description	Level 1	Level 2	Level 3	Total
Assets
Common Stock
Aerospace & defense	$3,200,668	$-	$-	$3,200,668
Air freight	5,820,004	-	-	5,820,004
Broadcast/media	5,596,654	-	-	5,596,654
Building materials	5,139,164	-	-	5,139,164
Chemicals	6,924,665	-	-	6,924,665
Communications - equipment	4,173,609	-	-	4,173,609
Computer hardware &
systems	1,737,442	533,540	-	2,270,982
Containers	857,220	-	-	857,220
Cosmetics & personal care	3,250,876	-	-	3,250,876
Distributors	2,030,196	-	-	2,030,196
Electric companies	3,670,950	-	-	3,670,950
Electronic instruments &
equipment	6,370,021	-	-	6,370,021
Electronics - semiconductor	4,779,155	-	-	4,779,155
Financial services	4,770,467	-	-	4,770,467
Food & beverages	21,539,583	-	-	21,539,583
Foreign banks	16,724,414	-	-	16,724,414
Health care related	3,531,456	-	-	3,531,456
Household goods	9,088,144	-	-	9,088,144
Insurance related	14,057,884	-	-	14,057,884
Investment bank/brokerage
firm	2,539,449	-	-	2,539,449
Leisure & entertainment	1,202,313	-	-	1,202,313
Machinery	3,116,953	-	-	3,116,953
Manufacturing	1,522,867	-	-	1,522,867
Medical products	4,075,471	-	-	4,075,471
Miscellaneous	1,672,131	-	-	1,672,131
Office equipment & supplies	5,451,130	-	-	5,451,130
Oil & gas	15,363,028	-	-	15,363,028
Pharmaceuticals	28,241,158	-	-	28,241,158
Printing & publishing	845,040	-	-	845,040
Real estate	2,019,545	-	-	2,019,545
Retail	3,964,551	-	-	3,964,551
Specialized services	3,766,104	-	-	3,766,104
Telephone &
telecommunications	19,162,098	-	-	19,162,098
Textiles	526,531	-	-	526,531
Tobacco	10,278,753	-	-	10,278,753
Preferred Stock
Household goods	3,616,672	-	-	3,616,672
Short-term Investments	-	19,568,445	-	19,568,445
Other Financial Instruments*	-	480,232	-	480,232
Total	$230,626,365	$20,582,217	$-	$251,208,582

*Other financial instruments consist of options.  Options are reported at their market value as of September 30, 2010.

At September 30, 2010, the U.S. Federal income tax cost basis was $245,931,352.  The Maxim MFS International Value Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $21,352,738 and gross depreciation of securities in which there was an excess of tax cost over value of $16,075,507, resulting in net appreciation of $5,277,231.

Management determines the Portfolio's industry classifications using one or more widely recognized market indexes or ratings group indexes.  Industries are shown as a percent of total net assets.

MAXIM SERIES FUND, INC.

MAXIM MFS INTERNATIONAL VALUE PORTFOLIO
SUMMARY OF INVESTMENTS BY COUNTRY
SEPTEMBER 30, 2010

		% of Portfolio
Country	Values ($)	Investment
Australia	$1,672,131	0.66%
Bermuda	4,399,337	1.76%
European Community	372,741	0.15%
Finland	1,873,074	0.74%
France	21,070,491	8.39%
Germany	19,351,551	7.71%
Hong Kong	1,020,721	0.41%
Ireland	1,702,260	0.68%
Italy	3,272,590	1.31%
Japan	55,291,338	22.00%
Netherlands	18,789,027	7.47%
Norway	2,347,899	0.93%
Singapore	1,522,867	0.61%
South Korea	2,449,591	0.97%
Spain	1,505,110	0.60%
Sweden	5,798,084	2.31%
Switzerland	27,281,885	10.87%
Taiwan	4,600,546	1.83%
United Kingdom	55,565,362	22.11%
United States	21,321,978	8.49%
	$251,208,583	100.00%

MAXIM SERIES FUND, INC.

MAXIM S&P 500® INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2010
UNAUDITED

COMMON STOCK

Shares		Value ($)

Aerospace & Defense --- 2.66%
53,927	Boeing Co	3,588,303
27,787	General Dynamics Corp	1,745,302
9,317	Goodrich Corp	686,942
56,961	Honeywell International Inc	2,502,866
13,301	ITT Corp	622,886
8,390	L-3 Communications Holdings Inc	606,345
21,968	Lockheed Martin Corp	1,565,879
21,722	Northrop Grumman Corp	1,317,005
10,520	Precision Castparts Corp	1,339,722
27,478	Raytheon Co	1,256,019
11,399	Rockwell Collins Inc	663,992
68,433	United Technologies Corp	4,874,483
		$20,769,744

Agriculture --- 0.19%
46,338	Archer-Daniels-Midland Co	1,479,109
		$1,479,109

Air Freight --- 1.08%
11,992	CH Robinson Worldwide Inc	838,481
15,420	Expeditors International of Washington Inc	712,867
23,223	FedEx Corp	1,985,566
72,971	United Parcel Service Inc Class B	4,866,436
		$8,403,350

Airlines --- 0.09%
53,934	Southwest Airlines Co	704,917
		$704,917

Auto Parts & Equipment --- 0.22%
17,865	Goodyear Tire & Rubber Co *	192,049
49,775	Johnson Controls Inc	1,518,137
		$1,710,186

Automobiles --- 0.46%
253,535	Ford Motor Co *	3,103,268
17,126	Harley-Davidson Inc	487,064
		$3,590,332

Banks --- 2.67%
51,281	BB&T Corp	1,234,846
12,554	Comerica Inc	466,381
57,549	Fifth Third Bancorp	692,314
15,349	First Horizon National Corp	175,134
54,241	Huntington Bancshares Inc	307,546
63,850	KeyCorp	508,246
6,391	M&T Bank Corp	522,848
40,059	Marshall & Ilsley Corp	282,015
38,779	PNC Financial Services Group Inc	2,013,018
91,006	Regions Financial Corp	661,614
37,055	SunTrust Banks Inc	957,131
141,317	US Bancorp	3,055,274
385,158	Wells Fargo & Co ~	9,679,020
12,885	Zions Bancorp †	275,224
		$20,830,611

Biotechnology --- 1.72%
70,623	Amgen Inc *	3,892,034
17,515	Biogen Idec Inc *	982,942
33,925	Celgene Corp *	1,954,419
5,555	Cephalon Inc *	346,854
18,848	Genzyme Corp *	1,334,250
61,888	Gilead Sciences Inc *	2,203,832
13,643	Life Technologies Corp *	636,992
8,880	PerkinElmer Inc	205,483
29,590	Thermo Fisher Scientific Inc *	1,416,769
6,490	Waters Corp *	459,362
		$13,432,937

Broadcast/Media --- 2.84%
50,546	CBS Corp Class B	801,660
206,818	Comcast Corp Class A	3,739,269
63,927	DIRECTV Class A *	2,661,281
20,643	Discovery Communications Inc Class A *	899,003
36,165	Interpublic Group of Cos Inc *	362,735
168,249	News Corp Class A	2,197,332
22,190	Omnicom Group Inc	876,061
6,667	Scripps Networks Interactive Inc	317,216
26,273	Time Warner Cable Inc	1,418,479
82,937	Time Warner Inc	2,542,019
44,937	Viacom Inc Class B	1,626,270
140,873	Walt Disney Co	4,664,305
		$22,105,630

Building Materials --- 0.04%
27,183	Masco Corp	299,285
		$299,285

Chemicals --- 1.89%
15,722	Air Products & Chemicals Inc	1,302,096
5,414	Airgas Inc †	367,881
5,159	CF Industries Holdings Inc	492,684
85,577	Dow Chemical Co	2,349,944
5,341	Eastman Chemical Co	395,234
16,867	Ecolab Inc	855,832
66,837	EI du Pont de Nemours & Co	2,982,267
5,216	FMC Corp	356,827
5,903	International Flavors & Fragrances Inc	286,414
39,882	Monsanto Co	1,911,544
12,022	PPG Industries Inc	875,202
22,594	Praxair Inc	2,039,334
8,816	Sigma-Aldrich Corp †	532,310
		$14,747,569

Communications - Equipment --- 2.31%
420,353	Cisco Systems Inc * ~	9,205,731
9,724	Harris Corp	430,676
17,029	JDS Uniphase Corp *	210,989
38,486	Juniper Networks Inc *	1,168,050
172,537	Motorola Inc *	1,471,741
118,224	QUALCOMM Inc	5,334,267
27,792	Tellabs Inc	207,050
		$18,028,504

Computer Hardware & Systems --- 5.97%
67,211	Apple Inc * ~	19,071,121
124,157	Dell Inc *	1,609,075
151,384	EMC Corp *	3,074,609
166,965	Hewlett-Packard Co	7,024,218
92,814	International Business Machines Corp ~	12,450,070
5,889	Lexmark International Inc Class A *	262,767
26,413	NetApp Inc *	1,315,103
8,334	QLogic Corp *	147,012
17,341	SanDisk Corp *	635,548
12,591	Teradata Corp *	485,509
16,326	Western Digital Corp *	463,495
		$46,538,527

Computer Software & Services --- 5.61%
38,855	Adobe Systems Inc *	1,016,058
13,155	Akamai Technologies Inc *	660,118
16,668	Autodesk Inc *	532,876
13,404	BMC Software Inc *	542,594
28,826	CA Inc	608,805
13,857	Citrix Systems Inc *	945,602
16,615	Compuware Corp *	141,726
85,226	eBay Inc *	2,079,515
24,116	Electronic Arts Inc *	396,226
18,297	Google Inc Class A * ~	9,620,380
20,556	Intuit Inc *	900,558
10,816	McAfee Inc *	511,164
560,323	Microsoft Corp ~	13,722,310
26,694	Novell Inc *	159,363
284,896	Oracle Corp	7,649,458
13,449	Red Hat Inc *	551,409
8,660	Salesforce.com Inc *	968,188
57,748	Symantec Corp *	876,037
12,937	VeriSign Inc *	410,620
99,701	Yahoo! Inc *	1,412,763
		$43,705,770

Conglomerates --- 2.45%
52,532	3M Co	4,555,050
786,702	General Electric Co ~	12,783,907
19,511	Textron Inc †	401,146
36,800	Tyco International Ltd	1,351,664
		$19,091,767

Containers --- 0.20%
6,786	Ball Corp	399,356
7,871	Bemis Co Inc	249,904
11,338	Owens-Illinois Inc *	318,144
9,816	Pactiv Corp *	323,732
11,550	Sealed Air Corp	259,644
		$1,550,780

Cosmetics & Personal Care --- 0.31%
31,784	Avon Products Inc	1,020,584
8,508	Estee Lauder Cos Inc Class A	537,961
15,180	Mead Johnson Nutrition Co	863,894
		$2,422,439

Distributors --- 0.21%
10,568	Fastenal Co †	562,112
11,832	Genuine Parts Co	527,589
4,334	WW Grainger Inc	516,223
		$1,605,924

Electric Companies --- 1.92%
12,205	Allegheny Energy Inc	299,267
35,467	American Electric Power Co Inc	1,284,970
97,406	Duke Energy Corp	1,725,060
23,550	Edison International	809,885
13,838	Entergy Corp	1,059,022
48,788	Exelon Corp	2,077,393
22,032	FirstEnergy Corp	849,113
30,721	NextEra Energy Inc	1,670,915
12,941	Northeast Utilities	382,665
16,129	Pepco Holdings Inc	299,999
8,008	Pinnacle West Capital Corp	330,490
34,668	PPL Corp	944,010
21,017	Progress Energy Inc	933,575
61,294	Southern Co	2,282,589
		$14,948,953

Electronic Instruments & Equipment --- 1.08%
25,717	Agilent Technologies Inc *	858,176
12,331	Amphenol Corp Class A	603,972
115,276	Corning Inc	2,107,245
55,479	Emerson Electric Co	2,921,524
3,867	First Solar Inc * †	569,803
11,361	FLIR Systems Inc *	291,978
10,343	Rockwell Automation Inc	638,473
6,699	Roper Industries Inc	436,641
		$8,427,812

Electronics - Semiconductor --- 2.31%
40,564	Advanced Micro Devices Inc *	288,410
22,857	Altera Corp	689,367
22,176	Analog Devices Inc	695,883
98,936	Applied Materials Inc	1,155,572
33,181	Broadcom Corp Class A	1,174,275
409,878	Intel Corp ~	7,881,954
12,520	KLA-Tencor Corp	441,080
16,280	Linear Technology Corp	500,284
47,585	LSI Corp *	216,988
16,230	MEMC Electronic Materials Inc * †	193,462
13,244	Microchip Technology Inc †	416,524
64,409	Micron Technology Inc *	464,389
17,793	National Semiconductor Corp	227,217
7,276	Novellus Systems Inc *	193,396
40,819	NVIDIA Corp *	476,766
11,364	Teradyne Inc *	126,595
88,190	Texas Instruments Inc	2,393,477
18,999	Xilinx Inc	505,563
		$18,041,202

Engineering & Construction --- 0.21%
12,952	Fluor Corp †	641,513
9,230	Jacobs Engineering Group Inc *	357,201
15,114	Quanta Services Inc *	288,375
9,108	Vulcan Materials Co †	336,267
		$1,623,356

Financial Services --- 5.01%
738,452	Bank of America Corp ~	9,681,106
89,575	Bank of New York Mellon Corp	2,340,595
1,749,113	Citigroup Inc *	6,821,541
4,971	CME Group Inc	1,294,697
7,137	Federated Investors Inc Class B †	162,438
10,664	Franklin Resources Inc	1,139,982
5,547	IntercontinentalExchange Inc *	580,882
34,779	Invesco Ltd	738,358
12,701	Janus Capital Group Inc	139,076
291,787	JPMorgan Chase & Co ~	11,108,331
11,789	Legg Mason Inc	357,324
14,874	Leucadia National Corp	351,324
14,628	Moody's Corp †	365,407
10,826	NASDAQ OMX Group Inc *	210,349
17,479	Northern Trust Corp	843,187
18,932	NYSE Euronext	540,887
37,100	State Street Corp	1,397,186
19,001	T Rowe Price Group Inc	951,285
		$39,023,955

Food & Beverages --- 5.83%
7,891	Brown-Forman Corp Class B	486,401
13,893	Campbell Soup Co	496,675
169,971	Coca-Cola Co ~	9,946,703
24,647	Coca-Cola Enterprises Inc	764,057
31,556	ConAgra Foods Inc	692,339
13,252	Constellation Brands Inc Class A *	234,428
32,418	Costco Wholesale Corp	2,090,637
12,015	Dean Foods Co *	122,673
17,439	Dr Pepper Snapple Group Inc	619,433
47,439	General Mills Inc	1,733,421
11,194	Hershey Co	532,722
23,570	HJ Heinz Co	1,116,511
4,826	Hormel Foods Corp	215,240
8,644	JM Smucker Co	523,221
18,722	Kellogg Co	945,648
128,501	Kraft Foods Inc Class A	3,965,541
46,665	Kroger Co	1,010,764
9,476	McCormick & Co Inc	398,371
11,451	Molson Coors Brewing Co Class B	540,716
117,113	PepsiCo Inc	7,780,988
27,619	Safeway Inc	584,418
47,920	Sara Lee Corp	643,566
14,094	SUPERVALU Inc	162,504
42,665	Sysco Corp	1,216,806
21,816	Tyson Foods Inc Class A	349,492
147,231	Wal-Mart Stores Inc ~	7,879,803
10,699	Whole Foods Market Inc *	397,040
		$45,450,118

Gold, Metals & Mining --- 1.12%
8,607	AK Steel Holding Corp	118,863
75,769	Alcoa Inc	917,562
7,047	Allegheny Technologies Inc †	327,333
9,626	Cliffs Natural Resources Inc	615,294
34,687	Freeport-McMoRan Copper & Gold Inc	2,961,923
36,330	Newmont Mining Corp	2,281,887
23,403	Nucor Corp	893,995
6,705	Titanium Metals Corp *	133,832
10,792	United States Steel Corp †	473,121
		$8,723,810

Health Care Related --- 2.03%
30,945	Aetna Inc	978,172
19,788	AmerisourceBergen Corp	606,700
26,173	Cardinal Health Inc	864,756
5,091	Cerner Corp * †	427,593
19,636	CIGNA Corp	702,576
10,910	Coventry Health Care Inc *	234,892
7,543	DaVita Inc *	520,693
39,472	Express Scripts Inc *	1,922,286
12,331	Humana Inc *	619,510
7,699	Laboratory Corp of America Holdings *	603,833
19,149	McKesson Corp	1,183,025
32,046	Medco Health Solutions Inc *	1,668,315
7,441	Patterson Cos Inc	213,185
10,760	Quest Diagnostics Inc	543,057
34,742	Tenet Healthcare Corp *	163,982
82,898	UnitedHealth Group Inc	2,910,549
29,535	WellPoint Inc *	1,672,862
		$15,835,986

Homebuilding --- 0.08%
21,426	DR Horton Inc	238,257
11,120	Lennar Corp Class A	171,026
24,145	Pulte Group Inc *	211,510
		$620,793

Hotels/Motels --- 0.39%
32,171	Carnival Corp	1,229,254
20,555	Marriott International Inc Class A	736,486
14,123	Starwood Hotels & Resorts Worldwide Inc	742,163
12,930	Wyndham Worldwide Corp	355,187
		$3,063,090

Household Goods --- 2.61%
9,990	Clorox Co	666,932
35,838	Colgate-Palmolive Co	2,754,509
11,056	Fortune Brands Inc	544,287
4,562	Harman International Industries Inc *	152,417
29,801	Kimberly-Clark Corp	1,938,555
11,093	Leggett & Platt Inc	252,477
19,963	Newell Rubbermaid Inc	355,541
208,868	Procter & Gamble Co ~	12,525,814
11,897	Stanley Black & Decker Inc	729,048
5,466	Whirlpool Corp	442,527
		$20,362,107

Independent Power Producer --- 0.18%
48,494	AES Corp *	550,407
14,663	Constellation Energy Group Inc	472,735
19,049	NRG Energy Inc *	396,600
		$1,419,742

Insurance Related --- 3.98%
25,100	ACE Ltd	1,462,075
34,766	Aflac Inc	1,797,750
39,812	Allstate Corp	1,256,069
9,660	American International Group Inc * †	377,706
20,030	Aon Corp	783,373
7,693	Assurant Inc	313,105
127,308	Berkshire Hathaway Inc Class B * ~	10,525,825
23,263	Chubb Corp	1,325,758
11,690	Cincinnati Financial Corp †	337,257
36,811	Genworth Financial Inc *	449,830
33,008	Hartford Financial Services Group Inc	757,534
23,714	Lincoln National Corp	567,239
23,050	Loews Corp	873,595
40,205	Marsh & McLennan Cos Inc	969,745
66,862	MetLife Inc	2,570,844
23,188	Principal Financial Group Inc	601,033
48,401	Progressive Corp	1,010,129
34,479	Prudential Financial Inc	1,868,072
6,103	Torchmark Corp	324,313
34,705	Travelers Cos Inc	1,808,130
24,164	Unum Group	535,233
24,861	XL Group PLC	538,489
		$31,053,104

Investment Bank/Brokerage Firm --- 1.30%
18,484	Ameriprise Financial Inc	874,848
73,416	Charles Schwab Corp	1,020,483
13,402	E*Trade Financial Corp *	194,865
37,969	Goldman Sachs Group Inc	5,489,558
103,018	Morgan Stanley	2,542,484
		$10,122,238

Leisure & Entertainment --- 0.24%
10,518	Hasbro Inc	468,156
22,006	International Game Technology	317,987
26,442	Mattel Inc	620,329
5,406	Wynn Resorts Ltd	469,079
		$1,875,551

Machinery --- 1.97%
46,467	Caterpillar Inc	3,656,024
14,471	Cummins Inc	1,310,783
39,540	Danaher Corp	1,605,719
31,274	Deere & Co	2,182,300
13,528	Dover Corp	706,297
12,434	Eaton Corp	1,025,681
4,123	Flowserve Corp	451,139
37,191	Illinois Tool Works Inc	1,748,721
26,970	PACCAR Inc	1,298,605
8,652	Pall Corp	360,269
11,652	Parker Hannifin Corp	816,339
4,365	Snap-on Inc	203,016
		$15,364,893

Manufacturing --- 0.06%
15,089	Jabil Circuit Inc	217,432
10,577	Molex Inc †	221,377
		$438,809

Medical Products --- 1.66%
43,141	Baxter International Inc	2,058,257
16,829	Becton Dickinson & Co	1,247,029
109,899	Boston Scientific Corp *	673,681
13,713	CareFusion Corp *	340,631
7,019	CR Bard Inc	571,557
10,195	DENTSPLY International Inc	325,934
12,439	Hospira Inc *	709,147
2,919	Intuitive Surgical Inc *	828,237
79,643	Medtronic Inc	2,674,412
24,281	St Jude Medical Inc *	955,215
25,261	Stryker Corp	1,264,313
9,123	Varian Medical Systems Inc *	551,941
14,654	Zimmer Holdings Inc *	766,844
		$12,967,198

Miscellaneous --- 0.11%
9,556	Cintas Corp	263,268
3,481	Dun & Bradstreet Corp	258,081
14,455	Iron Mountain Inc	322,925
		$844,274

Office Equipment & Supplies --- 0.21%
7,542	Avery Dennison Corp	279,959
15,359	Pitney Bowes Inc	328,375
102,445	Xerox Corp	1,060,306
		$1,668,640

Oil & Gas --- 10.62%
36,534	Anadarko Petroleum Corp	2,084,265
26,868	Apache Corp	2,626,616
31,890	Baker Hughes Inc	1,358,514
6,949	Cabot Oil & Gas Corp	209,234
18,000	Cameron International Corp *	773,280
48,470	Chesapeake Energy Corp	1,097,845
147,956	Chevron Corp ~	11,991,834
109,222	ConocoPhillips	6,272,619
16,907	Consol Energy Inc	624,883
29,030	Denbury Resources Inc *	461,287
32,111	Devon Energy Corp	2,078,866
4,768	Diamond Offshore Drilling Inc †	323,127
50,997	El Paso Corp	631,343
18,727	EOG Resources Inc	1,741,049
374,580	Exxon Mobil Corp ~	23,145,297
8,816	FMC Technologies Inc * †	602,045
67,224	Halliburton Co	2,223,098
7,280	Helmerich & Payne Inc	294,549
21,630	Hess Corp	1,278,766
52,425	Marathon Oil Corp	1,735,267
7,447	Massey Energy Co	231,006
14,230	Murphy Oil Corp	881,122
20,401	Nabors Industries Ltd *	368,442
31,000	National-Oilwell Varco Inc	1,378,570
12,956	Noble Energy Inc	972,866
59,832	Occidental Petroleum Corp	4,684,846
19,953	Peabody Energy Corp	977,896
8,252	Pioneer Natural Resources Co	536,628
12,875	QEP Resources Inc	388,052
11,606	Range Resources Corp	442,537
8,559	Rowan Cos Inc *	259,851
100,612	Schlumberger Ltd	6,198,705
25,689	Southwestern Energy Co *	859,040
48,001	Spectra Energy Corp	1,082,423
8,492	Sunoco Inc	309,958
10,898	Tesoro Corp	145,597
40,939	Valero Energy Corp	716,842
43,401	Williams Cos Inc	829,393
		$82,817,558

Paper & Forest Products --- 0.21%
32,485	International Paper Co	706,549
12,672	MeadWestvaco Corp	308,943
40,072	Weyerhaeuser Co	631,535
		$1,647,027

Personal Loans --- 0.72%
77,158	American Express Co	3,242,951
33,786	Capital One Financial Corp	1,336,236
39,414	Discover Financial Services	657,426
34,722	SLM Corp *	401,039
		$5,637,652

Pharmaceuticals --- 5.93%
113,695	Abbott Laboratories	5,939,427
22,730	Allergan Inc	1,512,227
126,385	Bristol-Myers Squibb Co	3,426,297
74,836	Eli Lilly & Co	2,733,759
20,738	Forest Laboratories Inc *	641,426
202,687	Johnson & Johnson ~	12,558,487
16,441	King Pharmaceuticals Inc *	163,753
226,536	Merck & Co Inc ~	8,338,790
22,688	Mylan Inc * †	426,761
591,583	Pfizer Inc ~	10,157,480
7,684	Watson Pharmaceuticals Inc *	325,110
		$46,223,517

Photography/Imaging --- 0.01%
21,125	Eastman Kodak Co * †	88,725
		$88,725

Pollution Control --- 0.31%
22,989	Republic Services Inc	700,935
6,046	Stericycle Inc *	420,076
35,327	Waste Management Inc	1,262,587
		$2,383,598

Printing & Publishing --- 0.20%
17,832	Gannett Co Inc	218,085
22,846	McGraw-Hill Cos Inc	755,289
2,835	Meredith Corp †	94,434
9,185	New York Times Co Class A *	71,092
15,706	RR Donnelley & Sons Co	266,374
398	Washington Post Co Class B †	158,965
		$1,564,239

Railroads --- 0.79%
28,058	CSX Corp	1,552,168
27,237	Norfolk Southern Corp	1,620,874
36,685	Union Pacific Corp	3,000,833
		$6,173,875

Real Estate --- 1.40%
8,821	Apartment Investment & Management Co Class A REIT	188,593
6,331	AvalonBay Communities Inc REIT	657,981
10,334	Boston Properties Inc REIT	858,962
20,773	CB Richard Ellis Group Inc Class A *	379,730
20,996	Equity Residential REIT	998,780
22,412	HCP Inc REIT	806,384
8,863	Health Care Inc REIT	419,574
48,921	Host Hotels & Resorts Inc REIT	708,376
28,927	Kimco Realty Corp REIT	455,600
12,140	Plum Creek Timber Co Inc REIT	428,542
35,029	ProLogis REIT	412,642
10,331	Public Storage REIT	1,002,520
21,612	Simon Property Group Inc REIT	2,004,297
11,368	Ventas Inc REIT	586,248
12,018	Vornado Realty Trust REIT	1,027,883
		$10,936,112

Restaurants --- 1.18%
10,028	Darden Restaurants Inc	428,998
78,373	McDonald's Corp	5,839,572
53,724	Starbucks Corp	1,374,260
34,507	Yum! Brands Inc	1,589,392
		$9,232,222

Retail --- 4.30%
6,589	Abercrombie & Fitch Co	259,079
26,067	Amazon.com Inc *	4,094,083
4,778	AutoNation Inc *	111,089
2,126	AutoZone Inc *	486,663
19,050	Bed Bath & Beyond Inc *	826,961
25,648	Best Buy Co Inc	1,047,208
5,436	Big Lots Inc *	180,747
15,984	CarMax Inc *	445,314
100,135	CVS Caremark Corp	3,151,248
15,642	Expedia Inc	441,261
9,327	Family Dollar Stores Inc	411,880
11,465	GameStop Corp Class A *	225,975
32,730	Gap Inc	610,087
122,716	Home Depot Inc	3,887,643
17,756	JC Penney Co Inc	482,608
22,797	Kohl's Corp *	1,200,946
19,607	Limited Brands Inc	525,075
103,553	Lowe's Cos Inc	2,308,196
30,581	Macy's Inc	706,115
12,115	Nordstrom Inc	450,678
17,388	Office Depot Inc *	79,985
9,833	O'Reilly Automotive Inc *	523,116
3,580	priceline.com Inc *	1,247,057
8,227	RadioShack Corp	175,482
8,520	Ross Stores Inc	465,362
3,237	Sears Holdings Corp * †	233,517
6,569	Sherwin-Williams Co	493,595
54,080	Staples Inc	1,131,354
53,195	Target Corp	2,842,741
9,090	Tiffany & Co	427,139
29,424	TJX Cos Inc	1,313,193
9,642	Urban Outfitters Inc *	303,145
71,828	Walgreen Co	2,406,238
		$33,494,780

Savings & Loans --- 0.10%
37,746	Hudson City Bancorp Inc	462,766
26,793	People's United Financial Inc	350,720
		$813,486

Shoes --- 0.29%
28,514	NIKE Inc Class B	2,285,112
		$2,285,112

Specialized Services --- 1.62%
9,536	Apollo Group Inc Class A *	489,674
36,248	Automatic Data Processing Inc	1,523,503
22,247	Cognizant Technology Solutions Corp Class A *	1,434,264
11,209	Computer Sciences Corp	515,614
4,493	DeVry Inc	221,100
9,389	Equifax Inc	292,937
19,099	Fidelity National Information Services Inc	518,156
11,235	Fiserv Inc *	604,668
23,018	H&R Block Inc	298,083
7,156	Mastercard Inc Class A	1,602,944
8,047	Monster Worldwide Inc *	104,289
23,310	Paychex Inc	640,792
10,122	Robert Half International Inc	263,172
20,856	SAIC Inc *	333,279
14,321	Total System Services Inc	218,252
36,655	Visa Inc Class A	2,722,000
47,613	Western Union Co	841,322
		$12,624,049

Telephone & Telecommunications --- 3.16%
29,077	American Tower Corp Class A *	1,490,487
434,820	AT&T Inc ~	12,435,852
22,363	CenturyTel Inc	882,444
74,257	Frontier Communications Corp	606,680
19,925	MetroPCS Communications Inc *	208,415
124,685	Qwest Communications International Inc	781,775
221,128	Sprint Nextel Corp *	1,023,823
208,118	Verizon Communications Inc	6,782,566
35,152	Windstream Corp	432,018
		$24,644,060

Textiles --- 0.24%
22,053	Coach Inc	947,397
4,702	Polo Ralph Lauren Corp	422,522
6,120	VF Corp	495,842
		$1,865,761

Tobacco --- 1.65%
153,578	Altria Group Inc	3,688,944
11,044	Lorillard Inc	886,944
134,927	Philip Morris International Inc	7,558,610
12,234	Reynolds American Inc	726,577
		$12,861,075

Transportation --- 0.02%
3,447	Ryder System Inc	147,428
		$147,428

Utilities --- 1.50%
16,995	Ameren Corp	482,658
31,706	CenterPoint Energy Inc	498,418
17,010	CMS Energy Corp †	306,520
20,941	Consolidated Edison Inc †	1,009,775
42,915	Dominion Resources Inc	1,873,669
12,642	DTE Energy Co	580,647
10,599	EQT Corp	382,200
5,545	Integrys Energy Group Inc	288,673
3,460	Nicor Inc	158,537
19,890	NiSource Inc	346,086
7,837	Oneok Inc	352,978
28,904	PG&E Corp	1,312,820
37,445	Public Service Enterprise Group Inc	1,238,681
8,137	SCANA Corp	328,084
18,370	Sempra Energy	988,306
15,534	TECO Energy Inc	269,049
8,490	Wisconsin Energy Corp	490,722
34,131	Xcel Energy Inc	783,989
		$11,691,812

TOTAL COMMON STOCK --- 97.47%		$760,025,100
(Cost $751,241,133)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

16,496,000	Federal Home Loan Bank	16,496,000
	0.01% October 1, 2010
2,535,000	United States of America	2,534,199
	0.14% December 23, 2010

TOTAL SHORT-TERM INVESTMENTS --- 2.44%		$19,030,199
(Cost $19,030,222)

SECURITIES LENDING COLLATERAL

Par Value ($)		Value ($)

1,328,859	Bank of America LLC	1,328,860
	Repurchase Agreement
	0.30% October 1, 2010
1,328,859	BNP Paribas Securities Corp	1,328,859
	Repurchase Agreement
	0.28% October 1, 2010
1,291,298	Barclays Capital Inc	1,291,298
	Repurchase Agreement
	0.25% October 1, 2010
1,126,840	Household Bank Securities Inc	1,126,840
	Repurchase Agreement
	0.28% October 1, 2010

TOTAL SECURITIES LENDING COLLATERAL --- 0.65%		$5,075,857
(Cost $5,075,857)

OTHER ASSETS & LIABILITIES --- (0.56%)		$(4,406,916)

TOTAL NET ASSETS --- 100%		$779,724,240
(Cost $775,347,212)

Legend

*	Non-income Producing Security
†	A portion or all of the security is on loan at September 30, 2010.
~	Collateral or Segregated Assets for Futures
REIT	Real Estate Investment Trust

At September 30, 2010, the Portfolio had the following outstanding future contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
S&P 500® Emini Long Futures	350	$19,892,250	Dec 2010	$299,267

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used.  If the closing price is not available, the current bid will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Independent pricing services are utilized when possible and approved by the Board of Directors.  In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented.  Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value.  This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments.  The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs.  These may include quoted prices in markets that are not active or quoted prices for similar assets in active markets.  Valuations may also be based on inputs other than quoted prices that are observable for the asset, such as interest rates and yield curves.  Additional inputs may be used such as benchmark yields, reported trades, broker/dealer quotes, issuer spreads, prepayment speeds and benchmark securities.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of September 30, 2010, the inputs used to value the Portfolio’s investments were as follows:

Description	Level 1	Level 2	Level 3	Total
Assets
Common Stock
Aerospace & defense	$20,769,744	$-	$-	$20,769,744
Agriculture	1,479,109	-	-	1,479,109
Air freight	8,403,350	-	-	8,403,350
Airlines	704,917	-	-	704,917
Auto parts & equipment	1,710,186	-	-	1,710,186
Automobiles	3,590,332	-	-	3,590,332
Banks	20,830,611	-	-	20,830,611
Biotechnology	13,432,937	-	-	13,432,937
Broadcast/media	22,105,630	-	-	22,105,630
Building materials	299,285	-	-	299,285
Chemicals	14,747,569	-	-	14,747,569
Communications - equipment	18,028,504	-	-	18,028,504
Computer hardware &
systems	46,538,527	-	-	46,538,527
Computer software &
services	43,705,770	-	-	43,705,770
Conglomerates	19,091,767	-	-	19,091,767
Containers	1,550,780	-	-	1,550,780
Cosmetics & personal care	2,422,439	-	-	2,422,439
Distributors	1,605,924	-	-	1,605,924
Electric companies	14,948,953	-	-	14,948,953
Electronic instruments &
equipment	8,427,812	-	-	8,427,812
Electronics - semiconductor	18,041,202	-	-	18,041,202
Engineering & construction	1,623,356	-	-	1,623,356
Financial services	39,023,955	-	-	39,023,955
Food & beverages	45,450,118	-	-	45,450,118
Gold, metals & mining	8,723,810	-	-	8,723,810
Health care related	15,835,986	-	-	15,835,986
Homebuilding	620,793	-	-	620,793
Hotels/motels	3,063,090	-	-	3,063,090
Household goods	20,362,107	-	-	20,362,107
Independent power producer	1,419,742	-	-	1,419,742
Insurance related	31,053,104	-	-	31,053,104
Investment bank/brokerage
firm	10,122,238	-	-	10,122,238
Leisure & entertainment	1,875,551	-	-	1,875,551
Machinery	15,364,893	-	-	15,364,893
Manufacturing	438,809	-	-	438,809
Medical products	12,967,198	-	-	12,967,198
Miscellaneous	844,274	-	-	844,274
Office equipment & supplies	1,668,640	-	-	1,668,640
Oil & gas	82,817,558	-	-	82,817,558
Paper & forest products	1,647,027	-	-	1,647,027
Personal loans	5,637,652	-	-	5,637,652
Pharmaceuticals	46,223,517	-	-	46,223,517
Photography/imaging	88,725	-	-	88,725
Pollution control	2,383,598	-	-	2,383,598
Printing & publishing	1,564,239	-	-	1,564,239
Railroads	6,173,875	-	-	6,173,875
Real estate	10,936,112	-	-	10,936,112
Restaurants	9,232,222	-	-	9,232,222
Retail	33,494,780	-	-	33,494,780
Savings & loans	813,486	-	-	813,486
Shoes	2,285,112	-	-	2,285,112
Specialized services	12,624,049	-	-	12,624,049
Telephone &
telecommunications	24,644,060	-	-	24,644,060
Textiles	1,865,761	-	-	1,865,761
Tobacco	12,861,075	-	-	12,861,075
Transportation	147,428	-	-	147,428
Utilities	11,691,812	-	-	11,691,812
Short-term Investments	-	24,106,056	-	24,106,056
Total Assets	760,025,100	24,106,056	-	784,131,156
Liabilities
Other Financial Instruments*	91,125	-	-	91,125
Total Liabilities	91,125	-	-	91,125
Total	$759,933,975	$24,106,056	$-	$784,040,031

*Other financial instruments include futures.  Futures are reported at their variation margin as of September 30, 2010.

At September 30, 2010, the U.S. Federal income tax cost basis was $781,691,382.  The Maxim S&P 500® Index Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $115,240,659 and gross depreciation of securities in which there was an excess of tax cost over value of $112,800,884, resulting in net appreciation of $2,439,775.

Management determines the Portfolio's industry classifications using one or more widely recognized market indexes or ratings group indexes.  Industries are shown as a percent of total net assets.

MAXIM SERIES FUND, INC.

MAXIM MIDCAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2010
UNAUDITED

COMMON STOCK

Shares		Value ($)

Aerospace & Defense --- 0.44%
3,221	L-3 Communications Holdings Inc	232,782
8,268	Rockwell Collins Inc	481,611
		$714,393

Agriculture --- 0.35%
7,349	Bunge Ltd	434,766
3,695	Corn Products International Inc	138,563
		$573,329

Air Freight --- 0.47%
47,961	UTI Worldwide Inc	771,213
		$771,213

Airlines --- 0.95%
13,884	Alaska Air Group Inc *	708,501
11,669	Copa Holdings SA Class A	629,076
32,447	JetBlue Airways Corp *	217,070
		$1,554,647

Auto Parts & Equipment --- 1.50%
21,104	Autoliv Inc	1,378,724
9,061	BorgWarner Inc *	476,790
16,924	Federal Mogul Corp *	320,033
6,701	TRW Automotive Holdings Corp *	278,494
		$2,454,041

Banks --- 4.91%
31,777	Comerica Inc	1,180,516
110,582	Fifth Third Bancorp	1,330,301
818	First Citizens BancShares Inc Class A	151,551
77,083	Fulton Financial Corp	698,372
52,585	KeyCorp	418,577
8,843	M&T Bank Corp	723,446
189,217	Popular Inc *	548,729
69,390	Regions Financial Corp	504,465
84,420	SunTrust Banks Inc	2,180,569
20,012	TCF Financial Corp	323,994
		$8,060,520

Biotechnology --- 0.55%
725	Bio-Rad Laboratories Inc Class A *	65,620
9,925	Cephalon Inc *	619,717
12,713	Myriad Genetics Inc *	208,620
		$893,957

Broadcast/Media --- 2.73%
7,520	Cablevision Systems Corp NY Group	196,949
71,016	CBS Corp Class B	1,126,314
9,426	Clear Channel Outdoor Holdings Inc Class A *	107,739
105,651	DISH Network Corp Class A	2,024,273
5,055	Liberty Media Corp - Starz Series A *	327,968
9,992	Scripps Networks Interactive Inc	475,419
9,578	Virgin Media Inc	220,486
		$4,479,148

Building Materials --- 0.43%
16,999	Armstrong World Industries Inc *	705,628
		$705,628

Chemicals --- 2.80%
6,586	Ashland Inc	321,199
12,450	Cabot Corp	405,497
14,476	Cytec Industries Inc	816,157
21,071	Eastman Chemical Co	1,559,254
87,797	Huntsman Corp	1,014,933
9,217	Scotts Miracle-Gro Co Class A	476,795
		$4,593,835

Communications - Equipment --- 0.44%
18,095	EchoStar Corp Class A *	345,253
49,758	Tellabs Inc	370,697
		$715,950

Computer Hardware & Systems --- 0.94%
4,097	Lexmark International Inc Class A *	182,808
36,891	Seagate Technology PLC *	434,576
20,153	Teradata Corp *	777,100
4,939	Western Digital Corp *	140,218
		$1,534,702

Computer Software & Services --- 1.01%
13,886	AOL Inc *	343,679
1,257	McAfee Inc *	59,406
38,822	Novell Inc *	231,767
2,199	Salesforce.com Inc *	245,848
17,250	Synopsys Inc *	427,282
11,009	VeriSign Inc *	349,426
		$1,657,408

Conglomerates --- 0.18%
9,591	Carlisle Cos Inc	287,250
		$287,250

Containers --- 0.92%
3,434	AptarGroup Inc	156,831
39,120	Packaging Corp of America	906,410
13,521	Sonoco Products Co	452,142
		$1,515,383

Cosmetics & Personal Care --- 0.18%
5,295	NBTY Inc *	291,119
		$291,119

Distributors --- 0.26%
3,518	Genuine Parts Co	156,868
1,773	MSC Industrial Direct Co Inc Class A	95,813
4,617	WESCO International Inc *	181,401
		$434,082

Electric Companies --- 3.79%
19,107	DPL Inc	499,266
44,689	Edison International	1,536,855
17,864	FirstEnergy Corp	688,479
7,136	Great Plains Energy Inc	134,870
12,256	Northeast Utilities	362,410
16,063	NV Energy Inc	211,228
34,910	Pinnacle West Capital Corp	1,440,736
10,067	PNM Resources Inc	114,663
22,223	PPL Corp	605,132
10,304	Progress Energy Inc	457,704
6,497	Westar Energy Inc	157,422
		$6,208,765

Electronic Instruments & Equipment --- 2.79%
14,978	Arrow Electronics Inc *	400,362
12,481	Avnet Inc *	337,112
8,431	General Cable Corp *	228,649
54,392	Ingram Micro Inc Class A *	917,049
7,711	National Instruments Corp	251,841
22,309	Rockwell Automation Inc	1,377,135
8,419	Tech Data Corp *	339,286
66,883	Vishay Intertechnology Inc *	647,427
4,777	Vishay Precision Group Inc *	74,569
		$4,573,430

Electronics - Semiconductor --- 1.39%
44,462	Advanced Micro Devices Inc *	316,125
23,896	Fairchild Semiconductor International Inc *	224,622
136,621	Integrated Device Technology Inc *	799,233
30,376	LSI Corp *	138,515
111,335	Micron Technology Inc *	802,725
		$2,281,220

Engineering & Construction --- 0.46%
4,580	Fluor Corp	226,847
13,678	URS Corp *	519,491
		$746,338

Financial Services --- 2.27%
23,996	CIT Group Inc *	979,517
31,987	Federated Investors Inc Class B	728,024
8,756	Legg Mason Inc	265,394
22,683	Moody's Corp	566,621
28,052	SEI Investments Co	570,578
12,081	T Rowe Price Group Inc	604,835
		$3,714,969

Food & Beverages --- 4.08%
12,131	Campbell Soup Co	433,683
24,277	ConAgra Foods Inc	532,637
6,851	Dr Pepper Snapple Group Inc	243,348
4,571	Flowers Foods Inc	113,544
13,760	Hansen Natural Corp *	641,491
41,561	Hormel Foods Corp	1,853,621
5,514	Lancaster Colony Corp	261,915
3,238	Molson Coors Brewing Co Class B	152,898
20,533	Safeway Inc	434,478
126,498	Tyson Foods Inc Class A	2,026,498
		$6,694,113

Gold, Metals & Mining --- 1.00%
30,442	Reliance Steel & Aluminum Co	1,264,256
4,676	Schnitzer Steel Industries Inc Class A	225,757
7,837	Titanium Metals Corp *	156,427
		$1,646,440

Health Care Related --- 2.34%
56,595	Coventry Health Care Inc *	1,218,490
35,920	Health Net Inc *	976,665
32,526	Humana Inc *	1,634,106
		$3,829,261

Hotels/Motels --- 0.29%
13,155	Choice Hotels International Inc	479,631
		$479,631

Household Goods --- 3.10%
24,910	Garmin Ltd	756,019
17,908	Harman International Industries Inc *	598,306
50,362	Leggett & Platt Inc	1,146,239
29,544	Mohawk Industries Inc *	1,574,696
12,364	Whirlpool Corp	1,000,989
		$5,076,249

Independent Power Producer --- 1.21%
13,350	Constellation Energy Group Inc	430,404
37,465	Mirant Corp *	373,151
56,610	NRG Energy Inc *	1,178,621
		$1,982,176

Insurance Related --- 8.78%
11,924	American International Group Inc *	466,228
4,113	American National Insurance Co	312,465
5,388	Aon Corp	210,725
49,228	Aspen Insurance Holdings Ltd	1,490,624
30,164	Assurant Inc	1,227,675
10,931	Axis Capital Holdings Ltd	360,067
29,107	CNA Financial Corp *	814,705
12,006	Endurance Specialty Holdings Ltd	477,839
28,651	Fidelity National Financial Inc	450,107
7,990	Genworth Financial Inc *	97,638
15,794	Hartford Financial Services Group Inc	362,472
28,158	Lincoln National Corp	673,539
16,857	Marsh & McLennan Cos Inc	406,591
11,409	MBIA Inc *	114,660
9,311	Mercury General Corp	380,541
46,174	Old Republic International Corp	639,510
6,763	OneBeacon Insurance Group Ltd	96,643
26,854	Progressive Corp	560,443
24,683	Protective Life Corp	537,102
9,704	RenaissanceRe Holdings Ltd	581,852
10,501	Unitrin Inc	256,119
96,364	Unum Group	2,134,464
4,240	White Mountains Insurance Group Ltd	1,307,870
7,002	WR Berkley Corp	189,544
11,938	XL Group PLC	258,577
		$14,408,000

Investment Bank/Brokerage Firm --- 0.31%
10,780	Ameriprise Financial Inc	510,217
		$510,217

Leisure & Entertainment --- 0.15%
19,833	Boyd Gaming Corp *	143,789
4,082	International Speedway Corp Class A	99,601
		$243,390

Machinery --- 3.98%
13,071	AGCO Corp *	509,900
8,086	Cummins Inc	732,430
18,206	Eaton Corp	1,501,813
6,700	Lincoln Electric Holdings Inc	387,394
19,690	Oshkosh Corp *	541,475
3,969	Parker Hannifin Corp	278,068
40,490	Timken Co	1,553,195
6,198	Toro Co	348,514
29,880	Trinity Industries Inc	665,428
		$6,518,217

Medical Products --- 1.29%
134,550	Boston Scientific Corp *	824,791
21,665	CareFusion Corp *	538,159
21,101	Hill-Rom Holdings Inc	757,315
		$2,120,265

Miscellaneous --- 0.08%
4,609	Cintas Corp	126,978
		$126,978

Office Equipment & Supplies --- 0.23%
10,256	Avery Dennison Corp	380,703
		$380,703

Oil & Gas --- 9.56%
39,913	Cimarex Energy Co	2,641,443
39,266	Exterran Holdings Inc *	891,731
15,139	Murphy Oil Corp	937,407
31,557	Nabors Industries Ltd *	569,919
21,711	Oil States International Inc *	1,010,647
6,356	Patterson-UTI Energy Inc	108,560
9,473	Peabody Energy Corp	464,272
18,473	QEP Resources Inc	556,776
2,399	SEACOR Holdings Inc *	204,299
23,698	SM Energy Co	887,727
6,291	Southern Union Co	151,361
13,093	Spectra Energy Corp	295,247
47,402	Sunoco Inc	1,730,173
96,014	Tesoro Corp	1,282,747
225,980	Valero Energy Corp	3,956,911
		$15,689,220

Paper & Forest Products --- 1.62%
4,731	Domtar Corp	305,528
66,280	International Paper Co	1,441,590
37,256	MeadWestvaco Corp	908,301
		$2,655,419

Personal Loans --- 0.44%
29,278	AmeriCredit Corp *	716,140
		$716,140

Pharmaceuticals --- 1.29%
34,537	Forest Laboratories Inc *	1,068,229
104,375	King Pharmaceuticals Inc *	1,039,575
		$2,107,804

Printing & Publishing --- 0.51%
48,917	RR Donnelley & Sons Co	829,632
		$829,632

Real Estate --- 10.36%
2,460	AMB Property Corp REIT	65,116
27,535	Annaly Capital Management Inc REIT	484,616
5,344	Apartment Investment & Management Co Class A REIT	114,255
38,425	AvalonBay Communities Inc REIT	3,993,511
59,167	BRE Properties Inc REIT	2,455,431
24,781	Chimera Investment Corp REIT	97,885
5,419	CommonWealth REIT	138,726
7,653	Federal Realty Investment Trust REIT	624,944
11,396	HCP Inc REIT	410,028
7,588	Health Care Inc REIT	359,216
2,407	Hospitality Properties Trust REIT	53,748
19,147	Host Hotels & Resorts Inc REIT	277,249
31,348	Liberty Property Trust REIT	1,000,001
20,817	Mack-Cali Realty Corp REIT	680,924
28,950	Nationwide Health Properties Inc REIT	1,119,497
47,017	Plum Creek Timber Co Inc REIT	1,659,700
43,367	Rayonier Inc REIT	2,173,554
10,122	Realty Income Corp REIT	341,314
19,018	Regency Centers Corp REIT	750,640
8,447	Senior Housing Properties Trust REIT	198,505
		$16,998,860

Restaurants --- 0.30%
2,614	Panera Bread Co Class A *	231,627
57,713	Wendy's/Arby's Group Inc	261,439
		$493,066

Retail --- 2.73%
1,333	Advance Auto Parts Inc	78,220
18,965	AutoNation Inc *	440,936
12,570	Big Lots Inc *	417,953
41,906	Expedia Inc	1,182,168
87,256	Liberty Media Corp - Interactive Series A *	1,196,281
567	Netflix Inc *	91,945
1,060	Sherwin-Williams Co	79,648
7,709	Urban Outfitters Inc *	242,371
23,522	Williams-Sonoma Inc	745,647
		$4,475,169

Savings & Loans --- 1.39%
111,761	Hudson City Bancorp Inc	1,370,190
46,168	New York Community Bancorp Inc	750,230
10,655	Washington Federal Inc	162,595
		$2,283,015

Specialized Services --- 1.78%
8,568	Amdocs Ltd *	245,559
8,262	Computer Sciences Corp	380,052
11,919	Hillenbrand Inc	256,378
25,095	Manpower Inc	1,309,958
29,458	NeuStar Inc *	732,326
		$2,924,273

Telephone & Telecommunications --- 1.54%
5,418	CenturyTel Inc	213,794
190,226	Qwest Communications International Inc	1,192,717
13,046	Telephone & Data Systems Inc	427,909
14,921	United States Cellular Corp *	685,918
		$2,520,338

Textiles --- 0.23%
7,123	Fossil Inc *	383,146
		$383,146

Tobacco --- 3.02%
61,558	Lorillard Inc	4,943,723
		$4,943,723

Transportation --- 0.30%
7,330	Ryder System Inc	313,504
8,643	Werner Enterprises Inc	177,095
		$490,599

Utilities --- 7.07%
81,275	Ameren Corp	2,308,210
12,567	Atmos Energy Corp	367,585
34,101	DTE Energy Co	1,566,259
15,827	Energen Corp	723,610
45,453	Integrys Energy Group Inc	2,366,283
54,188	MDU Resources Group Inc	1,081,051
133,614	NiSource Inc	2,324,884
10,068	TECO Energy Inc	174,378
13,185	UGI Corp	377,223
13,876	Xcel Energy Inc	318,732
		$11,608,215

Water --- 0.11%
7,403	American Water Works Co Inc	172,268
		$172,268

TOTAL COMMON STOCK --- 98.85%		$162,067,854
(Cost $135,206,895)

OTHER ASSETS & LIABILITIES --- 1.15%		$1,891,010

TOTAL NET ASSETS --- 100%		$163,958,864
(Cost $135,206,895)

Legend

*	Non-income Producing Security
REIT	Real Estate Investment Trust

At September 30, 2010, the Portfolio had the following outstanding future contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
S&P 500® Emini Long Futures	14	$795,690	Dec 2010	$14,595

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used.  If the closing price is not available, the current bid will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign securities are valued at the closing price on the security’s primary exchange.  If the closing price is not available, the current bid will be used.  Foreign exchange rates are determined by utilizing the New York closing rates.

Independent pricing services are utilized when possible and approved by the Board of Directors.  In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented.  Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

For foreign equity securities, factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of the U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value.  This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments.  The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs.  These may include quoted prices in markets that are not active or quoted prices for similar assets in active markets.  Valuations may also be based on inputs other than quoted prices that are observable for the asset, such as interest rates and yield curves.  Additional inputs may be used such as benchmark yields, reported trades, broker/dealer quotes, issuer spreads, prepayment speeds and benchmark securities.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of September 30, 2010, and throughout the period, 100% of the Portfolio’s investments were valued using Level 1 inputs.  See Schedule of Investments for values in each industry.

At September 30, 2010, the U.S. Federal income tax cost basis was $137,426,579.  The Maxim MidCap Value Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $28,585,621 and gross depreciation of securities in which there was an excess of tax cost over value of $3,944,346, resulting in net appreciation of $24,641,275.

Management determines the Portfolio's industry classifications using one or more widely recognized market indexes or ratings group indexes.  Industries are shown as a percent of total net assets.

MAXIM SERIES FUND, INC.

MAXIM SMALL-CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2010
UNAUDITED

COMMON STOCK

Shares		Value ($)

Aerospace & Defense --- 1.66%
1,200	AAR Corp *	22,392
14,900	Ceradyne Inc *	347,915
8,600	Cubic Corp	350,880
5,700	Esterline Technologies Corp *	326,211
13,100	GenCorp Inc *	64,452
		$1,111,850

Air Freight --- 1.05%
10,100	Air Transport Services Group Inc *	61,509
12,300	Atlas Air Worldwide Holdings Inc *	618,690
1,600	Dynamex Inc *	24,400
		$704,599

Airlines --- 1.89%
9,000	Alaska Air Group Inc *	459,270
110,000	JetBlue Airways Corp *	735,900
4,500	Pinnacle Airlines Corp *	24,435
4,800	US Airways Group Inc *	44,400
		$1,264,005

Auto Parts & Equipment --- 0.68%
28,500	American Axle & Manufacturing Holdings Inc *	257,070
16,200	Standard Motor Products Inc	170,586
1,600	Superior Industries International Inc	27,648
		$455,304

Banks --- 9.79%
5,500	1st Source Corp	95,480
18,400	Bancorp Inc *	123,096
7,100	Bank of Hawaii Corp	318,932
14,800	Boston Private Financial Holdings Inc	96,792
1,600	Camden National Corp	55,440
5,300	City Holding Co	162,551
33,700	Community Bank System Inc	775,437
42,900	CVB Financial Corp	322,179
2,400	Financial Institutions Inc	42,384
1,100	First Citizens BancShares Inc Class A	203,797
6,100	First Financial Bankshares Inc	286,639
2,400	First Financial Corp	70,800
8,200	First Midwest Bancorp Inc	94,546
29,700	FirstMerit Corp	544,104
34,900	Fulton Financial Corp	316,194
3,300	Great Southern Bancorp Inc	71,841
2,100	Independent Bank Corp (MA)	47,292
5,900	Lakeland Bancorp Inc	49,737
5,700	Lakeland Financial Corp	106,362
2,500	MainSource Financial Group Inc	19,100
1,200	NBT Bancorp Inc	26,484
1,600	Northrim BanCorp Inc	26,560
46,600	Old National Bancorp	489,300
900	Orrstown Financial Services Inc	20,844
7,500	Park National Corp	480,300
2,900	S&T Bancorp Inc	50,518
6,300	SCBT Financial Corp	196,497
3,100	Southwest Bancorp Inc *	40,207
2,100	State Bancorp Inc	18,858
4,300	Suffolk Bancorp	108,876
8,700	Sun Bancorp Inc *	44,370
6,900	SY Bancorp Inc	171,258
800	Tompkins Financial Corp	31,728
2,500	Trustmark Corp	54,350
19,500	United Bankshares Inc	485,355
3,600	Washington Trust Bancorp Inc	68,832
21,100	Webster Financial Corp	370,516
2,000	WesBanco Inc	32,680
5,900	West Bancorp Inc *	37,170
		$6,557,406

Biotechnology --- 0.58%
8,600	Martek Biosciences Corp *	194,618
3,200	Osiris Therapeutics Inc *	23,296
25,800	Vanda Pharmaceuticals Inc *	172,344
		$390,258

Broadcast/Media --- 0.16%
9,000	Harte-Hanks Inc	105,030
		$105,030

Building Materials --- 0.42%
31,500	Gibraltar Industries Inc *	282,870
		$282,870

Chemicals --- 2.30%
2,200	Cytec Industries Inc	124,036
4,900	Innophos Holdings Inc	162,190
4,200	Innospec Inc *	63,966
4,100	Minerals Technologies Inc	241,572
16,700	OM Group Inc *	503,004
10,800	Omnova Solutions Inc *	77,652
30,500	PolyOne Corp *	368,745
		$1,541,165

Communications - Equipment --- 1.25%
14,900	Arris Group Inc *	145,573
1,100	Bel Fuse Inc Class B	22,902
4,300	Black Box Corp	137,858
13,600	InterDigital Inc *	402,696
3,000	Oplink Communications Inc *	59,520
700	Plantronics Inc	23,646
7,600	Symmetricom Inc *	43,472
		$835,667

Computer Hardware & Systems --- 0.91%
8,700	Hutchinson Technology Inc *	30,189
36,700	Imation Corp *	342,411
7,600	Novatel Wireless Inc *	59,888
14,100	STEC Inc *	175,545
		$608,033

Computer Software & Services --- 1.95%
95,500	EarthLink Inc	868,095
7,000	Epicor Software Corp *	60,900
5,400	ModusLink Global Solutions Inc *	34,290
8,000	TheStreet.com Inc	22,480
24,500	ValueClick Inc *	320,460
		$1,306,225

Conglomerates --- 0.05%
1,400	Standex International Corp	33,866
		$33,866

Cosmetics & Personal Care --- 0.04%
1,500	Nutraceutical International Corp *	23,535
		$23,535

Distributors --- 1.21%
3,200	Audiovox Corp Class A *	21,888
10,300	Core-Mark Holding Co Inc *	318,888
2,800	Houston Wire & Cable Co	28,084
1,200	Lawson Products Inc	18,324
3,600	United Rentals Inc *	53,424
9,400	WESCO International Inc *	369,326
		$809,934

Electric Companies --- 3.00%
5,800	Cleco Corp	171,796
39,300	El Paso Electric Co *	934,554
26,900	UniSource Energy Corp	899,267
		$2,005,617

Electronic Instruments & Equipment --- 3.37%
10,400	Agilysys Inc *	67,600
1,700	Anixter International Inc *	91,783
1,700	AO Smith Corp	98,413
27,400	AVX Corp	378,668
4,600	Benchmark Electronics Inc *	75,440
27,400	CTS Corp	263,588
1,700	Insight Enterprises Inc *	26,588
1,700	Measurement Specialties Inc *	31,416
12,700	RadiSys Corp *	119,634
600	Regal-Beloit Corp	35,214
8,700	Tech Data Corp *	350,610
7,700	Thomas & Betts Corp *	315,854
41,800	Vishay Intertechnology Inc *	404,624
		$2,259,432

Electronics - Semiconductor --- 1.80%
4,700	DSP Group Inc *	32,900
16,300	Fairchild Semiconductor International Inc *	153,220
142,800	Lattice Semiconductor Corp *	678,300
19,300	Micrel Inc	190,298
28,100	Photronics Inc *	148,649
		$1,203,367

Engineering & Construction --- 0.09%
16,500	Headwaters Inc *	59,400
		$59,400

Financial Services --- 3.53%
13,900	American Capital Ltd *	80,759
15,600	Apollo Investment Corp	159,588
8,500	Arlington Asset Investment Corp Class A	198,135
10,200	BlackRock Kelso Capital Corp	117,300
7,200	Calamos Asset Management Inc Class A	82,800
22,200	Compass Diversified Holdings	358,752
2,100	Gladstone Capital Corp	23,667
3,600	Hercules Technology Growth Capital Inc	36,396
5,500	Kayne Anderson Energy Development Co	88,275
51,400	KKR Financial Holdings LLC	451,292
2,200	Marlin Business Services Corp *	26,400
19,300	MCG Capital Corp	112,712
2,600	Medallion Financial Corp	20,254
2,600	NGP Capital Resources Co	23,556
56,700	TICC Capital Corp	586,845
		$2,366,731

Food & Beverages --- 0.66%
900	Andersons Inc	34,110
7,100	China Marine Food Group Ltd *	37,062
800	Coca-Cola Bottling Co Consolidated	42,344
1,900	Del Monte Foods Co	24,909
1,800	Hain Celestial Group Inc *	43,164
2,600	John B Sanfilippo & Son Inc *	34,320
2,800	MGP Ingredients Inc	21,980
4,300	Nash Finch Co	182,922
1,500	Susser Holdings Corp *	21,000
		$441,811

Foreign Banks --- 0.95%
44,000	Banco Latinoamericano de Exportaciones SA	635,800
		$635,800

Gold, Metals & Mining --- 1.14%
2,100	Haynes International Inc	73,332
48,800	Hecla Mining Co *	308,416
25,400	Worthington Industries Inc	381,762
		$763,510

Health Care Related --- 2.18%
4,600	AMN Healthcare Services Inc *	23,644
36,900	Five Star Quality Care Inc *	186,345
19,600	Health Management Associates Inc Class A *	150,136
15,500	Healthspring Inc *	400,520
1,800	Kindred Healthcare Inc *	23,436
12,000	Lincare Holdings Inc	301,080
3,400	Magellan Health Services Inc *	160,616
16,100	PharMerica Corp *	153,433
3,700	US Physical Therapy Inc *	61,864
		$1,461,074

Homebuilding --- 1.62%
24,100	Beazer Homes USA Inc *	99,533
7,500	Hovnanian Enterprises Inc Class A *	29,475
6,600	Meritage Homes Corp *	129,492
8,500	Ryland Group Inc	152,320
170,100	Standard Pacific Corp *	675,297
		$1,086,117

Hotels/Motels --- 0.03%
2,900	Red Lion Hotels Corp *	21,576
		$21,576

Household Goods --- 1.74%
7,300	Blyth Inc	301,052
38,200	Central Garden & Pet Co *	395,752
38,200	Furniture Brands International Inc *	205,516
7,600	Helen of Troy Ltd *	192,204
1,800	Hooker Furniture Corp	20,934
3,300	Lifetime Brands Inc *	49,830
		$1,165,288

Insurance Related --- 6.33%
7,400	Allied World Assurance Co Holdings Ltd	418,766
78,900	American Equity Investment Life Holding Co	807,936
6,500	Amtrust Financial Services Inc	94,380
12,400	Aspen Insurance Holdings Ltd	375,472
7,100	Employers Holdings Inc	111,967
1,300	Endurance Specialty Holdings Ltd	51,740
5,600	Enstar Group Ltd *	406,560
3,900	First Mercury Financial Corp	39,312
4,300	FPIC Insurance Group Inc *	150,887
22,900	Montpelier Re Holdings Ltd	396,628
10,300	National Financial Partners Corp *	130,501
21,800	Phoenix Cos Inc *	45,780
20,700	Platinum Underwriters Holdings Ltd	900,864
900	ProAssurance Corp *	51,831
1,800	United Fire & Casualty Co	38,178
8,900	Unitrin Inc	217,071
		$4,237,873

Investment Bank/Brokerage Firm --- 0.68%
64,100	BGC Partners Inc Class A	382,677
2,700	Oppenheimer Holdings Inc Class A	75,465
		$458,142

Leisure & Entertainment --- 1.72%
16,700	Arctic Cat Inc *	171,175
7,000	Isle of Capri Casinos Inc *	50,120
36,700	JAKKS Pacific Inc *	647,388
5,100	Multimedia Games Inc *	18,870
6,100	RC2 Corp *	127,795
10,000	Sturm Ruger & Co Inc	136,400
		$1,151,748

Machinery --- 3.14%
7,000	Altra Holdings Inc *	103,110
5,600	Briggs & Stratton Corp	106,456
7,300	Crane Co	276,962
1,200	EnPro Industries Inc *	37,536
7,000	Greenbrier Cos Inc *	109,130
2,400	Hardinge Inc	18,384
5,100	Kadant Inc *	96,441
3,300	Miller Industries Inc	44,649
2,900	Mueller Industries Inc	76,821
700	NACCO Industries Inc Class A	61,173
13,000	Oshkosh Corp *	357,500
3,000	Tecumseh Products Co Class A *	34,410
3,800	Toro Co	213,674
15,900	Watts Water Technologies Inc Class A	541,395
1,900	Xerium Technologies Inc *	25,042
		$2,102,683

Medical Products --- 2.31%
1,200	Cooper Cos Inc	55,464
2,100	Cyberonics Inc *	56,028
10,900	Hill-Rom Holdings Inc	391,201
25,700	Invacare Corp	681,307
800	Sirona Dental Systems Inc *	28,832
3,400	SonoSite Inc *	113,934
6,600	STERIS Corp	219,252
		$1,546,018

Miscellaneous --- 0.11%
3,200	G&K Services Inc Class A	73,152
		$73,152

Oil & Gas --- 4.44%
55,700	Complete Production Services Inc *	1,139,065
45,500	Hercules Offshore Inc *	120,575
8,800	International Coal Group Inc *	46,816
8,200	Oil States International Inc *	381,710
4,400	Petroleum Development Corp *	121,440
53,300	Petroquest Energy Inc *	324,597
19,100	Stone Energy Corp *	281,343
2,600	Unit Corp *	96,954
43,300	W&T Offshore Inc	458,980
		$2,971,480

Paper & Forest Products --- 2.21%
25,900	Buckeye Technologies Inc	380,989
800	Clearwater Paper Corp *	60,864
9,800	Domtar Corp	632,884
2,600	Glatfelter	31,616
30,600	KapStone Paper & Packaging Corp *	371,484
		$1,477,837

Personal Loans --- 1.02%
74,200	Advance America Cash Advance Centers Inc	299,026
7,100	QC Holdings Inc	27,619
8,100	World Acceptance Corp *	357,696
		$684,341

Pharmaceuticals --- 1.83%
7,600	Matrixx Initiatives Inc *	38,760
31,000	Medicis Pharmaceutical Corp Class A	919,150
7,600	Par Pharmaceutical Cos Inc *	221,008
3,000	ViroPharma Inc *	44,730
		$1,223,648

Pollution Control --- 0.05%
4,200	Casella Waste Systems Inc Class A *	17,640
3,800	EnergySolutions Inc	19,114
		$36,754

Printing & Publishing --- 0.53%
21,600	AH Belo Corp *	152,712
2,100	Consolidated Graphics Inc *	87,045
9,000	Lee Enterprises Inc *	24,120
2,600	Valassis Communications Inc *	88,114
		$351,991

Real Estate --- 11.76%
25,800	Ashford Hospitality Trust REIT *	233,490
4,400	Associated Estates Realty Corp REIT	61,512
3,800	BRT Realty Trust REIT	24,282
31,800	CapLease Inc REIT	177,762
6,700	CBL & Associates Properties Inc REIT	87,502
64,600	Colonial Properties Trust REIT	1,045,874
14,300	Equity One Inc REIT	241,384
29,200	Extra Space Storage Inc REIT	468,368
88,700	FelCor Lodging Trust Inc REIT *	408,020
6,400	First Potomac Realty Trust REIT	96,000
37,100	LaSalle Hotel Properties REIT	867,769
47,100	Lexington Realty Trust REIT	337,236
13,300	Mission West Properties Inc REIT	90,174
7,600	Monmouth Real Estate Investment Corp REIT	59,432
21,200	National Health Investors Inc REIT	934,072
6,700	Newcastle Investment Corp REIT *	20,770
19,300	One Liberty Properties Inc REIT	307,063
15,200	Parkway Properties Inc REIT	224,960
10,700	Sun Communities Inc REIT	328,490
68,800	Sunstone Hotel Investors Inc REIT *	624,016
7,700	UMH Properties Inc REIT	82,698
97,000	U-Store-It Trust REIT	809,950
27,700	Winthrop Realty Trust REIT	342,372
		$7,873,196

Restaurants --- 1.66%
15,700	Cheesecake Factory Inc *	415,579
18,300	O'Charley's Inc *	131,577
2,300	PF Chang's China Bistro Inc	106,260
38,400	Ruby Tuesday Inc *	455,808
		$1,109,224

Retail --- 4.39%
27,100	Borders Group Inc *	32,249
4,000	Brown Shoe Co Inc	45,880
5,600	Casual Male Retail Group Inc *	22,848
9,600	Cato Corp Class A	256,896
25,300	Dillard's Inc	598,092
17,500	Finish Line Inc Class A	243,425
8,800	Jo-Ann Stores Inc *	392,040
27,100	MarineMax Inc *	190,784
13,600	Pier 1 Imports Inc *	111,384
12,000	Retail Ventures Inc *	129,120
15,500	Sonic Automotive Inc Class A *	152,365
13,800	Stage Stores Inc	179,400
13,500	Stein Mart Inc *	119,205
14,700	Tuesday Morning Corp *	70,119
12,500	Williams-Sonoma Inc	396,250
		$2,940,057

Savings & Loans --- 2.19%
2,300	Astoria Financial Corp	31,349
19,700	Brookline Bancorp Inc	196,606
20,100	Dime Community Bancshares Inc	278,385
3,900	First Defiance Financial Corp	39,312
8,300	First Place Financial Corp	31,374
14,200	OceanFirst Financial Corp	174,234
20,400	Provident Financial Services Inc	252,144
5,500	Provident New York Bancorp	46,145
52,400	TrustCo Bank Corp NY	291,344
3,400	WSFS Financial Corp	127,534
		$1,468,427

Specialized Services --- 2.12%
14,900	Acxiom Corp *	236,314
13,300	Career Education Corp *	285,551
6,400	CIBER Inc *	19,264
35,100	CSG Systems International Inc *	639,873
3,600	On Assignment Inc *	18,900
6,300	SFN Group Inc *	37,863
5,800	VeriFone Holdings Inc *	180,206
		$1,417,971

Telephone & Telecommunications --- 1.48%
15,600	SureWest Communications *	115,440
42,300	USA Mobility Inc	678,069
77,500	Vonage Holdings Corp *	197,625
		$991,134

Textiles --- 1.34%
30,400	Jones Apparel Group Inc	597,056
23,800	Liz Claiborne Inc *	144,704
6,600	Oxford Industries Inc	156,948
		$898,708

Tobacco --- 0.15%
24,300	Alliance One International Inc *	100,845
		$100,845

Transportation --- 1.88%
9,400	Amerco Inc *	747,112
13,800	Excel Maritime Carriers Ltd *	77,556
8,300	Ryder System Inc	354,991
3,900	Werner Enterprises Inc	79,911
		$1,259,570

Utilities --- 2.43%
5,600	Chesapeake Utilities Corp	202,832
13,200	Nicor Inc	604,824
6,100	Northwest Natural Gas Co	289,445
10,300	NorthWestern Corp	293,550
7,100	Southwest Gas Corp	238,489
		$1,629,140

Water --- 0.08%
5,300	Consolidated Water Co Ltd	50,244
		$50,244

TOTAL COMMON STOCK --- 97.90%		$65,553,653
(Cost $57,526,791)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

1,104,000	Federal Home Loan Bank	1,104,000
	0.01% October 1, 2010
240,000	United States of America	239,924
	0.15% December 16, 2010

TOTAL SHORT-TERM INVESTMENTS --- 2.01%		$1,343,924
(Cost $1,343,924)

OTHER ASSETS & LIABILITIES --- 0.09%		$59,152

TOTAL NET ASSETS --- 100%		$66,956,729
(Cost $58,870,715)

Legend

*	Non-income Producing Security
REIT	Real Estate Investment Trust

At September 30, 2010, the Portfolio had the following outstanding future contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
Russell 2000 Mini Long Futures	18	$1,214,100	Dec 2010	$72,500

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used.  If the closing price is not available, the current bid will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign securities are valued at the closing price on the security’s primary exchange.  If the closing price is not available, the current bid will be used.  Foreign exchange rates are determined by utilizing the New York closing rates.

Independent pricing services are utilized when possible and approved by the Board of Directors.  In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented.  Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

For foreign equity securities, factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of the U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value.  This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments.  The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs.  These may include quoted prices in markets that are not active or quoted prices for similar assets in active markets.  Valuations may also be based on inputs other than quoted prices that are observable for the asset, such as interest rates and yield curves.  Additional inputs may be used such as benchmark yields, reported trades, broker/dealer quotes, issuer spreads, prepayment speeds and benchmark securities.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of September 30, 2010, the inputs used to value the Portfolio’s investments were as follows:

Description	Level 1	Level 2	Level 3	Total
Assets
Common Stock
Aerospace & defense	$1,111,850	$-	$-	$1,111,850
Air freight	704,599	-	-	704,599
Airlines	1,264,005	-	-	1,264,005
Auto parts & equipment	455,304	-	-	455,304
Banks	6,557,406	-	-	6,557,406
Biotechnology	390,258	-	-	390,258
Broadcast/media	105,030	-	-	105,030
Building materials	282,870	-	-	282,870
Chemicals	1,541,165	-	-	1,541,165
Communications - equipment	835,667	-	-	835,667
Computer hardware &
systems	608,033	-	-	608,033
Computer software &
services	1,306,225	-	-	1,306,225
Conglomerates	33,866	-	-	33,866
Cosmetics & personal care	23,535	-	-	23,535
Distributors	809,934	-	-	809,934
Electric companies	2,005,617	-	-	2,005,617
Electronic instruments &
equipment	2,259,432	-	-	2,259,432
Electronics - semiconductor	1,203,367	-	-	1,203,367
Engineering & construction	59,400	-	-	59,400
Financial services	2,366,731	-	-	2,366,731
Food & beverages	441,811	-	-	441,811
Foreign banks	635,800	-	-	635,800
Gold, metals & mining	763,510	-	-	763,510
Health care related	1,461,074	-	-	1,461,074
Homebuilding	1,086,117	-	-	1,086,117
Hotels/motels	21,576	-	-	21,576
Household goods	1,165,288	-	-	1,165,288
Insurance related	4,237,873	-	-	4,237,873
Investment bank/brokerage
firm	458,142	-	-	458,142
Leisure & entertainment	1,151,748	-	-	1,151,748
Machinery	2,102,683	-	-	2,102,683
Medical products	1,546,018	-	-	1,546,018
Miscellaneous	73,152	-	-	73,152
Oil & gas	2,971,480	-	-	2,971,480
Paper & forest products	1,477,837	-	-	1,477,837
Personal loans	684,341	-	-	684,341
Pharmaceuticals	1,223,648	-	-	1,223,648
Pollution control	36,754	-	-	36,754
Printing & publishing	351,991	-	-	351,991
Real estate	7,873,196	-	-	7,873,196
Restaurants	1,109,224	-	-	1,109,224
Retail	2,940,057	-	-	2,940,057
Savings & loans	1,468,427	-	-	1,468,427
Specialized services	1,417,971	-	-	1,417,971
Telephone &
telecommunications	991,134	-	-	991,134
Textiles	898,708	-	-	898,708
Tobacco	100,845	-	-	100,845
Transportation	1,259,570	-	-	1,259,570
Utilities	1,629,140	-	-	1,629,140
Water	50,244	-	-	50,244
Short-term Investments	-	1,343,924	-	1,343,924
Other Financial Instruments*	4,712	-	-	4,712
Total	$65,558,365	$1,343,924	$-	$66,902,289

*Other financial instruments consist of futures.  Futures are reported at their variation margin as of September 30, 2010.

At September 30, 2010, the U.S. Federal income tax cost basis was $61,292,801.  The Maxim Small-Cap Value Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $8,351,000 and gross depreciation of securities in which there was an excess of tax cost over value of $2,746,224, resulting in net appreciation of $5,604,776.

Management determines the Portfolio's industry classifications using one or more widely recognized market indexes or ratings group indexes.  Industries are shown as a percent of total net assets.

MAXIM SERIES FUND, INC.

MAXIM ARIEL MIDCAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2010
UNAUDITED

COMMON STOCK

Shares		Value ($)

Banks --- 1.91%
16,200	City National Corp	859,734
		$859,734

Biotechnology --- 4.64%
9,000	Bio-Rad Laboratories Inc Class A *	814,590
26,596	Thermo Fisher Scientific Inc *	1,273,416
		$2,088,006

Broadcast/Media --- 14.36%
118,300	CBS Corp Class B	1,876,238
140,975	Interpublic Group of Cos Inc *	1,413,979
31,800	Omnicom Group Inc	1,255,464
53,100	Viacom Inc Class B	1,921,689
		$6,467,370

Computer Hardware & Systems --- 2.82%
98,000	Dell Inc *	1,270,080
		$1,270,080

Electronic Instruments & Equipment --- 1.62%
13,500	Anixter International Inc *	728,865
		$728,865

Financial Services --- 11.16%
11,700	Franklin Resources Inc	1,250,730
114,000	Janus Capital Group Inc	1,248,300
34,425	Northern Trust Corp	1,660,662
17,300	T Rowe Price Group Inc	866,124
		$5,025,816

Food & Beverages --- 3.12%
13,500	JM Smucker Co	817,155
14,000	McCormick & Co Inc	588,560
		$1,405,715

Health Care Related --- 2.09%
12,000	Laboratory Corp of America Holdings *	941,160
		$941,160

Hotels/Motels --- 3.38%
39,800	Carnival Corp	1,520,758
		$1,520,758

Household Goods --- 8.52%
7,500	Clorox Co	500,700
11,500	Energizer Holdings Inc *	773,145
24,700	Mohawk Industries Inc *	1,316,510
20,302	Stanley Black & Decker Inc	1,244,107
		$3,834,462

Insurance Related --- 3.23%
28,100	Aflac Inc	1,453,051
		$1,453,051

Investment Bank/Brokerage Firm --- 2.84%
36,400	Lazard Ltd Class A	1,276,912
		$1,276,912

Leisure & Entertainment --- 3.46%
55,500	International Game Technology	801,975
32,300	Mattel Inc	757,758
		$1,559,733

Machinery --- 1.83%
17,500	Illinois Tool Works Inc	822,850
		$822,850

Medical Products --- 9.42%
32,125	Baxter International Inc	1,532,684
33,800	St Jude Medical Inc *	1,329,692
26,400	Zimmer Holdings Inc *	1,381,512
		$4,243,888

Miscellaneous --- 1.62%
9,850	Dun & Bradstreet Corp	730,279
		$730,279

Printing & Publishing --- 3.52%
129,550	Gannett Co Inc	1,584,397
		$1,584,397

Real Estate --- 7.27%
83,350	CB Richard Ellis Group Inc Class A *	1,523,638
20,300	Jones Lang LaSalle Inc	1,751,281
		$3,274,919

Retail --- 4.81%
30,900	Nordstrom Inc	1,149,480
21,600	Tiffany & Co	1,014,984
		$2,164,464

Specialized Services --- 7.94%
40,380	Accenture PLC Class A	1,715,746
21,600	DeVry Inc	1,062,936
21,600	Sotheby's	795,312
		$3,573,994

TOTAL COMMON STOCK --- 99.56%		$44,826,453
(Cost $35,136,707)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

105,000	Federal Home Loan Bank	105,000
	0.01% October 1, 2010

TOTAL SHORT-TERM INVESTMENTS --- 0.23%		$105,000
(Cost $105,000)

OTHER ASSETS & LIABILITIES --- 0.21%		$93,286

TOTAL NET ASSETS --- 100%		$45,024,739
(Cost $35,241,707)

Legend

*	Non-income Producing Security

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used.  If the closing price is not available, the current bid will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Independent pricing services are utilized when possible and approved by the Board of Directors.  In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented.  Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value.  This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments.  The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs.  These may include quoted prices in markets that are not active or quoted prices for similar assets in active markets.  Valuations may also be based on inputs other than quoted prices that are observable for the asset, such as interest rates and yield curves.  Additional inputs may be used such as benchmark yields, reported trades, broker/dealer quotes, issuer spreads, prepayment speeds and benchmark securities.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of September 30, 2010, the inputs used to value the Portfolio’s investments were as follows:

Description	Level 1	Level 2	Level 3	Total
Assets
Common Stock
Banks	$859,734	$-	$-	$859,734
Biotechnology	2,088,006	-	-	2,088,006
Broadcast/media	6,467,370	-	-	6,467,370
Computer hardware &
systems	1,270,080	-	-	1,270,080
Electronic instruments &
equipment	728,865	-	-	728,865
Financial services	5,025,816	-	-	5,025,816
Food & beverages	1,405,715	-	-	1,405,715
Health care related	941,160	-	-	941,160
Hotels/motels	1,520,758	-	-	1,520,758
Household goods	3,834,462	-	-	3,834,462
Insurance related	1,453,051	-	-	1,453,051
Investment bank/brokerage
firm	1,276,912	-	-	1,276,912
Leisure & entertainment	1,559,733	-	-	1,559,733
Machinery	822,850	-	-	822,850
Medical products	4,243,888	-	-	4,243,888
Miscellaneous	730,279	-	-	730,279
Printing & publishing	1,584,397	-	-	1,584,397
Real estate	3,274,919	-	-	3,274,919
Retail	2,164,464	-	-	2,164,464
Specialized services	3,573,994	-	-	3,573,994
Short-term Investments	-	105,000	-	105,000
Total	$44,826,453	$105,000	$-	$44,931,453

At September 30, 2010, the U.S. Federal income tax cost basis was $37,151,893.  The Maxim Ariel MidCap Value Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $8,956,518 and gross depreciation of securities in which there was an excess of tax cost over value of $1,176,958, resulting in net appreciation of $7,779,560.

Management determines the Portfolio's industry classifications using one or more widely recognized market indexes or ratings group indexes.  Industries are shown as a percent of total net assets.

MAXIM SERIES FUND, INC.

MAXIM ARIEL SMALL-CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2010
UNAUDITED

COMMON STOCK

Shares		Value ($)

Banks --- 4.11%
20,900	City National Corp	1,109,163
78,975	PrivateBancorp Inc	899,525
		$2,008,688

Biotechnology --- 3.82%
20,625	Bio-Rad Laboratories Inc Class A *	1,866,769
		$1,866,769

Broadcast/Media --- 4.22%
205,675	Interpublic Group of Cos Inc *	2,062,920
		$2,062,920

Computer Software & Services --- 2.33%
46,100	Fair Isaac Corp	1,136,826
		$1,136,826

Electronic Instruments & Equipment --- 10.52%
30,900	Anixter International Inc *	1,668,291
46,600	Brady Corp Class A	1,359,322
48,275	Littelfuse Inc *	2,109,618
		$5,137,231

Financial Services --- 3.79%
168,900	Janus Capital Group Inc	1,849,455
		$1,849,455

Household Goods --- 3.21%
29,400	Mohawk Industries Inc *	1,567,020
		$1,567,020

Insurance Related --- 6.02%
41,275	HCC Insurance Holdings Inc	1,076,865
69,800	Horace Mann Educators Corp	1,241,044
1,810	Markel Corp *	623,708
		$2,941,617

Investment Bank/Brokerage Firm --- 3.43%
47,700	Lazard Ltd Class A	1,673,316
		$1,673,316

Machinery --- 8.86%
108,675	Blount International Inc * †	1,383,433
50,625	IDEX Corp	1,797,693
18,100	Middleby Corp *	1,147,359
		$4,328,485

Medical Products --- 3.07%
155,400	Symmetry Medical Inc *	1,498,056
		$1,498,056

Office Equipment & Supplies --- 10.65%
67,400	Herman Miller Inc	1,326,432
125,000	Interface Inc Class A	1,778,750
96,300	Knoll Inc	1,493,613
72,725	Steelcase Inc Class A	605,799
		$5,204,594

Pollution Control --- 3.24%
92,000	Team Inc *	1,583,320
		$1,583,320

Printing & Publishing --- 10.32%
134,550	Gannett Co Inc	1,645,546
398,000	Lee Enterprises Inc * †	1,066,640
233,100	McClatchy Co Class A * †	916,083
42,500	Meredith Corp	1,415,675
		$5,043,944

Real Estate --- 4.98%
28,213	Jones Lang LaSalle Inc	2,433,936
		$2,433,936

Restaurants --- 2.61%
45,450	Bob Evans Farms Inc	1,275,781
		$1,275,781

Specialized Services --- 10.68%
62,550	Brink's Co	1,438,651
27,900	DeVry Inc	1,372,959
36,881	Matthews International Corp Class A	1,304,112
29,925	Sotheby's	1,101,839
		$5,217,561

TOTAL COMMON STOCK --- 95.86%		$46,829,519
(Cost $37,047,668)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

2,047,000	Federal Home Loan Bank	2,047,000
	0.01% October 1, 2010

TOTAL SHORT-TERM INVESTMENTS --- 4.19%		$2,047,000
(Cost $2,047,000)

SECURITIES LENDING COLLATERAL

Par Value ($)		Value ($)

297,926	Bank of America LLC	297,926
	Repurchase Agreement
	0.30% October 1, 2010
297,926	BNP Paribas Securities Corp	297,926
	Repurchase Agreement
	0.28% October 1, 2010
298,983	Barclays Capital Inc	298,983
	Repurchase Agreement
	0.25% October 1, 2010
279,952	Household Bank Securities Inc	279,952
	Repurchase Agreement
	0.28% October 1, 2010

TOTAL SECURITIES LENDING COLLATERAL --- 2.41%		$1,174,787
(Cost $1,174,787)

OTHER ASSETS & LIABILITIES --- (2.46%)		$(1,201,162)

TOTAL NET ASSETS --- 100%		$48,850,144
(Cost $40,269,455)

Legend

*	Non-income Producing Security
†	A portion or all of the security is on loan at September 30, 2010.

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used.  If the closing price is not available, the current bid will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Independent pricing services are utilized when possible and approved by the Board of Directors.  In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented.  Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value.  This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments.  The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs.  These may include quoted prices in markets that are not active or quoted prices for similar assets in active markets.  Valuations may also be based on inputs other than quoted prices that are observable for the asset, such as interest rates and yield curves.  Additional inputs may be used such as benchmark yields, reported trades, broker/dealer quotes, issuer spreads, prepayment speeds and benchmark securities.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of September 30, 2010, the inputs used to value the Portfolio’s investments were as follows:

Description	Level 1	Level 2	Level 3	Total
Assets
Common Stock
Banks	$2,008,688	$-	$-	$2,008,688
Biotechnology	1,866,769	-	-	1,866,769
Broadcast/media	2,062,920	-	-	2,062,920
Computer software &
services	1,136,826	-	-	1,136,826
Electronic instruments &
equipment	5,137,231	-	-	5,137,231
Financial services	1,849,455	-	-	1,849,455
Household goods	1,567,020	-	-	1,567,020
Insurance related	2,941,617	-	-	2,941,617
Investment bank/brokerage
firm	1,673,316	-	-	1,673,316
Machinery	4,328,485	-	-	4,328,485
Medical products	1,498,056	-	-	1,498,056
Office equipment & supplies	5,204,594	-	-	5,204,594
Pollution control	1,583,320	-	-	1,583,320
Printing & publishing	5,043,944	-	-	5,043,944
Real estate	2,433,936	-	-	2,433,936
Restaurants	1,275,781	-	-	1,275,781
Specialized services	5,217,561	-	-	5,217,561
Short-term Investments	-	3,221,787	-	3,221,787
Total	$46,829,519	$3,221,787	$-	$50,051,306

At September 30, 2010, the U.S. Federal income tax cost basis was $44,865,906.  The Maxim Ariel Small-Cap Value Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $9,140,668 and gross depreciation of securities in which there was an excess of tax cost over value of $3,955,268, resulting in net appreciation of $5,185,400.

Management determines the Portfolio's industry classifications using one or more widely recognized market indexes or ratings group indexes.  Industries are shown as a percent of total net assets.

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2010
UNAUDITED

COMMON STOCK

Shares		Value ($)

Agriculture --- 1.61%
22,921	Corn Products International Inc	859,538
118,145	Darling International Inc *	1,006,595
29,977	Fresh Del Monte Produce Inc *	650,501
		$2,516,634

Air Freight --- 1.12%
34,761	Atlas Air Worldwide Holdings Inc *	1,748,478
		$1,748,478

Auto Parts & Equipment --- 1.84%
87,370	Dana Holding Corp *	1,076,398
50,789	Goodyear Tire & Rubber Co *	545,982
42,973	Tenneco Inc *	1,244,928
		$2,867,308

Banks --- 7.08%
87,402	Cathay General Bancorp	1,039,210
13,993	City National Corp	742,609
94,991	CVB Financial Corp †	713,382
77,699	First Financial Bancorp	1,296,019
88,875	First Horizon National Corp	1,014,068
67,833	First Midwest Bancorp Inc	782,115
30,395	Iberiabank Corp	1,519,142
381,630	Popular Inc *	1,106,727
31,620	Prosperity Bancshares Inc	1,026,701
36,735	Signature Bank *	1,426,787
72,369	Sterling Bancshares Inc	388,622
		$11,055,382

Biotechnology --- 0.77%
4,333	Mettler-Toledo International Inc *	539,199
26,800	Pharmaceutical Product Development Inc	664,372
		$1,203,571

Broadcast/Media --- 1.84%
26,380	Arbitron Inc	737,849
24,038	Harte-Hanks Inc	280,523
28,470	Liberty Media Corp - Starz Series A *	1,847,134
		$2,865,506

Building Materials --- 1.05%
23,066	Armstrong World Industries Inc *	957,470
56,085	Griffon Corp *	683,676
		$1,641,146

Chemicals --- 4.15%
43,611	Calgon Carbon Corp *	632,359
98,825	Ferro Corp *	1,273,854
42,808	Koppers Holdings Inc	1,150,251
12,966	Minerals Technologies Inc	763,957
39,425	Olin Corp	794,808
43,005	WR Grace & Co *	1,201,560
38,224	Zep Inc	666,627
		$6,483,416

Communications - Equipment --- 0.99%
32,496	ADTRAN Inc	1,147,109
30,656	Tekelec *	397,302
		$1,544,411

Computer Software & Services --- 1.49%
36,031	IAC/InterActiveCorp *	946,534
31,395	Progress Software Corp *	1,039,175
19,691	Radiant Systems Inc *	336,716
		$2,322,425

Conglomerates --- 0.66%
27,258	Raven Industries Inc	1,032,806
		$1,032,806

Containers --- 0.46%
38,656	Temple-Inland Inc	721,321
		$721,321

Distributors --- 0.67%
21,643	Core-Mark Holding Co Inc * †	670,067
13,911	Textainer Group Holdings Ltd †	371,980
		$1,042,047

Electric Companies --- 2.46%
32,767	ALLETE Inc	1,193,702
23,756	ITC Holdings Corp	1,478,811
41,468	UIL Holdings Corp	1,167,739
		$3,840,252

Electronic Instruments & Equipment --- 6.16%
11,049	AZZ Inc	473,339
37,583	Baldor Electric Co	1,518,353
52,685	Cognex Corp	1,413,012
26,325	Encore Wire Corp	539,926
45,422	GrafTech International Ltd *	709,946
40,486	II-VI Inc *	1,511,342
1,815	LaBarge Inc * †	22,669
22,087	Littelfuse Inc *	965,202
15,559	Rofin-Sinar Technologies Inc * †	394,888
45,328	ScanSource Inc *	1,257,399
19,867	Thomas & Betts Corp *	814,944
		$9,621,020

Electronics - Semiconductor --- 2.54%
24,490	Applied Micro Circuits Corp *	244,900
40,471	Cohu Inc	509,530
44,653	Diodes Inc *	763,120
58,129	ON Semiconductor Corp *	419,110
107,064	Teradyne Inc *	1,192,693
86,586	TriQuint Semiconductor Inc *	831,225
		$3,960,578

Engineering & Construction --- 0.36%
34,211	MYR Group Inc * †	560,718
		$560,718

Financial Services --- 3.14%
89,439	Ares Capital Corp	1,399,720
116,779	Fifth Street Finance Corp †	1,300,918
26,029	JMP Group Inc	158,777
54,656	MarketAxess Holdings Inc	928,059
53,138	PHH Corp *	1,119,086
		$4,906,560

Food & Beverages --- 2.45%
15,479	BJ's Wholesale Club Inc *	642,379
30,593	J&J Snack Foods Corp	1,282,764
20,850	Lance Inc	444,105
91,638	Pilgrim's Pride Corp * †	515,006
64,866	Spartan Stores Inc	940,557
		$3,824,811

Gold, Metals & Mining --- 1.95%
23,438	Haynes International Inc †	818,455
95,989	Horsehead Holding Corp * †	947,411
30,596	Reliance Steel & Aluminum Co	1,270,652
		$3,036,518

Health Care Related --- 1.35%
19,282	MEDNAX Inc *	1,027,731
37,327	WellCare Health Plans Inc *	1,080,990
		$2,108,721

Hotels/Motels --- 1.09%
62,055	Wyndham Worldwide Corp	1,704,837
		$1,704,837

Household Goods --- 1.45%
31,762	Jarden Corp	988,751
56,293	Leggett & Platt Inc	1,281,229
		$2,269,980

Insurance Related --- 5.40%
41,278	Aspen Insurance Holdings Ltd	1,249,898
43,705	Employers Holdings Inc	689,228
21,575	Hanover Insurance Group Inc	1,014,025
49,431	HCC Insurance Holdings Inc	1,289,655
80,129	Old Republic International Corp	1,109,787
19,897	ProAssurance Corp *	1,145,868
18,435	Reinsurance Group of America Inc	890,226
18,280	RLI Corp †	1,035,013
		$8,423,700

Investment Bank/Brokerage Firm --- 0.78%
26,306	Stifel Financial Corp *	1,217,705
		$1,217,705

Leisure & Entertainment --- 0.73%
42,339	Isle of Capri Casinos Inc * †	303,147
39,461	Madison Square Garden Inc *	831,838
		$1,134,985

Machinery --- 5.34%
54,376	Actuant Corp Class A	1,248,473
78,354	Albany International Corp Class A	1,482,458
76,303	Altra Holdings Inc *	1,123,943
49,799	Commercial Vehicle Group Inc *	506,954
59,621	John Bean Technologies Corp	960,494
6,767	Middleby Corp *	428,960
23,592	RBC Bearings Inc *	801,656
108,336	Wabash National Corp *	876,438
18,877	Wabtec Corp	902,132
		$8,331,508

Manufacturing --- 0.88%
91,677	Methode Electronics Inc	832,427
55,203	TTM Technologies Inc *	540,438
		$1,372,865

Medical Products --- 1.96%
20,309	Haemonetics Corp *	1,188,686
18,965	Teleflex Inc	1,076,833
23,270	West Pharmaceutical Services Inc	798,393
		$3,063,912

Miscellaneous --- 0.37%
23,795	McGrath Rentcorp	569,890
		$569,890

Oil & Gas --- 4.67%
34,085	Berry Petroleum Co Class A	1,081,517
44,222	Cloud Peak Energy Inc *	807,051
40,038	Comstock Resources Inc *	900,455
28,549	Dresser-Rand Group Inc *	1,053,173
25,362	Lufkin Industries Inc	1,113,392
48,305	Newpark Resources Inc *	405,762
22,436	Oceaneering International Inc *	1,208,403
30,982	Rosetta Resources Inc *	727,767
		$7,297,520

Paper & Forest Products --- 0.43%
15,149	Deltic Timber Corp	678,675
		$678,675

Personal Loans --- 1.41%
25,423	Cash America International Inc	889,805
63,143	Dollar Financial Corp *	1,317,794
		$2,207,599

Pharmaceuticals --- 0.71%
59,798	Obagi Medical Products Inc *	627,879
7,553	Perrigo Co	485,054
		$1,112,933

Pollution Control --- 2.53%
93,642	Rollins Inc	2,189,350
28,144	Team Inc *	484,358
32,059	Waste Connections Inc *	1,271,460
		$3,945,168

Printing & Publishing --- 1.50%
37,233	John Wiley & Sons Inc Class A	1,521,340
29,630	Scholastic Corp	824,307
		$2,345,647

Railroads --- 0.77%
27,761	Genesee & Wyoming Inc *	1,204,550
		$1,204,550

Real Estate --- 9.00%
53,453	American Campus Communities Inc REIT	1,627,109
71,494	BioMed Realty Trust Inc REIT	1,281,173
298,719	Chimera Investment Corp REIT †	1,179,940
8,297	Digital Realty Trust Inc REIT †	511,925
43,823	DuPont Fabros Technology Inc REIT	1,102,148
37,394	Forestar Group Inc *	637,568
19,758	Mid-America Apartment Communities Inc REIT	1,151,496
43,677	National Retail Properties Inc REIT †	1,096,729
60,976	Omega Healthcare Investors Inc REIT	1,368,911
43,248	Potlatch Corp REIT	1,470,432
16,961	Sovran Self Storage Inc REIT	642,822
52,338	UDR Inc REIT	1,105,379
104,057	U-Store-It Trust REIT	868,876
		$14,044,508

Restaurants --- 0.90%
29,278	Bob Evans Farms Inc	821,833
34,560	California Pizza Kitchen Inc *	589,594
		$1,411,427

Retail --- 3.73%
82,366	Fred's Inc Class A	971,919
31,321	Genesco Inc *	935,871
26,469	HSN Inc * †	791,423
22,601	Jo-Ann Stores Inc *	1,006,875
51,467	Pep Boys - Manny Moe & Jack	544,521
139,782	Sally Beauty Holdings Inc * †	1,565,558
		$5,816,167

Savings & Loans --- 1.16%
86,137	MGIC Investment Corp * †	795,044
66,426	Washington Federal Inc	1,013,661
		$1,808,705

Specialized Services --- 4.02%
13,986	Alliance Data Systems Corp * †	912,726
14,608	Brink's Co	335,984
45,662	Broadridge Financial Solutions Inc	1,044,290
24,450	iGate Corp	443,523
15,140	Lender Processing Services Inc	503,102
80,058	Standard Parking Corp *	1,368,992
46,490	Wright Express Corp *	1,660,158
		$6,268,775

Textiles --- 1.60%
22,908	Fossil Inc *	1,232,221
38,380	Kenneth Cole Productions Inc Class A *	639,795
57,216	Movado Group Inc *	622,510
		$2,494,526

Transportation --- 1.38%
18,888	Kirby Corp *	756,653
30,913	Old Dominion Freight Line Inc *	785,808
55,310	Vitran Corp Inc *	605,645
		$2,148,106

Utilities --- 1.35%
73,776	UGI Corp	2,110,731
		$2,110,731

Water --- 0.47%
43,812	Middlesex Water Co	737,794
		$737,794

TOTAL COMMON STOCK --- 97.77%		$152,625,842
(Cost $126,472,440)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

3,692,000	Federal Home Loan Bank	3,692,000
	0.01% October 1, 2010

TOTAL SHORT-TERM INVESTMENTS --- 2.36%		$3,692,000
(Cost $3,692,000)

SECURITIES LENDING COLLATERAL

Par Value ($)		Value ($)

1,409,804	Bank of America LLC	1,409,804
	Repurchase Agreement
	0.30% October 1, 2010
1,409,804	BNP Paribas Securities Corp	1,409,804
	Repurchase Agreement
	0.28% October 1, 2010
1,523,461	Barclays Capital Inc	1,523,461
	Repurchase Agreement
	0.25% October 1, 2010
1,397,175	Household Bank Securities Inc	1,397,175
	Repurchase Agreement
	0.28% October 1, 2010

TOTAL SECURITIES LENDING COLLATERAL --- 3.68%		$5,740,244
(Cost $5,740,244)

OTHER ASSETS & LIABILITIES --- (3.81%)		$(5,943,417)

TOTAL NET ASSETS --- 100%		$156,114,669
(Cost $135,904,684)

Legend

*	Non-income Producing Security
†	A portion or all of the security is on loan at September 30, 2010.
REIT	Real Estate Investment Trust

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used.  If the closing price is not available, the current bid will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Independent pricing services are utilized when possible and approved by the Board of Directors.  In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented.  Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value.  This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments.  The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs.  These may include quoted prices in markets that are not active or quoted prices for similar assets in active markets.  Valuations may also be based on inputs other than quoted prices that are observable for the asset, such as interest rates and yield curves.  Additional inputs may be used such as benchmark yields, reported trades, broker/dealer quotes, issuer spreads, prepayment speeds and benchmark securities.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of September 30, 2010, the inputs used to value the Portfolio’s investments were as follows:

Description	Level 1	Level 2	Level 3	Total
Assets
Common Stock
Agriculture	$2,516,634	$-	$-	$2,516,634
Air freight	1,748,478	-	-	1,748,478
Auto parts & equipment	2,867,308	-	-	2,867,308
Banks	11,055,382	-	-	11,055,382
Biotechnology	1,203,571	-	-	1,203,571
Broadcast/media	2,865,506	-	-	2,865,506
Building materials	1,641,146	-	-	1,641,146
Chemicals	6,483,416	-	-	6,483,416
Communications - equipment	1,544,411	-	-	1,544,411
Computer software &
services	2,322,425	-	-	2,322,425
Conglomerates	1,032,806	-	-	1,032,806
Containers	721,321	-	-	721,321
Distributors	1,042,047	-	-	1,042,047
Electric companies	3,840,252	-	-	3,840,252
Electronic instruments &
equipment	9,621,020	-	-	9,621,020
Electronics - semiconductor	3,960,578	-	-	3,960,578
Engineering & construction	560,718	-	-	560,718
Financial services	4,906,560	-	-	4,906,560
Food & beverages	3,824,811	-	-	3,824,811
Gold, metals & mining	3,036,518	-	-	3,036,518
Health care related	2,108,721	-	-	2,108,721
Hotels/motels	1,704,837	-	-	1,704,837
Household goods	2,269,980	-	-	2,269,980
Insurance related	8,423,700	-	-	8,423,700
Investment bank/brokerage
firm	1,217,705	-	-	1,217,705
Leisure & entertainment	1,134,985	-	-	1,134,985
Machinery	8,331,508	-	-	8,331,508
Manufacturing	1,372,865	-	-	1,372,865
Medical products	3,063,912	-	-	3,063,912
Miscellaneous	569,890	-	-	569,890
Oil & gas	7,297,520	-	-	7,297,520
Paper & forest products	678,675	-	-	678,675
Personal loans	2,207,599	-	-	2,207,599
Pharmaceuticals	1,112,933	-	-	1,112,933
Pollution control	3,945,168	-	-	3,945,168
Printing & publishing	2,345,647	-	-	2,345,647
Railroads	1,204,550	-	-	1,204,550
Real estate	14,044,508	-	-	14,044,508
Restaurants	1,411,427	-	-	1,411,427
Retail	5,816,167	-	-	5,816,167
Savings & loans	1,808,705	-	-	1,808,705
Specialized services	6,268,775	-	-	6,268,775
Textiles	2,494,526	-	-	2,494,526
Transportation	2,148,106	-	-	2,148,106
Utilities	2,110,731	-	-	2,110,731
Water	737,794	-	-	737,794
Short-term Investments	-	9,432,244	-	9,432,244
Total	$152,625,842	$9,432,244	$-	$162,058,086

At September 30, 2010, the U.S. Federal income tax cost basis was $136,978,182.  The Maxim Loomis Sayles Small-Cap Value Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $28,244,174 and gross depreciation of securities in which there was an excess of tax cost over value of $3,164,270, resulting in net appreciation of $25,079,904.

Management determines the Portfolio's industry classifications using one or more widely recognized market indexes or ratings group indexes.  Industries are shown as a percent of total net assets.

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2010
UNAUDITED

BONDS

Par Value ($)		Value ($)

Aerospace & Defense --- 0.40%
1,550,000	Bombardier Inc	1,510,470
	7.35% December 22, 2026
		$1,510,470

Agriculture --- 0.31%
1,055,000	Corn Products International Inc	1,152,382
	6.63% April 15, 2037
		$1,152,382

Air Freight --- 0.80%
913,951	Atlas Air Worldwide Holdings Inc * ^	744,870
	8.77% January 2, 2011
327,733	Atlas Air Worldwide Holdings Inc	321,179
	9.06% January 2, 2014
1,112,384	Atlas Air Worldwide Holdings Inc * ^	1,056,765
	7.68% January 2, 2014
1,018,077	Atlas Air Worldwide Holdings Inc * ^	875,547
	7.63% January 2, 2015
		$2,998,361

Airlines --- 2.73%
12,488	American Airlines Inc	12,488
	8.04% September 16, 2011
2,120,000	AMR Corp	2,061,700
	6.25% October 15, 2014
508,940	Continental Airlines Inc	496,216
	7.37% December 15, 2015
67,581	Continental Airlines Inc	68,256
	8.31% October 2, 2019
939,191	Delta Air Lines Inc †	955,627
	8.95% August 10, 2014
475,119	Delta Air Lines Inc	508,378
	9.75% December 17, 2016
546,000	Delta Air Lines Inc ‡	592,410
	9.50% September 15, 2014
1,226,963	Delta Air Lines Inc	1,286,716
	6.82% August 10, 2022
705,000	Qantas Airways Ltd ‡	775,514
	6.05% April 15, 2016
460,488	UAL	459,337
	6.64% January 2, 2024
2,738,412	United Air Lines Inc	3,053,330
	10.40% November 1, 2016
		$10,269,972

Automobiles --- 2.45%
1,760,000	Ford Motor Co	1,628,000
	6.38% February 1, 2029
755,000	Ford Motor Co	715,362
	6.63% October 1, 2028
1,475,000	Ford Motor Co	2,201,437
	4.25% November 15, 2016
3,795,000	Ford Motor Co †	3,956,287
	7.45% July 16, 2031
265,000	Ford Motor Co	265,000
	7.50% August 1, 2026
245,000	Ford Motor Co	239,488
	7.13% November 15, 2025
155,000	Ford Motor Co †	157,713
	6.50% August 1, 2018
50,000	Ford Motor Co	47,375
	6.63% February 15, 2028
		$9,210,662

Banks --- 1.38%
2,045,000	AgriBank FCB # ‡	2,536,483
	9.13% July 15, 2019
1,830,000	BAC Capital Trust VI	1,720,244
	5.63% March 8, 2035
1,000,000	Keycorp Capital III	926,709
	7.75% July 15, 2029
		$5,183,436

Biotechnology --- 0.12%
250,000	Human Genome Sciences Inc	458,437
	2.25% August 15, 2012
		$458,437

Broadcast/Media --- 0.59%
695,000	Clear Channel Communications Inc †	656,775
	5.00% March 15, 2012
125,000	Clear Channel Communications Inc †	121,719
	4.40% May 15, 2011
415,000	Clear Channel Communications Inc †	411,887
	6.25% March 15, 2011
765,000	Comcast Corp	773,277
	5.65% June 15, 2035
120,000	Historic TW Inc	135,927
	6.63% May 15, 2029
81,639	Liberty Media LLC	43,473
	3.50% January 15, 2031
75,000	Time Warner Inc	92,988
	7.63% April 15, 2031
		$2,236,046

Building Materials --- 1.00%
1,400,000	Masco Corp	1,201,519
	6.50% August 15, 2032
865,000	Owens Corning Inc	871,112
	7.00% December 1, 2036
575,000	Owens Corning Inc	622,078
	6.50% December 1, 2016
1,220,000	USG Corp	1,058,350
	6.30% November 15, 2016
		$3,753,059

Canadian - Federal --- 12.74%
9,700,000	Government of Canada	9,454,507
	2.75% December 1, 2010
11,805,000	Government of Canada	11,445,997
	1.00% September 1, 2011
7,880,000	Government of Canada	8,587,967
	4.25% June 1, 2018
13,645,000	Government of Canada	14,113,669
	5.25% June 1, 2012
4,340,000	Government of Canada	4,384,922
	3.75% June 1, 2012
		$47,987,062

Canadian - Provincial --- 0.67%
2,313,090	Province of Alberta	2,519,153
	5.93% September 16, 2016
		$2,519,153

Chemicals --- 3.16%
3,175,000	Chevron Phillips Chemical Co LLC ‡	4,018,328
	8.25% June 15, 2019
535,000	Hercules Inc	437,362
	6.50% June 30, 2029
480,000	Hexion Specialty Chemicals Inc	398,400
	9.20% March 15, 2021
2,220,000	Hexion Specialty Chemicals Inc	1,687,200
	7.88% February 15, 2023
885,000	Hexion US Finance Corp †	920,400
	9.75% November 15, 2014
3,675,000	Methanex Corp	3,635,593
	6.00% August 15, 2015
750,000	Methanex Corp	795,000
	8.75% August 15, 2012
		$11,892,283

Commercial Mortgage Backed --- 0.13%
500,000	Community Program Loan Trust	481,144
	Series 1987-A Class A5
	4.50% April 1, 2029
		$481,144

Communications - Equipment --- 0.36%
375,000	Motorola Inc	401,017
	6.63% November 15, 2037
325,000	Motorola Inc †	345,073
	6.50% November 15, 2028
798,000	Nortel Networks Corp * @ ^ †	614,460
	2.13% April 15, 2014
		$1,360,550

Conglomerates --- 0.34%
620,000	Textron Inc †	734,321
	7.25% October 1, 2019
500,000	Textron Inc	540,191
	5.60% December 1, 2017
		$1,274,512

Electric Companies --- 1.28%
1,388,265	Bruce Mansfield Unit #	1,547,168
	6.85% June 1, 2034
28,000	Commonwealth Edison Co #	28,076
	4.75% December 1, 2011
1,010,000	Energy Future Holdings Corp	386,325
	6.50% November 15, 2024
1,225,000	Energy Future Holdings Corp	465,500
	6.55% November 15, 2034
395,000	Energy Future Holdings Corp	211,325
	5.55% November 15, 2014
317,500	Quezon Power Philippines Ltd	328,613
	8.86% June 15, 2017
250,000	SP PowerAssets Ltd	190,329
	3.73% October 22, 2010
455,000	White Pine Hydro LLC ‡ #	458,244
	6.96% July 10, 2037
300,000	White Pine Hydro LLC ‡ #	315,261
	6.31% July 10, 2017
1,000,000	White Pine Hydro Portfolio LLC ‡ #	907,700
	7.26% July 20, 2015
		$4,838,541

Electronic Instruments & Equipment --- 1.83%
1,500,000	Agilent Technologies Inc	1,727,844
	6.50% November 1, 2017
970,000	Avnet Inc	1,058,054
	5.88% March 15, 2014
245,000	Avnet Inc	280,999
	6.63% September 15, 2016
950,000	Corning Inc	1,089,432
	7.25% August 15, 2036
2,625,000	Ingram Micro Inc	2,718,930
	5.25% September 1, 2017
		$6,875,259

Electronics - Semiconductor --- 2.64%
325,000	Freescale Semiconductor Inc †	324,594
	8.88% December 15, 2014
6,090,000	Intel Corp	7,110,075
	3.25% August 1, 2039
1,760,000	Intel Corp	1,740,200
	2.95% December 15, 2035
610,000	Kulicke & Soffa Industries Inc	571,112
	0.88% June 1, 2012
230,000	Micron Technology Inc	204,413
	1.88% June 1, 2014
		$9,950,394

Financial Services --- 5.38%
1,000,000	Associates Corp of North America	1,103,952
	6.95% November 1, 2018
962,313	CIT Group Inc	947,878
	7.00% May 1, 2016
1,347,243	CIT Group Inc	1,318,614
	7.00% May 1, 2017
577,386	CIT Group Inc †	573,056
	7.00% May 1, 2015
384,922	CIT Group Inc	386,847
	7.00% May 1, 2013
577,386	CIT Group Inc	575,943
	7.00% May 1, 2014
360,000	Citigroup Inc	350,634
	6.13% August 25, 2036
100,000	Citigroup Inc §	130,629
	3.63% November 30, 2017
125,000	Citigroup Inc	119,673
	5.88% February 22, 2033
60,000	Citigroup Inc	60,460
	5.85% December 11, 2034
5,255,000	General Electric Capital Corp	3,977,745
	6.50% September 28, 2015
400,000	General Electric Capital Corp	305,455
	6.75% September 26, 2016
552,000	GMAC Inc	567,180
	8.00% December 31, 2018
979,000	GMAC Inc	1,049,977
	8.00% November 1, 2031
159,000	GMAC Inc	165,658
	6.75% December 1, 2014
255,000	GMAC Inc	270,937
	7.50% December 31, 2013
1,325,000	International Lease Finance Corp ‡	1,417,750
	8.63% September 15, 2015
37,900,127,200	JPMorgan Chase & Co ‡ **	3,884,292
	9.34% April 12, 2012
3,035,000	Lloyds TSB Bank PLC ‡	3,064,242
	6.50% September 14, 2020
		$20,270,922

Food & Beverages --- 1.33%
360,000	Albertson's Inc	293,400
	8.00% May 1, 2031
755,000	Albertson's Inc	552,094
	6.63% June 1, 2028
580,000	Albertson's Inc	491,550
	7.75% June 15, 2026
4,545,000	Albertson's Inc	3,681,450
	7.45% August 1, 2029
		$5,018,494

Foreign Banks --- 1.24%
3,110,000,000	Barclays Bank PLC	2,741,937
	3.68% August 20, 2015
17,433,642,500	JPMorgan Chase London ‡ **	1,943,976
	12.19% October 21, 2010
		$4,685,913

Foreign Governments --- 8.30%
4,290,000	Government of Australia	4,159,962
	7.00% December 1, 2010
2,000,000	Government of Australia	1,961,582
	6.00% May 1, 2012
2,935,000	Government of Australia	2,859,342
	6.00% June 14, 2011
850,000	Government of Ireland	1,000,361
	5.40% March 13, 2025
3,100,000	Government of Ireland	3,714,726
	4.50% October 18, 2018
175,000	Government of Ireland	209,595
	5.00% October 18, 2020
80,000,000	Government of Mexico	7,220,007
	8.00% December 7, 2023
19,430,000	Government of Norway	3,642,148
	6.50% May 15, 2013
28,530,000	Government of Norway	5,246,975
	4.25% May 19, 2017
1,280,000	Government of Norway	240,066
	5.00% May 15, 2015
175,000	Government of Portugual	212,835
	4.80% June 15, 2020
700,000	Government of Portugual	774,968
	3.85% April 15, 2021
		$31,242,567

Gold, Metals & Mining --- 0.11%
255,000	Alcoa Inc	259,401
	6.75% January 15, 2028
140,000	Alcoa Inc	137,712
	5.87% February 23, 2022
		$397,113

Health Care Related --- 2.88%
725,000	HCA Inc	665,187
	7.50% November 6, 2033
80,000	HCA Inc	81,600
	6.75% July 15, 2013
2,035,000	HCA Inc	2,070,613
	6.25% February 15, 2013
130,000	HCA Inc	130,000
	6.50% February 15, 2016
150,000	HCA Inc	149,625
	6.38% January 15, 2015
45,000	HCA Inc	44,381
	5.75% March 15, 2014
175,000	HCA Inc	161,000
	7.75% July 15, 2036
765,000	HCA Inc	715,275
	7.69% June 15, 2025
150,000	HCA Inc	147,000
	7.19% November 15, 2015
575,000	HCA Inc	563,500
	8.36% April 15, 2024
1,115,000	HCA Inc	1,036,950
	7.58% September 15, 2025
395,000	HCA Inc	371,300
	7.50% December 15, 2023
2,505,000	HCA Inc	2,204,400
	7.05% December 1, 2027
2,410,000	Owens & Minor Inc #	2,460,005
	6.35% April 15, 2016
55,000	Tenet Healthcare Corp	44,550
	6.88% November 15, 2031
		$10,845,386

Homebuilding --- 2.19%
80,000	K Hovnanian Enterprises Inc †	52,000
	6.25% January 15, 2016
25,000	K Hovnanian Enterprises Inc †	18,000
	6.38% December 15, 2014
20,000	K Hovnanian Enterprises Inc	15,000
	6.50% January 15, 2014
1,925,000	Lennar Corp †	1,814,313
	5.60% May 31, 2015
3,615,000	Pulte Group Inc	2,711,250
	6.00% February 15, 2035
396,000	Pulte Group Inc	383,130
	5.20% February 15, 2015
695,000	Pulte Group Inc	556,000
	6.38% May 15, 2033
2,665,000	Toll Brothers Finance Corp	2,693,153
	5.15% May 15, 2015
		$8,242,846

Household Goods --- 0.01%
26,000	Dixie Group Inc †	24,440
	7.00% May 15, 2012
		$24,440

Independent Power Producer --- 0.45%
240,000	AES Corp	256,800
	7.75% March 1, 2014
180,000	Dynegy Holdings Inc	122,850
	7.13% May 15, 2018
415,000	Dynegy Holdings Inc	250,038
	7.63% October 15, 2026
2,220,000	NGC Corp Capital Trust I #	1,065,600
	8.32% June 1, 2027
		$1,695,288

Insurance Related --- 2.54%
280,000	American International Group Inc	289,800
	5.85% January 16, 2018
80,000	American International Group Inc	81,400
	5.45% May 18, 2017
1,175,000	Hanover Insurance Group Inc	1,307,608
	7.50% March 1, 2020
125,000	Marsh & McLennan Cos Inc	121,547
	5.88% August 1, 2033
590,000	MBIA Insurance Corp ‡ §	265,500
	14.00% January 15, 2033
1,600,000	MetLife Inc	2,076,000
	10.75% August 1, 2069
810,000	MetLife Inc	757,350
	6.40% December 15, 2036
3,005,000	Mutual of Omaha Insurance Co ‡	2,868,116
	6.80% June 15, 2036
535,000	Penn Mutual Life Insurance Co ‡	484,967
	6.65% June 15, 2034
725,000	XL Capital Ltd	729,415
	6.25% May 15, 2027
575,000	XL Capital Ltd	597,511
	6.38% November 15, 2024
		$9,579,214

Investment Bank/Brokerage Firm --- 0.79%
2,900,000	Morgan Stanley	2,987,632
	5.50% July 24, 2020
		$2,987,632

Machinery --- 0.18%
665,000	Toro Co #	659,618
	6.63% May 1, 2037
		$659,618

Medical Products --- 0.18%
620,000	Boston Scientific Corp	661,254
	6.00% January 15, 2020
		$661,254

Office Equipment & Supplies --- 0.20%
750,000	Xerox Capital Trust I	763,098
	8.00% February 1, 2027
		$763,098

Oil & Gas --- 3.83%
40,000	Allis-Chalmers Energy Inc	40,200
	8.50% March 1, 2017
110,000	Allis-Chalmers Energy Inc	111,100
	9.00% January 15, 2014
880,000	Anadarko Petroleum Corp	969,720
	6.38% September 15, 2017
1,725,000	Chesapeake Energy Corp	1,326,094
	2.25% December 15, 2038
660,000	Chesapeake Energy Corp	574,200
	2.50% May 15, 2037
995,000	Connacher Oil & Gas Ltd ‡	1,009,925
	10.25% December 15, 2015
1,200,000	DCP Midstream LLC ‡	1,306,181
	6.45% November 3, 2036
250,000	El Paso Corp	259,467
	7.80% August 1, 2031
2,000,000	El Paso Corp	1,885,960
	6.95% June 1, 2028
210,000	Parker Drilling Co ‡	213,150
	9.13% April 1, 2018
1,500,000	Pioneer Natural Resources Co	1,546,632
	7.20% January 15, 2028
2,750,000	Plains All American Pipeline LP	2,980,728
	6.65% January 15, 2037
1,275,000	Plains All American Pipeline LP	1,424,360
	6.13% January 15, 2017
110,000	Weatherford International Ltd	111,229
	6.50% August 1, 2036
575,000	Williams Cos Inc	650,590
	7.50% January 15, 2031
		$14,409,536

Paper & Forest Products --- 2.34%
120,000	Georgia-Pacific LLC	136,800
	8.88% May 15, 2031
540,000	Georgia-Pacific LLC	606,150
	8.00% January 15, 2024
635,000	Georgia-Pacific LLC	652,463
	7.25% June 1, 2028
5,850,000	Georgia-Pacific LLC	6,142,500
	7.75% November 15, 2029
685,000	Westvaco Corp	739,544
	7.95% February 15, 2031
490,000	Westvaco Corp	535,916
	8.20% January 15, 2030
		$8,813,373

Personal Loans --- 2.79%
200,000	American General Finance Corp †	191,000
	5.90% September 15, 2012
100,000	American General Finance Corp	79,750
	5.75% September 15, 2016
3,510,000	American General Finance Corp	2,930,850
	6.90% December 15, 2017
900,000	American General Finance Corp	711,000
	6.50% September 15, 2017
300,000	American General Finance Corp †	283,500
	4.88% July 15, 2012
200,000	American General Finance Corp	189,250
	5.38% October 1, 2012
400,000	American General Finance Corp	369,000
	5.85% June 1, 2013
100,000	American General Finance Corp	80,500
	5.40% December 1, 2015
170,000	Ford Motor Credit Co LLC	181,659
	7.00% April 15, 2015
100,000	SLM Corp	95,866
	5.00% April 15, 2015
3,725,000	SLM Corp	3,762,488
	8.45% June 15, 2018
1,305,000	SLM Corp	1,315,641
	5.38% January 15, 2013
60,000	SLM Corp	60,656
	5.13% August 27, 2012
280,000	SLM Corp	266,639
	5.05% November 14, 2014
		$10,517,799

Pharmaceuticals --- 1.05%
1,735,000	Elan Finance PLC	1,778,375
	8.88% December 1, 2013
565,000	Nektar Therapeutics	574,887
	3.25% September 28, 2012
840,000	Valeant Pharmaceuticals International	1,605,450
	4.00% November 15, 2013
		$3,958,712

Railroads --- 0.44%
1,225,000	CSX Corp	1,365,693
	6.00% October 1, 2036
386,000	Missouri Pacific Railroad Co #	280,197
	5.00% January 1, 2045
		$1,645,890

Real Estate --- 2.98%
850,000	Camden Property Trust	902,458
	5.70% May 15, 2017
135,000	Duke Realty LP	144,841
	5.95% February 15, 2017
50,000	Equity Residential	54,748
	5.13% March 15, 2016
2,640,000	Highwoods Realty LP	2,715,338
	5.85% March 15, 2017
2,200,000	Highwoods Realty LP	2,463,615
	7.50% April 15, 2018
935,000	Host Hotels & Resorts LP ‡	911,625
	2.63% April 15, 2027
90,000	iStar Financial Inc †	81,450
	5.65% September 15, 2011
375,000	iStar Financial Inc	297,187
	5.95% October 15, 2013
1,565,000	iStar Financial Inc	1,275,475
	8.63% June 1, 2013
60,000	iStar Financial Inc	46,575
	5.70% March 1, 2014
20,000	iStar Financial Inc	15,200
	6.05% April 15, 2015
20,000	iStar Financial Inc †	15,125
	5.88% March 15, 2016
1,905,000	ProLogis	1,785,937
	1.88% November 15, 2037
395,000	ProLogis	389,321
	6.63% May 15, 2018
60,000	ProLogis	58,699
	5.63% November 15, 2015
50,000	ProLogis	49,361
	5.75% April 1, 2016
		$11,206,955

Retail --- 1.59%
430,000	Dillard's Inc	414,950
	6.63% January 15, 2018
1,070,000	Dillard's Inc	979,050
	7.75% July 15, 2026
500,000	Dillard's Inc	473,750
	7.88% January 1, 2023
850,000	Foot Locker Inc	801,125
	8.50% January 15, 2022
228,000	JC Penney Corp Inc	220,020
	6.38% October 15, 2036
525,000	Macy's Retail Holdings Inc	519,750
	6.38% March 15, 2037
540,000	Toys R Us Inc †	562,950
	7.88% April 15, 2013
2,125,000	Toys R Us Inc	2,029,375
	7.38% October 15, 2018
		$6,000,970

Savings & Loans --- 0.49%
1,830,000	Residential Capital LLC †	1,843,725
	9.63% May 15, 2015
		$1,843,725

Specialized Services --- 3.21%
1,400,000	Alta Wind Holdings LLC ‡	1,481,592
	7.00% June 30, 2035
3,630,000	Case New Holland Inc	3,943,088
	7.75% September 1, 2013
1,300,000	DP World Ltd ‡	1,215,874
	6.85% July 2, 2037
574,950	PF Export Receivable Master Trust ‡	615,197
	6.44% June 1, 2015
120,302	Power Receivable Finance LLC ‡	120,304
	6.29% January 1, 2012
1,125,000	Ranhill Labuan Ltd ‡	1,012,500
	12.50% October 26, 2011
50,000	United Rentals North America Inc	50,000
	7.00% February 15, 2014
880,000	United Rentals North America Inc	891,000
	7.75% November 15, 2013
90,000	United Rentals North America Inc	89,550
	1.88% October 15, 2023
2,475,000	Western Union Co	2,673,740
	6.20% November 17, 2036
		$12,092,845

Supranationals --- 5.55%
17,325,000	Inter-American Development Bank	13,550,452
	6.00% December 15, 2017
9,600,000	International Bank for Reconstruction & Development	7,346,048
	1.43% March 5, 2014
		$20,896,500

Telephone & Telecommunications --- 6.34%
4,555,000	Alcatel-Lucent USA Inc	3,313,763
	6.45% March 15, 2029
505,000	Alcatel-Lucent USA Inc	457,656
	2.88% June 15, 2025
250,000	Alcatel-Lucent USA Inc	180,625
	6.50% January 15, 2028
760,000	AT&T Corp	848,484
	6.50% March 15, 2029
405,000	AT&T Inc	443,336
	6.15% September 15, 2034
170,000	Axtel SAB de CV ‡	156,825
	9.00% September 22, 2019
35,000	BellSouth Corp	39,141
	6.55% June 15, 2034
170,000	BellSouth Corp	180,371
	6.00% November 15, 2034
775,000	Embarq Corp	824,002
	8.00% June 1, 2036
2,670,000	Level 3 Communications Inc ‡ #	2,379,637
	7.00% March 15, 2015
995,000	Level 3 Communications Inc #	886,794
	7.00% March 15, 2015
1,465,000	Level 3 Communications Inc	1,386,256
	3.50% June 15, 2012
445,000	Nextel Communications Inc	447,225
	7.38% August 1, 2015
1,210,000	Nextel Communications Inc	1,203,950
	5.95% March 15, 2014
165,000	Nextel Communications Inc	166,031
	6.88% October 31, 2013
1,580,000	Nortel Networks Capital Corp * @ ^ †	1,027,000
	7.88% June 15, 2026
250,000	Nortel Networks Ltd * @ ^	68,750
	6.88% September 1, 2023
150,000	Qwest Capital Funding Inc	151,500
	7.63% August 3, 2021
3,500,000	Qwest Capital Funding Inc	3,535,000
	7.75% February 15, 2031
500,000	Qwest Corp	525,000
	7.25% September 15, 2025
45,000	Qwest Corp	44,438
	6.88% September 15, 2033
1,149,000	Sprint Capital Corp	1,051,335
	6.88% November 15, 2028
760,000	Sprint Capital Corp	763,800
	6.90% May 1, 2019
130,000	Sprint Capital Corp	136,500
	8.75% March 15, 2032
606,000	Sprint Nextel Corp	598,425
	6.00% December 1, 2016
465,000	Telecom Italia Capital SA	458,712
	6.38% November 15, 2033
470,000	Telecom Italia Capital SA	443,374
	6.00% September 30, 2034
1,960,000	US West Capital Funding Inc	1,842,400
	6.88% July 15, 2028
250,000	US West Capital Funding Inc	250,000
	6.50% November 15, 2018
65,000	Verizon Maryland Inc	58,979
	5.13% June 15, 2033
		$23,869,309

Tobacco --- 0.82%
2,235,000	Reynolds American Inc	2,513,742
	6.75% June 15, 2017
545,000	Reynolds American Inc	572,164
	7.25% June 15, 2037
		$3,085,906

Transportation --- 0.30%
1,650,000	APL Ltd #	1,130,250
	8.00% January 15, 2024
		$1,130,250

U.S. Municipal --- 1.24%
1,855,000	Michigan Tobacco Settlement Finance Authority #	1,473,018
	7.31% June 1, 2034
4,620,000	Tobacco Settlement Financing Corp #	3,198,888
	6.71% June 1, 2046
		$4,671,906

Utilities --- 0.16%
920,000	Calpine Corp * ^ ~	0
	0.00% July 15, 2010
500,000	EQT Corp	619,902
	8.13% June 1, 2019
		$619,902

TOTAL BONDS --- 91.84%		$345,789,086
(Cost $322,629,840)

COMMON STOCK

Shares		Value ($)

Biotechnology --- 0.75%
81,282	Vertex Pharmaceuticals Inc ^	2,809,919
		$2,809,919

Containers --- 0.20%
26,029	Owens-Illinois Inc ^	730,374
		$730,374

Electronic Instruments & Equipment --- 0.25%
51,679	Corning Inc	944,692
		$944,692

Oil & Gas --- 0.25%
42,007	Chesapeake Energy Corp	951,458
		$951,458

Pharmaceuticals --- 0.12%
18,486	Valeant Pharmaceuticals International Inc † ^	463,068
		$463,068

Unit Investment Trust --- 0.04%
8,833	Dreyfus High Yield Strategies Fund †	39,484
5,114	DWS High Income Trust †	51,651
7,484	Highland Credit Strategies Fund	54,858
		$145,993

TOTAL COMMON STOCK --- 1.61%		$6,045,504
(Cost $4,987,313)

PREFERRED STOCK

Shares		Value ($)

Electric Companies --- 0.34%
5,650	AES Trust III	275,790
2,255	New York State Electric & Gas Corp	151,649
25,000	Southern California Edison Co	573,750
3,600	Union Electric Co	266,400
		$1,267,589

Financial Services --- 0.55%
1,484	Bank of America Corp	1,456,175
283	GMAC Inc ‡	259,652
9,608	Sovereign Capital Trust IV	355,496
		$2,071,323

Household Goods --- 0.33%
31,225	Newell Financial Trust Inc	1,235,339
		$1,235,339

Oil & Gas --- 0.09%
415	Chesapeake Energy Corp	35,327
8,000	El Paso Energy Capital Trust I	306,000
		$341,327

Personal Loans --- 0.86%
67,583	Ford Motor Co Capital Trust II †	3,248,208
		$3,248,208

Real Estate --- 0.01%
2,000	FelCor Lodging Trust Inc ^	43,188
		$43,188

Telephone & Telecommunications --- 0.23%
1,070	Lucent Technologies Capital Trust 1	866,700
		$866,700

Utilities --- 0.01%
181	MDU Resources Group Inc	17,970
300	Xcel Energy Inc	20,964
		$38,934

TOTAL PREFERRED STOCK --- 2.42%		$9,112,608
(Cost $7,930,879)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

10,863,000	Federal Home Loan Bank	10,863,000
	0.01% October 1, 2010

TOTAL SHORT-TERM INVESTMENTS --- 2.88%		$10,863,000
(Cost $10,863,000)

SECURITIES LENDING COLLATERAL

Par Value ($)		Value ($)

3,180,546	Bank of America LLC	3,180,547
	Repurchase Agreement
	0.30% October 1, 2010
3,180,546	BNP Paribas Securities Corp	3,180,546
	Repurchase Agreement
	0.28% October 1, 2010
2,938,950	Barclays Capital Inc	2,938,950
	Repurchase Agreement
	0.25% October 1, 2010
4,911,514	Household Bank Securities Inc	4,911,514
	Repurchase Agreement
	0.28% October 1, 2010

TOTAL SECURITIES LENDING COLLATERAL --- 3.77%		$14,211,557
(Cost $14,211,557)

OTHER ASSETS & LIABILITIES --- (2.52%)		$(9,490,251)

TOTAL NET ASSETS --- 100%		$376,531,504
(Cost $360,622,589)

Legend

*	Security in default at September 30, 2010.
@	Security in bankruptcy at September 30, 2010.
†	A portion or all of the security is on loan at September 30, 2010.
‡
The Maxim Loomis Sayles Bond Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance.  Aggregate cost, fair value and percent of net assets of these restricted securities held at September 30, 2010 were $30,205,950, $34,215,245 and 9.09%, respectively.

§	Represents the current interest rate for variable rate security.
**	For zero coupon bond, the interest rate shown is the effective yield on date of purchase.
#
The Maxim Loomis Sayles Bond Portfolio may own certain investment securities that have been deemed “illiquid” because no quoted market exists.  These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance.  It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term and the difference could be material.  Aggregate cost, fair value and percent of net assets of these illiquid securities held at September 30, 2010 were $24,720,462, $21,522,790 and 5.72%, respectively.

^	Non-income Producing Security
~	Security has no market value at September 30, 2010.

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used.  If the closing price is not available, the current bid will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign securities are valued at the closing price on the security’s primary exchange.  If the closing price is not available, the current bid will be used.  Foreign exchange rates are determined by utilizing the New York closing rates.

Fixed income investments are normally valued on the basis of quotations from brokers or dealers or pricing services, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Independent pricing services are utilized when possible and approved by the Board of Directors.  In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented.  Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

For foreign equity securities, factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of the U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds.

For fixed income securities, factors used in the determination of fair value may include, but are not limited to, market data incorporating available trade, bid and other market information such as benchmark curves, benchmarking of like securities, sector groupings and matrix pricing.  Model processes such as Option Adjusted Spread models are used to develop prepayment and interest rate scenarios.  Price evaluators gather information from market sources and integrate relevant credit information, perceived market movements and sector news into the evaluated pricing applications and models.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value.  This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments.  The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs.  These may include quoted prices in markets that are not active or quoted prices for similar assets in active markets.  Valuations may also be based on inputs other than quoted prices that are observable for the asset, such as interest rates and yield curves.  Additional inputs may be used such as benchmark yields, reported trades, broker/dealer quotes, issuer spreads, prepayment speeds and benchmark securities.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.  The prices of the majority of Level 3 securities were obtained from single broker quotes.

As of September 30, 2010, the inputs used to value the Portfolio’s investments were as follows:

Description	Level 1	Level 2	Level 3	Total
Assets
Bonds
Commercial mortgage-backed	$-	$481,144	$-	$481,144
Corporate	-	234,377,196	2,868,688	237,245,884
Foreign government	-	81,748,782	-	81,748,782
Obligations of US states and
their subdivisions	-	4,671,906	-	4,671,906
Other debt	-	20,896,500	744,870	21,641,370
Common Stock
Biotechnology	2,809,919	-	-	2,809,919
Containers	730,374	-	-	730,374
Electronic instruments &
equipment	944,692	-	-	944,692
Oil & gas	951,458	-	-	951,458
Pharmaceuticals	463,068	-	-	463,068
Unit investment trust	145,993	-	-	145,993
Preferred Stock
Electric companies	991,799	275,790	-	1,267,589
Financial services	-	2,071,323	-	2,071,323
Household goods	-	1,235,339	-	1,235,339
Oil & gas	-	341,327	-	341,327
Personal Loans	-	3,248,208	-	3,248,208
Real estate	-	43,188	-	43,188
Telephone &
telecommunications	-	866,700	-	866,700
Utilities	20,964	17,970	-	38,934
Short-term Investments	-	25,074,557	-	25,074,557
Total	$7,058,267	$375,349,930	$3,613,558	$386,021,755

The following is a reconciliation of change in Level 3 assets during the nine months ended September 30, 2010:

Description	Bonds	Other Financial Instruments	Total
Beginning Balance, January 1, 2010	$10,898,000	$41	$10,898,041
Total realized gains or (losses)	-	-	-
Total unrealized gain (or losses) relating to instruments not held at reporting date	37,128	(42)	37,086
Total unrealized gain (or losses) relating to instruments still held at reporting date	179,882		179,882
Purchases, sales and corporate actions	(286,917)	1	(286,916)
Transfers into (out of) Level 3	(7,214,535)	-	(7,214,535)
Ending Balance, September 30, 2010	$3,613,558	$-	$3,613,558

At September 30, 2010, the U.S. Federal income tax cost basis was $360,691,865.  The Maxim Loomis Sayles Bond Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $33,828,467 and gross depreciation of securities in which there was an excess of tax cost over value of $8,498,577, resulting in net appreciation of $25,329,890.

Management determines the Portfolio's industry classifications using one or more widely recognized market indexes or ratings group indexes.  Industries are shown as a percent of total net assets.

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE EQUITY/INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2010
UNAUDITED

COMMON STOCK

Shares		Value ($)

Aerospace & Defense --- 3.26%
88,900	Boeing Co	5,915,406
158,500	Honeywell International Inc	6,964,490
95,300	ITT Corp	4,462,899
49,400	Lockheed Martin Corp	3,521,232
		$20,864,027

Agriculture --- 0.31%
62,300	Archer-Daniels-Midland Co	1,988,616
		$1,988,616

Air Freight --- 1.14%
108,900	United Parcel Service Inc Class B	7,262,541
		$7,262,541

Automobiles --- 0.51%
113,900	Harley-Davidson Inc	3,239,316
		$3,239,316

Banks --- 4.92%
347,600	KeyCorp	2,766,896
204,500	Marshall & Ilsley Corp	1,439,680
329,100	Regions Financial Corp	2,392,557
200,100	SunTrust Banks Inc	5,168,583
403,600	US Bancorp	8,725,832
435,000	Wells Fargo & Co	10,931,550
		$31,425,098

Biotechnology --- 0.54%
63,100	Amgen Inc *	3,477,441
		$3,477,441

Broadcast/Media --- 4.12%
172,800	Cablevision Systems Corp NY Group	4,525,632
159,700	Comcast Corp Class A	2,887,376
299,833	Time Warner Inc	9,189,882
228,100	Walt Disney Co	7,552,391
197,100	WPP PLC	2,186,895
		$26,342,176

Building Materials --- 0.73%
300,400	Masco Corp	3,307,404
105,300	USG Corp * †	1,388,907
		$4,696,311

Chemicals --- 2.83%
153,300	EI du Pont de Nemours & Co	6,840,246
112,200	International Flavors & Fragrances Inc	5,443,944
120,700	Monsanto Co	5,785,151
		$18,069,341

Communications - Equipment --- 0.37%
106,900	Cisco Systems Inc *	2,341,110
		$2,341,110

Computer Hardware & Systems --- 0.46%
228,000	Dell Inc *	2,954,880
		$2,954,880

Computer Software & Services --- 2.13%
157,800	eBay Inc *	3,850,320
134,300	Electronic Arts Inc *	2,206,549
308,500	Microsoft Corp	7,555,165
		$13,612,034

Conglomerates --- 4.37%
131,600	3M Co	11,411,036
1,017,300	General Electric Co	16,531,125
		$27,942,161

Distributors --- 0.49%
70,250	Genuine Parts Co	3,132,448
		$3,132,448

Electric Companies --- 4.85%
245,600	Duke Energy Corp	4,349,576
59,700	Entergy Corp	4,568,841
159,700	Exelon Corp	6,800,026
77,410	FirstEnergy Corp	2,983,381
87,700	Pinnacle West Capital Corp	3,619,379
133,400	PPL Corp	3,632,482
114,000	Progress Energy Inc	5,063,880
		$31,017,565

Electronic Instruments & Equipment --- 1.14%
91,322	Cooper Industries PLC Class A	4,468,385
53,400	Emerson Electric Co	2,812,044
		$7,280,429

Electronics - Semiconductor --- 1.81%
184,200	Analog Devices Inc	5,780,196
370,800	Applied Materials Inc	4,330,944
53,300	Texas Instruments Inc	1,446,562
		$11,557,702

Engineering & Construction --- 0.68%
117,800	Vulcan Materials Co †	4,349,176
		$4,349,176

Financial Services --- 7.07%
886,537	Bank of America Corp	11,622,500
219,000	Bank of New York Mellon Corp	5,722,470
487,505	JPMorgan Chase & Co	18,559,315
187,200	Legg Mason Inc	5,674,032
125,500	NYSE Euronext	3,585,535
		$45,163,852

Food & Beverages --- 2.58%
206,700	Hershey Co	9,836,853
120,000	Kraft Foods Inc Class A	3,703,200
70,200	McCormick & Co Inc	2,951,208
		$16,491,261

Gold, Metals & Mining --- 1.23%
168,300	Alcoa Inc	2,038,113
152,800	Nucor Corp	5,836,960
		$7,875,073

Homebuilding --- 0.18%
105,200	DR Horton Inc	1,169,824
		$1,169,824

Hotels/Motels --- 0.81%
143,649	Marriott International Inc Class A †	5,146,944
		$5,146,944

Household Goods --- 3.40%
180,800	Fortune Brands Inc	8,900,784
104,000	Kimberly-Clark Corp	6,765,200
75,000	Whirlpool Corp	6,072,000
		$21,737,984

Independent Power Producer --- 0.67%
87,700	Constellation Energy Group Inc	2,827,448
71,300	NRG Energy Inc *	1,484,466
		$4,311,914

Insurance Related --- 3.06%
52,600	Chubb Corp	2,997,674
178,927	Lincoln National Corp	4,279,934
280,700	Marsh & McLennan Cos Inc	6,770,484
142,300	Sun Life Financial Inc	3,705,492
34,695	Travelers Cos Inc	1,807,609
		$19,561,193

Leisure & Entertainment --- 1.35%
41,550	Madison Square Garden Inc *	875,874
249,200	Mattel Inc	5,846,232
167,200	MGM Resorts International * †	1,886,016
		$8,608,122

Machinery --- 2.43%
62,600	Deere & Co	4,368,228
30,200	Eaton Corp	2,491,198
166,500	Illinois Tool Works Inc	7,828,830
20,900	Pall Corp	870,276
		$15,558,532

Medical Products --- 0.38%
49,700	Beckman Coulter Inc	2,424,863
		$2,424,863

Office Equipment & Supplies --- 0.66%
114,000	Avery Dennison Corp	4,231,680
		$4,231,680

Oil & Gas --- 13.34%
114,200	Anadarko Petroleum Corp	6,515,110
53,200	Baker Hughes Inc	2,266,320
138,722	BP PLC sponsored ADR	5,711,185
210,544	Chevron Corp	17,064,591
68,700	ConocoPhillips	3,945,441
216,896	Exxon Mobil Corp	13,402,004
149,400	Murphy Oil Corp	9,250,848
208,100	Royal Dutch Shell PLC ADR †	12,548,430
122,900	Schlumberger Ltd	7,571,869
131,600	Spectra Energy Corp	2,967,580
111,100	Sunoco Inc	4,055,150
		$85,298,528

Paper & Forest Products --- 1.91%
311,883	International Paper Co	6,783,455
142,800	MeadWestvaco Corp	3,481,464
124,613	Weyerhaeuser Co	1,963,901
		$12,228,820

Personal Loans --- 3.42%
325,100	American Express Co	13,663,953
108,600	Capital One Financial Corp	4,295,130
336,600	SLM Corp *	3,887,730
		$21,846,813

Pharmaceuticals --- 4.95%
210,500	Bristol-Myers Squibb Co	5,706,655
152,800	Eli Lilly & Co	5,581,784
115,900	Johnson & Johnson	7,181,164
196,600	Merck & Co Inc	7,236,846
346,388	Pfizer Inc	5,947,482
		$31,653,931

Printing & Publishing --- 1.37%
205,300	McGraw-Hill Cos Inc	6,787,218
254,400	New York Times Co Class A *	1,969,056
		$8,756,274

Retail --- 3.63%
145,600	Bed Bath & Beyond Inc *	6,320,496
342,100	Home Depot Inc	10,837,728
122,900	Macy's Inc	2,837,761
67,600	Tiffany & Co †	3,176,524
		$23,172,509

Specialized Services --- 1.00%
105,300	Computer Sciences Corp	4,843,800
118,300	H&R Block Inc	1,531,985
		$6,375,785

Telephone & Telecommunications --- 4.56%
468,970	AT&T Inc	13,412,542
841,600	Qwest Communications International Inc	5,276,832
361,100	Sprint Nextel Corp *	1,671,893
183,286	Verizon Communications Inc	5,973,291
1,146,300	Vodafone Group PLC	2,828,322
		$29,162,880

Utilities --- 2.85%
114,000	CenterPoint Energy Inc	1,792,080
352,900	NiSource Inc	6,140,460
87,700	PG&E Corp	3,983,334
87,500	TECO Energy Inc	1,515,500
209,200	Xcel Energy Inc	4,805,324
		$18,236,698

TOTAL COMMON STOCK --- 95.51%		$610,565,852
(Cost $618,780,099)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

28,170,000	Federal Home Loan Bank	28,170,000
	0.01% October 1, 2010

TOTAL SHORT-TERM INVESTMENTS --- 4.40%		$28,170,000
(Cost $28,170,000)

SECURITIES LENDING COLLATERAL

Par Value ($)		Value ($)

1,617,108	Bank of America LLC	1,617,107
	Repurchase Agreement
	0.30% October 1, 2010
2,292,211	Household Bank Securities Inc	2,292,211
	Repurchase Agreement
	0.28% October 1, 2010
1,697,851	Barclays Capital Inc	1,697,851
	Repurchase Agreement
	0.25% October 1, 2010

TOTAL SECURITIES LENDING COLLATERAL --- 0.88%		$5,607,169
(Cost $5,607,169)

OTHER ASSETS & LIABILITIES --- (0.79%)		$(5,060,849)

TOTAL NET ASSETS --- 100%		$639,282,172
(Cost $652,557,268)

Legend

*	Non-income Producing Security
†	A portion or all of the security is on loan at September 30, 2010.
ADR	American Depositary Receipt

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used.  If the closing price is not available, the current bid will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign securities are valued at the closing price on the security’s primary exchange.  If the closing price is not available, the current bid will be used.  Foreign exchange rates are determined by utilizing the New York closing rates.

Independent pricing services are utilized when possible and approved by the Board of Directors.  In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented.  Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

For foreign equity securities, factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of the U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value.  This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments.  The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs.  These may include quoted prices in markets that are not active or quoted prices for similar assets in active markets.  Valuations may also be based on inputs other than quoted prices that are observable for the asset, such as interest rates and yield curves.  Additional inputs may be used such as benchmark yields, reported trades, broker/dealer quotes, issuer spreads, prepayment speeds and benchmark securities.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of September 30, 2010, the inputs used to value the Portfolio’s investments were as follows:

Description	Level 1	Level 2	Level 3	Total
Assets
Common Stock
Aerospace & defense	$20,864,027	$-	$-	$20,864,027
Agriculture	1,988,616	-	-	1,988,616
Air freight	7,262,541	-	-	7,262,541
Automobiles	3,239,316	-	-	3,239,316
Banks	31,425,098	-	-	31,425,098
Biotechnology	3,477,441	-	-	3,477,441
Broadcast/media	26,342,176	-	-	26,342,176
Building materials	4,696,311	-	-	4,696,311
Chemicals	18,069,341	-	-	18,069,341
Communications - equipment	2,341,110	-	-	2,341,110
Computer hardware &
systems	2,954,880	-	-	2,954,880
Computer software &
services	13,612,034	-	-	13,612,034
Conglomerates	27,942,161	-	-	27,942,161
Distributors	3,132,448	-	-	3,132,448
Electric companies	31,017,565	-	-	31,017,565
Electronic instruments &
equipment	7,280,429	-	-	7,280,429
Electronics - semiconductor	11,557,702	-	-	11,557,702
Engineering & construction	4,349,176	-	-	4,349,176
Financial services	45,163,852	-	-	45,163,852
Food & beverages	16,491,261	-	-	16,491,261
Gold, metals & mining	7,875,073	-	-	7,875,073
Homebuilding	1,169,824	-	-	1,169,824
Hotels/motels	5,146,944	-	-	5,146,944
Household goods	21,737,984	-	-	21,737,984
Independent power producer	4,311,914	-	-	4,311,914
Insurance related	19,561,193	-	-	19,561,193
Leisure & entertainment	8,608,122	-	-	8,608,122
Machinery	15,558,532	-	-	15,558,532
Medical products	2,424,863	-	-	2,424,863
Office equipment & supplies	4,231,680	-	-	4,231,680
Oil & gas	85,298,528	-	-	85,298,528
Paper & forest products	12,228,820	-	-	12,228,820
Personal loans	21,846,813	-	-	21,846,813
Pharmaceuticals	31,653,931	-	-	31,653,931
Printing & publishing	8,756,274	-	-	8,756,274
Retail	23,172,509	-	-	23,172,509
Specialized services	6,375,785	-	-	6,375,785
Telephone &
telecommunications	29,162,880	-	-	29,162,880
Utilities	18,236,698	-	-	18,236,698
Short-term Investments	-	33,777,169	-	33,777,169
Total	$610,565,852	$33,777,169	$-	$644,343,021

At September 30, 2010, the U.S. Federal income tax cost basis was $664,192,446.  The Maxim T. Rowe Price Equity/Income Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $73,466,017 and gross depreciation of securities in which there was an excess of tax cost over value of $93,315,442, resulting in net depreciation of $19,849,425.

Management determines the Portfolio's industry classifications using one or more widely recognized market indexes or ratings group indexes.  Industries are shown as a percent of total net assets.

MAXIM SERIES FUND, INC.

MAXIM SMALL-CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2010
UNAUDITED

COMMON STOCK

Shares		Value ($)

Aerospace & Defense --- 2.68%
50,500	AAR Corp *	942,330
51,400	Hexcel Corp *	914,406
19,800	Ladish Co Inc *	616,374
7,615	Triumph Group Inc	568,003
		$3,041,113

Air Freight --- 1.46%
31,900	Forward Air Corp	829,400
28,100	HUB Group Inc Class A *	822,206
		$1,651,606

Auto Parts & Equipment --- 1.21%
4,700	Fuel Systems Solutions Inc *	183,817
41,000	Tenneco Inc *	1,187,770
		$1,371,587

Banks --- 1.25%
30,300	First Midwest Bancorp Inc	349,359
207,900	Synovus Financial Corp	511,434
31,500	Webster Financial Corp	553,140
		$1,413,933

Biotechnology --- 6.54%
18,600	Acorda Therapeutics Inc *	614,172
52,000	Alkermes Inc *	761,800
70,600	Allos Therapeutics Inc * †	333,232
33,900	Cubist Pharmaceuticals Inc *	792,921
14,400	Dionex Corp *	1,244,736
45,400	Enzon Pharmaceuticals Inc * †	510,750
33,400	ICON PLC sponsored ADR *	722,108
40,300	Momenta Pharmaceuticals Inc * †	606,515
27,700	Onyx Pharmaceuticals Inc *	730,726
47,700	PAREXEL International Corp *	1,103,301
		$7,420,261

Building Materials --- 0.61%
23,700	Universal Forest Products Inc	693,225
		$693,225

Chemicals --- 2.07%
18,900	Arch Chemicals Inc	663,201
82,100	PolyOne Corp *	992,589
21,100	Quaker Chemical Corp	687,016
		$2,342,806

Communications - Equipment --- 3.34%
34,900	Aruba Networks Inc *	744,766
43,300	NETGEAR Inc *	1,169,533
36,000	Plantronics Inc	1,216,080
14,400	Riverbed Technology Inc *	656,352
		$3,786,731

Computer Hardware & Systems --- 0.51%
21,400	Netezza Corp *	576,730
		$576,730

Computer Software & Services --- 13.56%
26,500	ArcSight Inc *	1,154,340
71,600	Ariba Inc *	1,353,240
40,200	AsiaInfo-Linkage Inc *	793,146
33,100	Bottomline Technologies Inc *	508,416
25,600	Concur Technologies Inc *	1,265,664
39,200	Constant Contact Inc * †	840,056
21,100	Informatica Corp *	810,451
19,500	JDA Software Group Inc *	494,520
11,500	MICROS Systems Inc *	486,795
50,400	NetSuite Inc * †	1,187,928
51,200	NIC Inc	424,448
45,500	Rackspace Hosting Inc * †	1,182,090
40,400	SAVVIS Inc *	851,632
39,900	SuccessFactors Inc *	1,001,889
39,200	Taleo Corp *	1,136,408
78,700	TIBCO Software Inc *	1,396,138
12,700	VistaPrint NV *	490,855
		$15,378,016

Containers --- 0.61%
106,000	Boise Inc *	687,940
		$687,940

Cosmetics & Personal Care --- 0.96%
37,700	Nu Skin Enterprises Inc Class A	1,085,760
		$1,085,760

Distributors --- 1.50%
20,900	Applied Industrial Technologies Inc	639,540
142,400	RSC Holdings Inc *	1,062,304
		$1,701,844

Electronic Instruments & Equipment --- 3.93%
22,800	Anixter International Inc *	1,230,972
20,900	Baldor Electric Co	844,360
45,648	Belden Inc	1,204,194
10,964	II-VI Inc *	409,286
19,000	Tech Data Corp *	765,700
		$4,454,512

Electronics - Semiconductor --- 6.59%
17,100	Atheros Communications *	450,585
32,700	Cavium Networks Inc * †	940,452
19,600	Cymer Inc *	726,768
38,000	MKS Instruments Inc *	683,240
44,100	Netlogic Microsystems Inc * †	1,216,278
91,200	PMC-Sierra Inc *	671,232
39,200	Skyworks Solutions Inc *	810,656
28,600	Veeco Instruments Inc * †	997,282
45,400	Volterra Semiconductor Corp *	977,008
		$7,473,501

Engineering & Construction --- 0.68%
31,600	EMCOR Group Inc *	777,044
		$777,044

Financial Services --- 1.49%
34,500	Encore Capital Group Inc *	621,690
16,600	Portfolio Recovery Associates Inc * †	1,073,190
		$1,694,880

Food & Beverages --- 1.00%
27,600	Diamond Foods Inc †	1,131,324
		$1,131,324

Gold, Metals & Mining --- 0.86%
34,200	Brush Engineered Materials Inc *	972,648
		$972,648

Health Care Related --- 4.21%
36,700	Bio-Reference Laboratories Inc *	765,562
26,900	Catalyst Health Solutions Inc *	947,149
7,500	Computer Programs & Systems Inc	319,275
23,800	Emdeon Inc Class A *	289,884
60,100	Healthsouth Corp *	1,153,920
38,000	PSS World Medical Inc *	812,440
7,300	Quality Systems Inc †	484,063
		$4,772,293

Household Goods --- 1.37%
43,900	Ethan Allen Interiors Inc	766,494
25,400	Tempur-Pedic International Inc *	787,400
		$1,553,894

Investment Bank/Brokerage Firm --- 1.16%
55,000	MF Global Holdings Ltd *	396,000
19,800	Stifel Financial Corp *	916,542
		$1,312,542

Machinery --- 5.66%
44,800	Actuant Corp Class A	1,028,608
37,300	Albany International Corp Class A	705,716
60,000	ArvinMeritor Inc *	932,400
8,755	Astec Industries Inc *	249,780
55,300	Barnes Group Inc	972,727
27,098	CIRCOR International Inc	856,297
26,000	EnPro Industries Inc *	813,280
21,800	Kaydon Corp	754,280
33,339	Mueller Water Products Inc Class A †	100,684
		$6,413,772

Manufacturing --- 0.65%
121,200	SMART Modular Technologies WWH Inc *	730,836
		$730,836

Medical Products --- 5.45%
58,200	American Medical Systems Holdings Inc *	1,139,556
33,500	Merit Medical Systems Inc *	532,315
28,800	Neogen Corp *	974,880
28,900	NuVasive Inc * †	1,015,546
21,300	SonoSite Inc *	713,763
32,600	STERIS Corp	1,082,972
21,000	West Pharmaceutical Services Inc	720,510
		$6,179,542

Office Equipment & Supplies --- 1.05%
49,500	American Reprographics Co *	388,575
27,900	HNI Corp	802,404
		$1,190,979

Oil & Gas --- 5.94%
26,000	Berry Petroleum Co Class A	824,980
67,600	Brigham Exploration Co *	1,267,500
13,800	CARBO Ceramics Inc	1,117,800
45,600	Clean Energy Fuels Corp * †	647,976
44,100	Complete Production Services Inc *	901,845
71,000	North American Energy Partners Inc *	578,650
26,300	Oasis Petroleum Inc *	509,431
34,300	World Fuel Services Corp	892,143
		$6,740,325

Paper & Forest Products --- 0.68%
10,200	Clearwater Paper Corp *	776,016
		$776,016

Personal Loans --- 1.11%
81,800	Cardtronics Inc *	1,262,174
		$1,262,174

Pharmaceuticals --- 1.44%
24,700	Auxilium Pharmaceuticals Inc * †	612,066
25,700	Salix Pharmaceuticals Ltd *	1,020,804
		$1,632,870

Pollution Control --- 0.95%
51,200	Tetra Tech Inc *	1,073,664
		$1,073,664

Printing & Publishing --- 1.22%
89,800	EW Scripps Co *	707,624
103,300	Innerworkings Inc * †	678,681
		$1,386,305

Railroads --- 0.32%
8,300	Genesee & Wyoming Inc *	360,137
		$360,137

Restaurants --- 2.03%
13,300	Buffalo Wild Wings Inc *	636,937
43,600	California Pizza Kitchen Inc *	743,816
34,900	Papa John's International Inc *	920,662
		$2,301,415

Retail --- 7.99%
22,600	99 Cents Only Stores * †	426,688
59,600	AnnTaylor Stores Corp *	1,206,304
78,900	Asbury Automotive Group Inc *	1,110,123
93,200	Chicos FAS Inc	980,464
29,600	Citi Trends Inc *	716,616
38,800	Dress Barn Inc *	921,500
32,100	DSW Inc * †	921,270
22,000	Gymboree Corp *	913,880
29,100	hhgregg Inc * †	720,516
16,100	Jo-Ann Stores Inc *	717,255
14,800	Ulta Salon Cosmetics & Fragrance Inc *	432,160
		$9,066,776

Savings & Loans --- 0.44%
137,700	PMI Group Inc * †	505,359
		$505,359

Shoes --- 1.56%
22,200	Deckers Outdoor Corp *	1,109,112
16,000	Steven Madden Ltd *	656,960
		$1,766,072

Specialized Services --- 2.96%
21,700	Coinstar Inc * †	932,883
40,700	RightNow Technologies Inc *	801,790
71,400	Sapient Corp	854,658
45,400	TNS Inc * †	769,530
		$3,358,861

Textiles --- 0.71%
37,700	True Religion Apparel Inc *	804,518
		$804,518

Transportation --- 0.60%
35,200	Knight Transportation Inc	680,416
		$680,416

TOTAL COMMON STOCK --- 98.35%		$111,524,227
(Cost $102,786,425)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

1,879,000	Federal Home Loan Bank	1,879,000
	0.01% October 1, 2010

TOTAL SHORT-TERM INVESTMENTS --- 1.66%		$1,879,000
(Cost $1,879,000)

SECURITIES LENDING COLLATERAL

Par Value ($)		Value ($)

2,864,328	Bank of America LLC	2,864,328
	Repurchase Agreement
	0.30% October 1, 2010
2,864,328	BNP Paribas Securities Corp	2,864,328
	Repurchase Agreement
	0.28% October 1, 2010
2,845,013	Barclays Capital Inc	2,845,012
	Repurchase Agreement
	0.25% October 1, 2010
2,788,203	Household Bank Securities Inc	2,788,203
	Repurchase Agreement
	0.28% October 1, 2010

TOTAL SECURITIES LENDING COLLATERAL --- 10.02%		$11,361,871
(Cost $11,361,871)

OTHER ASSETS & LIABILITIES --- (10.03%)		$(11,367,898)

TOTAL NET ASSETS --- 100%		$113,397,200
(Cost $116,027,296)
Legend

*	Non-income Producing Security
†	A portion or all of the security is on loan at September 30, 2010.
ADR	American Depositary Receipt

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used.  If the closing price is not available, the current bid will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign securities are valued at the closing price on the security’s primary exchange.  If the closing price is not available, the current bid will be used.  Foreign exchange rates are determined by utilizing the New York closing rates.

Independent pricing services are utilized when possible and approved by the Board of Directors.  In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented.  Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

For foreign equity securities, factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of the U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value.  This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments.  The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs.  These may include quoted prices in markets that are not active or quoted prices for similar assets in active markets.  Valuations may also be based on inputs other than quoted prices that are observable for the asset, such as interest rates and yield curves.  Additional inputs may be used such as benchmark yields, reported trades, broker/dealer quotes, issuer spreads, prepayment speeds and benchmark securities.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of September 30, 2010, the inputs used to value the Portfolio’s investments were as follows:

Description	Level 1	Level 2	Level 3	Total
Assets
Common Stock
Aerospace & defense	$3,041,113	$-	$-	$3,041,113
Air freight	1,651,606	-	-	1,651,606
Auto parts & equipment	1,371,587	-	-	1,371,587
Banks	1,413,933	-	-	1,413,933
Biotechnology	7,420,261	-	-	7,420,261
Building materials	693,225	-	-	693,225
Chemicals	2,342,806	-	-	2,342,806
Communications - equipment	3,786,731	-	-	3,786,731
Computer hardware &
systems	576,730	-	-	576,730
Computer software &
services	15,378,016	-	-	15,378,016
Containers	687,940	-	-	687,940
Cosmetics & personal care	1,085,760	-	-	1,085,760
Distributors	1,701,844	-	-	1,701,844
Electronic instruments &
equipment	4,454,512	-	-	4,454,512
Electronics - semiconductor	7,473,501	-	-	7,473,501
Engineering & construction	777,044	-	-	777,044
Financial services	1,694,880	-	-	1,694,880
Food & beverages	1,131,324	-	-	1,131,324
Gold, metals & mining	972,648	-	-	972,648
Health care related	4,772,293	-	-	4,772,293
Household goods	1,553,894	-	-	1,553,894
Investment bank/brokerage
firm	1,312,542	-	-	1,312,542
Machinery	6,413,772	-	-	6,413,772
Manufacturing	730,836	-	-	730,836
Medical products	6,179,542	-	-	6,179,542
Office equipment & supplies	1,190,979	-	-	1,190,979
Oil & gas	6,740,325	-	-	6,740,325
Paper & forest products	776,016	-	-	776,016
Personal loans	1,262,174	-	-	1,262,174
Pharmaceuticals	1,632,870	-	-	1,632,870
Pollution control	1,073,664	-	-	1,073,664
Printing & publishing	1,386,305	-	-	1,386,305
Railroads	360,137	-	-	360,137
Restaurants	2,301,415	-	-	2,301,415
Retail	9,066,776	-	-	9,066,776
Savings & loans	505,359	-	-	505,359
Shoes	1,766,072	-	-	1,766,072
Specialized services	3,358,861	-	-	3,358,861
Textiles	804,518	-	-	804,518
Transportation	680,416	-	-	680,416
Short-term Investments	-	13,240,871	-	13,240,871
Total	$111,524,227	$13,240,871	$-	$124,765,098

At September 30, 2010, the U.S. Federal income tax cost basis was $116,828,497.  The Maxim Small-Cap Growth Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $13,124,804 and gross depreciation of securities in which there was an excess of tax cost over value of $5,188,203, resulting in net appreciation of $7,936,601.

Management determines the Portfolio's industry classifications using one or more widely recognized market indexes or ratings group indexes.  Industries are shown as a percent of total net assets.

MAXIM SERIES FUND, INC.

MAXIM INVESCO ADR PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2010
UNAUDITED

COMMON STOCK

Shares		Value ($)

Agriculture --- 0.11%
334,000	Chaoda Modern Agriculture Holdings Ltd	277,949
		$277,949

Air Freight --- 1.20%
116,935	TNT NV ADR	3,145,552
		$3,145,552

Auto Parts & Equipment --- 0.29%
3,336	Hyundai Mobis	751,929
		$751,929

Automobiles --- 4.83%
56,838	Bayerische Motoren Werke AG	3,986,867
283,681	Nissan Motor Co Ltd sponsored ADR	4,958,744
757,577	Porsche Automobil Holding SE ADR	3,674,248
		$12,619,859

Chemicals --- 4.03%
69,412	Agrium Inc	5,205,206
778,000	Sinofert Holdings Ltd	447,650
224,279	Sumitomo Chemical Co Ltd ADR †	4,878,068
		$10,530,924

Communications - Equipment --- 1.39%
34,350	HTC Corp	780,209
285,275	Nokia OYJ sponsored ADR	2,861,308
		$3,641,517

Conglomerates --- 1.44%
60,274	Barloworld Ltd ADR †	404,462
72,145	Hutchison Whampoa Ltd ADR	3,359,793
		$3,764,255

Distributors --- 0.81%
44,585	Mitsubishi Corp sponsored ADR	2,107,979
		$2,107,979

Electric Companies --- 1.79%
25,356	Cia Energetica de Minas Gerais sponsored ADR †	415,585
138,735	Iberdrola SA sponsored ADR	4,253,615
		$4,669,200

Electronic Instruments & Equipment --- 4.03%
35,629	AU Optronics Corp sponsored ADR †	372,679
201,997	FUJIFILM Holdings Corp ADR	6,665,901
66,226	Murata Manufacturing Co Ltd ADR	3,476,865
		$10,515,445

Electronics - Semiconductor --- 0.44%
160,000	Powertech Technology Inc	515,050
936	Samsung Electronics Co Ltd	637,425
		$1,152,475

Engineering & Construction --- 2.91%
93,443	Bouygues SA	4,025,855
279,366	Holcim Ltd ADR	3,575,885
		$7,601,740

Food & Beverages --- 2.84%
61,740	Seven & I Holdings Co Ltd ADR	2,900,545
14,715	Tiger Brands Ltd sponsored ADR †	403,044
137,495	Unilever NV NY Shrs	4,108,351
		$7,411,940

Foreign Banks --- 12.59%
165,862	Asya Katilim Bankasi AS	396,649
183,183	Australia & New Zealand Banking Group Ltd sponsored ADR	4,202,218
42,059	Banco Santander Brasil SA ADR	579,152
410,902	Banco Santander SA sponsored ADR	5,202,021
85,800	Bangkok Bank PLC NVDR	440,691
195,509	Barclays PLC sponsored ADR	3,685,345
98,836	BNP Paribas ADR	3,502,748
359,000	China Construction Bank Corp	313,766
457,038	Credit Agricole SA ADR †	3,555,756
1,097,508	Mitsubishi UFJ Financial Group Inc ADR †	5,081,462
710,762	National Bank of Greece SA ADR †	1,613,430
9,440	Shinhan Financial Group Co Ltd	361,657
32,315	Standard Bank Group Ltd	512,943
3,810	State Bank of India Ltd sponsored GDR	545,447
40,129	Toronto-Dominion Bank	2,899,721
		$32,893,006

Gold, Metals & Mining --- 4.23%
89,030	BHP Billiton Ltd sponsored ADR †	6,794,770
6,616	KGHM Polska Miedz SA	266,139
1,154	POSCO	524,576
398,194	Salzgitter AG ADR	2,524,550
30,200	Usinas Siderurgicas de Minas Gerais SA §	404,808
17,288	Vale SA sponsored ADR	540,596
		$11,055,439

Homebuilding --- 0.42%
14,298	Desarrolladora Homex SAB de CV ADR † §	462,826
52,500	PDG Realty SA Empreendimentos e Participacoes	624,291
		$1,087,117

Household Goods --- 0.26%
2,591	LG Electronics Inc	218,255
157,284	Steinhoff International Holdings Ltd	462,028
		$680,283

Independent Power Producer --- 1.70%
72,702	International Power PLC ADR †	4,434,822
		$4,434,822

Insurance Related --- 4.96%
7,710	Dongbu Insurance Co Ltd	238,641
77,433	Intact Financial Corp	3,432,519
132,336	Muenchener Rueckversicherungs AG ADR †	1,827,560
319,370	Zurich Financial Services AG ADR	7,457,290
		$12,956,010

Investment Bank/Brokerage Firm --- 1.15%
86,559	Macquarie Group Ltd ADR	3,016,581
		$3,016,581

Machinery --- 0.21%
3,399	Hyundai Mipo Dockyard	561,175
		$561,175

Office Equipment & Supplies --- 1.41%
78,608	Canon Inc sponsored ADR	3,672,566
		$3,672,566

Oil & Gas --- 11.08%
2,845	CNOOC Ltd ADR †	552,784
41,599	Dragon Oil PLC §	287,856
87,783	EnCana Corp	2,653,680
101,867	Eni SpA sponsored ADR	4,398,617
144,939	Nexen Inc	2,913,274
18,458	OAO Gazprom sponsored ADR	388,300
15,225	Petroleo Brasileiro SA ADR	552,211
27,300	PTT PLC	267,427
104,977	Repsol YPF SA sponsored ADR	2,701,058
35,553	Rosneft Oil Co GDR §	235,631
116,467	Royal Dutch Shell PLC ADR	6,847,129
9,052	Sasol Ltd sponsored ADR †	405,439
91,127	Statoil ASA sponsored ADR †	1,911,845
93,574	Total SA sponsored ADR †	4,828,418
		$28,943,669

Pharmaceuticals --- 7.90%
59,610	Actelion Ltd §	2,387,828
70,694	AstraZeneca PLC sponsored ADR	3,584,186
116,006	GlaxoSmithKline PLC sponsored ADR	4,584,557
187,868	Sanofi-Aventis ADR	6,246,611
167,002	Takeda Pharmaceutical Co Ltd sponsored ADR	3,831,026
		$20,634,208

Railroads --- 0.94%
245,823	East Japan Railway Co ADR †	2,468,063
		$2,468,063

Real Estate --- 3.09%
234,760	Cheung Kong (Holdings) Ltd ADR	3,542,529
561,800	Henderson Land Development Co Ltd sponsored ADR	4,005,634
2,784,000	Renhe Commercial Holdings Co Ltd	520,064
		$8,068,227

Retail --- 3.61%
304,685	Esprit Holdings Ltd sponsored ADR	3,287,551
743	Lotte Shopping Co Ltd	310,105
61,582	Metro Inc	2,671,806
51,070	Yamada Denki Co Ltd	3,171,492
		$9,440,954

Telephone & Telecommunications --- 9.81%
10,881	America Movil SAB de CV ADR Series L	580,284
294,000	China Unicom Hong Kong Ltd	429,931
131,767	Nippon Telegraph & Telephone Corp ADR	2,888,333
167,731	NTT DoCoMo Inc sponsored ADR	2,804,462
9,657	PT Telekomunikasi Indonesia sponsored ADR	398,737
14,180	SK Telecom Co Ltd ADR	247,724
179,974	Swisscom AG sponsored ADR	7,245,753
57,344	Telefonica SA sponsored ADR †	4,252,058
253,017	Telstra Corp Ltd ADR	3,210,786
144,086	Vodafone Group PLC sponsored ADR	3,574,774
		$25,632,842

Tobacco --- 2.74%
120,446	Imperial Tobacco Group PLC ADR	7,154,492
		$7,154,492

Transportation --- 1.84%
569,194	Nippon Yusen KK sponsored ADR	4,633,239
88,000	U-Ming Marine Transport Corp	172,663
		$4,805,902

Utilities --- 0.98%
59,762	National Grid PLC sponsored ADR	2,554,248
		$2,554,248

TOTAL COMMON STOCK --- 95.03%		$248,250,368
(Cost $242,931,770)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

12,343,000	Federal Home Loan Bank	12,343,000
	0.01% October 1, 2010

TOTAL SHORT-TERM INVESTMENTS --- 4.73%		$12,343,000
(Cost $12,343,000)

SECURITIES LENDING COLLATERAL

Par Value ($)		Value ($)

4,725,016	BNP Paribas Securities Corp	4,725,016
	Repurchase Agreement
	0.28% October 1, 2010
1,828,420	Bank of America LLC	1,828,420
	Repurchase Agreement
	0.30% October 1, 2010
4,726,144	Barclays Capital Inc	4,726,144
	Repurchase Agreement
	0.25% October 1, 2010

TOTAL SECURITIES LENDING COLLATERAL --- 4.32%		$11,279,580
(Cost $11,279,580)

OTHER ASSETS & LIABILITIES --- (4.08%)		$(10,646,960)

TOTAL NET ASSETS --- 100%		$261,225,988
(Cost $266,554,350)

Legend

ADR	American Depositary Receipt
†	A portion or all of the security is on loan at September 30, 2010.
GDR	Global Depositary Receipt
§	Non-income Producing Security
NVDR	Non Voting Depositary Receipt

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used.  If the closing price is not available, the current bid will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign securities are valued at the closing price on the security’s primary exchange.  If the closing price is not available, the current bid will be used.  Foreign exchange rates are determined by utilizing the New York closing rates.

Independent pricing services are utilized when possible and approved by the Board of Directors.  In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented.  Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

For foreign equity securities, factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of the U.S. securities market, reviewing developments in foreign markets and evaluating the performance of American Depository Receipts (ADRs), futures contracts and exchange-traded funds.

Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value.  This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments.  The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs.  These may include quoted prices in markets that are not active or quoted prices for similar assets in active markets.  Valuations may also be based on inputs other than quoted prices that are observable for the asset, such as interest rates and yield curves.  Additional inputs may be used such as benchmark yields, reported trades, broker/dealer quotes, issuer spreads, prepayment speeds and benchmark securities.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of September 30, 2010, the inputs used to value the Portfolio’s investments were as follows:

Description	Level 1	Level 2	Level 3	Total
Assets
Common Stock
Agriculture	$277,949	$-	$-	$277,949
Air freight	-	3,145,552	-	3,145,552
Auto parts & equipment	751,928	-	-	751,928
Automobiles	3,986,867	8,632,992	-	12,619,859
Chemicals	5,652,856	4,878,068	-	10,530,924
Communications - equipment	3,641,517	-	-	3,641,517
Conglomerates	-	3,764,255	-	3,764,255
Distributors	-	2,107,979	-	2,107,979
Electric companies	415,585	4,253,615	-	4,669,200
Electronic instruments &
equipment	372,679	10,142,766	-	10,515,445
Electronics - semiconductor	1,152,475	-	-	1,152,475
Engineering & construction	4,025,855	3,575,885	-	7,601,740
Food & beverages	4,108,351	3,303,589	-	7,411,940
Foreign banks	21,632,284	11,260,722	-	32,893,006
Gold, metals & mining	8,530,889	2,524,550	-	11,055,439
Homebuilding	1,087,117	-	-	1,087,117
Household goods	680,283	-	-	680,283
Independent power producer	-	4,434,822	-	4,434,822
Insurance related	11,128,450	1,827,560	-	12,956,010
Investment bank/brokerage
firm	-	3,016,581	-	3,016,581
Machinery	561,175	-	-	561,175
Office equipment & supplies	3,672,566	-	-	3,672,566
Oil & gas	28,708,038	235,631	-	28,943,669
Pharmaceuticals	16,803,182	3,831,026	-	20,634,208
Railroads	-	2,468,063	-	2,468,063
Real estate	520,064	7,548,163	-	8,068,227
Retail	6,153,403	3,287,551	-	9,440,954
Telephone &
telecommunications	15,176,303	10,456,539	-	25,632,842
Tobacco	-	7,154,492	-	7,154,492
Transportation	172,663	4,633,239	-	4,805,902
Utilities	2,554,248	-	-	2,554,248
Short-term Investments	-	23,622,580	-	23,622,580
Total	$141,766,706	$130,106,242	$-	$271,872,948

At September 30, 2010, the U.S. Federal income tax cost basis was $267,346,289.  The Maxim Invesco ADR Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $27,677,554 and gross depreciation of securities in which there was an excess of tax cost over value of $23,150,895, resulting in net appreciation of $4,526,659.

Management determines the Portfolio's industry classifications using one or more widely recognized market indexes or ratings group indexes.  Industries are shown as a percent of total net assets.

MAXIM SERIES FUND, INC.

MAXIM INVESCO ADR PORTFOLIO
SUMMARY OF INVESTMENTS BY COUNTRY
SEPTEMBER 30, 2010

		% of Portfolio
Country	Values ($)	Investment
Australia	$17,224,355	6.34%
Bermuda	447,650	0.17%
Brazil	3,116,643	1.14%
Canada	19,776,206	7.27%
China	3,601,317	1.32%
Finland	2,861,308	1.05%
France	22,159,388	8.16%
Germany	12,013,225	4.42%
Greece	1,613,430	0.59%
Hong Kong	12,688,684	4.66%
India	545,447	0.20%
Indonesia	398,737	0.15%
Ireland	287,856	0.10%
Italy	4,398,617	1.62%
Japan	48,580,001	17.87%
Mexico	1,043,110	0.38%
Netherlands	7,253,903	2.67%
Norway	1,911,845	0.70%
Poland	266,139	0.10%
Russia	623,931	0.23%
South Africa	2,187,916	0.81%
South Korea	3,851,487	1.41%
Spain	16,408,750	6.03%
Switzerland	20,666,756	7.61%
Taiwan	1,840,601	0.68%
Thailand	708,118	0.26%
Turkey	396,651	0.15%
United Kingdom	36,419,553	13.40%
United States	28,581,324	10.51%
	$271,872,948	100.00%

MAXIM SERIES FUND, INC.

MAXIM SHORT DURATION BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2010
UNAUDITED

BONDS

Par Value ($)		Value ($)

Aerospace & Defense --- 1.06%
250,000	Boeing Co	281,309
	5.00% March 15, 2014
250,000	ITT Corp	275,155
	4.90% May 1, 2014
		$556,464

Agency - Pass Through --- 9.76%
82,967	Fannie Mae *	86,803
	2.58% March 1, 2034
168,201	Fannie Mae	194,930
	8.00% October 1, 2030
332,913	Fannie Mae	353,480
	5.00% September 1, 2033
883,864	Fannie Mae	930,385
	4.50% May 1, 2024
534,650	Fannie Mae	580,803
	6.00% October 1, 2035
711,792	Freddie Mac	766,899
	6.00% August 1, 2037
822,234	Freddie Mac	865,768
	4.50% May 1, 2024
521,687	Freddie Mac	561,494
	5.50% July 1, 2023
404,623	Freddie Mac *	429,772
	6.00% October 1, 2036
308,266	Freddie Mac	336,644
	6.50% July 1, 2036
		$5,106,978

Agency Asset Backed --- 0.82%
49,818	Fannie Mae *	49,340
	Series 2004-T9 Class A1
	0.40% April 25, 2035
362,693	Fannie Mae	381,263
	Series 2003-T4 Class 2A6
	4.76% July 26, 2033
		$430,603

Agency Mortgage Backed --- 6.58%
374,482	Fannie Mae *	373,789
	Series 2004-90 Class F
	0.51% November 25, 2034
158,007	Freddie Mac *	157,874
	Series 3032 Class FP
	0.56% August 15, 2035
257,724	Freddie Mac	260,287
	Series R007 Class AC
	5.88% May 15, 2016
735,395	Freddie Mac *	733,958
	Series 2637 Class FA
	0.66% June 15, 2018
319,463	Freddie Mac	325,377
	Series R001 Class AE
	4.38% April 15, 2015
1,418,607	US Department of Veterans Affairs	1,588,840
	Series 1996-3 Class 1Z
	6.75% September 15, 2026
		$3,440,125

Agriculture --- 0.49%
250,000	Corn Products International Inc	254,811
	3.20% November 1, 2015
		$254,811

Banks --- 2.93%
1,000,000	UBS AG	1,010,125
	2.25% August 12, 2013
250,000	US Bancorp	256,646
	2.13% February 15, 2013
250,000	Wells Fargo & Co	265,089
	3.63% April 15, 2015
		$1,531,860

Biotechnology --- 0.51%
250,000	Genzyme Corp †	265,113
	3.63% June 15, 2015
		$265,113

Broadcast/Media --- 2.11%
250,000	Comcast Corp	289,721
	5.85% November 15, 2015
250,000	DIRECTV Holdings LLC	252,434
	3.13% February 15, 2016
250,000	News America Holdings Inc	291,927
	9.25% February 1, 2013
250,000	Viacom Inc	271,350
	4.38% September 15, 2014
		$1,105,432

Chemicals --- 1.08%
250,000	Chevron Phillips Chemical Co LLC †	289,122
	7.00% June 15, 2014
250,000	Potash Corp of Saskatchewan Inc	277,638
	5.25% May 15, 2014
		$566,760

Commercial Mortgage Backed --- 18.62%
805,000	Bear Stearns Commercial Mortgage Securities Inc	815,971
	Series 2004-PWR5 Class A3
	4.57% July 11, 2042
765,000	Bear Stearns Commercial Mortgage Securities Inc	815,891
	Series 2003-T10 Class A2
	4.74% March 13, 2040
50,000	Bear Stearns Commercial Mortgage Securities Inc *	53,060
	Series 2005-T20 Class AAB
	5.28% October 12, 2042
1,843	Bear Stearns Commercial Mortgage Securities Inc	1,842
	Series 1998-C1 Class A2
	6.44% June 16, 2030
100,000	Bear Stearns Commercial Mortgage Securities Inc *	109,907
	Series 2004-PWR4 Class A3
	5.47% June 11, 2041
225,000	Bear Stearns Commercial Mortgage Securities Inc *	236,320
	Series 2002-PBW1 Class A2
	4.72% November 11, 2035
135,357	GMAC Commercial Mortgage Securities Inc	137,719
	Series 2003-C3 Class A3
	4.65% April 10, 2040
500,000	Greenwich Capital Commercial Funding Corp	542,794
	Series 2003-C Class A4
	4.92% January 5, 2036
244,000	JP Morgan Chase Commercial Mortgage Securities Corp	248,751
	Series 2004-CBX Class A4
	4.53% January 12, 2037
300,000	JP Morgan Chase Commercial Mortgage Securities Corp	311,980
	Series 2004-CBX Class A5
	4.65% January 12, 2037
250,000	JP Morgan Chase Commercial Mortgage Securities Corp	267,042
	Series 2005-LDP2 Class A4
	4.74% July 15, 2042
250,000	JP Morgan Chase Commercial Mortgage Securities Corp	255,095
	Series 2004-CB8 Class A3
	4.01% January 12, 2039
308,039	JP Morgan Chase Commercial Mortgage Securities Corp	316,422
	Series 2004-CB8 Class A1A
	4.16% January 12, 2039
500,000	JP Morgan Chase Commercial Mortgage Securities Corp *	540,895
	Series 2004-C2 Class A3
	5.40% May 15, 2041
47,015	Morgan Stanley Capital I	47,605
	Series 2006-T23 Class A1
	5.68% April 12, 2011
325,000	Morgan Stanley Dean Witter Capital I	351,110
	Series 2003-T11 Class A4
	5.15% June 13, 2041
500,000	Morgan Stanley Capital I *	547,359
	Series 2004-IQ7 Class A4
	5.54% June 15, 2038
500,000	Morgan Stanley Capital I	529,047
	Series 2005-IQ10 Class AAB
	5.18% September 15, 2042
500,000	Morgan Stanley Capital I *	543,446
	Series 2006-T21 Class A4
	5.16% October 12, 2052
250,000	Morgan Stanley Dean Witter Capital I	264,561
	Series 2003-TOP9 Class A2
	4.74% November 13, 2036
500,000	Morgan Stanley Dean Witter Capital I	534,029
	Series 2003-HQ2 Class A2
	4.92% March 12, 2035
441,862	Morgan Stanley Dean Witter Capital I	454,013
	Series 2001-TOP3 Class A4
	6.39% July 15, 2033
1,662,780	Salomon Brothers Mortgage Securities VII	1,685,952
	Series 2001-C1 Class A3
	6.43% December 18, 2035
126,473	Wachovia Bank Commercial Mortgage Trust *	127,756
	Series 2003-C6 Class A3
	4.96% August 15, 2035
		$9,738,567

Computer Hardware & Systems --- 0.55%
250,000	Hewlett-Packard Co	288,905
	6.13% March 1, 2014
		$288,905

Cosmetics & Personal Care --- 0.54%
250,000	Avon Products Inc	283,692
	5.63% March 1, 2014
		$283,692

Electric Companies --- 2.18%
500,000	Duke Energy Carolinas LLC	568,637
	5.75% November 15, 2013
250,000	PECO Energy Co	282,130
	5.00% October 1, 2014
250,000	Westar Energy Inc	287,236
	6.00% July 1, 2014
		$1,138,003

Electronic Instruments & Equipment --- 0.49%
250,000	Agilent Technologies Inc	255,041
	2.50% July 15, 2013
		$255,041

Financial Services --- 3.60%
250,000	Bank of America Corp	252,572
	3.70% September 1, 2015
250,000	Bank of America Corp	262,312
	4.50% April 1, 2015
250,000	Citigroup Inc	277,619
	6.38% August 12, 2014
250,000	Citigroup Inc	266,188
	5.13% May 5, 2014
250,000	CME Group Inc	283,611
	5.75% February 15, 2014
250,000	JPMorgan Chase Bank NA	283,157
	5.88% June 13, 2016
250,000	NASDAQ OMX Group Inc	258,362
	4.00% January 15, 2015
		$1,883,821

Food & Beverages --- 3.24%
250,000	Anheuser-Busch InBev Worldwide Inc	264,055
	3.63% April 15, 2015
250,000	Anheuser-Busch InBev Worldwide Inc †	291,317
	7.20% January 15, 2014
250,000	Bottling Group LLC	296,384
	6.95% March 15, 2014
250,000	Coca-Cola Enterprises Inc	300,519
	7.38% March 3, 2014
250,000	Kraft Foods Inc	290,701
	6.75% February 19, 2014
250,000	Woolworths Ltd †	253,068
	2.55% September 22, 2015
		$1,696,044

Foreign Banks --- 4.00%
250,000	Bank of Nova Scotia	267,032
	3.40% January 22, 2015
250,000	Bank of Nova Scotia	257,205
	2.25% January 22, 2013
250,000	Barclays Bank PLC	277,156
	5.20% July 10, 2014
500,000	Canadian Imperial Bank of Commerce †	520,247
	2.60% July 2, 2015
250,000	Credit Agricole SA †	257,845
	3.50% April 13, 2015
250,000	Royal Bank of Canada	259,210
	2.63% December 15, 2015
250,000	Toronto-Dominion Bank †	253,353
	2.20% July 29, 2015
		$2,092,048

Health Care Related --- 1.04%
250,000	Express Scripts Inc	266,888
	5.25% June 15, 2012
250,000	Roche Holdings Inc †	279,515
	5.00% March 1, 2014
		$546,403

Household Goods --- 0.51%
250,000	Fortune Brands Inc	268,861
	4.88% December 1, 2013
		$268,861

Insurance Related --- 1.54%
250,000	Berkshire Hathaway Inc	265,130
	3.20% February 11, 2015
250,000	Principal Life Income Funding Trust	268,832
	5.30% December 14, 2012
250,000	Prudential Financial Inc	270,367
	4.75% September 17, 2015
		$804,329

Investment Bank/Brokerage Firm --- 3.15%
250,000	Charles Schwab Corp	277,748
	4.95% June 1, 2014
250,000	Goldman Sachs Group Inc	260,212
	3.63% August 1, 2012
250,000	Goldman Sachs Group Inc	270,640
	5.13% January 15, 2015
250,000	Lehman Brothers Holdings Inc ‡ ^ §	55,312
	4.50% July 26, 2010
250,000	Morgan Stanley	274,463
	6.00% May 13, 2014
250,000	Nomura Holdings Inc	270,015
	5.00% March 4, 2015
215,000	Xstrata Finance Canada Ltd †	237,541
	5.80% November 15, 2016
		$1,645,931

Leisure & Entertainment --- 0.52%
250,000	Hasbro Inc	273,358
	6.13% May 15, 2014
		$273,358

Medical Products --- 1.07%
250,000	Beckman Coulter Inc	285,737
	6.00% June 1, 2015
250,000	CareFusion Corp	275,735
	5.13% August 1, 2014
		$561,472

Office Equipment & Supplies --- 0.52%
250,000	Xerox Corp	273,847
	5.65% May 15, 2013
		$273,847

Oil & Gas --- 4.33%
250,000	ConocoPhillips	278,504
	4.75% February 1, 2014
250,000	Gulfstream Natural Gas System LLC †	299,464
	6.95% June 1, 2016
250,000	Hess Corp	292,552
	7.00% February 15, 2014
250,000	Husky Energy Inc	278,153
	5.90% June 15, 2014
217,788	Kern River Funding Corp †	231,033
	4.89% April 30, 2018
250,000	Marathon Oil Corp	287,077
	6.50% February 15, 2014
250,000	Smith International Inc	304,652
	8.63% March 15, 2014
250,000	Sunoco Logistics Partners Operations LP	292,634
	8.75% February 15, 2014
		$2,264,069

Other Asset-Backed --- 14.86%
1,000,000	ACE Securities Corp †	744,146
	Series 2007-D1 Class A2
	6.34% February 25, 2038
260,000	AESOP Funding II LLC †	276,809
	Series 2010-3A Class A
	4.64% May 20, 2016
1,000,000	AESOP Funding II LLC †	1,026,123
	Series 2010-2A Class A
	3.63% August 20, 2014
200,000	Chase Issuance Trust	218,027
	Series 2008-A4 Class A4
	4.65% March 15, 2015
100,000	Citibank Credit Card Issuance Trust	110,410
	Series 2003-A7 Class A7
	4.15% July 7, 2017
500,000	CNH Equipment Trust	523,693
	Series 2009-C Class A4
	3.00% August 15, 2015
212,572	Equity One ABS Inc	212,502
	Series 2004-1 Class AF6
	4.21% April 25, 2034
1,227,294	GMAC Mortgage Corp Loan Trust ~	706,077
	Series 2007 Class A3
	6.19% December 25, 2037
500,000	Harley-Davidson Motorcycle Trust	530,573
	Series 2009-1 Class A4
	4.55% January 15, 2017
480,000	Hertz Vehicle Financing LLC †	529,795
	Series 2009-2A Class A2
	5.29% March 25, 2016
250,000	Honda Auto Receivables Owner Trust	261,439
	Series 2009-3 Class A4
	3.30% September 15, 2015
138,922	Household Home Equity Loan Trust	139,978
	Series 2006-3 Class A2F
	5.66% March 20, 2036
250,000	Household Home Equity Loan Trust	264,167
	Series 2006-4 Class A3F
	5.30% March 20, 2036
14,099	John Deere Owner Trust	14,270
	Series 2009-A Class A3
	2.59% October 15, 2013
250,000	John Deere Owner Trust	263,035
	Series 2009-A Class A
	3.96% May 15, 2016
67,161	Popular ABS Mortgage Pass-Through Trust *	67,078
	Series 2006-D Class A1
	0.32% November 25, 2046
296,802	Residential Funding Mortgage Securities II Inc *	283,745
	Series 2007-HSA3 Class AI3
	6.03% May 25, 2037
250,000	Residential Funding Mortgage Securities II Inc	230,024
	Series 2006-HI2 Class A3
	5.79% February 25, 2036
730,000	Residential Funding Mortgage Securities II Inc	602,934
	Series 2006-HI5 Class A3
	5.50% August 25, 2025
500,000	Wells Fargo Home Equity Trust *	513,558
	Series 2004-2 Class AI5
	4.89% May 25, 2034
250,000	World Omni Auto Receivables Trust	256,925
	Series 2010-A Class A4
	2.21% September 15, 2013
		$7,775,308

Personal Loans --- 2.53%
250,000	American Express Co	293,137
	7.25% May 20, 2014
250,000	American Express Credit Corp	287,357
	7.30% August 20, 2013
170,000	American Express Credit Corp	190,606
	5.30% December 2, 2015
250,000	American Honda Finance Corp †	285,561
	6.70% October 1, 2013
250,000	Toyota Motor Credit Corp	265,211
	3.20% June 17, 2015
		$1,321,872

Pollution Control --- 0.56%
250,000	Waste Management Inc	293,161
	6.38% March 11, 2015
		$293,161

Printing & Publishing --- 0.54%
250,000	Thomson Reuters Corp	280,674
	5.95% July 15, 2013
		$280,674

Railroads --- 0.56%
250,000	Burlington Northern Santa Fe LLC	292,561
	7.00% February 1, 2014
		$292,561

Real Estate --- 1.48%
250,000	Duke Realty LP	264,902
	5.40% August 15, 2014
217,000	Liberty Property LP	232,611
	6.38% August 15, 2012
250,000	Simon Property Group LP	277,327
	5.10% June 15, 2015
		$774,840

Retail --- 0.52%
254,139	CVS Caremark Corp †	271,294
	7.77% January 10, 2012
		$271,294

Specialized Services --- 1.98%
250,000	BP Capital Markets PLC	251,313
	3.13% October 1, 2015
255,000	Equifax Inc	272,075
	4.45% December 1, 2014
250,000	Fiserv Inc	253,747
	3.13% October 1, 2015
250,000	Pearson Funding Two PLC †	260,763
	4.00% May 17, 2016
		$1,037,898

Telephone & Telecommunications --- 0.54%
250,000	Cellco Partnership	282,714
	5.55% February 1, 2014
		$282,714

Transportation --- 0.56%
250,000	Ryder System Inc	294,311
	7.20% September 1, 2015
		$294,311

U.S. Government --- 0.96%
500,000	United States of America	499,570
	1.88% August 31, 2017
		$499,570

Whole Loan --- 0.24%
130,321	Countrywide Home Loans *	123,203
	Series 2003-15 Class 1A1
	0.76% June 25, 2018
		$123,203

TOTAL BONDS --- 96.57%		$50,519,943
(Cost $48,769,094)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

Repurchase Agreements

1,615,000	Undivided interest of 5.35% in a repurchase agreement (Principal Amount/Value $30,190,000 with a maturity value of $30,190,210) with Credit Suisse, 0.25%, dated 9/30/10, to be repurchased at $1,615,011 on 10/01/10, collateralized by Freddie Mac, 6.00%, 5/01/36 - 1/01/37, with a value of $30,794,330.	1,615,000

TOTAL SHORT-TERM INVESTMENTS --- 3.09%		$1,615,000
(Cost $1,615,000)

OTHER ASSETS & LIABILITIES --- 0.34%		$181,010

TOTAL NET ASSETS --- 100%		$52,315,953
(Cost $50,384,094)

Legend

*	Represents the current interest rate for variable rate security.
†
The Maxim Short Duration Bond Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance.  Aggregate cost, fair value and percent of net assets of these restricted securities held at September 30, 2010 were $6,450,440, $6,572,109 and 12.56%, respectively.

‡	Security in default at September 30, 2010.
^	Security in bankruptcy at September 30, 2010.
§	Non-income producing security
~
The Maxim Short Duration Bond Portfolio may own certain investment securities that have been deemed “illiquid” because no quoted market exists.  These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance.  It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term and the difference could be material.  Aggregate cost, fair value and percent of net assets of these illiquid securities held at September 30, 2010 were $1,230,012, $706,077 and 1.35%, respectively.

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

Fixed income investments are normally valued on the basis of quotations from brokers or dealers or pricing services, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Independent pricing services are utilized when possible and approved by the Board of Directors.  In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented.  Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

For fixed income securities, factors used in the determination of fair value may include, but are not limited to, market data incorporating available trade, bid and other market information such as benchmark curves, benchmarking of like securities, sector groupings and matrix pricing.  Model processes such as Option Adjusted Spread models are used to develop prepayment and interest rate scenarios.  Price evaluators gather information from market sources and integrate relevant credit information, perceived market movements and sector news into the evaluated pricing applications and models.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value.  This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments.  The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs.  These may include quoted prices in markets that are not active or quoted prices for similar assets in active markets.  Valuations may also be based on inputs other than quoted prices that are observable for the asset, such as interest rates and yield curves.  Additional inputs may be used such as benchmark yields, reported trades, broker/dealer quotes, issuer spreads, prepayment speeds and benchmark securities.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.  The prices of the majority of Level 3 securities were obtained from single broker quotes.

As of September 30, 2010, 100% of the Portfolio’s investments were valued using Level 2 inputs.   See Schedule of Investments for values in each industry.

The following is a reconciliation of change in Level 3 assets during the nine months ended September 30, 2010:

Description	Bonds
Beginning Balance, January 1, 2010	$299,283
Total realized gains or (losses)	-
Total unrealized gain (or losses) relating to instruments not held at reporting date	-
Total unrealized gain (or losses) relating to instruments still held at reporting date	-
Purchases, sales and corporate actions	-
Transfers into (out of) Level 3	(299,283)
Ending Balance, September 30, 2010	$-

At September 30, 2010, the U.S. Federal income tax cost basis was $50,244,040.  The Maxim Short Duration Bond Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $2,870,340 and gross depreciation of securities in which there was an excess of tax cost over value of $979,437, resulting in net appreciation of $1,890,903.

Management determines the Portfolio's industry classifications using one or more widely recognized market indexes or ratings group indexes.  Industries are shown as a percent of total net assets.

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE MID CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2010
UNAUDITED

COMMON STOCK

Shares		Value ($)

Aerospace & Defense --- 1.81%
24,000	Alliant Techsystems Inc *	1,809,600
40,000	Goodrich Corp	2,949,200
66,000	Rockwell Collins Inc	3,844,500
		$8,603,300

Air Freight --- 0.47%
138,000	UTI Worldwide Inc	2,219,040
		$2,219,040

Airlines --- 0.10%
35,000	Southwest Airlines Co	457,450
		$457,450

Auto Parts & Equipment --- 0.77%
87,000	WABCO Holdings Inc *	3,648,780
		$3,648,780

Banks --- 2.01%
142,000	Fifth Third Bancorp	1,708,260
268,000	Marshall & Ilsley Corp	1,886,720
568,000	Popular Inc *	1,647,201
67,000	SunTrust Banks Inc	1,730,610
161,000	TCF Financial Corp	2,606,590
		$9,579,381

Biotechnology --- 7.51%
34,000	Alexion Pharmaceuticals Inc *	2,188,240
67,000	BioMarin Pharmaceutical Inc *	1,497,450
91,000	Bruker Corp *	1,276,730
82,000	Cephalon Inc *	5,120,080
102,000	Covance Inc *	4,772,580
132,000	Human Genome Sciences Inc *	3,932,280
79,000	Illumina Inc *	3,886,800
161,000	QIAGEN NV *	2,856,140
61,000	Regeneron Pharmaceuticals Inc *	1,671,400
80,000	Theravance Inc *	1,608,000
66,000	Vertex Pharmaceuticals Inc *	2,281,620
66,000	Waters Corp *	4,671,480
		$35,762,800

Broadcast/Media --- 4.01%
155,000	Cablevision Systems Corp NY Group	4,059,450
81,000	Discovery Communications Inc Class A *	3,527,550
93,000	Discovery Communications Inc Class C *	3,551,670
168,000	Lamar Advertising Co Class A *	5,345,760
40,000	Liberty Media Corp - Starz Series A *	2,595,200
		$19,079,630

Communications - Equipment --- 2.34%
471,000	JDS Uniphase Corp *	5,835,690
174,000	Juniper Networks Inc *	5,280,900
		$11,116,590

Computer Hardware & Systems --- 0.06%
21,000	Smart Technologies Inc *	284,550
		$284,550

Computer Software & Services --- 8.88%
67,000	Akamai Technologies Inc *	3,362,060
53,000	Autodesk Inc *	1,694,410
158,000	Electronic Arts Inc *	2,595,940
25,000	Equinix Inc *	2,558,750
53,000	FactSet Research Systems Inc	4,299,890
107,000	McAfee Inc *	5,056,820
80,000	MICROS Systems Inc *	3,386,400
172,000	Nuance Communications Inc *	2,690,080
66,000	Rackspace Hosting Inc *	1,714,680
130,000	Red Hat Inc *	5,330,000
95,000	Rovi Corp *	4,788,950
108,000	Solera Holdings Inc	4,769,280
		$42,247,260

Conglomerates --- 1.70%
345,000	McDermott International Inc *	5,099,100
145,000	Textron Inc	2,981,200
		$8,080,300

Distributors --- 1.67%
103,000	Fastenal Co	5,478,570
46,000	MSC Industrial Direct Co Inc Class A	2,485,840
		$7,964,410

Electronic Instruments & Equipment --- 5.65%
67,000	A123 Systems Inc *	600,990
152,000	AMETEK Inc	7,261,040
145,000	Babcock & Wilcox Co *	3,085,600
70,000	Dolby Laboratories Inc *	3,976,700
16,000	First Solar Inc *	2,357,600
136,000	FLIR Systems Inc *	3,495,200
94,000	Roper Industries Inc	6,126,920
		$26,904,050

Electronics - Semiconductor --- 6.39%
158,000	Altera Corp	4,765,280
32,000	Cree Inc *	1,737,280
130,000	Intersil Holding Corp Class A	1,519,700
134,000	Marvell Technology Group Ltd *	2,346,340
224,000	MEMC Electronic Materials Inc *	2,670,080
125,000	Microchip Technology Inc	3,931,250
200,000	National Semiconductor Corp	2,554,000
132,000	NVIDIA Corp *	1,541,760
121,000	PMC-Sierra Inc *	890,560
67,000	Silicon Laboratories Inc *	2,455,550
87,000	Varian Semiconductor Equipment Associates Inc *	2,503,860
132,000	Xilinx Inc	3,512,520
		$30,428,180

Engineering & Construction --- 1.36%
53,000	Foster Wheeler AG *	1,296,380
272,000	Quanta Services Inc *	5,189,760
		$6,486,140

Financial Services --- 3.37%
49,000	CBOE Holdings Inc	981,960
94,000	Eaton Vance Corp	2,729,760
95,000	Interactive Brokers Group Inc Class A *	1,634,950
32,000	IntercontinentalExchange Inc *	3,351,040
125,000	MSCI Inc Class A *	4,151,250
112,000	NYSE Euronext	3,199,840
		$16,048,800

Food & Beverages --- 0.80%
103,000	Whole Foods Market Inc *	3,822,330
		$3,822,330

Gold, Metals & Mining --- 1.94%
91,000	Agnico-Eagle Mines Ltd	6,463,730
88,000	Franco-Nevada Corp	2,768,549
		$9,232,279

Health Care Related --- 2.81%
16,000	Cerner Corp *	1,343,840
122,000	Community Health Systems Inc *	3,778,340
86,000	Henry Schein Inc *	5,037,880
33,000	Laboratory Corp of America Holdings *	2,588,190
17,000	SXC Health Solutions Corp *	619,990
		$13,368,240

Hotels/Motels --- 2.12%
61,000	Choice Hotels International Inc	2,224,060
66,000	Gaylord Entertainment Co *	2,013,000
163,000	Marriott International Inc Class A	5,840,290
		$10,077,350

Independent Power Producer --- 1.06%
407,000	Calpine Corp *	5,067,150
		$5,067,150

Insurance Related --- 1.94%
92,000	Aon Corp	3,598,120
114,000	Principal Financial Group Inc	2,954,880
99,000	WR Berkley Corp	2,679,930
		$9,232,930

Investment Bank/Brokerage Firm --- 1.19%
71,000	Raymond James Financial Inc	1,798,430
240,000	TD Ameritrade Holding Corp *	3,876,000
		$5,674,430

Leisure & Entertainment --- 0.76%
36,000	Madison Square Garden Inc *	758,880
33,000	Wynn Resorts Ltd	2,863,410
		$3,622,290

Machinery --- 2.31%
26,000	Danaher Corp	1,055,860
75,000	Gardner Denver Inc	4,026,000
48,000	Harsco Corp	1,179,840
119,000	IDEX Corp	4,225,690
11,000	Wabtec Corp	525,690
		$11,013,080

Manufacturing --- 0.88%
119,000	Trimble Navigation Ltd *	4,169,760
		$4,169,760

Medical Products --- 4.66%
177,000	CareFusion Corp *	4,396,680
53,000	CR Bard Inc	4,315,790
133,000	DENTSPLY International Inc	4,252,010
89,000	Edwards Lifesciences Corp *	5,967,450
53,000	IDEXX Laboratories Inc *	3,271,160
		$22,203,090

Miscellaneous --- 1.81%
94,000	IHS Inc Class A *	6,392,000
79,500	Verisk Analytics Inc Class A *	2,226,795
		$8,618,795

Oil & Gas --- 6.44%
86,000	Atlas Energy Inc *	2,463,040
128,000	Consol Energy Inc	4,730,880
47,000	Continental Resources Inc *	2,178,920
70,000	FMC Technologies Inc *	4,780,300
73,000	Peabody Energy Corp	3,577,730
113,000	Range Resources Corp	4,308,690
53,000	SM Energy Co	1,985,380
164,000	Trican Well Service Ltd	2,615,648
95,000	Ultra Petroleum Corp *	3,988,100
		$30,628,688

Pharmaceuticals --- 1.04%
188,000	Elan Corp PLC sponsored ADR *	1,081,000
154,000	Valeant Pharmaceuticals International Inc *	3,857,710
		$4,938,710

Real Estate --- 0.22%
42,000	St Joe Co *	1,044,540
		$1,044,540

Restaurants --- 2.60%
37,000	Chipotle Mexican Grill Inc *	6,364,000
21,000	Panera Bread Co Class A *	1,860,810
79,000	Starbucks Corp	2,020,820
58,000	Tim Hortons Inc	2,111,780
		$12,357,410

Retail --- 6.47%
53,000	Bed Bath & Beyond Inc *	2,300,730
191,000	CarMax Inc *	5,321,260
164,000	Dollar General Corp *	4,797,000
211,000	Expedia Inc	5,952,310
237,000	Liberty Media Corp - Interactive Series A *	3,249,270
83,000	O'Reilly Automotive Inc *	4,415,600
97,000	Shoppers Drug Mart Corp	3,770,075
26,000	Shoppers Drug Mart Corp *	1,010,535
		$30,816,780

Specialized Services --- 6.08%
53,000	DeVry Inc	2,608,130
40,000	Education Management Corp *	587,200
107,000	Fiserv Inc *	5,758,740
63,600	Gartner Inc *	1,872,384
144,000	Global Payments Inc	6,176,160
55,000	Manpower Inc	2,871,000
152,000	Robert Half International Inc	3,952,000
290,000	Western Union Co	5,124,300
		$28,949,914

Textiles --- 0.74%
82,000	Coach Inc	3,522,720
		$3,522,720

Transportation --- 0.95%
427,000	Hertz Global Holdings Inc *	4,521,930
		$4,521,930

TOTAL COMMON STOCK --- 94.92%		$451,793,077
(Cost $377,113,117)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

23,947,000	Federal Home Loan Bank	23,947,000
	0.01% October 1, 2010

TOTAL SHORT-TERM INVESTMENTS --- 5.03%		$23,947,000
(Cost $23,947,000)

OTHER ASSETS & LIABILITIES --- 0.05%		$222,659

TOTAL NET ASSETS --- 100%		$475,962,736
(Cost $401,060,117)

Legend

*	Non-income Producing Security
ADR	American Depositary Receipt

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used.  If the closing price is not available, the current bid will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign securities are valued at the closing price on the security’s primary exchange.  If the closing price is not available, the current bid will be used.  Foreign exchange rates are determined by utilizing the New York closing rates.

Independent pricing services are utilized when possible and approved by the Board of Directors.  In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented.  Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

For foreign equity securities, factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of the U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value.  This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments.  The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs.  These may include quoted prices in markets that are not active or quoted prices for similar assets in active markets.  Valuations may also be based on inputs other than quoted prices that are observable for the asset, such as interest rates and yield curves.  Additional inputs may be used such as benchmark yields, reported trades, broker/dealer quotes, issuer spreads, prepayment speeds and benchmark securities.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of September 30, 2010, the inputs used to value the Portfolio’s investments were as follows:

Description	Level 1	Level 2	Level 3	Total
Assets
Common Stock
Aerospace & defense	$8,603,300	$-	$-	$8,603,300
Air freight	2,219,040	-	-	2,219,040
Airlines	457,450	-	-	457,450
Auto parts & equipment	3,648,780	-	-	3,648,780
Banks	9,579,381	-	-	9,579,381
Biotechnology	35,762,800	-	-	35,762,800
Broadcast/media	19,079,630	-	-	19,079,630
Communications - equipment	11,116,590	-	-	11,116,590
Computer hardware &
systems	284,550	-	-	284,550
Computer software &
services	42,247,260	-	-	42,247,260
Conglomerates	8,080,300	-	-	8,080,300
Distributors	7,964,410	-	-	7,964,410
Electronic instruments &
equipment	26,904,050	-	-	26,904,050
Electronics - semiconductor	30,428,180	-	-	30,428,180
Engineering & construction	6,486,140	-	-	6,486,140
Financial services	16,048,800	-	-	16,048,800
Food & beverages	3,822,330	-	-	3,822,330
Gold, metals & mining	9,232,279	-	-	9,232,279
Health care related	13,368,240	-	-	13,368,240
Hotels/motels	10,077,350	-	-	10,077,350
Independent power producer	5,067,150	-	-	5,067,150
Insurance related	9,232,930	-	-	9,232,930
Investment bank/brokerage
firm	5,674,430	-	-	5,674,430
Leisure & entertainment	3,622,290	-	-	3,622,290
Machinery	11,013,080	-	-	11,013,080
Manufacturing	4,169,760	-	-	4,169,760
Medical products	22,203,090	-	-	22,203,090
Miscellaneous	8,618,795	-	-	8,618,795
Oil & gas	30,628,688	-	-	30,628,688
Pharmaceuticals	4,938,710	-	-	4,938,710
Pollution control		-	-	-
Real estate	1,044,540	-	-	1,044,540
Restaurants	12,357,410	-	-	12,357,410
Retail	30,816,780	-	-	30,816,780
Specialized services	28,949,914	-	-	28,949,914
Textiles	3,522,720	-	-	3,522,720
Transportation	4,521,930	-	-	4,521,930
Short-term Investments	-	23,947,000	-	23,947,000
Total	$451,793,077	$23,947,000	$-	$475,740,077

At September 30, 2010, the U.S. Federal income tax cost basis was $407,230,618.  The Maxim T. Rowe Price MidCap Growth Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $79,535,303 and gross depreciation of securities in which there was an excess of tax cost over value of $11,025,844, resulting in net appreciation of $68,509,459.

Management determines the Portfolio's industry classifications using one or more widely recognized market indexes or ratings group indexes.  Industries are shown as a percent of total net assets.

MAXIM SERIES FUND, INC.

MAXIM GLOBAL BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2010
UNAUDITED

BONDS

Par Value ($)		Value ($)

Foreign Banks --- 1.95%
6,500,000	KfW Bankengruppe	1,126,782
NOK	4.66% January 5, 2012
31,651,000	Landwirtschaftliche Rentenbank	2,768,422
MXP	8.50% February 22, 2016
		$3,895,204

Foreign Governments --- 63.76%
2,267,500	Government of Argentina *	2,063,425
	0.68% August 3, 2012
2,835,000	Government of Australia	2,760,180
AUD	5.50% July 17, 2012
6,955,000	Government of Australia	6,772,986
AUD	6.00% June 14, 2011
780,000	Government of Australia	764,675
AUD	6.00% May 1, 2010
140,000	Government of Australia †	115,176
NZD	7.13% September 18, 2017
1,945,000	Government of Australia	1,925,652
AUD	6.00% August 14, 2013
3,810,000	Government of Australia	3,735,465
AUD	5.75% April 15, 2012
1,450,000	Government of Australia	1,414,273
AUD	5.50% March 1, 2017
3,260,000	Government of Australia	3,197,378
AUD	6.00% May 1, 2012
600,000	Government of Belgium	891,166
EUR	4.25% September 28, 2014
100,000	Government of Brazil	1,178,871
BRL	6.00% May 15, 2045
284,000	Government of Brazil	3,295,090
BRL	6.00% May 15, 2015
182,000	Government of Brazil	1,083,531
BRL	10.00% January 1, 2012
920,000	Government of Brazil	5,293,839
BRL	10.00% January 1, 2014
140,000	Government of Brazil	783,527
BRL	10.00% January 1, 2017
3,550,000	Government of France	5,463,542
EUR	4.25% October 25, 2017
1,100,000	Government of Hungary	1,304,632
EUR	3.88% February 24, 2020
900,000	Government of Hungary	1,231,835
EUR	5.75% June 11, 2018
1,195,000	Government of Hungary	1,282,066
	6.25% January 29, 2020
2,400,000,000	Government of Indonesia	358,365
IDR	12.00% September 15, 2026
10,000,000,000	Government of Indonesia	1,400,548
IDR	11.50% September 15, 2019
23,750,000,000	Government of Indonesia	3,074,077
IDR	10.75% May 15, 2016
3,510,000,000	Government of Indonesia	541,933
IDR	12.90% June 15, 2022
25,300,000,000	Government of Indonesia	3,504,417
IDR	11.00% November 15, 2020
815,000	Government of Iraq	700,900
	5.80% January 15, 2028
11,700,000	Government of Israel	3,388,195
ILS	7.00% April 29, 2011
5,622,830,000	Government of Korea	5,021,637
KRW	5.50% June 10, 2011
159,000,000	Government of Korea	144,670
KRW	5.25% September 10, 2012
1,969,700,000	Government of Korea	1,751,495
KRW	4.00% June 10, 2012
128,720,000	Government of Korea	117,978
KRW	5.25% March 10, 2013
1,640,000	Government of Korea	2,087,720
	7.13% April 16, 2019
371,000,000	Government of Korea	333,051
KRW	4.75% March 10, 2012
11,840,000,000	Government of Korea	10,597,346
KRW	4.75% December 10, 2011
1,059,000,000	Government of Korea	947,643
KRW	4.25% December 10, 2012
810,000	Government of Lithuania	905,175
	7.38% February 11, 2020
2,355,000	Government of Malaysia	769,414
MYR	3.83% September 28, 2011
5,690,000	Government of Malaysia	1,851,849
MYR	3.76% April 28, 2011
19,400,000	Government of Mexico	1,696,662
MXP	8.00% December 17, 2015
37,400,000	Government of Mexico	3,948,745
MXP	10.00% December 5, 2024
3,505,000	Government of Netherlands	5,497,604
EUR	4.50% July 15, 2017
9,220,000	Government of Peru	3,842,631
PEN	7.84% August 12, 2020
1,185,000	Government of Poland ‡	374,934
PLN	4.39% July 25, 2012
20,110,000	Government of Poland ‡	6,535,700
PLN	5.47% January 25, 2012
1,055,000	Government of Poland ‡	333,060
PLN	4.34% October 25, 2012
2,600,000	Government of Poland	3,077,750
	6.38% July 15, 2019
6,635,000	Government of Poland	2,291,558
PLN	4.75% April 25, 2012
4,439,200	Government of Russia	5,301,293
	7.50% March 31, 2030
850,000	Government of South Africa	949,875
	5.50% March 9, 2020
55,770,000	Government of Sweden	8,430,431
SEK	5.25% March 15, 2011
1,238,000	Government of Venezuela *	1,188,480
	1.51% April 20, 2011
510,000	Government of Venezuela	480,675
	10.75% September 19, 2013
1,505,000	Government of Vietnam †	1,659,262
	6.75% January 29, 2020
		$127,662,383

Oil & Gas --- 0.30%
649,000	Petroleos de Venezuela SA ‡	598,703
	14.58% July 10, 2011
		$598,703

Supranationals --- 2.95%
950,000	Corp Andina de Fomento	1,182,589
	8.13% June 4, 2019
6,700,000	European Investment Bank	1,191,354
NOK	5.38% July 16, 2012
42,000,000	Inter-American Development Bank	3,542,203
MXP	7.50% December 5, 2024
		$5,916,146

U.S. Municipal --- 2.01%
15,000	Alabama State University Revenue	16,648
	5.00% September 1, 2029
140,000	Bexar County Texas Revenue	144,817
	5.25% August 15, 2047
65,000	City of Detroit MI	66,158
	4.50% November 1, 2023
650,000	Illinois Finance Authority	697,548
	5.00% January 1, 2020
215,000	Illinois Municipal Electric Agency	226,404
	5.00% February 1, 2035
150,000	North Carolina Eastern Municipal Power Agency	174,885
	5.25% January 1, 2019
50,000	Philadelphia Pennsylvania	54,225
	5.00% August 1, 2024
275,000	State of California	294,828
	7.95% March 1, 2036
175,000	State of California	192,743
	6.20% March 1, 2019
285,000	State of California	302,354
	5.25% March 1, 2030
120,000	State of California	120,968
	5.00% April 1, 2038
275,000	State of California	281,781
	5.13% April 1, 2033
195,000	State of California	217,070
	6.65% March 1, 2022
705,000	State of California	775,415
	7.63% March 1, 2040
240,000	State of California	255,576
	5.50% March 1, 2040
180,000	Tarrant County Texas Cultural Education Facilities Finance Corp	206,271
	6.25% July 1, 2028
		$4,027,691

TOTAL BONDS --- 70.97%		$142,100,126
(Cost $121,035,936)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

9,500,000	Federal Farm Credit	9,500,000
	0.01% October 1, 2010
9,500,000	Federal Home Loan Bank	9,500,000
	0.01% October 1, 2010
1,425,000	Government of Egypt	233,946
	10.21% June 7, 2011
1,500,000	Government of Egypt	259,130
	10.25% November 30, 2010
850,000	Government of Egypt	147,138
	10.20% November 23, 2010
14,375,000	Government of Egypt	2,434,394
	10.65% February 8, 2011
225,000	Government of Egypt	37,921
	10.20% March 1, 2011
425,000	Government of Egypt	70,325
	10.08% May 10, 2011
1,075,000	Government of Egypt	184,615
	10.34% December 21, 2010
3,625,000	Government of Egypt	625,016
	10.23% December 7, 2010
3,000,000	Government of Egypt	510,591
	10.13% January 25, 2011
900,000	Government of Egypt	149,503
	10.23% May 3, 2011
1,350,000	Government of Egypt	217,948
	10.09% August 9, 2011
6,925,000	Government of Egypt	1,154,762
	10.02% April 12, 2011
425,000	Government of Egypt	71,478
	10.19% March 8, 2011
7,050,000	Government of Egypt	1,179,338
	10.17% March 29, 2011
6,950,000	Government of Egypt	1,189,619
	10.15% January 4, 2011
675,000	Government of Egypt	115,276
	10.28% January 11, 2011
925,000	Government of Egypt	152,477
	9.97% May 31, 2011
1,475,000	Government of Egypt	239,679
	10.24% July 12, 2011
1,250,000	Government of Egypt	208,977
	10.18% April 5, 2011
925,000	Government of Egypt	155,189
	10.20% March 22, 2011
1,950,000	Government of Egypt	339,531
	10.19% November 2, 2010
425,000	Government of Egypt	67,866
	10.17% September 20, 2011
275,000	Government of Egypt	48,251
	10.00% October 5, 2010
325,000	Government of Egypt	53,125
	10.18% June 21, 2011
6,405,000	Government of Israel	1,739,358
	2.20% April 6, 2011
3,050,500	Government of Israel	824,046
	2.14% July 6, 2011
7,120,000	Government of Israel	1,942,636
	2.35% January 5, 2011
1,512,000	Government of Israel	407,470
	2.23% August 3, 2011
1,950,000	Government of Israel	535,147
	2.43% October 6, 2010
1,155,000	Government of Israel	314,362
	2.00% March 2, 2011
1,090,000	Government of Israel	297,207
	1.96% February 2, 2011
100,000	Government of Malayisa	1,006
	3.18% July 1, 2011
440,000	Government of Malaysia	141,593
	2.75% December 28, 2010
280,000	Government of Malaysia	89,959
	2.76% January 20, 2011
600,000	Government of Malaysia	5,780
	3.05% July 19, 2011
27,210,000	Government of Malaysia	8,703,882
	2.79% March 15, 2011
780,000	Government of Malaysia	250,554
	2.78% January 20, 2011
225,000	Government of Malaysia	72,701
	2.41% November 9, 2010
1,660,000	Government of Malaysia	535,997
	2.60% November 16, 2010
350,000	Government of Malaysia	113,143
	2.42% November 2, 2010
1,070,000	Government of Malaysia	344,344
	2.42% January 6, 2011
290,000	Government of Malaysia	93,855
	2.41% October 15, 2010

TOTAL SHORT-TERM INVESTMENTS --- 22.60%		$45,259,135
(Cost $45,405,732)

OTHER ASSETS & LIABILITIES --- 6.43%		$12,878,441

TOTAL NET ASSETS --- 100%		$200,237,702
(Cost $166,441,668)

Legend

*	Represents the current interest rate for variable rate security.
†
The Maxim Global Bond Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance.  Aggregate cost, fair value and percent of net assets of these restricted securities held at September 30, 2010 were $1,591,413,
$1,774,438 and 0.89%, respectively.

‡	For zero coupon bond, the interest rate shown is the effective yield on date of purchase.

 As of September 30, 2010, the Maxim Global Bond Portfolio held the following forward foreign currency contracts:

						Net
		Quantity of				Unrealized
Currency		Currency	Currency	Quantity of	Settlement	Appreciation
Purchased	Counterparty	Purchased	Sold	Currency Sold	Date	(Depreciation)

AUD	BB	304,000	JPY	22,444,320	February 2011	$7,276
AUD	CIT	304,000	JPY	22,499,952	February 2011	7,231
AUD	DB	304,000	JPY	22,545,856	February 2011	7,194
BRL	DB	1,065,000	JPY	48,498,715	January 2011	(13,692)
BRL	HSB	398,000	JPY	18,183,728	January 2011	(6,001)
CHP	DB	940,970,000	USD	1,848,034	January 2011	86,682
CHP	JPM	60,820,000	USD	119,548	January 2011	5,509
CHP	BA	227,300,000	USD	426,843	February 2011	39,946
CHP	BB	118,300,000	USD	220,596	February 2011	22,430
CHP	CIT	205,770,000	USD	392,316	February 2011	30,018
CHP	DB	889,790,000	USD	1,687,357	February 2011	139,579
CHP	JPM	356,400,000	USD	680,250	February 2011	51,394
CHP	MS	1,136,970,000	USD	2,165,422	February 2011	168,683
CHP	BA	59,700,000	USD	113,866	March 2011	8,634
CHP	DB	922,110,000	USD	1,784,268	March 2011	106,614
CHP	JPM	109,000,000	USD	211,199	March 2011	12,172
CHP	MS	168,000,000	USD	321,473	March 2011	23,164
CHP	DB	119,850,000	USD	228,286	April 2011	17,074
CHP	CIT	137,620,000	USD	252,630	May 2011	27,818
CHP	DB	791,429,000	USD	1,465,040	May 2011	149,249
CNY	HSB	13,218,780	EUR	1,337,954	October 2010	212,549
CNY	HSB	2,158,000	EUR	216,847	December 2010	39,348
CNY	HSB	3,282,000	USD	497,386	October 2010	(5,800)
CNY	HSB	9,911,205	USD	1,491,968	December 2010	43
CNY	JPM	2,039,805	USD	306,738	December 2010	330
CNY	DB	9,189,000	USD	1,383,781	February 2011	3,343
ILS	MS	969,533	USD	258,353	March 2011	6,847
INR	DB	51,118,000	USD	1,076,440	October 2010	59,188
INR	HSB	42,468,000	USD	897,024	October 2010	46,399
INR	HSB	64,100,000	USD	1,367,539	February 2011	36,410
INR	JPM	10,300,000	USD	219,616	February 2011	6,044
INR	DB	52,965,000	USD	1,167,444	April 2011	(18,561)
INR	JPM	58,459,000	USD	1,290,439	April 2011	(22,914)
INR	DB	58,455,000	USD	1,226,498	June 2011	32,748
INR	HSB	37,823,000	USD	789,197	June 2011	25,693
INR	JPM	8,994,000	USD	188,633	June 2011	4,892
INR	CIT	3,772,000	USD	78,144	July 2011	2,765
INR	DB	13,601,000	USD	280,725	July 2011	11,248
INR	JPM	18,305,000	USD	377,479	July 2011	15,366
MYR	DB	2,083,735	USD	607,301	October 2010	67,835
MYR	DB	2,850,000	USD	843,670	November 2010	79,460
MYR	HSB	1,939,424	USD	563,807	December 2010	63,388
MYR	JPM	3,198,091	USD	936,782	December 2010	97,774
MYR	DB	1,455,572	USD	429,246	January 2011	41,156
MYR	DB	2,747,284	USD	795,738	February 2011	90,540
MYR	HSB	692,000	USD	201,151	February 2011	22,058
MYR	JPM	2,220,463	USD	682,905	April 2011	31,296
MYR	JPM	4,135,000	USD	1,262,557	June 2011	63,650
MYR	DB	120,000	USD	36,898	July 2011	1,551
MYR	JPM	70,000	USD	21,568	July 2011	857
MYR	HSB	1,300,000	USD	404,342	August 2011	11,910
NOK	BB	14,581,000	EUR	1,724,542	October 2010	81,420
NOK	UBS	6,076,000	EUR	710,618	November 2010	44,085
NOK	UBS	1,970,000	EUR	228,406	December 2010	17,160
NOK	DB	13,102,000	EUR	1,574,627	February 2011	33,991
NOK	UBS	15,731,200	EUR	1,889,577	February 2011	41,111
NOK	BB	5,165,000	EUR	642,749	August 2011	(24,656)
NOK	UBS	10,330,000	EUR	1,281,439	August 2011	(43,375)
PHP	CIT	6,315,000	USD	133,273	October 2010	10,551
PHP	DB	102,936,000	USD	2,161,860	October 2010	181,883
PHP	HSB	87,999,000	USD	1,842,752	October 2010	160,585
PHP	JPM	48,801,000	USD	1,035,771	October 2010	75,156
PHP	DB	8,722,000	USD	187,091	January 2011	9,875
PHP	HSB	14,147,000	USD	302,864	January 2011	16,660
PHP	JPM	42,911,000	USD	922,076	January 2011	47,260
PHP	BA	22,700,000	USD	478,735	February 2011	33,077
PHP	DB	35,700,000	USD	745,614	February 2011	59,492
PHP	HSB	22,800,000	USD	477,774	February 2011	36,391
PHP	JPM	13,900,000	USD	293,869	February 2011	19,495
PHP	HSB	10,000,000	USD	221,312	September 2011	(93)
PLN	MS	1,341,000	EUR	315,700	May 2011	16,054
PLN	DB	12,790,000	EUR	3,117,459	August 2011	(31,414)
KRW	DB	151,000,000	JPY	11,472,420	February 2011	(7,486)
KRW	HSB	509,000,000	JPY	38,293,710	February 2011	(20,168)
KRW	JPM	277,000,000	JPY	21,065,888	February 2011	(14,341)
KRW	JPM	9,272,549,000	USD	7,930,000	February 2011	171,820
SEK	DB	50,522,868	EUR	4,862,082	December 2010	874,453
SEK	UBS	9,747,000	EUR	1,014,865	June 2011	50,635
SEK	UBS	13,000,000	EUR	1,366,968	August 2011	37,572
USD	DB	1,251,019	EUR	847,000	October 2010	96,375
USD	DB	1,225,655	EUR	834,000	November 2010	88,779
USD	CIT	2,981,593	EUR	2,104,547	January 2011	114,692
USD	DB	7,350,418	EUR	5,192,000	January 2011	277,708
USD	UBS	7,294,163	EUR	5,209,000	January 2011	198,625
USD	BB	2,210,582	EUR	1,619,000	February 2011	5,430
USD	CIT	934,567	EUR	681,000	February 2011	7,000
USD	DB	1,691,574	EUR	1,234,000	February 2011	10,884
USD	HSB	1,107,743	EUR	810,000	February 2011	4,477
USD	JPM	746,969	EUR	549,000	February 2011	(748)
USD	UBS	2,977,885	EUR	2,173,000	February 2011	18,267
USD	BA	655,397	EUR	479,000	March 2011	3,134
USD	HSB	231,258	EUR	169,000	March 2011	1,130
USD	UBS	867,058	EUR	633,000	March 2011	5,091
USD	DB	944,580	EUR	699,000	April 2011	(6,965)
USD	HSB	1,982,967	EUR	1,461,000	April 2011	(5,817)
USD	UBS	2,029,869	EUR	1,507,000	April 2011	(21,482)
USD	DB	1,277,908	EUR	1,005,000	May 2011	(89,667)
USD	BB	203,492	EUR	160,800	August 2011	(15,057)
USD	JPM	582,562	EUR	461,435	August 2011	(44,565)
USD	UBS	1,327,036	EUR	1,048,692	August 2011	(98,267)
USD	BA	851,099	JPY	75,418,000	November 2010	(52,598)
USD	BB	4,242,364	JPY	377,170,000	November 2010	(276,592)
USD	CIT	731,823	JPY	65,230,958	November 2010	(49,700)
USD	DB	780,832	JPY	69,943,000	November 2010	(57,129)
USD	HSB	203,017	JPY	18,251,000	November 2010	(15,647)
USD	JPM	390,409	JPY	34,926,000	November 2010	(28,031)
USD	UBS	734,574	JPY	65,703,500	November 2010	(52,588)
USD	DB	780,826	JPY	67,625,000	December 2010	(29,517)
USD	BB	1,682,611	JPY	151,970,000	January 2011	(139,815)
USD	CIT	156,164	JPY	14,230,000	January 2011	(14,450)
USD	DB	407,208	JPY	36,760,000	January 2011	(33,621)
USD	HSB	1,385,764	JPY	125,420,000	January 2011	(118,310)
USD	UBS	1,327,703	JPY	119,640,000	January 2011	(107,048)
USD	HSB	625,271	JPY	56,220,000	February 2011	(49,244)
USD	JPM	625,695	JPY	56,300,000	February 2011	(49,781)
USD	MS	1,040,312	JPY	92,549,000	February 2011	(69,877)
USD	BA	199,160	JPY	17,921,410	March 2011	(15,944)
USD	CIT	299,162	JPY	26,945,000	March 2011	(24,230)
USD	HSB	521,854	JPY	46,600,000	March 2011	(37,299)
USD	JPM	521,556	JPY	46,600,000	March 2011	(37,597)
USD	MS	179,796	JPY	16,200,000	March 2011	(14,635)
USD	UBS	827,398	JPY	73,840,000	March 2011	(58,672)
USD	CIT	134,201	JPY	12,300,000	April 2011	(13,504)
USD	UBS	134,130	JPY	12,300,000	April 2011	(13,575)
USD	CIT	1,221,595	JPY	108,812,000	May 2011	(85,544)
USD	DB	814,396	JPY	72,750,000	May 2011	(59,537)
USD	UBS	1,221,588	JPY	108,758,000	May 2011	(84,903)
USD	BB	2,546,861	JPY	215,294,000	August 2011	(44,395)
USD	CIT	854,121	JPY	72,432,000	August 2011	(17,615)
USD	DB	1,882,880	JPY	159,757,000	August 2011	(39,795)
USD	FB	845,894	JPY	71,901,000	August 2011	(19,451)
USD	HSB	2,892,074	JPY	242,351,000	August 2011	(24,776)
USD	JPM	1,377,395	JPY	116,778,000	August 2011	(28,098)
USD	MS	335,515	JPY	28,500,000	August 2011	(7,483)
USD	UBS	701,476	JPY	58,884,000	August 2011	(7,244)
USD	JPM	590,762	JPY	49,941,000	September 2011	(10,472)
USD	UBS	507,996	NZD	742,825	January 2011	(31,612)

USD	HSB	182,522	NZD	271,246	February 2011	(14,296)

Net Appreciation						$2,509,979

Currency Abbreviation:

AUD	Australian Dollar
BRL	Brazilian Real
CHP	Chilean Peso
CNY	Chinese Renminbi
EUR	Euro Dollar
IDR	Indonesian Rupiah
ILS	Israel New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXP	Mexican Peso
MYR	Malaysia Ringgit
NOK	Norway Krone
NZD	New Zealand Dollar
PEN	Peru Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
USD	US Dollar

Counterparty Abbreviations:

BA	Bank of America Corp.
BB	Barclays Bank PLC
CIT	Citigroup, Inc.
DB	Deutsche Bank
FB	Credit Suisse Group AG
HSB	HSBC Bank USA, N.A.
JPM	JP Morgan Chase & Co.
MS	Morgan Stanley
UBS	UBS AG

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used.  If the closing price is not available, the current bid will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign securities are valued at the closing price on the security’s primary exchange.  If the closing price is not available, the current bid will be used.  Foreign exchange rates are determined by utilizing the New York closing rates.

Fixed income investments are normally valued on the basis of quotations from brokers or dealers or pricing services, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Independent pricing services are utilized when possible and approved by the Board of Directors.  In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented.  Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

For foreign equity securities, factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of the U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds.

For fixed income securities, factors used in the determination of fair value may include, but are not limited to, market data incorporating available trade, bid and other market information such as benchmark curves, benchmarking of like securities, sector groupings and matrix pricing.  Model processes such as Option Adjusted Spread models are used to develop prepayment and interest rate scenarios.  Price evaluators gather information from market sources and integrate relevant credit information, perceived market movements and sector news into the evaluated pricing applications and models.

Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value.  This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments.  The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs.  These may include quoted prices in markets that are not active or quoted prices for similar assets in active markets.  Valuations may also be based on inputs other than quoted prices that are observable for the asset, such as interest rates and yield curves.  Additional inputs may be used such as benchmark yields, reported trades, broker/dealer quotes, issuer spreads, prepayment speeds and benchmark securities.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of September 30, 2010, and throughout the period, 100% of the Portfolio’s investments were valued using Level 2 inputs.  See Schedule of Investments for values in each industry.

At September 30, 2010, the U.S. Federal income tax cost basis was $166,154,233.  The Maxim Global Bond Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $22,577,579 and gross depreciation of securities in which there was an excess of tax cost over value of $1,372,550, resulting in net appreciation of $21,205,029.

Management determines the Portfolio's industry classifications using one or more widely recognized market indexes or ratings group indexes.  Industries are shown as a percent of total net assets.

MAXIM SERIES FUND, INC.

MAXIM GLOBAL BOND PORTFOLIO
SUMMARY OF INVESTMENTS BY COUNTRY
SEPTEMBER 30, 2010

		% of Portfolio
Country	Values ($)	Investment
Argentina	2,063,425	1.10%
Australia	20,685,785	11.03%
Belgium	891,166	0.48%
Brazil	11,634,858	6.21%
Egypt	9,846,095	5.26%
European Community	4,724,792	2.52%
France	5,463,542	2.92%
Germany	3,895,204	2.08%
Hungary	3,818,533	2.04%
Indonesia	8,879,340	4.74%
Iraq	700,900	0.37%
Israel	9,448,421	5.06%
Lithuania	905,175	0.48%
Malaysia	12,974,077	6.91%
Mexico	5,645,407	3.02%
Netherlands	5,497,604	2.93%
Norway	1,191,354	0.63%
Peru	3,842,631	2.05%
Poland	12,613,002	6.73%
Russia	5,301,293	2.83%
South Africa	949,875	0.51%
South Korea	21,001,540	11.21%
Sweden	8,430,431	4.50%
United States	23,027,691	12.29%
Venezuela	2,267,858	1.21%
Vietnam	1,659,262	0.89%
	187,359,261	100.00%

MAXIM SERIES FUND, INC.

MAXIM CONSERVATIVE PROFILE I PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2010
UNAUDITED

Shares		Value ($)

EQUITY MUTUAL FUNDS

53,857	Maxim Invesco ADR Portfolio	647,895
150,264	Maxim Janus Large Cap Growth Portfolio	1,655,912
63,005	Maxim MFS International Growth Portfolio	653,359
86,664	Maxim MFS International Value Portfolio	649,111
89,061	Maxim MidCap Value Portfolio	783,739
103,137	Maxim T. Rowe Price Equity/Income Portfolio	1,372,758
22,386	Maxim T. Rowe Price MidCap Growth Portfolio	375,416
99,837	Putnam Equity Income Fund	1,378,752
72,186	Putnam Multi-Cap Value Fund A	793,319

TOTAL EQUITY MUTUAL FUNDS --- 30.00%		$8,310,261
(Cost $7,109,724)

BOND MUTUAL FUNDS

271,708	Maxim Federated Bond Portfolio	2,912,713
298,751	Maxim Global Bond Portfolio	2,924,771
104,675	Maxim Putnam High Yield Bond Portfolio	833,211
172,193	Maxim Short Duration Bond Portfolio	1,801,143
308,901	Maxim U.S. Government Mortgage Securities Portfolio	3,870,523
141,173	Putnam High Yield Advantage Fund A	832,920

TOTAL BOND MUTUAL FUNDS --- 47.57%		$13,175,281
(Cost $12,511,251)

FIXED INTEREST CONTRACT

Interest		Value ($)

5,223,327 *	Great-West Life & Annuity Contract	$6,214,303

TOTAL FIXED INTEREST CONTRACT --- 22.43%
(Cost $6,017,057)

TOTAL INVESTMENTS --- 100.00%		$27,699,845
(Cost $25,638,032)

OTHER ASSETS & LIABILITIES --- 0.00%		$(569)

TOTAL NET ASSETS --- 100%		$27,699,276
(Cost $25,638,032)

* Represents the dollar value of the individual interest in the Contract acquired at the date of acquisition.

		(Continued)

MAXIM SERIES FUND, INC.

MAXIM MODERATELY CONSERVATIVE PROFILE I PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2010
UNAUDITED

Shares			Value ($)

EQUITY MUTUAL FUNDS

128,856		Maxim Invesco ADR Portfolio	1,550,137
380,415		Maxim Janus Large Cap Growth Portfolio	4,192,170
36,099		Maxim Loomis Sayles Small-Cap Value Portfolio	635,343
150,099		Maxim MFS International Growth Portfolio	1,556,527
206,784		Maxim MFS International Value Portfolio	1,548,812
151,537		Maxim MidCap Value Portfolio	1,333,529
66,126		Maxim Small-Cap Value Portfolio	630,181
203,664		Maxim T. Rowe Price Equity/Income Portfolio	2,710,770
42,125		Maxim T. Rowe Price MidCap Growth Portfolio	706,436
197,148		Putnam Equity Income Fund	2,722,611
122,824		Putnam Multi-Cap Value Fund A	1,349,835

TOTAL EQUITY MUTUAL FUNDS --- 45.00%			$18,936,351
(Cost $16,531,519)

BOND MUTUAL FUNDS

353,760		Maxim Federated Bond Portfolio	3,792,308
388,971		Maxim Global Bond Portfolio	3,808,027
132,500		Maxim Putnam High Yield Bond Portfolio	1,054,700
335,153		Maxim U.S. Government Mortgage Securities Portfolio	4,199,467
178,701		Putnam High Yield Advantage Fund A	1,054,336

TOTAL BOND MUTUAL FUNDS --- 33.06%			$13,908,838
(Cost $13,175,143)

FIXED INTEREST CONTRACT

Interest			Value ($)

7,757,857	*	Great-West Life & Annuity Contract	$9,229,686

TOTAL FIXED INTEREST CONTRACT --- 21.94%
(Cost $8,933,631)

TOTAL INVESTMENTS --- 100.00%			$42,074,875
(Costs $38,640,293)

OTHER ASSETS & LIABILITIES --- 0.00%			$(865)

TOTAL NET ASSETS --- 100%			$42,074,010
(Costs $38,640,293)

* Represents the dollar value of the individual interest in the Contract acquired at the date of acquisition.

			(Continued)

MAXIM SERIES FUND, INC.

MAXIM MODERATE PROFILE I PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2010
UNAUDITED

Shares			Value ($)

EQUITY MUTUAL FUNDS

758,816		Maxim Invesco ADR Portfolio	9,128,562
1,851,024		Maxim Janus Large Cap Growth Portfolio	20,398,286
146,373		Maxim Loomis Sayles Small-Cap Value Portfolio	2,576,168
885,580		Maxim MFS International Growth Portfolio	9,183,460
1,221,056		Maxim MFS International Value Portfolio	9,145,706
629,952		Maxim MidCap Value Portfolio	5,543,574
322,965		Maxim Small-Cap Growth Portfolio	5,144,840
268,123		Maxim Small-Cap Value Portfolio	2,555,215
1,016,380		Maxim T. Rowe Price Equity/Income Portfolio	13,528,015
360,140		Maxim T. Rowe Price MidCap Growth Portfolio	6,039,544
983,863		Putnam Equity Income Fund	13,587,144
510,591		Putnam Multi-Cap Value Fund A	5,611,398

TOTAL EQUITY MUTUAL FUNDS --- 60.02%			$102,441,912
(Cost $84,081,476)

BOND MUTUAL FUNDS

1,115,668		Maxim Federated Bond Portfolio	11,959,964
1,226,710		Maxim Global Bond Portfolio	12,009,486
322,354		Maxim Putnam High Yield Bond Portfolio	2,565,941
951,285		Maxim U.S. Government Mortgage Securities Portfolio	11,919,603
434,753		Putnam High Yield Advantage Fund A	2,565,045

TOTAL BOND MUTUAL FUNDS --- 24.03%			$41,020,039
(Cost $37,890,741)

FIXED INTEREST CONTRACT

Interest			Value ($)

22,877,337	*	Great-West Life & Annuity Contract	$27,217,651

TOTAL FIXED INTEREST CONTRACT --- 15.95%
(Cost $26,320,476)

TOTAL INVESTMENTS --- 100.00%			$170,679,602
(Cost $148,292,693)

OTHER ASSETS & LIABILITIES --- 0.00%			$(3,511)

TOTAL NET ASSETS --- 100%			$170,676,091
(Cost $148,292,693)

* Represents the dollar value of the individual interest in the Contract acquired at the date of acquisition.

			(Continued)

MAXIM SERIES FUND, INC.

MAXIM MODERATELY AGGRESSIVE PROFILE I PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2010
UNAUDITED

Shares			Value ($)

EQUITY MUTUAL FUNDS

678,540		Maxim Invesco ADR Portfolio	8,162,833
1,509,855		Maxim Janus Large Cap Growth Portfolio	16,638,607
183,686		Maxim Loomis Sayles Small-Cap Value Portfolio	3,232,865
791,655		Maxim MFS International Growth Portfolio	8,209,465
1,091,876		Maxim MFS International Value Portfolio	8,178,150
923,832		Maxim MidCap Value Portfolio	8,129,719
243,176		Maxim Small-Cap Growth Portfolio	3,873,795
336,473		Maxim Small-Cap Value Portfolio	3,206,583
813,110		Maxim T. Rowe Price Equity/Income Portfolio	10,822,490
258,769		Maxim T. Rowe Price MidCap Growth Portfolio	4,339,556
787,098		Putnam Equity Income Fund	10,869,823
748,788		Putnam Multi-Cap Value Fund A	8,229,183

TOTAL EQUITY MUTUAL FUNDS --- 73.01%			$93,893,069
(Cost $75,424,504)

BOND MUTUAL FUNDS

600,023		Maxim Federated Bond Portfolio	6,432,244
659,745		Maxim Global Bond Portfolio	6,458,903
242,715		Maxim Putnam High Yield Bond Portfolio	1,932,012
511,616		Maxim U.S. Government Mortgage Securities Portfolio	6,410,542
327,344		Putnam High Yield Advantage Fund A	1,931,332

TOTAL BOND MUTUAL FUNDS --- 18.02%			$23,165,033
(Cost $21,519,302)

FIXED INTEREST CONTRACT

Interest			Value ($)

9,689,266	*	Great-West Life & Annuity Contract	$11,527,524

TOTAL FIXED INTEREST CONTRACT --- 8.97%
(Cost $11,328,032)

TOTAL INVESTMENTS --- 100.00%			$128,585,626
(Cost $108,271,838)

OTHER ASSETS & LIABILITIES --- 0.00%			$(2,646)

TOTAL NET ASSETS --- 100%			$128,582,980
(Cost $108,271,838)

* Represents the dollar value of the individual interest in the Contract acquired at the date of acquisition.

			(Continued)

MAXIM SERIES FUND, INC.

MAXIM AGGRESSIVE PROFILE I PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2010
UNAUDITED

Shares		Value ($)

EQUITY MUTUAL FUNDS

465,475	Maxim Invesco ADR Portfolio	5,599,667
952,627	Maxim Janus Large Cap Growth Portfolio	10,497,953
141,800	Maxim Loomis Sayles Small-Cap Value Portfolio	2,495,687
542,215	Maxim MFS International Growth Portfolio	5,622,772
749,022	Maxim MFS International Value Portfolio	5,610,175
645,011	Maxim MidCap Value Portfolio	5,676,096
195,547	Maxim Small-Cap Growth Portfolio	3,115,069
259,748	Maxim Small-Cap Value Portfolio	2,475,398
461,543	Maxim T. Rowe Price Equity/Income Portfolio	6,143,143
174,568	Maxim T. Rowe Price MidCap Growth Portfolio	2,927,508
446,778	Putnam Equity Income Fund	6,170,007
523,368	Putnam Multi-Cap Value Fund A	5,751,817

TOTAL EQUITY MUTUAL FUNDS --- 100.00%		$62,085,292
(Cost $53,886,988)

OTHER ASSETS & LIABILITIES --- 0.00%		$(1,278)

TOTAL NET ASSETS ---100%		$62,084,014
(Cost $53,886,988)

		(Concluded)

Investments in shares of the underlying funds are valued at their net asset value as reported by the underlying fund.  Investments in the Great West Life & Annuity Contract (the Contract) are valued at the amount of deposits plus interest, less withdrawals, determined on a daily basis.  The investment in the Contract is a guaranteed account invested in the general account of Great West Life & Annuity (GWL&A).  The interest rate credited may change on a calendar quarter basis, but on an annual effective basis will not be less than 1.5%.  The investment in the Contract is considered to be fair valued with the major consideration in the valuation being the credit rating of GWL&A.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of September 30, 2010 were as follows:

	Cost For
	Income			Net
	Tax	Gross	Gross	Unrealized
Portfolio	Purposes	Appreciation	Depreciation	Depreciation

Aggressive Profile I Portfolio	$93,982,234	$-	$(31,896,942)	$(31,896,942)
Conservative Profile I Portfolio	33,867,576	241,354	(6,409,085)	(6,167,731)
Moderate Profile I Portfolio	217,544,826	1,164,441	(48,029,665)	(46,865,224)
Moderately Aggressive Profile I Portfolio	186,830,499	199,402	(58,444,275)	(58,244,873)
Moderately Conservative Profile I Portfolio	53,574,969	114,583	(11,614,677)	(11,500,094)

The Portfolios classify valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments.  The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs. These may include quoted prices in markets that are not active or quoted prices for similar assets in active markets.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of September 30, 2010, the inputs used to value the Portfolio’s investments were as follows:

Aggressive Profile I Portfolio

Description	Level 1	Level 2	Level 3	Total
Equity mutual funds	$62,085,292	$0	$0	$62,085,292

Conservative Profile I Portfolio

Description	Level 1	Level 2	Level 3	Total
Equity mutual funds	$8,310,261	$-	$-	$8,310,261
Bond mutual funds	13,175,281	-	-	13,175,281
Fixed interest contract	-	-	6,214,303	6,214,303
Total	$21,485,542	$0	$6,214,303	$27,699,845

Moderate Profile I Portfolio

Description	Level 1	Level 2	Level 3	Total
Equity mutual funds	$102,441,912	$-	$-	$102,441,912
Bond mutual funds	41,020,039	-	-	41,020,039
Fixed interest contract	-	-	27,217,651	27,217,651
Total	$143,461,951	$0	$27,217,651	$170,679,602

Moderately Aggressive Profile I Portfolio

Description	Level 1	Level 2	Level 3	Total
Equity mutual funds	$93,893,069	$-	$-	$93,893,069
Bond mutual funds	23,165,033	-	-	23,165,033
Fixed interest contract	-	-	11,527,524	11,527,524
Total	$117,058,102	$0	$11,527,524	$128,585,626

Moderately Conservative Profile I Portfolio

Description	Level 1	Level 2	Level 3	Total
Equity mutual funds	$18,936,351	$-	$-	$18,936,351
Bond mutual funds	13,908,838	-	-	13,908,838
Fixed interest contract	-	-	9,229,686	9,229,686
Total	$32,845,189	$0	$9,229,686	$42,074,875

The following is a reconciliation of the change in Level 3 assets during the period ended September 30, 2010:

	Conservative Profile I Portfolio	Moderate Profile I Portfolio	Moderately Aggressive Profile I Portfolio	Moderately Conservative Profile I Portfolio

Description
Beginning Balance, January 1, 2010	$11,899,977	$44,799,973	$16,429,616	$15,810,826
Total realized gains (or losses)	608,785	2,503,591	(24,203,764)	817,984
Total unrealized gains (or losses)	(538,175)	(2,180,621)	(566,849)	(705,786)
Purchases, sales and corporate actions	(5,756,284)	(17,905,292)	19,868,521	(6,693,338)
Transfers into (out of) Level 3	-	-	-	-
Ending Balance, September 30, 2010	$6,214,303	$27,217,651	$11,527,524	$9,229,686

Below is a summary of the transactions for each underlying investment during the nine months ended September 30, 2010, in which the issuer was an affiliate of a Portfolio, as defined in the 1940 Act.

		Market					Market
	Shares/Interest	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2009	Cost	Cost	Gain/(Loss)	Received	9/30/2010

Conservative Profile I Portfolio

Great-West Life & Annuity Contract	5,223,327	$11,899,977	$1,520,036	$6,729,809	$608,786	$-	$6,214,303
Maxim Federated Bond Portfolio	271,708	5,333,626	778,890	3,154,036	196,548	81,354	2,912,713
Maxim Global Bond Portfolio	298,751	3,403,152	1,716,604	2,463,883	(70,916)	28,556	2,924,771
Maxim Invesco ADR Portfolio	53,857	982,665	319,630	610,697	34,587	170	647,895
Maxim Janus Large Cap Growth Portfolio	150,264	3,811,830	444,051	2,027,172	544,755	-	1,655,912
Maxim MFS International Growth Portfolio	63,005	987,061	323,297	600,662	63,180	-	653,359
Maxim MFS International Value Portfolio	86,664	981,511	299,467	447,530	191,663	9	649,111
Maxim MidCap Value Portfolio	89,061	1,364,640	252,725	729,716	170,448	3,229	783,739
Maxim Putnam High Yield Bond Portfolio	104,675	3,382,974	248,791	2,592,636	284,175	49,055	833,211
Maxim Short Duration Bond Portfolio	172,193	3,814,599	440,412	2,454,733	94,999	54,656	1,801,143
Maxim T. Rowe Price Equity/Income Portfolio	103,137	2,144,532	601,329	1,302,332	102,657	9,638	1,372,758
Maxim T. Rowe Price MidCap Growth Portfolio	22,386	180,866	368,765	194,040	5,522	-	375,416
Maxim U.S. Government Mortgage Securities Portfolio	308,901	5,779,036	1,794,356	3,666,780	172,261	96,136	3,870,523
Putnam Equity Income Fund	99,837	2,137,467	626,395	1,358,124	40,839	13,347	1,378,752
Putnam High Yield Advantage Fund A	141,173	3,404,970	276,626	2,596,292	307,775	71,000	832,920
Putnam Multi-Cap Value Fund A	72,186	1,363,275	257,818	528,084	377,521	-	793,319

TOTAL					$3,124,800	$407,150	$27,699,845

		Market					Market
	Shares/Interest	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2009	Cost	Cost	Gain/(Loss)	Received	9/30/2010

Moderately Conservative Profile I Portfolio

Great-West Life & Annuity Contract	7,757,857	$15,810,826	$2,290,329	$8,253,021	$817,984	$-	$9,229,686
Maxim Federated Bond Portfolio	353,760	5,549,984	1,407,435	3,157,950	190,883	101,280	3,792,308
Maxim Global Bond Portfolio	388,971	4,276,984	2,032,437	2,952,464	(218,558)	37,287	3,808,027
Maxim Invesco ADR Portfolio	128,856	2,467,716	479,102	1,795,507	(466,525)	402	1,550,137
Maxim Janus Large Cap Growth Portfolio	380,415	5,808,498	1,869,660	3,488,447	(138,682)	-	4,192,170
Maxim Loomis Sayles Small-Cap Value Portfolio	36,099	2,933,618	220,534	2,316,093	228,195	1,695	635,343
Maxim MFS International Growth Portfolio	150,099	2,451,797	508,126	1,686,968	(312,395)	-	1,556,527
Maxim MFS International Value Portfolio	206,784	2,430,881	449,381	1,333,241	(12,647)	21	1,548,812
Maxim MidCap Value Portfolio	151,537	1,887,310	496,721	1,144,081	(21,049)	5,250	1,333,529
Maxim Putnam High Yield Bond Portfolio	132,500	3,103,691	280,339	2,515,988	(117,221)	55,506	1,054,700
Maxim Small-Cap Value Portfolio	66,126	2,935,214	216,128	2,217,259	441,911	2,096	630,181
Maxim T. Rowe Price Equity/Income Portfolio	203,664	3,134,144	1,529,621	2,185,894	(248,407)	17,793	2,710,770
Maxim T. Rowe Price MidCap Growth Portfolio	42,125	2,964,485	208,453	1,808,775	756,487	-	706,436
Maxim U.S. Government Mortgage Securities Portfolio	335,153	5,700,870	1,924,274	3,403,025	177,924	103,801	4,199,467
Putnam Equity Income Fund	197,148	3,116,724	1,581,311	2,106,562	(168,141)	24,816	2,722,611
Putnam High Yield Advantage Fund A	178,701	3,121,568	316,008	2,387,745	39,957	80,751	1,054,336
Putnam Multi-Cap Value Fund A	122,824	1,878,371	499,353	908,264	203,933	-	1,349,835

TOTAL					$1,153,649	$430,698	$42,074,875

		Market					Market
	Shares/Interest	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2009	Cost	Cost	Gain/(Loss)	Received	9/30/2010

Moderate Profile I Portfolio

Great-West Life & Annuity Contract	22,877,337	$44,799,973	$6,652,606	$22,322,024	$2,503,592	$-	$27,217,651
Maxim Federated Bond Portfolio	1,115,668	21,604,430	2,147,666	11,725,407	722,492	350,743	11,959,964
Maxim Global Bond Portfolio	1,226,710	16,295,624	4,157,805	10,430,027	(1,168,206)	125,958	12,009,486
Maxim Invesco ADR Portfolio	758,816	15,235,424	1,799,724	11,879,230	(4,388,172)	2,392	9,128,562
Maxim Janus Large Cap Growth Portfolio	1,851,024	31,180,684	5,822,507	19,309,457	(3,382,582)	-	20,398,286
Maxim Loomis Sayles Small-Cap Value Portfolio	146,373	12,193,212	451,598	10,848,104	(632,679)	6,989	2,576,168
Maxim MFS International Growth Portfolio	885,580	15,166,917	1,924,660	11,039,305	(3,301,720)	-	9,183,460
Maxim MFS International Value Portfolio	1,221,056	15,051,913	1,597,343	10,332,398	(2,894,826)	123	9,145,706
Maxim MidCap Value Portfolio	629,952	13,397,205	691,829	9,930,832	(876,599)	26,845	5,543,574
Maxim Putnam High Yield Bond Portfolio	322,354	6,626,922	435,557	5,795,550	(1,138,789)	129,180	2,565,941
Maxim Small-Cap Growth Portfolio	322,965	2,227,866	5,233,573	2,384,441	(17,107)	-	5,144,840
Maxim Small-Cap Value Portfolio	268,123	12,199,847	467,042	9,872,345	856,322	8,788	2,555,215
Maxim T. Rowe Price Equity/Income Portfolio	1,016,380	16,870,328	5,894,053	12,906,207	(3,695,181)	92,306	13,528,015
Maxim T. Rowe Price MidCap Growth Portfolio	360,140	13,680,736	555,107	8,891,610	(67,427)	-	6,039,544
Maxim U.S. Government Mortgage Securities Portfolio	951,285	21,506,681	2,244,361	11,732,269	635,669	331,639	11,919,603
Putnam Equity Income Fund	983,863	16,814,354	6,122,774	11,147,255	(1,962,904)	129,320	13,587,144
Putnam High Yield Advantage Fund A	434,753	6,680,129	520,235	4,904,201	(164,264)	185,718	2,565,045
Putnam Multi-Cap Value Fund A	510,591	13,383,734	756,444	8,379,919	744,489	-	5,611,398

TOTAL					$(18,227,892)	$1,390,001	$170,679,602

		Market					Market
	Shares/Interest	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2009	Cost	Cost	Gain/(Loss)	Received	9/30/2010

Moderately Aggressive Profile I Portfolio

Great-West Life & Annuity Contract	9,689,266	$16,429,616	$7,346,874	$11,728,722	$746,320	$-	$11,527,524
Maxim Federated Bond Portfolio	600,023	13,643,512	1,558,860	8,592,242	552,321	185,209	6,432,244
Maxim Global Bond Portfolio	659,745	13,808,542	825,633	9,536,366	(894,396)	72,464	6,458,903
Maxim Invesco ADR Portfolio	678,540	16,633,393	1,713,767	15,269,792	(5,676,629)	2,113	8,162,833
Maxim Janus Large Cap Growth Portfolio	1,509,855	29,755,911	5,912,321	21,549,288	(3,423,779)	-	16,638,607
Maxim Loomis Sayles Small-Cap Value Portfolio	183,686	9,489,699	317,881	8,426,719	(1,833,526)	6,220	3,232,865
Maxim MFS International Growth Portfolio	791,655	16,553,781	1,859,494	14,105,138	(4,332,551)	-	8,209,465
Maxim MFS International Value Portfolio	1,091,876	16,460,582	1,542,827	13,903,110	(4,304,324)	109	8,178,150
Maxim MidCap Value Portfolio	923,832	19,744,920	764,692	15,868,374	(3,015,101)	36,018	8,129,719
Maxim Putnam High Yield Bond Portfolio	242,715	6,177,133	371,733	5,535,097	(796,019)	96,603	1,932,012
Maxim Small-Cap Growth Portfolio	243,176	12,459,906	579,295	9,659,598	(464,644)	-	3,873,795
Maxim Small-Cap Value Portfolio	336,473	9,471,881	343,277	7,530,824	(549,692)	7,760	3,206,583
Maxim T. Rowe Price Equity/Income Portfolio	813,110	21,194,725	2,186,133	19,076,153	(6,655,069)	78,555	10,822,490
Maxim T. Rowe Price MidCap Growth Portfolio	258,769	12,641,931	315,041	9,621,500	(637,242)	-	4,339,556
Maxim U.S. Government Mortgage Securities Portfolio	511,616	13,600,196	1,667,385	8,761,006	418,627	175,162	6,410,542
Putnam Equity Income Fund	787,098	21,124,402	2,452,013	15,076,801	(2,704,185)	110,849	10,869,823
Putnam High Yield Advantage Fund A	327,344	6,226,479	443,212	4,728,691	83,196	146,185	1,931,332
Putnam Multi-Cap Value Fund A	748,788	19,697,746	896,534	14,100,686	(1,150,747)	-	8,229,183

TOTAL					$(34,637,440)	$917,247	$128,585,626

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2009	Cost	Cost	Gain/(Loss)	Received	9/30/2010

Aggressive Profile I Portfolio

Maxim Invesco ADR Portfolio	465,475	$9,964,742	$1,257,010	$8,651,521	$(3,365,663)	$1,423	$5,599,667
Maxim Janus Large Cap Growth Portfolio	952,627	13,639,009	5,244,078	9,740,301	(1,770,733)	-	10,497,953
Maxim Loomis Sayles Small-Cap Value Portfolio	141,800	7,658,388	303,946	7,012,019	(1,486,591)	5,100	2,495,687
Maxim MFS International Growth Portfolio	542,215	9,900,375	1,219,761	7,796,535	(2,501,196)	-	5,622,772
Maxim MFS International Value Portfolio	749,022	9,844,643	1,103,156	9,395,878	(4,165,034)	73	5,610,175
Maxim MidCap Value Portfolio	645,011	11,243,106	504,587	8,122,202	(1,703,868)	24,204	5,676,096
Maxim Small-Cap Growth Portfolio	195,547	5,805,766	426,444	3,696,121	(534,398)	-	3,115,069
Maxim Small-Cap Value Portfolio	259,748	7,655,558	345,673	6,543,769	(664,917)	6,398	2,475,398
Maxim T. Rowe Price Equity/Income Portfolio	461,543	9,323,925	2,017,599	7,991,981	(2,844,459)	42,404	6,143,143
Maxim T. Rowe Price MidCap Growth Portfolio	174,568	10,013,940	310,293	8,827,549	(1,100,985)	-	2,927,508
Putnam Equity Income Fund	446,778	9,281,454	2,135,813	6,214,697	(1,104,795)	60,297	6,170,007
Putnam Multi-Cap Value Fund A	523,368	11,231,882	593,104	8,313,076	(1,819,878)	-	5,751,817

TOTAL					$(23,062,517)	$139,899	$62,085,292
MAXIM SERIES FUND, INC.

MAXIM AGGRESSIVE PROFILE II PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2010
UNAUDITED

Shares		Value ($)

EQUITY MUTUAL FUNDS

4,345,151	Maxim Invesco ADR Portfolio	52,272,165
8,892,646	Maxim Janus Large Cap Growth Portfolio	97,996,963
1,323,699	Maxim Loomis Sayles Small-Cap Value Portfolio	23,297,094
5,061,479	Maxim MFS International Growth Portfolio	52,487,533
6,991,978	Maxim MFS International Value Portfolio	52,369,912
6,021,328	Maxim MidCap Value Portfolio	52,987,687
1,825,414	Maxim Small-Cap Growth Portfolio	29,078,844
2,424,803	Maxim Small-Cap Value Portfolio	23,108,369
4,308,636	Maxim T. Rowe Price Equity/Income Portfolio	57,347,939
1,629,549	Maxim T. Rowe Price MidCap Growth Portfolio	27,327,540
4,170,729	Putnam Equity Income Fund	57,597,774
4,885,506	Putnam Multi-Cap Value Fund A	53,691,714

TOTAL EQUITY MUTUAL FUNDS --- 100%		$579,563,534
(Cost $585,531,297)

OTHER ASSETS & LIABILITIES --- 0.00%		$(4,769)

TOTAL NET ASSETS --- 100%		$579,558,765
(Cost $585,531,297)

		(Continued)

MAXIM SERIES FUND, INC.

MAXIM MODERATELY AGGRESSIVE PROFILE II PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2010
UNAUDITED

Shares			Value ($)

EQUITY MUTUAL FUNDS

1,472,747		Maxim Invesco ADR Portfolio	17,717,146
3,277,067		Maxim Janus Large Cap Growth Portfolio	36,113,283
1,718,257		Maxim MFS International Growth Portfolio	17,818,323
2,369,876		Maxim MFS International Value Portfolio	17,750,370
2,005,159		Maxim MidCap Value Portfolio	17,645,401
527,807		Maxim Small-Cap Growth Portfolio	8,407,964
730,310		Maxim Small-Cap Value Portfolio	6,959,850
561,647		Maxim T. Rowe Price MidCap Growth Portfolio	9,418,828
1,708,373		Putnam Equity Income Fund	23,592,633
1,625,223		Putnam Multi-Cap Value Fund A	17,861,205

TOTAL EQUITY MUTUAL FUNDS --- 62.09%			$173,285,003
(Cost $154,700,699)

BOND MUTUAL FUNDS

1,302,327		Maxim Federated Bond Portfolio	13,960,950
1,431,951		Maxim Global Bond Portfolio	14,018,800
398,685		Maxim Loomis Sayles Small-Cap Value Portfolio	7,016,861
526,805		Maxim Putnam High Yield Bond Portfolio	4,193,365
1,764,838		Maxim T. Rowe Price Equity/Income Portfolio	23,489,991
1,110,444		Maxim U.S. Government Mortgage Securities Portfolio	13,913,865
710,491		Putnam High Yield Advantage Fund A	4,191,894

TOTAL BOND MUTUAL FUNDS --- 28.95%			$80,785,726
(Cost $75,781,000)

FIXED INTEREST CONTRACT

Interest			Value ($)

21,030,223	*	Great-West Life & Annuity Contract	$25,020,101

TOTAL FIXED INTEREST CONTRACT --- 8.96%
(Cost $24,630,596)

TOTAL INVESTMENTS --- 100.00%			$279,090,830
(Cost $255,112,295)

OTER ASSTES & LIABILITIES --- 0.00%			$(2,296)

TOTAL NET ASSETS --- 100%			$279,088,534
(Cost $255,112,295)

* Represents the dollar value of the individual interest in the Contract acquired at the date of acquisition.

			(Continued)
MAXIM SERIES FUND, INC.

MAXIM MODERATE PROFILE II PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2010
UNAUDITED

Shares			Value ($)

EQUITY MUTUAL FUNDS

4,347,018		Maxim Invesco ADR Portfolio	52,294,629
10,603,874		Maxim Janus Large Cap Growth Portfolio	116,854,695
838,534		Maxim Loomis Sayles Small-Cap Value Portfolio	14,758,201
5,073,172		Maxim MFS International Growth Portfolio	52,608,797
6,995,001		Maxim MFS International Value Portfolio	52,392,554
3,608,876		Maxim MidCap Value Portfolio	31,758,108
1,850,180		Maxim Small-Cap Growth Portfolio	29,473,374
1,536,034		Maxim Small-Cap Value Portfolio	14,638,400
5,822,646		Maxim T. Rowe Price Equity/Income Portfolio	77,499,413
2,063,113		Maxim T. Rowe Price MidCap Growth Portfolio	34,598,412
5,636,332		Putnam Equity Income Fund	77,837,743
2,925,021		Putnam Multi-Cap Value Fund A	32,145,976

TOTAL EQUITY MUTUAL FUNDS --- 32.05%			$586,860,302
(Cost $522,329,210)

BOND MUTUAL FUNDS

6,391,286		Maxim Federated Bond Portfolio	68,514,582
7,027,386		Maxim Global Bond Portfolio	68,798,107
1,846,671		Maxim Putnam High Yield Bond Portfolio	14,699,500
5,449,614		Maxim U.S. Government Mortgage Securities Portfolio	68,283,660
2,490,573		Putnam High Yield Advantage Fund A	14,694,380

TOTAL BOND MUTUAL FUNDS --- 59.43%			$234,990,229
(Cost $220,149,611)

FIXED INTEREST CONTRACT

Interest			Value ($)

131,057,644	*	Great-West Life & Annuity Contract	$155,922,046

TOTAL FIXED INTEREST CONTRACT --- 8.52%
(Cost $148,446,398)

TOTAL INVESTMENTS --- 100.00%			$977,772,577
(Cost $890,925,219)

OTHER ASSETS & LIABILITIES --- 0.00%			$(8,050)

TOTAL NET ASSETS --- 100%			$977,764,527
(Cost $890,925,219)

* Represents the dollar value of the individual interest in the Contract acquired at the date of acquisition.

			(Continued)

MAXIM SERIES FUND, INC.

MAXIM MODERATELY CONSERVATIVE PROFILE II PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2010
UNAUDITED

Shares			Value ($)

EQUITY MUTUAL FUNDS

246,584		Maxim Invesco ADR Portfolio	2,966,411
727,980		Maxim Janus Large Cap Growth Portfolio	8,022,338
69,081		Maxim Loomis Sayles Small-Cap Value Portfolio	1,215,819
287,236		Maxim MFS International Growth Portfolio	2,978,639
395,711		Maxim MFS International Value Portfolio	2,963,873
289,991		Maxim MidCap Value Portfolio	2,551,918
126,542		Maxim Small-Cap Value Portfolio	1,205,946
80,612		Maxim T. Rowe Price MidCap Growth Portfolio	1,351,864
389,744		Maxim T. Rowe Price Equity/Income Portfolio	5,187,492
377,273		Putnam Equity Income Fund	5,210,139
235,040		Putnam Multi-Cap Value Fund A	2,583,088

TOTAL EQUITY MUTUAL FUNDS --- 38.56%			$36,237,527
(Cost $32,952,086)

BOND MUTUAL FUNDS

676,973		Maxim Federated Bond Portfolio	7,257,156
744,349		Maxim Global Bond Portfolio	7,287,180
253,558		Maxim Putnam High Yield Bond Portfolio	2,018,323
641,367		Maxim U.S. Government Mortgage Securities Portfolio	8,036,326
341,970		Putnam High Yield Advantage Fund A	2,017,624

TOTAL BOND MUTUAL FUNDS --- 39.50%			$26,616,609
(Cost $25,530,705)

FIXED INTEREST CONTRACT

Interest			Value ($)

14,845,817	*	Great-West Life & Annuity Contract	$17,662,382

TOTAL FIXED INTEREST CONTRACT --- 21.94%
(Cost $17,283,421)

TOTAL INVESTMENTS --- 100.00%			$80,516,518
(Cost $75,766,212)

OTHER ASSETS & LIABILITIES --- 0.00%			$(663)

TOTAL NET ASSETS --- 100%			$80,515,855
(Cost $75,766,212)

* Represents the dollar value of the individual interest in the Contract acquired at the date of acquisition.

			(Continued)

MAXIM SERIES FUND, INC.

MAXIM CONSERVATIVE PROFILE II PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2010
UNAUDITED

Shares			Value ($)

EQUITY MUTUAL FUNDS

565,319		Maxim Invesco ADR Portfolio	6,800,782
1,577,262		Maxim Janus Large Cap Growth Portfolio	17,381,422
661,331		Maxim MFS International Growth Portfolio	6,857,999
909,664		Maxim MFS International Value Portfolio	6,813,380
934,921		Maxim MidCap Value Portfolio	8,227,302
1,082,658		Maxim T. Rowe Price Equity/Income Portfolio	14,410,183
234,982		Maxim T. Rowe Price MidCap Growth Portfolio	3,940,652
1,048,014		Putnam Equity Income Fund	14,473,067
757,747		Putnam Multi-Cap Value Fund A	8,327,636

TOTAL EQUITY MUTUAL FUNDS --- 30.00%			$87,232,423
(Cost $73,479,145)

BOND MUTUAL FUNDS

2,851,976		Maxim Federated Bond Portfolio	30,573,179
3,135,817		Maxim Global Bond Portfolio	30,699,646
1,098,731		Maxim Putnam High Yield Bond Portfolio	8,745,902
1,807,427		Maxim Short Duration Bond Portfolio	18,905,691
3,242,384		Maxim U.S. Government Mortgage Securities Portfolio	40,627,070
1,481,837		Putnam High Yield Advantage Fund A	8,742,837

TOTAL BOND MUTUAL FUNDS --- 47.57%			$138,294,325
(Cost $130,343,329)

FIXED INTEREST CONTRACT

Interest			Value ($)

54,827,227	*	Great-West Life & Annuity Contract	$65,229,110

TOTAL FIXED INTEREST CONTRACT --- 22.43%
(Cost $61,831,544)

TOTAL INVESTMENTS --- 100.00%			$290,755,858
(Cost $265,654,018)

OTHER ASSETS & LIABILITIES --- 0.00%			$(2,393)

TOTAL NET ASSETS --- 100%			$290,753,465
(Cost $265,654,018)

* Represents the dollar value of the individual interest in the Contract acquired at the date of acquisition.

			(Concluded)

Investments in shares of the underlying funds are valued at their net asset value as reported by the underlying fund.  Investments in the Great West Life & Annuity Contract (the Contract) are valued at the amount of deposits plus interest, less withdrawals, determined on a daily basis.  The investment in the Contract is a guaranteed account invested in the general account of Great West Life & Annuity (GWL&A).  The interest rate credited may change on a calendar quarter basis, but on an annual effective basis will not be less than 1.5%. The investment in the Contract is considered to be fair valued with the major consideration in the valuation being the credit rating of GWL&A.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of September 30, 2010 were as follows:

	Cost For
	Income			Net
	Tax	Gross	Gross	Unrealized
Portfolio	Purposes	Appreciation	Depreciation	Depreciation

Aggressive Profile II Portfolio	$706,219,779	$-	$(126,656,245)	$(126,656,245)
Conservative Profile II Portfolio	299,584,145	6,283,462	(15,111,749)	(8,828,287)
Moderate Profile II Portfolio	1,085,766,530	11,530,963	(119,524,915)	(107,993,952)
Moderately Aggressive Profile II Portfolio	282,190,561	5,785,743	(8,885,474)	(3,099,731)
Moderately Conservative Profile II Portfolio	84,079,497	887,811	(4,450,790)	(3,562,979)

The Portfolios classify valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments.  The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs. These may include quoted prices in markets that are not active or quoted prices for similar assets in active markets.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of September 30, 2010, the inputs used to value the Portfolio’s investments were as follows:

Aggressive Profile II Portfolio

Description	Level 1	Level 2	Level 3	Total
Equity mutual funds	$579,563,534	$0	$0	$579,563,534

Conservative Profile II Portfolio

Description	Level 1	Level 2	Level 3	Total
Equity mutual funds	$87,232,423	$-	$-	$87,232,423
Bond mutual funds	138,294,325	-	-	138,294,325
Fixed interest contract	-	-	65,229,110	65,229,110
Total	$225,526,748	$0	$65,229,110	$290,755,858

Moderate Profile II Portfolio

Description	Level 1	Level 2	Level 3	Total
Equity mutual funds	$586,860,302	$-	$-	$586,860,302
Bond mutual funds	234,990,229	-	-	234,990,229
Fixed interest contract	-	-	155,922,046	155,922,046
Total	$821,850,531	$0	$155,922,046	$977,772,577

Moderately Aggressive Profile II Portfolio

Description	Level 1	Level 2	Level 3	Total
Equity mutual funds	$173,285,003	$-	$-	$173,285,003
Bond mutual funds	80,785,726	-	-	80,785,726
Fixed interest contract	-	-	25,020,101	25,020,101
Total	$254,070,729	$0	$25,020,101	$279,090,830

Moderately Conservative Profile II Portfolio

Description	Level 1	Level 2	Level 3	Total
Equity mutual funds	$36,237,527	$-	$-	$36,237,527
Bond mutual funds	26,616,609	-	-	26,616,609
Fixed interest contract	-	-	17,662,382	17,662,382
Total	$62,854,136	$0	$17,662,382	$80,516,518

The following is a reconciliation of the change in Level 3 assets during the period ended September 30, 2010:

			Moderately	Moderately
	Conservative	Moderate	Aggressive	Conservative
	Profile II	Profile II	Profile II	Profile II
Description	Portfolio	Portfolio	Portfolio	Portfolio
Beginning Balance, January 1, 2010	$57,230,970	$130,311,562	$6,831,117	$8,590,579
Total realized gains (or losses)	1,217,557	3,004,458	(5,816,295)	821,668
Total unrealized gains (or losses)	(305,161)	(478,541)	199,468	(543,633)
Purchases, sales and corporate actions	7,085,744	23,084,567	23,805,811	8,793,768
Transfers into (out of) Level 3	-	-	-	-
Ending Balance, September 30, 2010	$65,229,110	$155,922,046	$25,020,101	$17,662,382

Below is a summary of the transactions for each underlying investment during the nine months ended September 30, 2010, in which the issuer was an affiliate of a Portfolio, as defined in the 1940 Act.

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2009	Cost	Cost	Gain/(Loss)	Received	9/30/2010

Aggressive Profile II Portfolio

Maxim Invesco ADR Portfolio	4,345,151	$46,499,134	$13,010,540	$10,802,822	$(4,144,103)	$13,302	$52,272,165
Maxim Janus Large Cap Growth Portfolio	8,892,646	63,636,345	43,349,207	11,972,465	(3,076,977)	-	97,996,963
Maxim Loomis Sayles Small-Cap Value Portfolio	1,323,699	35,729,373	4,137,108	23,198,531	(4,465,714)	48,129	23,297,094
Maxim MFS International Growth Portfolio	5,061,479	46,199,134	11,846,411	11,216,547	(4,098,094)	-	52,487,533
Maxim MFS International Value Portfolio	6,991,978	45,938,558	11,268,289	11,669,842	(5,889,248)	684	52,369,912
Maxim MidCap Value Portfolio	6,021,328	52,460,183	6,689,701	13,407,426	(2,041,485)	228,440	52,987,687
Maxim Small-Cap Growth Portfolio	1,825,414	27,083,887	4,839,475	4,520,461	255,841	-	29,078,844
Maxim Small-Cap Value Portfolio	2,424,803	35,717,863	4,524,358	23,165,201	(1,708,321)	60,385	23,108,369
Maxim T. Rowe Price Equity/Income Portfolio	4,308,636	43,513,097	17,960,249	8,038,840	(2,540,332)	400,203	57,347,939
Maxim T. Rowe Price MidCap Growth Portfolio	1,629,549	46,721,493	4,565,142	33,501,330	(4,952,950)	-	27,327,540
Putnam Equity Income Fund	4,170,729	43,315,766	18,720,079	6,193,576	(998,929)	571,223	57,597,774
Putnam Multi-Cap Value Fund A	4,885,506	52,405,121	7,533,357	14,198,404	(2,188,679)	-	53,691,714

TOTAL					$(35,848,991)	$1,322,366	$579,563,534

		Market					Market
	Shares/Interest	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2009	Cost	Cost	Gain/(Loss)	Received	9/30/2010

Conservative Profile II Portfolio

Great-West Life & Annuity Contract	54,827,227	$57,230,970	$15,713,626	$7,751,369	$1,217,558	$-	$65,229,110
Maxim Federated Bond Portfolio	2,851,976	25,656,802	7,924,315	3,939,969	319,355	835,733	30,573,179
Maxim Global Bond Portfolio	3,135,817	16,367,601	15,785,880	4,072,464	(580,980)	286,192	30,699,646
Maxim Invesco ADR Portfolio	565,319	4,725,492	3,067,397	1,456,025	(415,049)	1,796	6,800,782
Maxim Janus Large Cap Growth Portfolio	1,577,262	18,327,756	4,698,159	5,975,570	(126,794)	-	17,381,422
Maxim MFS International Growth Portfolio	661,331	4,746,588	3,092,899	1,603,610	(310,930)	-	6,857,999
Maxim MFS International Value Portfolio	909,664	4,719,841	2,889,618	935,654	58,115	92	6,813,380
Maxim MidCap Value Portfolio	934,921	6,561,764	2,551,971	1,874,682	(231,693)	32,365	8,227,302
Maxim Putnam High Yield Bond Portfolio	1,098,731	16,277,992	2,560,644	10,235,711	495,985	492,107	8,745,902
Maxim Short Duration Bond Portfolio	1,807,427	18,349,316	4,618,149	4,586,638	234,483	561,884	18,905,691
Maxim T. Rowe Price Equity/Income Portfolio	1,082,658	10,313,505	5,822,342	2,844,097	(673,799)	96,596	14,410,183
Maxim T. Rowe Price MidCap Growth Portfolio	234,982	869,619	3,311,730	499,654	47,713	-	3,940,652
Maxim U.S. Government Mortgage Securities Portfolio	3,242,384	27,799,804	17,156,544	4,989,035	361,134	987,873	40,627,070
Putnam Equity Income Fund	1,048,014	10,279,399	6,038,919	2,553,590	(369,060)	137,340	14,473,067
Putnam High Yield Advantage Fund A	1,481,837	16,373,384	2,818,631	10,202,315	701,987	676,337	8,742,837
Putnam Multi-Cap Value Fund A	757,747	6,554,909	2,624,221	1,307,316	373,711	-	8,327,636

TOTAL					$1,101,736	$4,108,315	$290,755,858

		Market					Market
	Shares/Interest	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2009	Cost	Cost	Gain/(Loss)	Received	9/30/2010

Moderate Profile II Portfolio

Great-West Life & Annuity Contract	131,057,644	$130,311,562	$47,064,783	$21,467,920	$3,004,459	$-	$155,922,046
Maxim Federated Bond Portfolio	6,391,286	62,856,607	18,044,045	14,308,376	1,033,418	1,996,694	68,514,582
Maxim Global Bond Portfolio	7,027,386	47,401,775	25,149,289	10,225,974	(1,484,424)	708,887	68,798,107
Maxim Invesco ADR Portfolio	4,347,018	44,310,394	14,122,846	10,703,631	(4,534,779)	13,641	52,294,629
Maxim Janus Large Cap Growth Portfolio	10,603,874	90,671,138	37,886,036	15,071,270	(2,428,508)	-	116,854,695
Maxim Loomis Sayles Small-Cap Value Portfolio	838,534	35,454,573	5,170,247	28,162,644	(145,353)	39,338	14,758,201
Maxim MFS International Growth Portfolio	5,073,172	44,111,075	14,121,592	10,630,623	(2,817,020)	-	52,608,797
Maxim MFS International Value Portfolio	6,995,001	43,775,892	12,706,713	9,372,113	(3,866,576)	702	52,392,554
Maxim MidCap Value Portfolio	3,608,876	38,960,338	7,253,802	21,304,248	(2,803,419)	151,093	31,758,108
Maxim Putnam High Yield Bond Portfolio	1,846,671	19,286,367	4,081,548	12,195,139	(2,662,659)	727,208	14,699,500
Maxim Small-Cap Growth Portfolio	1,850,180	6,477,501	25,483,142	3,353,929	233,584	-	29,473,374
Maxim Small-Cap Value Portfolio	1,536,034	35,475,672	5,255,485	25,833,571	4,464,033	49,462	14,638,400
Maxim T. Rowe Price Equity/Income Portfolio	5,822,646	49,069,583	33,524,817	10,928,603	(3,818,144)	519,517	77,499,413
Maxim T. Rowe Price MidCap Growth Portfolio	2,063,113	39,782,063	6,572,967	18,265,695	(1,622,277)	-	34,598,412
Maxim U.S. Government Mortgage Securities Portfolio	5,449,614	62,573,306	18,601,521	14,051,099	913,986	1,888,095	68,283,660
Putnam Equity Income Fund	5,636,332	48,907,434	34,682,607	8,480,853	(1,273,159)	736,717	77,837,743
Putnam High Yield Advantage Fund A	2,490,573	19,428,048	4,478,520	10,170,443	(319,602)	957,168	14,694,380
Putnam Multi-Cap Value Fund A	2,925,021	38,919,240	7,640,374	17,398,579	1,454,464	-	32,145,976

TOTAL					$(16,671,976)	$7,788,522	$977,772,577

		Market					Market
	Shares/Interest	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2009	Cost	Cost	Gain/(Loss)	Received	9/30/2010

Moderately Aggressive Profile II Portfolio

Great-West Life & Annuity Contract	21,030,223	$6,831,117	$20,792,841	$2,827,460	$161,374	$-	$25,020,101
Maxim Federated Bond Portfolio	1,302,327	5,672,750	10,267,675	2,285,866	180,626	385,142	13,960,950
Maxim Global Bond Portfolio	1,431,951	5,741,204	8,748,676	1,731,814	(169,902)	150,468	14,018,800
Maxim Invesco ADR Portfolio	1,472,747	6,915,167	11,535,784	1,923,028	(696,307)	4,537	17,717,146
Maxim Janus Large Cap Growth Portfolio	3,277,067	12,371,143	24,834,866	2,938,174	(837,332)	-	36,113,283
Maxim Loomis Sayles Small-Cap Value Portfolio	398,685	3,945,260	5,017,153	2,451,926	261,781	12,916	7,016,861
Maxim MFS International Growth Portfolio	1,718,257	6,882,253	11,364,822	2,323,344	(581,890)	-	17,818,323
Maxim MFS International Value Portfolio	2,369,876	6,843,647	11,166,113	1,583,106	(521,822)	233	17,750,370
Maxim MidCap Value Portfolio	2,005,159	8,209,064	11,267,543	3,751,367	162,910	74,798	17,645,401
Maxim Putnam High Yield Bond Portfolio	526,805	2,568,252	3,639,088	2,050,429	188,996	200,727	4,193,365
Maxim Small-Cap Growth Portfolio	527,807	5,179,993	6,630,199	3,542,299	890,283	-	8,407,964
Maxim Small-Cap Value Portfolio	730,310	3,937,860	5,091,367	2,570,284	681,754	16,114	6,959,850
Maxim T. Rowe Price Equity/Income Portfolio	1,764,838	8,812,027	14,769,142	1,692,336	(478,548)	163,128	23,489,991
Maxim T. Rowe Price MidCap Growth Portfolio	561,647	5,255,890	6,467,437	2,801,676	964,247	-	9,418,828
Maxim U.S. Government Mortgage Securities Portfolio	1,110,444	5,654,803	10,382,576	2,297,592	115,747	363,901	13,913,865
Putnam Equity Income Fund	1,708,373	8,782,826	15,002,544	1,339,687	(190,435)	230,913	23,592,633
Putnam High Yield Advantage Fund A	710,491	2,588,592	3,704,731	2,008,192	276,615	243,902	4,191,894
Putnam Multi-Cap Value Fund A	1,625,223	8,189,457	11,549,789	3,162,903	961,821	-	17,861,205

TOTAL					$1,369,918	$1,846,779	$279,090,830

		Market					Market
	Shares/Interest	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2009	Cost	Cost	Gain/(Loss)	Received	9/30/2010

Moderately Conservative Profile II Portfolio

Great-West Life & Annuity Contract	14,845,817	$8,590,579	$11,461,793	$2,549,194	$150,326	$-	$17,662,382
Maxim Federated Bond Portfolio	676,973	3,015,676	5,033,225	949,796	85,053	187,708	7,257,156
Maxim Global Bond Portfolio	744,349	2,323,732	5,241,506	738,808	34,703	67,036	7,287,180
Maxim INVESCO ADR Portfolio	246,584	1,340,437	1,943,345	310,444	94,060	783	2,966,411
Maxim Janus Large Cap Growth Portfolio	727,980	3,155,355	5,740,925	779,340	327,855	-	8,022,338
Maxim Loomis Sayles Small-Cap Value Portfolio	69,081	1,593,480	1,428,458	1,567,403	446,838	3,048	1,215,819
Maxim MFS International Growth Portfolio	287,236	1,331,870	1,938,638	369,243	137,572	-	2,978,639
Maxim MFS International Value Portfolio	395,711	1,320,553	1,881,133	272,826	101,652	40	2,963,873
Maxim MidCap Value Portfolio	289,991	1,025,232	1,723,332	278,464	168,484	9,438	2,551,918
Maxim Putnam High Yield Bond Portfolio	253,558	1,686,324	1,739,005	1,219,901	308,853	99,959	2,018,323
Maxim Small-Cap Value Portfolio	126,542	1,594,367	1,430,795	1,631,666	529,511	3,768	1,205,946
Maxim T. Rowe Price Equity/Income Portfolio	389,744	1,702,706	3,897,085	452,551	161,241	31,987	5,187,492
Maxim T. Rowe Price MidCap Growth Portfolio	80,612	1,610,344	1,436,313	1,463,412	532,409	-	1,351,864
Maxim U.S. Government Mortgage Securities Portfolio	641,367	3,097,747	5,905,679	1,065,154	55,751	192,390	8,036,326
Putnam Equity Income Fund	377,273	1,693,266	3,951,451	496,085	125,600	46,137	5,210,139
Putnam High Yield Advantage Fund A	341,970	1,695,866	1,770,036	1,258,326	285,916	125,770	2,017,624
Putnam Multi-Cap Value Fund A	235,040	1,020,354	1,739,140	254,615	194,666	-	2,583,088

TOTAL					$3,740,490	$768,064	$80,516,518
MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2015 PORTFOLIO I
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2010
UNAUDITED

Shares		Value ($)

EQUITY MUTUAL FUNDS

14,818	Allianz NFJ Small Cap Value Fund A	383,505
54,480	American Century Growth Fund Inv	1,255,766
23,742	BlackRock U.S. Opportunities Portfolio Inv A	831,452
48,993	Goldman Sachs Mid Cap Value Fund A	1,566,303
33,633	Harbor International Fund Inv	1,884,121
57,545	Invesco International Growth Fund I	1,513,423
31,574	Invesco Van Kampen Small Cap Growth Fund A	308,796
75,964	Janus Perkins Mid Cap Value Fund S	1,566,374
173,941	Maxim Index 600 Portfolio	1,375,870
154,164	Maxim Invesco ADR Portfolio	1,854,595
113,439	Maxim Janus Large Cap Growth Portfolio	1,250,100
21,876	Maxim Loomis Sayles Small-Cap Value Portfolio	385,019
145,546	Maxim MFS International Growth Portfolio	1,509,315
532,986	Maxim S&P 500® Index Portfolio	5,548,383
113,880	Maxim T. Rowe Price Equity/Income Portfolio	1,515,736
49,955	Maxim T. Rowe Price MidCap Growth Portfolio	837,741
72,555	MFS Value Fund A	1,520,017
45,085	Sentinel Small Company Fund A	307,486

TOTAL EQUITY MUTUAL FUNDS --- 39.75%		$25,414,002
(Cost $24,238,994)

BOND MUTUAL FUNDS

573,322	American Century Inflation Adjusted Bond Fund A	6,937,214
95,635	Calvert Short Duration Income Fund A	1,591,362
277,321	JPMorgan High Yield Bond Fund A	2,221,342
638,167	Maxim Bond Index Portfolio	8,813,083
821,122	Maxim Federated Bond Portfolio	8,802,428
222,408	Maxim Global Bond Portfolio	2,177,373
280,827	Maxim Putnam High Yield Bond Portfolio	2,235,381
152,311	Maxim Short Duration Bond Portfolio	1,593,169
327,719	Oppenheimer International Bond Fund A	2,228,488

TOTAL BOND MUTUAL FUNDS --- 57.25%		$36,599,840
(Cost $35,717,581)

MONEY MARKET MUTUAL FUNDS

1,904,052	Maxim Money Market Portfolio	1,904,052

TOTAL MONEY MARKET MUTUAL FUNDS --- 2.98%		$1,904,052
(Cost $1,904,052)

TOTAL INVESTMENTS --- 99.98%		$63,917,894
(Cost $61,860,627)

OTHER ASSETS AND LIABILITIES --- 0.02%		$10,047

TOTAL NET ASSETS --- 100%		$63,927,941
(Cost $61,860,627)

			(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2015 PORTFOLIO II
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2010
UNAUDITED

Shares		Value ($)

EQUITY MUTUAL FUNDS

44,882	Allianz NFJ Small Cap Value Fund A	1,161,572
165,120	American Century Growth Fund Inv	3,806,015
73,012	BlackRock U.S. Opportunities Portfolio Inv A	2,556,876
150,226	Goldman Sachs Mid Cap Value Fund A	4,802,714
102,549	Harbor International Fund Inv	5,744,774
177,567	Invesco International Growth Fund I	4,670,007
100,412	Invesco Van Kampen Small Cap Growth Fund A	982,030
232,924	Janus Perkins Mid Cap Value Fund S	4,802,884
537,565	Maxim Index 600 Portfolio	4,252,139
469,001	Maxim Invesco ADR Portfolio	5,642,083
343,809	Maxim Janus Large Cap Growth Portfolio	3,788,780
66,245	Maxim Loomis Sayles Small-Cap Value Portfolio	1,165,913
450,167	Maxim MFS International Growth Portfolio	4,668,228
1,621,150	Maxim S&P 500® Index Portfolio	16,876,173
346,398	Maxim T. Rowe Price Equity/Income Portfolio	4,610,562
153,614	Maxim T. Rowe Price MidCap Growth Portfolio	2,576,109
220,699	MFS Value Fund A	4,623,647
143,015	Sentinel Small Company Fund A	975,364

TOTAL EQUITY MUTUAL FUNDS --- 50.22%		$77,705,870
(Cost $74,703,284)

BOND MUTUAL FUNDS

1,158,348	American Century Inflation Adjusted Bond Fund A	14,016,010
189,628	Calvert Short Duration Income Fund A	3,155,410
546,030	JPMorgan High Yield Bond Fund A	4,373,701
1,272,326	Maxim Bond Index Portfolio	17,570,816
1,637,058	Maxim Federated Bond Portfolio	17,549,261
442,881	Maxim Global Bond Portfolio	4,335,803
552,932	Maxim Putnam High Yield Bond Portfolio	4,401,340
302,753	Maxim Short Duration Bond Portfolio	3,166,801
652,252	Oppenheimer International Bond Fund A	4,435,311

TOTAL BOND MUTUAL FUNDS --- 47.19%		$73,004,453
(Cost $71,199,037)

MONEY MARKET MUTUAL FUNDS

3,990,391	Maxim Money Market Portfolio	3,990,391

TOTAL MONEY MARKET MUTUAL FUNDS --- 2.58%		$3,990,391
(Cost $3,990,391)

TOTAL INVESTMENTS --- 99.99%		$154,700,714
(Cost $149,892,712)

OTHER ASSETS AND LIABILITIES --- 0.01%		$14,649

TOTAL NET ASSETS --- 100%		$154,715,363
(Cost $149,892,712)

			(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2015 PORTFOLIO III
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2010
UNAUDITED

Shares		Value ($)

EQUITY MUTUAL FUNDS

595	Allianz NFJ Small Cap Value Fund A	15,398
2,661	American Century Growth Fund Inv	61,328
1,170	BlackRock U.S. Opportunities Portfolio Inv A	40,960
2,370	Goldman Sachs Mid Cap Value Fund A	75,769
1,648	Harbor International Fund Inv	92,329
2,830	Invesco International Growth Fund I	74,427
1,909	Invesco Van Kampen Small Cap Growth Fund A	18,667
3,677	Janus Perkins Mid Cap Value Fund S	75,815
8,590	Maxim Index 600 Portfolio	67,946
7,555	Maxim Invesco ADR Portfolio	90,881
5,540	Maxim Janus Large Cap Growth Portfolio	61,053
878	Maxim Loomis Sayles Small-Cap Value Portfolio	15,451
7,158	Maxim MFS International Growth Portfolio	74,224
26,061	Maxim S&P 500® Index Portfolio	271,300
5,586	Maxim T. Rowe Price Equity/Income Portfolio	74,347
2,461	Maxim T. Rowe Price MidCap Growth Portfolio	41,269
3,559	MFS Value Fund A	74,564
2,725	Sentinel Small Company Fund A	18,588

TOTAL EQUITY MUTUAL FUNDS --- 62.35%		$1,244,316
(Cost $1,168,169)

BOND MUTUAL FUNDS

11,284	American Century Inflation Adjusted Bond Fund A	136,533
1,852	Calvert Short Duration Income Fund A	30,823
5,321	JPMorgan High Yield Bond Fund A	42,623
12,352	Maxim Bond Index Portfolio	170,575
15,892	Maxim Federated Bond Portfolio	170,362
4,291	Maxim Global Bond Portfolio	42,011
5,388	Maxim Putnam High Yield Bond Portfolio	42,892
2,950	Maxim Short Duration Bond Portfolio	30,856
6,335	Oppenheimer International Bond Fund A	43,081

TOTAL BOND MUTUAL FUNDS --- 35.56%		$709,756
(Cost $689,399)

MONEY MARKET MUTUAL FUNDS

41,631	Maxim Money Market Portfolio	41,631

TOTAL MONEY MARKET MUTUAL FUNDS --- 2.09%		$41,631
(Cost $41,631)

TOTAL INVESTMENTS --- 100.00%		$1,995,703
(Cost $1,899,199)

OTHER ASSETS AND LIABILITIES --- 0.00%		$48

TOTAL NET ASSETS --- 100%		$1,995,751
(Cost $1,899,199)

			(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2025 PORTFOLIO I
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2010
UNAUDITED

Shares		Value ($)

EQUITY MUTUAL FUNDS

26,853	Allianz NFJ Small Cap Value Fund A	694,993
82,078	American Century Growth Fund Inv	1,891,890
36,304	BlackRock U.S. Opportunities Portfolio Inv A	1,271,354
73,646	Goldman Sachs Mid Cap Value Fund A	2,354,472
61,708	Harbor International Fund Inv	3,456,854
105,453	Invesco International Growth Fund I	2,773,414
57,680	Invesco Van Kampen Small Cap Growth Fund A	564,110
114,200	Janus Perkins Mid Cap Value Fund S	2,354,798
316,888	Maxim Index 600 Portfolio	2,506,581
281,495	Maxim Invesco ADR Portfolio	3,386,381
170,906	Maxim Janus Large Cap Growth Portfolio	1,883,385
39,640	Maxim Loomis Sayles Small-Cap Value Portfolio	697,660
267,942	Maxim MFS International Growth Portfolio	2,778,558
804,549	Maxim S&P 500® Index Portfolio	8,375,356
172,258	Maxim T. Rowe Price Equity/Income Portfolio	2,292,754
76,388	Maxim T. Rowe Price MidCap Growth Portfolio	1,281,020
109,762	MFS Value Fund A	2,299,513
82,372	Sentinel Small Company Fund A	561,774

TOTAL EQUITY MUTUAL FUNDS --- 55.53%		$41,424,867
(Cost $39,483,997)

BOND MUTUAL FUNDS

298,228	American Century Inflation Adjusted Bond Fund A	3,608,573
48,981	Calvert Short Duration Income Fund A	815,038
272,074	JPMorgan High Yield Bond Fund A	2,179,313
638,242	Maxim Bond Index Portfolio	8,814,127
821,184	Maxim Federated Bond Portfolio	8,803,090
247,471	Maxim Global Bond Portfolio	2,422,745
275,514	Maxim Putnam High Yield Bond Portfolio	2,193,089
78,385	Maxim Short Duration Bond Portfolio	819,905
364,667	Oppenheimer International Bond Fund A	2,479,737

TOTAL BOND MUTUAL FUNDS --- 43.07%		$32,135,617
(Cost $31,346,196)

MONEY MARKET MUTUAL FUNDS

1,034,265	Maxim Money Market Portfolio	1,034,265

TOTAL MONEY MARKET MUTUAL FUNDS --- 1.39%		$1,034,265
(Cost $1,034,265)

TOTAL INVESTMENTS --- 99.99%		$74,594,749
(Cost $71,864,458)

OTHER ASSETS AND LIABILITIES --- 0.01%		$9,410

TOTAL NET ASSETS --- 100%		$74,604,159
(Cost $71,864,458)

			(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2025 PORTFOLIO II
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2010
UNAUDITED

Shares		Value ($)

EQUITY MUTUAL FUNDS

87,798	Allianz NFJ Small Cap Value Fund A	2,272,206
270,485	American Century Growth Fund Inv	6,234,673
119,295	BlackRock U.S. Opportunities Portfolio Inv A	4,177,716
243,018	Goldman Sachs Mid Cap Value Fund A	7,769,283
202,600	Harbor International Fund Inv	11,349,662
348,478	Invesco International Growth Fund I	9,164,975
189,839	Invesco Van Kampen Small Cap Growth Fund A	1,856,630
376,853	Janus Perkins Mid Cap Value Fund S	7,770,703
1,044,428	Maxim Index 600 Portfolio	8,261,429
925,490	Maxim Invesco ADR Portfolio	11,133,642
563,238	Maxim Janus Large Cap Growth Portfolio	6,206,883
129,576	Maxim Loomis Sayles Small-Cap Value Portfolio	2,280,530
884,354	Maxim MFS International Growth Portfolio	9,170,749
2,639,277	Maxim S&P 500® Index Portfolio	27,474,875
563,168	Maxim T. Rowe Price Equity/Income Portfolio	7,495,777
251,002	Maxim T. Rowe Price MidCap Growth Portfolio	4,209,305
358,819	MFS Value Fund A	7,517,258
271,106	Sentinel Small Company Fund A	1,848,939

TOTAL EQUITY MUTUAL FUNDS --- 70.25%		$136,195,235
(Cost $130,872,269)

BOND MUTUAL FUNDS

516,741	American Century Inflation Adjusted Bond Fund A	6,252,565
86,908	Calvert Short Duration Income Fund A	1,446,141
479,985	JPMorgan High Yield Bond Fund A	3,844,682
1,117,754	Maxim Bond Index Portfolio	15,436,183
1,438,119	Maxim Federated Bond Portfolio	15,416,639
426,002	Maxim Global Bond Portfolio	4,170,559
486,052	Maxim Putnam High Yield Bond Portfolio	3,868,973
138,930	Maxim Short Duration Bond Portfolio	1,453,204
627,520	Oppenheimer International Bond Fund A	4,267,139

TOTAL BOND MUTUAL FUNDS --- 28.96%		$56,156,085
(Cost $54,792,996)

MONEY MARKET MUTUAL FUNDS

1,538,087	Maxim Money Market Portfolio	1,538,087

TOTAL MONEY MARKET MUTUAL FUNDS --- 0.79%		$1,538,087
(Cost $1,538,087)

TOTAL INVESTMENTS --- 100.00%		$193,889,407
(Cost $187,203,352)

OTHER ASSETS AND LIABILITIES --- 0.00%		$5,166

TOTAL NET ASSETS --- 100%		$193,894,573
(Cost $187,203,352)

			(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2025 PORTFOLIO III
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2010
UNAUDITED

Shares		Value ($)

EQUITY MUTUAL FUNDS

1,527	Allianz NFJ Small Cap Value Fund A	39,553
4,746	American Century Growth Fund Inv	109,411
2,103	BlackRock U.S. Opportunities Portfolio Inv A	73,660
4,242	Goldman Sachs Mid Cap Value Fund A	135,620
3,536	Harbor International Fund Inv	198,100
6,139	Invesco International Growth Fund I	161,452
3,356	Invesco Van Kampen Small Cap Growth Fund A	32,818
6,579	Janus Perkins Mid Cap Value Fund S	135,669
18,269	Maxim Index 600 Portfolio	144,508
16,206	Maxim Invesco ADR Portfolio	194,955
9,884	Maxim Janus Large Cap Growth Portfolio	108,921
2,256	Maxim Loomis Sayles Small-Cap Value Portfolio	39,703
15,525	Maxim MFS International Growth Portfolio	160,997
46,485	Maxim S&P 500® Index Portfolio	483,908
9,961	Maxim T. Rowe Price Equity/Income Portfolio	132,586
4,426	Maxim T. Rowe Price MidCap Growth Portfolio	74,226
6,347	MFS Value Fund A	132,977
4,793	Sentinel Small Company Fund A	32,688

TOTAL EQUITY MUTUAL FUNDS --- 82.88%		$2,391,752
(Cost $2,266,818)

BOND MUTUAL FUNDS

4,563	American Century Inflation Adjusted Bond Fund A	55,212
778	Calvert Short Duration Income Fund A	12,939
4,116	JPMorgan High Yield Bond Fund A	32,966
9,508	Maxim Bond Index Portfolio	131,299
12,232	Maxim Federated Bond Portfolio	131,128
3,694	Maxim Global Bond Portfolio	36,162
4,168	Maxim Putnam High Yield Bond Portfolio	33,174
1,239	Maxim Short Duration Bond Portfolio	12,958
5,448	Oppenheimer International Bond Fund A	37,044

TOTAL BOND MUTUAL FUNDS --- 16.73%		$482,882
(Cost $472,467)

MONEY MARKET MUTUAL FUNDS

11,467	Maxim Money Market Portfolio	11,467

TOTAL MONEY MARKET MUTUAL FUNDS --- 0.40%		$11,467
(Cost $11,467)

TOTAL INVESTMENTS --- 100.01%		$2,886,101
(Cost $2,750,752)

OTHER ASSETS AND LIABILITIES --- (0.01%)		$(180)

TOTAL NET ASSETS --- 100%		$2,885,921
(Cost $2,750,752)

			(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2035 PORTFOLIO I
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2010
UNAUDITED

Shares		Value ($)

EQUITY MUTUAL FUNDS

25,963	Allianz NFJ Small Cap Value Fund A	671,917
67,846	American Century Growth Fund Inv	1,563,857
30,126	BlackRock U.S. Opportunities Portfolio Inv A	1,055,013
60,581	Goldman Sachs Mid Cap Value Fund A	1,936,764
60,936	Harbor International Fund Inv	3,413,656
105,115	Invesco International Growth Fund I	2,764,522
57,007	Invesco Van Kampen Small Cap Growth Fund A	557,531
93,938	Janus Perkins Mid Cap Value Fund S	1,937,000
310,395	Maxim Index 600 Portfolio	2,455,225
279,137	Maxim Invesco ADR Portfolio	3,358,016
141,254	Maxim Janus Large Cap Growth Portfolio	1,556,622
38,322	Maxim Loomis Sayles Small-Cap Value Portfolio	674,459
266,005	Maxim MFS International Growth Portfolio	2,758,469
663,046	Maxim S&P 500® Index Portfolio	6,902,313
141,840	Maxim T. Rowe Price Equity/Income Portfolio	1,887,885
63,380	Maxim T. Rowe Price MidCap Growth Portfolio	1,062,884
90,376	MFS Value Fund A	1,893,374
81,443	Sentinel Small Company Fund A	555,442

TOTAL EQUITY MUTUAL FUNDS --- 75.47%		$37,004,949
(Cost $35,369,844)

BOND MUTUAL FUNDS

40,817	American Century Inflation Adjusted Bond Fund A	493,891
7,333	Calvert Short Duration Income Fund A	122,028
112,400	JPMorgan High Yield Bond Fund A	900,320
260,863	Maxim Bond Index Portfolio	3,602,515
335,632	Maxim Federated Bond Portfolio	3,597,970
110,351	Maxim Global Bond Portfolio	1,080,332
113,820	Maxim Putnam High Yield Bond Portfolio	906,011
11,695	Maxim Short Duration Bond Portfolio	122,334
162,622	Oppenheimer International Bond Fund A	1,105,832

TOTAL BOND MUTUAL FUNDS --- 24.33%		$11,931,233
(Cost $11,647,086)

MONEY MARKET MUTUAL FUNDS

97,333	Maxim Money Market Portfolio	97,333

TOTAL MONEY MARKET MUTUAL FUNDS --- 0.20%		$97,333
(Cost $97,333)

TOTAL INVESTMENTS --- 100.00%		$49,033,515
(Cost $47,114,263)

OTHER ASSETS AND LIABILITIES --- 0.00%		$1,550

TOTAL NET ASSETS --- 100%		$49,035,065
(Cost $47,114,263)

			(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2035 PORTFOLIO II
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2010
UNAUDITED

Shares		Value ($)

EQUITY MUTUAL FUNDS

80,551	Allianz NFJ Small Cap Value Fund A	2,084,684
209,551	American Century Growth Fund Inv	4,830,141
92,368	BlackRock U.S. Opportunities Portfolio Inv A	3,234,724
187,840	Goldman Sachs Mid Cap Value Fund A	6,005,244
189,150	Harbor International Fund Inv	10,596,189
326,077	Invesco International Growth Fund I	8,575,829
176,533	Invesco Van Kampen Small Cap Growth Fund A	1,726,495
291,263	Janus Perkins Mid Cap Value Fund S	6,005,835
960,235	Maxim Index 600 Portfolio	7,595,462
866,933	Maxim Invesco ADR Portfolio	10,429,207
436,343	Maxim Janus Large Cap Growth Portfolio	4,808,502
118,895	Maxim Loomis Sayles Small-Cap Value Portfolio	2,092,549
824,585	Maxim MFS International Growth Portfolio	8,550,947
2,055,924	Maxim S&P 500® Index Portfolio	21,402,165
440,729	Maxim T. Rowe Price Equity/Income Portfolio	5,866,098
194,349	Maxim T. Rowe Price MidCap Growth Portfolio	3,259,229
280,812	MFS Value Fund A	5,883,013
252,067	Sentinel Small Company Fund A	1,719,097

TOTAL EQUITY MUTUAL FUNDS --- 86.89%		$114,665,410
(Cost $110,444,497)

BOND MUTUAL FUNDS

54,861	American Century Inflation Adjusted Bond Fund A	663,815
15,798	Calvert Short Duration Income Fund A	262,870
155,420	JPMorgan High Yield Bond Fund A	1,244,914
367,712	Maxim Bond Index Portfolio	5,078,100
473,103	Maxim Federated Bond Portfolio	5,071,666
155,333	Maxim Global Bond Portfolio	1,520,708
157,385	Maxim Putnam High Yield Bond Portfolio	1,252,782
25,181	Maxim Short Duration Bond Portfolio	263,395
228,791	Oppenheimer International Bond Fund A	1,555,782

TOTAL BOND MUTUAL FUNDS --- 12.82%		$16,914,032
(Cost $16,510,826)

MONEY MARKET MUTUAL FUNDS

393,165	Maxim Money Market Portfolio	393,165

TOTAL MONEY MARKET MUTUAL FUNDS --- 0.30%		$393,165
(Cost $393,165)

TOTAL INVESTMENTS --- 100.01%		$131,972,607
(Cost $127,348,488)

OTHER ASSETS AND LIABILITIES --- (0.01%)		$(8,961)

TOTAL NET ASSETS --- 100%		$131,963,646
(Cost $127,348,488)

			(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2035 PORTFOLIO III
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2010
UNAUDITED

Shares		Value ($)

EQUITY MUTUAL FUNDS

1,402	Allianz NFJ Small Cap Value Fund A	36,322
3,036	American Century Growth Fund Inv	69,978
1,618	BlackRock U.S. Opportunities Portfolio Inv A	56,657
3,271	Goldman Sachs Mid Cap Value Fund A	104,586
2,740	Harbor International Fund Inv	153,496
4,730	Invesco International Growth Fund I	124,387
3,076	Invesco Van Kampen Small Cap Growth Fund A	30,080
5,075	Janus Perkins Mid Cap Value Fund S	104,643
16,768	Maxim Index 600 Portfolio	132,632
12,556	Maxim Invesco ADR Portfolio	151,054
6,322	Maxim Janus Large Cap Growth Portfolio	69,663
2,072	Maxim Loomis Sayles Small-Cap Value Portfolio	36,461
14,387	Maxim MFS International Growth Portfolio	149,198
29,786	Maxim S&P 500® Index Portfolio	310,072
6,392	Maxim T. Rowe Price Equity/Income Portfolio	85,082
3,404	Maxim T. Rowe Price MidCap Growth Portfolio	57,090
4,073	MFS Value Fund A	85,335
4,396	Sentinel Small Company Fund A	29,979

TOTAL EQUITY MUTUAL FUNDS --- 93.27%		$1,786,715
(Cost $1,674,618)

BOND MUTUAL FUNDS

534	American Century Inflation Adjusted Bond Fund A	6,457
1,101	JPMorgan High Yield Bond Fund A	8,819
3,015	Maxim Bond Index Portfolio	41,643
3,880	Maxim Federated Bond Portfolio	41,589
1,091	Maxim Global Bond Portfolio	10,680
1,115	Maxim Putnam High Yield Bond Portfolio	8,875
1,610	Oppenheimer International Bond Fund A	10,947

TOTAL BOND MUTUAL FUNDS --- 6.74%		$129,010
(Cost $125,634)

TOTAL INVESTMENTS --- 100.01%		$1,915,725
(Cost $1,800,252)

OTHER ASSETS AND LIABILITIES --- (0.01%)		$(270)

TOTAL NET ASSETS --- 100%		$1,915,455
(Cost $1,800,252)

			(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2045 PORTFOLIO I
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2010
UNAUDITED

Shares		Value ($)

EQUITY MUTUAL FUNDS

13,638	Allianz NFJ Small Cap Value Fund A	352,952
30,639	American Century Growth Fund Inv	706,235
13,385	BlackRock U.S. Opportunities Portfolio Inv A	468,756
27,597	Goldman Sachs Mid Cap Value Fund A	882,273
33,017	Harbor International Fund Inv	1,849,597
57,178	Invesco International Growth Fund I	1,503,775
29,815	Invesco Van Kampen Small Cap Growth Fund A	291,588
42,795	Janus Perkins Mid Cap Value Fund S	882,432
162,731	Maxim Index 600 Portfolio	1,287,200
151,293	Maxim Invesco ADR Portfolio	1,820,058
63,795	Maxim Janus Large Cap Growth Portfolio	703,026
20,132	Maxim Loomis Sayles Small-Cap Value Portfolio	354,314
144,593	Maxim MFS International Growth Portfolio	1,499,434
302,250	Maxim S&P 500® Index Portfolio	3,146,427
64,184	Maxim T. Rowe Price Equity/Income Portfolio	854,287
28,164	Maxim T. Rowe Price MidCap Growth Portfolio	472,308
40,898	MFS Value Fund A	856,808
42,590	Sentinel Small Company Fund A	290,466

TOTAL EQUITY MUTUAL FUNDS --- 83.58%		$18,221,936
(Cost $17,455,489)

BOND MUTUAL FUNDS

35,112	JPMorgan High Yield Bond Fund A	281,246
81,194	Maxim Bond Index Portfolio	1,121,288
104,467	Maxim Federated Bond Portfolio	1,119,888
39,022	Maxim Global Bond Portfolio	382,028
35,556	Maxim Putnam High Yield Bond Portfolio	283,024
57,521	Oppenheimer International Bond Fund A	391,141

TOTAL BOND MUTUAL FUNDS --- 16.42%		$3,578,615
(Cost $3,485,328)

TOTAL INVESTMENTS --- 100.00%		$21,800,551
(Cost $20,940,817)

OTHER ASSETS AND LIABILITIES --- 0.00%		$(217)

TOTAL NET ASSETS --- 100%		$21,800,334
(Cost $20,940,817)

			(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2045 PORTFOLIO II
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2010
UNAUDITED

Shares		Value ($)

EQUITY MUTUAL FUNDS

35,737	Allianz NFJ Small Cap Value Fund A	924,895
80,278	American Century Growth Fund Inv	1,850,404
35,633	BlackRock U.S. Opportunities Portfolio Inv A	1,247,875
71,536	Goldman Sachs Mid Cap Value Fund A	2,287,012
86,303	Harbor International Fund Inv	4,834,676
149,335	Invesco International Growth Fund I	3,927,519
77,547	Invesco Van Kampen Small Cap Growth Fund A	758,410
110,923	Janus Perkins Mid Cap Value Fund S	2,287,238
424,247	Maxim Index 600 Portfolio	3,355,796
395,458	Maxim Invesco ADR Portfolio	4,757,354
167,160	Maxim Janus Large Cap Growth Portfolio	1,842,103
52,752	Maxim Loomis Sayles Small-Cap Value Portfolio	928,428
377,626	Maxim MFS International Growth Portfolio	3,915,980
784,848	Maxim S&P 500® Index Portfolio	8,170,273
167,752	Maxim T. Rowe Price Equity/Income Portfolio	2,232,773
74,980	Maxim T. Rowe Price MidCap Growth Portfolio	1,257,417
106,892	MFS Value Fund A	2,239,390
110,742	Sentinel Small Company Fund A	755,261

TOTAL EQUITY MUTUAL FUNDS --- 91.50%		$47,572,804
(Cost $45,665,985)

BOND MUTUAL FUNDS

41,879	JPMorgan High Yield Bond Fund A	335,451
101,547	Maxim Bond Index Portfolio	1,402,362
130,654	Maxim Federated Bond Portfolio	1,400,606
47,872	Maxim Global Bond Portfolio	468,666
42,409	Maxim Putnam High Yield Bond Portfolio	337,572
70,533	Oppenheimer International Bond Fund A	479,625

TOTAL BOND MUTUAL FUNDS --- 8.51%		$4,424,282
(Cost $4,307,845)

TOTAL INVESTMENTS --- 100.01%		$51,997,086
(Cost $49,973,830)

OTHER ASSETS AND LIABILITIES --- (0.01%)		$(4,310)

TOTAL NET ASSETS --- 100%		$51,992,776
(Cost $49,973,830)

			(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2045 PORTFOLIO III
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2010
UNAUDITED

Shares		Value ($)

EQUITY MUTUAL FUNDS

507	Allianz NFJ Small Cap Value Fund A	13,112
1,135	American Century Growth Fund Inv	26,157
496	BlackRock U.S. Opportunities Portfolio Inv A	17,376
1,019	Goldman Sachs Mid Cap Value Fund A	32,592
1,222	Harbor International Fund Inv	68,480
2,105	Invesco International Growth Fund I	55,357
1,115	Invesco Van Kampen Small Cap Growth Fund A	10,910
1,581	Janus Perkins Mid Cap Value Fund S	32,609
6,055	Maxim Index 600 Portfolio	47,894
5,601	Maxim Invesco ADR Portfolio	67,379
2,363	Maxim Janus Large Cap Growth Portfolio	26,041
748	Maxim Loomis Sayles Small-Cap Value Portfolio	13,160
5,323	Maxim MFS International Growth Portfolio	55,194
11,042	Maxim S&P 500® Index Portfolio	114,948
2,377	Maxim T. Rowe Price Equity/Income Portfolio	31,641
1,044	Maxim T. Rowe Price MidCap Growth Portfolio	17,510
1,515	MFS Value Fund A	31,738
1,594	Sentinel Small Company Fund A	10,870

TOTAL EQUITY MUTUAL FUNDS --- 94.68%		$672,968
(Cost $639,490)

BOND MUTUAL FUNDS

352	JPMorgan High Yield Bond Fund A	2,817
821	Maxim Bond Index Portfolio	11,343
1,057	Maxim Federated Bond Portfolio	11,328
399	Maxim Global Bond Portfolio	3,908
356	Maxim Putnam High Yield Bond Portfolio	2,835
589	Oppenheimer International Bond Fund A	4,004

TOTAL BOND MUTUAL FUNDS --- 5.33%		$36,235
(Cost $35,445)

TOTAL INVESTMENTS --- 100.01%		$709,203
(Cost $674,935)

OTHER ASSETS AND LIABILITIES --- (0.01%)		$(74)

TOTAL NET ASSETS --- 100%		$709,129
(Cost $674,935)

			(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2055 PORTFOLIO I
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2010
UNAUDITED

Shares		Value ($)

EQUITY MUTUAL FUNDS

5,578	Allianz NFJ Small Cap Value Fund A	144,379
9,519	American Century Growth Fund Inv	219,404
4,231	BlackRock U.S. Opportunities Portfolio Inv A	148,168
8,465	Goldman Sachs Mid Cap Value Fund A	270,636
12,125	Harbor International Fund Inv	679,261
21,000	Invesco International Growth Fund I	552,302
8,764	Invesco Van Kampen Small Cap Growth Fund A	85,714
13,134	Janus Perkins Mid Cap Value Fund S	270,821
58,069	Maxim Index 600 Portfolio	459,325
55,491	Maxim Invesco ADR Portfolio	667,552
19,822	Maxim Janus Large Cap Growth Portfolio	218,434
8,222	Maxim Loomis Sayles Small-Cap Value Portfolio	144,710
53,177	Maxim MFS International Growth Portfolio	551,441
91,749	Maxim S&P 500® Index Portfolio	955,105
19,910	Maxim T. Rowe Price Equity/Income Portfolio	265,004
8,903	Maxim T. Rowe Price MidCap Growth Portfolio	149,307
12,687	MFS Value Fund A	265,802
12,543	Sentinel Small Company Fund A	85,545

TOTAL EQUITY MUTUAL FUNDS --- 84.87%		$6,132,910
(Cost $5,851,619)

BOND MUTUAL FUNDS

10,289	JPMorgan High Yield Bond Fund A	82,411
23,800	Maxim Bond Index Portfolio	328,683
30,622	Maxim Federated Bond Portfolio	328,263
13,664	Maxim Global Bond Portfolio	133,772
10,419	Maxim Putnam High Yield Bond Portfolio	82,931
20,165	Oppenheimer International Bond Fund A	137,119

TOTAL BOND MUTUAL FUNDS --- 15.13%		$1,093,179
(Cost $1,061,873)

TOTAL INVESTMENTS --- 100.00%		$7,226,089
(Cost $6,913,492)

OTHER ASSETS AND LIABILITIES --- 0.00%		$(53)

TOTAL NET ASSETS --- 100%		$7,226,036
(Cost $6,913,492)

			(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2055 PORTFOLIO II
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2010
UNAUDITED

Shares		Value ($)

EQUITY MUTUAL FUNDS

9,193	Allianz NFJ Small Cap Value Fund A	237,902
15,668	American Century Growth Fund Inv	361,152
6,912	BlackRock U.S. Opportunities Portfolio Inv A	242,067
13,936	Goldman Sachs Mid Cap Value Fund A	445,537
20,064	Harbor International Fund Inv	1,123,971
34,476	Invesco International Growth Fund I	906,719
14,488	Invesco Van Kampen Small Cap Growth Fund A	141,693
21,609	Janus Perkins Mid Cap Value Fund S	445,578
96,042	Maxim Index 600 Portfolio	759,688
91,714	Maxim Invesco ADR Portfolio	1,103,317
32,627	Maxim Janus Large Cap Growth Portfolio	359,545
13,570	Maxim Loomis Sayles Small-Cap Value Portfolio	238,829
87,379	Maxim MFS International Growth Portfolio	906,118
152,226	Maxim S&P 500® Index Portfolio	1,584,669
32,730	Maxim T. Rowe Price Equity/Income Portfolio	435,640
14,545	Maxim T. Rowe Price MidCap Growth Portfolio	243,927
20,857	MFS Value Fund A	436,945
20,705	Sentinel Small Company Fund A	141,210

TOTAL EQUITY MUTUAL FUNDS --- 92.00%		$10,114,507
(Cost $9,752,974)

BOND MUTUAL FUNDS

8,162	JPMorgan High Yield Bond Fund A	65,379
19,102	Maxim Bond Index Portfolio	263,805
24,578	Maxim Federated Bond Portfolio	263,474
11,231	Maxim Global Bond Portfolio	109,954
8,265	Maxim Putnam High Yield Bond Portfolio	65,793
16,546	Oppenheimer International Bond Fund A	112,513

TOTAL BOND MUTUAL FUNDS --- 8.01%		$880,918
(Cost $859,182)

TOTAL INVESTMENTS --- 100.01%		$10,995,425
(Cost $10,612,156)

OTHER ASSETS AND LIABILITIES --- (0.01%)		$(1,020)

TOTAL NET ASSETS --- 100%		$10,994,405
(Cost $10,612,156)

			(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2055 PORTFOLIO III
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2010
UNAUDITED

Shares		Value ($)

EQUITY MUTUAL FUNDS

102	Allianz NFJ Small Cap Value Fund A	2,612
173	American Century Growth Fund Inv	3,991
76	BlackRock U.S. Opportunities Portfolio Inv A	2,650
155	Goldman Sachs Mid Cap Value Fund A	4,940
221	Harbor International Fund Inv	12,388
383	Invesco International Growth Fund I	10,081
157	Invesco Van Kampen Small Cap Growth Fund A	1,539
240	Janus Perkins Mid Cap Value Fund S	4,942
1,052	Maxim Index 600 Portfolio	8,321
1,013	Maxim Invesco ADR Portfolio	12,187
361	Maxim Janus Large Cap Growth Portfolio	3,973
149	Maxim Loomis Sayles Small-Cap Value Portfolio	2,621
969	Maxim MFS International Growth Portfolio	10,052
1,704	Maxim S&P 500® Index Portfolio	17,742
362	Maxim T. Rowe Price Equity/Income Portfolio	4,823
159	Maxim T. Rowe Price MidCap Growth Portfolio	2,670
231	MFS Value Fund A	4,838
225	Sentinel Small Company Fund A	1,536

TOTAL EQUITY MUTUAL FUNDS --- 95.00%		$111,906
(Cost $110,581)

BOND MUTUAL FUNDS

58	JPMorgan High Yield Bond Fund A	468
128	Maxim Bond Index Portfolio	1,764
164	Maxim Federated Bond Portfolio	1,762
72	Maxim Global Bond Portfolio	708
59	Maxim Putnam High Yield Bond Portfolio	470
107	Oppenheimer International Bond Fund A	725

TOTAL BOND MUTUAL FUNDS --- 5.01%		$5,897
(Cost $5,749)

TOTAL INVESTMENTS --- 100.01%		$117,803
(Cost $116,330)

OTHER ASSETS AND LIABILITIES --- (0.01%)		$(11)

TOTAL NET ASSETS --- 100%		$117,792
(Cost $116,330)

			(Concluded)
Investments in shares of the underlying funds are valued at their net asset value as reported by the underlying fund.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of September 30, 2010 were as follows:

	Cost For			Net
	Income			Unrealized
	Tax	Gross	Gross	Appreciation/
	Purposes	Appreciation	Depreciation	(Depreciation)
Lifetime 2015 Portfolio I	$61,946,257	1,971,637	-	1,971,637
Lifetime 2015 Portfolio II	150,127,994	4,572,720	-	4,572,720
Lifetime 2015 Portfolio III	1,905,636	90,067	-	90,067
Lifetime 2025 Portfolio I	71,964,037	2,630,712	-	2,630,712
Lifetime 2025 Portfolio II	187,445,537	6,443,870	-	6,443,870
Lifetime 2025 Portfolio III	2,763,928	122,173	-	122,173
Lifetime 2035 Portfolio I	47,216,757	1,816,758	-	1,816,758
Lifetime 2035 Portfolio II	127,504,764	4,467,965	(122)	4,467,843
Lifetime 2035 Portfolio III	1,807,076	108,649	-	108,649
Lifetime 2045 Portfolio I	20,964,794	835,757	-	835,757
Lifetime 2045 Portfolio II	50,046,568	1,950,518	-	1,950,518
Lifetime 2045 Portfolio III	678,431	30,772	-	30,772
Lifetime 2055 Portfolio I	6,922,403	303,686	-	303,686
Lifetime 2055 Portfolio II	10,635,078	360,347	-	360,347
Lifetime 2055 Portfolio III	139,251	848	(22,296)	(21,448)

The Portfolios classify their valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments.  The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs.  These may include quoted prices in markets that are not active or quoted prices for similar assets in active markets.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of September 30, 2010 and throughout the period, the only investments of each Portfolio were in mutual funds that were actively traded, therefore 100% of the investments are valued using Level 1 inputs.

Below is a summary of the transactions for each underlying investment during the nine months ended September 30, 2010, in which the issuer was an affiliate of a Portfolio, as defined in the 1940 Act.

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2009	Cost	Cost	Gain/(Loss)	Received	9/30/2010

Maxim Lifetime 2015 Portfolio I

Maxim Bond Index Portfolio	638,167	$1,904,759	$8,059,247	$1,363,641	$22,708	$160,362	$8,813,083
Maxim Federated Bond Portfolio	821,122	1,911,188	8,051,000	1,341,478	29,129	170,123	8,802,428
Maxim Global Bond Portfolio	222,408	563,531	2,249,586	718,570	33,093	18,337	2,177,373
Maxim Index 600 Portfolio	173,941	356,218	1,352,114	378,539	35,352	2,347	1,375,870
Maxim Invesco ADR Portfolio	154,164	454,004	1,804,528	489,037	(29,144)	474	1,854,595
Maxim Janus Large Cap Growth Portfolio	113,439	259,941	1,289,826	332,204	(854)	2,096	1,250,100
Maxim Loomis Sayles Small-Cap Value Portfolio	21,876	103,779	404,387	138,028	6,738	516	385,019
Maxim MFS International Growth Portfolio	145,546	329,476	1,440,060	360,086	(2,694)	-	1,509,315
Maxim Money Market Portfolio	1,904,052	407,158	1,818,336	321,442	-	-	1,904,052
Maxim Putnam High Yield Bond Portfolio	280,827	482,118	2,039,756	355,242	5,520	61,142	2,235,381
Maxim S&P 500® Index Portfolio	532,986	1,230,183	5,283,660	1,125,143	38,239	23,350	5,548,383
Maxim Short Duration Bond Portfolio	152,311	323,878	1,557,140	307,771	8,673	35,620	1,593,169
Maxim T. Rowe Price Equity/Income Portfolio	113,880	357,152	1,415,363	286,607	11,810	7,723	1,515,736
Maxim T. Rowe Price MidCap Growth Portfolio	49,955	220,127	847,387	278,701	24,556	-	837,741

TOTAL					$183,126	$482,090	$39,802,246

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2009	Cost	Cost	Gain/(Loss)	Received	9/30/2010

Maxim Lifetime 2015 Portfolio II

Maxim Bond Index Portfolio	1,272,326	$2,448,881	$16,777,292	$2,094,116	$29,004	$324,488	$17,570,816
Maxim Federated Bond Portfolio	1,637,058	2,457,387	16,760,898	2,033,589	36,577	346,121	17,549,261
Maxim Global Bond Portfolio	442,881	719,980	4,388,554	953,909	37,759	37,227	4,335,803
Maxim Index 600 Portfolio	537,565	708,309	4,282,326	872,467	81,473	7,407	4,252,139
Maxim Invesco ADR Portfolio	469,001	909,834	5,633,132	1,099,755	(76,948)	1,328	5,642,083
Maxim Janus Large Cap Growth Portfolio	343,809	525,106	3,946,232	750,321	(700)	5,843	3,788,780
Maxim Loomis Sayles Small-Cap Value Portfolio	66,245	208,605	1,289,602	372,387	16,356	1,647	1,165,913
Maxim MFS International Growth Portfolio	450,167	655,661	4,627,647	898,683	(8,920)	-	4,668,228
Maxim Money Market Portfolio	3,990,391	512,704	4,202,525	724,838	-	-	3,990,391
Maxim Putnam High Yield Bond Portfolio	552,932	626,447	4,141,481	489,883	5,773	125,649	4,401,340
Maxim S&P 500® Index Portfolio	1,621,150	2,465,012	16,656,044	2,608,679	102,212	74,272	16,876,173
Maxim Short Duration Bond Portfolio	302,753	410,763	3,241,483	524,773	14,913	70,847	3,166,801
Maxim T. Rowe Price Equity/Income Portfolio	346,398	712,590	4,518,042	673,492	32,737	24,461	4,610,562
Maxim T. Rowe Price MidCap Growth Portfolio	153,614	448,115	2,739,195	759,035	59,767	-	2,576,109

TOTAL					$330,003	$1,019,290	$94,594,399

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2009	Cost	Cost	Gain/(Loss)	Received	9/30/2010

Maxim Lifetime 2015 Portfolio III

Maxim Bond Index Portfolio	12,352	$126,183	$102,505	$63,490	$2,074	$4,257	$170,575
Maxim Federated Bond Portfolio	15,892	126,622	101,137	61,973	2,172	4,592	170,362
Maxim Global Bond Portfolio	4,291	37,509	27,356	24,648	1,499	515	42,011
Maxim Index 600 Portfolio	8,590	60,879	40,601	35,160	4,188	169	67,946
Maxim Invesco ADR Portfolio	7,555	78,276	59,390	48,871	(2,261)	22	90,881
Maxim Janus Large Cap Growth Portfolio	5,540	45,386	40,837	25,039	123	97	61,053
Maxim Loomis Sayles Small-Cap Value Portfolio	878	17,603	14,807	16,677	1,302	37	15,451
Maxim MFS International Growth Portfolio	7,158	56,551	43,473	29,357	(222)	-	74,224
Maxim Money Market Portfolio	41,631	26,474	35,562	20,405	-	-	41,631
Maxim Putnam High Yield Bond Portfolio	5,388	31,822	24,402	15,047	252	1,683	42,892
Maxim S&P 500® Index Portfolio	26,061	212,978	145,869	93,609	2,867	1,707	271,300
Maxim Short Duration Bond Portfolio	2,950	21,581	21,347	12,673	450	912	30,856
Maxim T. Rowe Price Equity/Income Portfolio	5,586	61,223	39,164	27,466	1,096	559	74,347
Maxim T. Rowe Price MidCap Growth Portfolio	2,461	38,897	27,331	26,740	3,195	-	41,269

TOTAL					$16,735	$14,550	$1,194,798

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2009	Cost	Cost	Gain/(Loss)	Received	9/30/2010

Maxim Lifetime 2025 Portfolio I

Maxim Bond Index Portfolio	638,242	$1,803,399	$7,999,614	$1,186,201	$28,265	$155,267	$8,814,127
Maxim Federated Bond Portfolio	821,184	1,809,417	7,992,314	1,169,871	33,269	164,400	8,803,090
Maxim Global Bond Portfolio	247,471	605,621	2,296,027	579,918	29,094	19,449	2,422,745
Maxim Index 600 Portfolio	316,888	663,909	2,490,477	733,932	60,468	4,316	2,506,581
Maxim Invesco ADR Portfolio	281,495	820,467	3,104,537	686,887	(41,486)	866	3,386,381
Maxim Janus Large Cap Growth Portfolio	170,906	395,957	1,814,727	370,952	3,319	3,160	1,883,385
Maxim Loomis Sayles Small-Cap Value Portfolio	39,640	186,450	701,488	219,995	9,325	915	697,660
Maxim MFS International Growth Portfolio	267,942	607,979	2,457,039	459,772	4,071	-	2,778,558
Maxim Money Market Portfolio	1,034,265	183,804	1,093,142	242,681	-	-	1,034,265
Maxim Putnam High Yield Bond Portfolio	275,514	456,768	1,965,566	296,249	6,917	57,285	2,193,089
Maxim S&P 500® Index Portfolio	804,549	1,838,217	7,561,614	1,257,741	65,899	34,424	8,375,356
Maxim Short Duration Bond Portfolio	78,385	152,299	817,249	157,702	5,649	17,558	819,905
Maxim T. Rowe Price Equity/Income Portfolio	172,258	522,973	2,054,210	329,597	18,931	11,156	2,292,754
Maxim T. Rowe Price MidCap Growth Portfolio	76,388	343,138	1,295,444	431,503	37,514	-	1,281,020

TOTAL					$261,235	$468,796	$47,288,916

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2009	Cost	Cost	Gain/(Loss)	Received	9/30/2010

Maxim Lifetime 2025 Portfolio II

Maxim Bond Index Portfolio	1,117,754	$3,312,254	$14,040,829	$2,281,495	$50,483	$281,010	$15,436,183
Maxim Federated Bond Portfolio	1,438,119	3,323,595	14,029,831	2,243,341	58,601	299,515	15,416,639
Maxim Global Bond Portfolio	426,002	1,112,839	3,679,045	804,834	35,490	36,215	4,170,559
Maxim Index 600 Portfolio	1,044,428	2,339,919	7,552,501	1,871,049	188,784	15,404	8,261,429
Maxim Invesco ADR Portfolio	925,490	2,904,671	9,602,337	1,721,717	(106,994)	2,620	11,133,642
Maxim Janus Large Cap Growth Portfolio	563,238	1,416,171	5,705,457	994,930	13,921	9,572	6,206,883
Maxim Loomis Sayles Small-Cap Value Portfolio	129,576	670,253	2,201,345	667,414	33,867	3,331	2,280,530
Maxim MFS International Growth Portfolio	884,354	2,165,663	7,785,797	1,287,277	10,420	-	9,170,749
Maxim Money Market Portfolio	1,538,087	363,007	1,331,262	156,182	-	-	1,538,087
Maxim Putnam High Yield Bond Portfolio	486,052	834,318	3,506,951	582,754	10,057	105,518	3,868,973
Maxim S&P 500® Index Portfolio	2,639,277	6,526,723	23,655,075	3,292,155	178,975	123,812	27,474,875
Maxim Short Duration Bond Portfolio	138,930	274,603	1,481,940	317,701	10,571	31,332	1,453,204
Maxim T. Rowe Price Equity/Income Portfolio	563,168	1,862,932	6,371,708	838,583	51,892	40,260	7,495,777
Maxim T. Rowe Price MidCap Growth Portfolio	251,002	1,205,143	3,899,923	1,134,047	108,424	-	4,209,305

TOTAL					$644,491	$948,589	$118,116,835

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2009	Cost	Cost	Gain/(Loss)	Received	9/30/2010

Maxim Lifetime 2025 Portfolio III

Maxim Bond Index Portfolio	9,508	$86,032	$124,665	$82,385	$1,735	$2,913	$131,299
Maxim Federated Bond Portfolio	12,232	86,348	124,202	81,613	2,153	3,104	131,128
Maxim Global Bond Portfolio	3,694	29,494	29,750	24,423	1,137	363	36,162
Maxim Index 600 Portfolio	18,269	130,168	125,457	111,171	13,096	324	144,508
Maxim Invesco ADR Portfolio	16,206	160,319	164,002	134,348	(5,013)	53	194,955
Maxim Janus Large Cap Growth Portfolio	9,884	78,170	95,748	64,426	934	196	108,921
Maxim Loomis Sayles Small-Cap Value Portfolio	2,256	37,097	36,244	33,855	2,616	70	39,703
Maxim MFS International Growth Portfolio	15,525	119,739	128,578	95,426	(672)	-	160,997
Maxim Money Market Portfolio	11,467	6,926	12,226	7,686	-	-	11,467
Maxim Putnam High Yield Bond Portfolio	4,168	21,717	30,907	20,606	323	1,040	33,174
Maxim S&P 500® Index Portfolio	46,485	360,855	384,597	268,380	10,786	2,588	483,908
Maxim Short Duration Bond Portfolio	1,239	7,543	14,020	8,713	240	336	12,958
Maxim T. Rowe Price Equity/Income Portfolio	9,961	102,763	103,266	74,746	3,659	840	132,586
Maxim T. Rowe Price MidCap Growth Portfolio	4,426	66,451	62,916	57,678	5,974	-	74,226

TOTAL					$36,968	$11,827	$1,695,992

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2009	Cost	Cost	Gain/(Loss)	Received	9/30/2010

Maxim Lifetime 2035 Portfolio I

Maxim Bond Index Portfolio	260,863	$635,373	$3,546,644	$653,990	$16,252	$61,190	$3,602,515
Maxim Federated Bond Portfolio	335,632	637,442	3,549,528	653,036	17,529	64,818	3,597,970
Maxim Global Bond Portfolio	110,351	236,567	1,072,107	272,181	11,680	8,331	1,080,332
Maxim Index 600 Portfolio	310,395	585,365	2,596,356	803,542	51,847	4,177	2,455,225
Maxim Invesco ADR Portfolio	279,137	708,690	3,122,936	607,736	(40,597)	818	3,358,016
Maxim Janus Large Cap Growth Portfolio	141,254	293,101	1,515,569	285,060	(1,149)	2,487	1,556,622
Maxim Loomis Sayles Small-Cap Value Portfolio	38,322	164,110	735,213	250,886	7,933	884	674,459
Maxim MFS International Growth Portfolio	266,005	548,851	2,488,538	443,761	(4,405)	-	2,758,469
Maxim Money Market Portfolio	97,333	20,177	95,751	18,595	-	-	97,333
Maxim Putnam High Yield Bond Portfolio	113,820	158,012	899,373	178,035	2,965	21,766	906,011
Maxim S&P 500® Index Portfolio	663,046	1,325,868	6,464,124	1,071,210	36,489	27,232	6,902,313
Maxim Short Duration Bond Portfolio	11,695	14,356	155,194	47,375	1,489	2,247	122,334
Maxim T. Rowe Price Equity/Income Portfolio	141,840	371,197	1,761,903	279,463	11,999	8,686	1,887,885
Maxim T. Rowe Price MidCap Growth Portfolio	63,380	250,811	1,101,301	349,078	26,842	-	1,062,884

TOTAL					$138,874	$202,636	$30,062,368

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2009	Cost	Cost	Gain/(Loss)	Received	9/30/2010

Maxim Lifetime 2035 Portfolio II

Maxim Bond Index Portfolio	367,712	$980,470	$4,855,880	$871,215	$21,167	$89,976	$5,078,100
Maxim Federated Bond Portfolio	473,103	983,817	4,851,000	856,608	23,687	95,754	5,071,666
Maxim Global Bond Portfolio	155,333	365,839	1,309,469	222,126	9,224	12,453	1,520,708
Maxim Index 600 Portfolio	960,235	2,003,395	7,022,408	1,632,322	159,245	13,794	7,595,462
Maxim Invesco ADR Portfolio	866,933	2,454,451	8,774,239	1,054,981	(67,827)	2,440	10,429,207
Maxim Janus Large Cap Growth Portfolio	436,343	1,011,095	4,433,012	684,704	10,962	7,372	4,808,502
Maxim Loomis Sayles Small-Cap Value Portfolio	118,895	563,110	1,983,792	520,828	26,788	2,927	2,092,549
Maxim MFS International Growth Portfolio	824,585	1,896,161	7,220,162	997,499	9,509	-	8,550,947
Maxim Money Market Portfolio	393,165	31,905	556,319	195,058	-	-	393,165
Maxim Putnam High Yield Bond Portfolio	157,385	247,296	1,169,266	198,019	3,673	32,757	1,252,782
Maxim S&P 500® Index Portfolio	2,055,924	4,583,950	18,961,044	2,543,724	138,996	90,951	21,402,165
Maxim Short Duration Bond Portfolio	25,181	28,888	341,594	107,237	3,219	4,708	263,395
Maxim T. Rowe Price Equity/Income Portfolio	440,729	1,288,890	5,181,235	664,376	43,142	29,133	5,866,098
Maxim T. Rowe Price MidCap Growth Portfolio	194,349	859,781	2,973,045	754,530	74,679	-	3,259,229

TOTAL					$456,464	$382,265	$77,583,975

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2009	Cost	Cost	Gain/(Loss)	Received	9/30/2010

Maxim Lifetime 2035 Portfolio III

Maxim Bond Index Portfolio	3,015	$20,613	$36,895	$16,930	$353	$901	$41,643
Maxim Federated Bond Portfolio	3,880	20,689	36,844	16,831	448	958	41,589
Maxim Global Bond Portfolio	1,091	8,006	10,450	8,216	487	139	10,680
Maxim Index 600 Portfolio	16,768	90,037	113,142	72,623	9,571	316	132,632
Maxim Invesco ADR Portfolio	12,556	109,708	134,600	103,027	(3,818)	52	151,054
Maxim Janus Large Cap Growth Portfolio	6,322	45,305	68,122	44,579	916	158	69,663
Maxim Loomis Sayles Small-Cap Value Portfolio	2,072	25,220	31,647	21,314	1,832	67	36,461
Maxim MFS International Growth Portfolio	14,387	84,848	102,299	48,202	10	-	149,198
Maxim Putnam High Yield Bond Portfolio	1,115	5,632	8,587	5,687	115	380	8,875
Maxim S&P 500® Index Portfolio	29,786	205,274	281,704	185,674	8,382	2,078	310,072
Maxim T. Rowe Price Equity/Income Portfolio	6,392	57,569	76,873	51,151	2,691	664	85,082
Maxim T. Rowe Price MidCap Growth Portfolio	3,404	38,692	47,637	32,191	3,807	-	57,090

TOTAL					$24,794	$5,713	$1,094,039

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2009	Cost	Cost	Gain/(Loss)	Received	9/30/2010

Maxim Lifetime 2045 Portfolio I

Maxim Bond Index Portfolio	81,194	$210,755	$1,031,920	$147,055	$3,134	$18,497	$1,121,288
Maxim Federated Bond Portfolio	104,467	211,386	1,032,940	146,862	3,551	19,535	1,119,888
Maxim Global Bond Portfolio	39,022	92,258	388,304	113,469	4,861	2,740	382,028
Maxim Index 600 Portfolio	162,731	318,104	1,270,041	343,243	22,329	1,918	1,287,200
Maxim Invesco ADR Portfolio	151,293	387,891	1,550,742	174,645	(9,993)	447	1,820,058
Maxim Janus Large Cap Growth Portfolio	63,795	137,387	652,203	98,292	696	1,132	703,026
Maxim Loomis Sayles Small-Cap Value Portfolio	20,132	88,056	352,090	100,214	2,947	401	354,314
Maxim MFS International Growth Portfolio	144,593	309,175	1,280,584	169,865	686	-	1,499,434
Maxim Putnam High Yield Bond Portfolio	35,556	53,660	257,377	37,168	467	6,262	283,024
Maxim S&P 500® Index Portfolio	302,250	608,418	2,882,976	425,015	16,716	10,542	3,146,427
Maxim T. Rowe Price Equity/Income Portfolio	64,184	167,737	787,011	115,263	5,089	3,311	854,287
Maxim T. Rowe Price MidCap Growth Portfolio	28,164	116,653	461,938	133,464	10,340	-	472,308

TOTAL					$60,823	$64,785	$13,043,282

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2009	Cost	Cost	Gain/(Loss)	Received	9/30/2010

Maxim Lifetime 2045 Portfolio II

Maxim Bond Index Portfolio	101,547	$332,504	$1,233,612	$199,934	$3,613	$26,441	$1,402,362
Maxim Federated Bond Portfolio	130,654	333,706	1,231,587	195,490	4,118	28,224	1,400,606
Maxim Global Bond Portfolio	47,872	148,581	463,925	163,075	6,410	4,465	468,666
Maxim Index 600 Portfolio	424,247	1,047,670	2,990,334	788,797	70,882	6,360	3,355,796
Maxim Invesco ADR Portfolio	395,458	1,270,905	3,804,246	442,401	(29,697)	1,115	4,757,354
Maxim Janus Large Cap Growth Portfolio	167,160	449,363	1,628,033	257,681	1,323	2,829	1,842,103
Maxim Loomis Sayles Small-Cap Value Portfolio	52,752	289,914	818,261	214,134	10,468	1,329	928,428
Maxim MFS International Growth Portfolio	377,626	1,018,496	3,127,360	437,845	(5,430)	-	3,915,980
Maxim Putnam High Yield Bond Portfolio	42,409	80,564	292,821	46,203	384	9,400	337,572
Maxim S&P 500® Index Portfolio	784,848	1,997,457	7,030,251	1,049,130	35,424	34,976	8,170,273
Maxim T. Rowe Price Equity/Income Portfolio	167,752	548,291	1,952,454	303,441	12,930	10,939	2,232,773
Maxim T. Rowe Price MidCap Growth Portfolio	74,980	382,400	1,056,970	263,779	23,209	-	1,257,417

TOTAL					$133,634	$126,078	$30,069,330

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2009	Cost	Cost	Gain/(Loss)	Received	9/30/2010

Maxim Lifetime 2045 Portfolio III

Maxim Bond Index Portfolio	821	$3,764	$12,114	$4,752	$125	$220	$11,343
Maxim Federated Bond Portfolio	1,057	3,777	12,103	4,717	141	235	11,328
Maxim Global Bond Portfolio	399	1,657	4,591	2,445	124	35	3,908
Maxim Index 600 Portfolio	6,055	20,535	53,354	26,504	2,628	87	47,894
Maxim Invesco ADR Portfolio	5,601	24,882	66,187	26,075	(1,001)	16	67,379
Maxim Janus Large Cap Growth Portfolio	2,363	8,810	27,706	10,771	135	41	26,041
Maxim Loomis Sayles Small-Cap Value Portfolio	748	5,675	14,598	7,382	494	18	13,160
Maxim MFS International Growth Portfolio	5,323	19,855	53,913	21,680	31	-	55,194
Maxim Putnam High Yield Bond Portfolio	356	887	3,148	1,268	41	73	2,835
Maxim S&P 500® Index Portfolio	11,042	39,053	119,110	45,439	1,840	479	114,948
Maxim T. Rowe Price Equity/Income Portfolio	2,377	10,774	33,333	12,768	654	151	31,641
Maxim T. Rowe Price MidCap Growth Portfolio	1,044	7,495	19,251	9,881	1,018	-	17,510

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2009	Cost	Cost	Gain/(Loss)	Received	9/30/2010

Maxim Lifetime 2055 Portfolio I

Maxim Bond Index Portfolio	23,800	$77,847	$304,030	$61,125	$1,157	$5,398	$328,683
Maxim Federated Bond Portfolio	30,622	78,082	304,398	61,194	1,370	5,686	328,263
Maxim Global Bond Portfolio	13,664	42,274	157,869	70,608	3,111	930	133,772
Maxim Index 600 Portfolio	58,069	143,280	496,808	191,017	13,888	639	459,325
Maxim Invesco ADR Portfolio	55,491	177,028	569,311	101,190	(3,790)	168	667,552
Maxim Janus Large Cap Growth Portfolio	19,822	52,773	208,556	46,490	730	360	218,434
Maxim Loomis Sayles Small-Cap Value Portfolio	8,222	39,443	123,945	24,815	1,789	133	144,710
Maxim MFS International Growth Portfolio	53,177	144,193	468,708	90,893	255	-	551,441
Maxim Putnam High Yield Bond Portfolio	10,419	19,607	76,775	16,361	245	1,703	82,931
Maxim S&P 500® Index Portfolio	91,749	231,674	883,799	183,457	9,080	2,974	955,105
Maxim T. Rowe Price Equity/Income Portfolio	19,910	63,745	252,604	55,501	2,941	932	265,004
Maxim T. Rowe Price MidCap Growth Portfolio	8,903	45,035	151,056	54,332	4,773	-	149,307

TOTAL					$35,549	$18,923	$4,284,527

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2009	Cost	Cost	Gain/(Loss)	Received	9/30/2010

Maxim Lifetime 2055 Portfolio II

Maxim Bond Index Portfolio	19,102	$32,969	$269,185	$44,122	$677	$4,706	$263,805
Maxim Federated Bond Portfolio	24,578	33,080	269,242	43,605	843	5,016	263,474
Maxim Global Bond Portfolio	11,231	17,844	128,756	39,947	1,425	1,036	109,954
Maxim Index 600 Portfolio	96,042	123,262	835,937	203,957	16,963	1,450	759,688
Maxim Invesco ADR Portfolio	91,714	151,545	1,062,963	152,668	(6,896)	262	1,103,317
Maxim Janus Large Cap Growth Portfolio	32,627	45,416	376,887	66,914	531	558	359,545
Maxim Loomis Sayles Small-Cap Value Portfolio	13,570	33,630	234,457	34,764	3,067	299	238,829
Maxim MFS International Growth Portfolio	87,379	123,958	865,516	138,166	(1,701)	-	906,118
Maxim Putnam High Yield Bond Portfolio	8,265	8,130	67,957	11,753	238	1,833	65,793
Maxim S&P 500® Index Portfolio	152,226	199,840	1,644,242	283,842	10,324	6,769	1,584,669
Maxim T. Rowe Price Equity/Income Portfolio	32,730	54,433	462,427	83,191	3,699	2,101	435,640
Maxim T. Rowe Price MidCap Growth Portfolio	14,545	38,335	252,681	57,334	4,938	-	243,927

TOTAL					$34,108	$24,030	$6,334,759

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2009	Cost	Cost	Gain/(Loss)	Received	9/30/2010

Maxim Lifetime 2055 Portfolio III

Maxim Bond Index Portfolio	128	$805	$4,822	$3,912	$78	$41	$1,764
Maxim Federated Bond Portfolio	164	808	4,820	3,889	46	44	1,762
Maxim Global Bond Portfolio	72	438	2,568	2,293	(56)	9	708
Maxim Index 600 Portfolio	1,052	4,999	28,075	23,847	(667)	20	8,321
Maxim Invesco ADR Portfolio	1,013	6,164	35,248	28,683	(4,149)	3	12,187
Maxim Janus Large Cap Growth Portfolio	361	1,838	10,873	8,412	(598)	6	3,973
Maxim Loomis Sayles Small-Cap Value Portfolio	149	1,371	7,466	5,974	(243)	4	2,621
Maxim MFS International Growth Portfolio	969	5,015	28,380	23,018	(2,599)	-	10,052
Maxim Putnam High Yield Bond Portfolio	59	203	1,248	971	(5)	16	470
Maxim S&P 500® Index Portfolio	1,704	8,104	47,976	37,017	(2,212)	94	17,742
Maxim T. Rowe Price Equity/Income Portfolio	362	2,226	13,156	10,097	(550)	29	4,823
Maxim T. Rowe Price MidCap Growth Portfolio	159	1,572	8,780	7,494	(168)	-	2,670

TOTAL					$(11,123)	$266	$67,093

MAXIM SERIES FUND, INC.

MAXIM SECUREFOUNDATIONSM BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2010
UNAUDITED

Shares		Value ($)

EQUITY MUTUAL FUNDS

53,541	Maxim Index 600 Portfolio	423,513
149,333	Maxim S&P 500® Index Portfolio	1,554,552
50,604	Ridgeworth International Equity Index Fund I	638,621

TOTAL EQUITY MUTUAL FUNDS --- 61.98%		$2,616,686
(Cost $2,535,778)

BOND MUTUAL FUNDS

116,268	Maxim Bond Index Portfolio	1,605,658

TOTAL BOND MUTUAL FUNDS --- 38.03%		$1,605,658
(Cost $1,593,006)

TOTAL INVESTMENTS --- 100.01%		$4,222,344
(Cost $4,128,784)

LIABILITIES--- (0.01)%		$(458)

TOTAL NET ASSETS--- 100%		$4,221,886
(Cost $4,128,784)

Investments in shares of the underlying funds are valued at their net asset value as reported by the underlying fund.

At September 30, 2010, the U.S. Federal income tax cost basis was $4,131,529. The Maxim SecureFoundationSM Balanced Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $90,815 and no gross depreciation, resulting in net appreciation of $90,815.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments.  The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs.  These may include quoted prices in markets that are not active or quoted prices for similar assets in active markets.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of September 30, 2010 and throughout the period, the only investments of the Portfolio were in mutual funds that were actively traded, therefore 100% of the investments are valued using Level 1 inputs.

Below is a summary of the transactions for each underlying investment during the nine months ended September 30, 2010, in which the issuer was an affiliate of a Portfolio, as defined in the 1940 Act.

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2009	Cost	Cost	Gain/(Loss)	Received	9/30/2010

Maxim SecureFoundationSM Balanced Portfolio

Maxim Bond Index Portfolio	116,268	$9,517	$1,660,201	$76,869	$1,065	$15,977	$1,605,658
Maxim Index 600 Portfolio	53,541	-	460,828	51,206	(1,511)	253	423,513
Maxim S&P 500® Index Portfolio	149,333	9,339	1,650,834	153,398	1,766	2,679	1,554,552

TOTAL					$1,320	$18,909	$3,583,723

MAXIM SERIES FUND, INC.

MAXIM SECUREFOUNDATIONSM LIFETIME 2015 PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2010
UNAUDITED

Shares			Value ($)

EQUITY MUTUAL FUNDS

205,156	Maxim Index 600 Portfolio		1,622,782
680,497	Maxim S&P 500® Index Portfolio		7,083,977
271,900	Ridgeworth International Equity Index Fund I		3,431,379

TOTAL EQUITY MUTUAL FUNDS --- 59.30%			$12,138,138
(Cost $11,772,701)

BOND MUTUAL FUNDS

520,944	Maxim Bond Index Portfolio		7,194,238

TOTAL BOND MUTUAL FUNDS --- 35.15%			$7,194,238
(Cost $7,156,295)

MONEY MARKET MUTUAL FUNDS

1,140,776	Maxim Money Market Portfolio		1,140,776

TOTAL MONEY MARKET MUTUAL FUNDS --- 5.57%			1,140,776
(Cost $1,140,776)		$

TOTAL INVESTMENTS --- 100.02%			$20,473,152
(Cost $20,069,772)

LIABILITIES--- (0.02)%			$(3,231)

TOTAL NET ASSETS--- 100%			$20,469,921
(Cost $20,069,772)

				(Continued)

MAXIM SERIES FUND, INC.

MAXIM SECUREFOUNDATIONSM LIFETIME 2025 PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2010
UNAUDITED

Shares		Value ($)

EQUITY MUTUAL FUNDS

179,128	Maxim Index 600 Portfolio	1,416,903
550,271	Maxim S&P 500® Index Portfolio	5,728,320
242,201	Ridgeworth International Equity Index Fund I	3,056,571

TOTAL EQUITY MUTUAL FUNDS --- 70.10%		$10,201,794
(Cost $9,800,483)

BOND MUTUAL FUNDS

282,772	Maxim Bond Index Portfolio	3,905,093

TOTAL BOND MUTUAL FUNDS --- 26.83%		$3,905,093
(Cost $3,888,891)

MONEY MARKET MUTUAL FUNDS

448,414	Maxim Money Market Portfolio	448,414

TOTAL MONEY MARKET MUTUAL FUNDS --- 3.08%		$448,414
(Cost $448,414)

TOTAL INVESTMENTS --- 100.01%		$14,555,301
(Cost $14,137,788)

LIABILITIES--- (0.01)%		$(2,063)

TOTAL NET ASSETS--- 100%		$14,553,238
(Cost $14,137,788)

			(Continued)

MAXIM SERIES FUND, INC.

MAXIM SECUREFOUNDATIONSM LIFETIME 2035 PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2010
UNAUDITED

Shares		Value ($)

EQUITY MUTUAL FUNDS

112,055	Maxim Index 600 Portfolio	886,357
295,248	Maxim S&P 500® Index Portfolio	3,073,523
157,116	Ridgeworth International Equity Index Fund I	1,982,807

TOTAL EQUITY MUTUAL FUNDS --- 87.07%		$5,942,687
(Cost $5,679,224)

BOND MUTUAL FUNDS

61,523	Maxim Bond Index Portfolio	849,639

TOTAL BOND MUTUAL FUNDS --- 12.45%		$849,639
(Cost $842,937)

MONEY MARKET MUTUAL FUNDS

33,869	Maxim Money Market Portfolio	33,869

TOTAL MONEY MARKET MUTUAL FUNDS --- 0.50%		$33,869
(Cost $33,869)

TOTAL INVESTMENTS --- 100.02%		$6,826,195
(Cost $6,556,030)

LIABILITIES--- (0.02)%		$(1,052)

TOTAL NET ASSETS--- 100%		$6,825,143
(Cost $6,556,030)

			(Continued)

MAXIM SERIES FUND, INC.

MAXIM SECUREFOUNDATIONSM LIFETIME 2045 PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2010
UNAUDITED

Shares		Value ($)

EQUITY MUTUAL FUNDS

59,346	Maxim Index 600 Portfolio	469,424
137,149	Maxim S&P 500® Index Portfolio	1,427,722
87,091	Ridgeworth International Equity Index Fund I	1,099,099

TOTAL EQUITY MUTUAL FUNDS --- 91.41%		$2,996,245
(Cost $2,815,321)

BOND MUTUAL FUNDS

20,405	Maxim Bond Index Portfolio	281,792

TOTAL BOND MUTUAL FUNDS --- 8.60%		$281,792
(Cost $278,672)

TOTAL INVESTMENTS --- 100.01%		$3,278,037
(Cost $3,093,993)

LIABILITIES--- (0.01)%		$(433)

TOTAL NET ASSETS--- 100%		$3,277,604
(Cost $3,093,993)

			(Continued)

MAXIM SERIES FUND, INC.

MAXIM SECUREFOUNDATIONSM LIFETIME 2055 PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2010
UNAUDITED

Shares		Value ($)

EQUITY MUTUAL FUNDS

2,657	Maxim Index 600 Portfolio	21,017
5,400	Maxim S&P 500® Index Portfolio	56,214
4,084	Ridgeworth International Equity Index Fund I	51,539

TOTAL EQUITY MUTUAL FUNDS --- 92.02%		$128,770
(Cost $122,404)

BOND MUTUAL FUNDS

810	Maxim Bond Index Portfolio	11,190

TOTAL BOND MUTUAL FUNDS --- 8.00%		$11,190
(Cost $11,083)

TOTAL INVESTMENTS --- 100.02%		$139,960
(Cost $133,487)

LIABILITIES--- (0.02)%		$(21)

TOTAL NET ASSETS--- 100%		$139,939
(Cost $133,487)

			(Concluded)

Investments in shares of the underlying funds are valued at their net asset value as reported by the underlying fund.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of September 30, 2010 were as follows:

	Cost For
	Income			Net
	Tax	Gross	Gross	Unrealized
	Purposes	Appreciation	Depreciation	Appreciation
SecureFoundationSM Lifetime 2015 Portfolio	$20,119,599	$353,553	$-	$353,553
SecureFoundationSM Lifetime 2025 Portfolio	14,179,537	375,764	-	375,764
SecureFoundationSM Lifetime 2035 Portfolio	6,570,366	255,829	-	255,829
SecureFoundationSM Lifetime 2045 Portfolio	3,105,411	172,626	-	172,626
SecureFoundationSM Lifetime 2055 Portfolio	134,954	5,006	-	5,006

The Portfolios classify their valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments.  The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs.  These may include quoted prices in markets that are not active or quoted prices for similar assets in active markets.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of September 30, 2010 and throughout the period, the only investments of each Portfolio were in mutual funds that were actively traded, therefore 100% of the investments are valued using Level 1 inputs.

Below is a summary of the transactions for each underlying investment during the nine months ended September 30, 2010, in which the issuer was an affiliate of a Portfolio, as defined in the 1940 Act.

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2009	Cost	Cost	Gain/(Loss)	Received	9/30/2010

Maxim SecureFoundationSM Lifetime 2015 Portfolio

Maxim Bond Index Portfolio	520,944	$8,802	$8,292,637	$1,145,289	$21,568	$82,707	$7,194,238
Maxim Index 600 Portfolio	205,156	-	1,912,284	351,575	(12,281)	1,449	1,622,782
Maxim Money Market Portfolio	1,140,776	1,359	1,339,757	200,339	-	-	1,140,776
Maxim S&P 500® Index Portfolio	680,497	8,567	8,452,202	1,586,575	(6,668)	16,003	7,083,977

TOTAL					$2,619	$100,159	$17,041,773

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2009	Cost	Cost	Gain/(Loss)	Received	9/30/2010

Maxim SecureFoundationSM Lifetime 2025 Portfolio

Maxim Bond Index Portfolio	282,772	$6,307	$4,529,763	$647,282	$11,383	$40,594	$3,905,093
Maxim Index 600 Portfolio	179,128	-	1,600,987	255,776	(10,157)	890	1,416,903
Maxim Money Market Portfolio	448,414	630	546,134	98,350	-	-	448,414
Maxim S&P 500® Index Portfolio	550,271	9,912	6,634,634	1,132,054	(5,495)	8,845	5,728,320

TOTAL					$(4,269)	$50,329	$11,498,730

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2009	Cost	Cost	Gain/(Loss)	Received	9/30/2010

Maxim SecureFoundationSM Lifetime 2035 Portfolio

Maxim Bond Index Portfolio	61,523	$2,855	$986,365	$146,330	$2,786	$10,582	$849,639
Maxim Index 600 Portfolio	112,055	-	1,019,295	170,846	(4,891)	1,096	886,357
Maxim Money Market Portfolio	33,869	77	46,789	12,997	-	-	33,869
Maxim S&P 500® Index Portfolio	295,248	11,055	3,584,462	629,586	8,277	9,086	3,073,523

TOTAL					$6,172	$20,764	$4,843,388

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2009	Cost	Cost	Gain/(Loss)	Received	9/30/2010

Maxim SecureFoundationSM Lifetime 2045 Portfolio

Maxim Bond Index Portfolio	20,405	$2,102	$301,295	$24,761	$420	$3,227	$281,792
Maxim Index 600 Portfolio	59,346	-	542,738	103,293	(4,420)	380	469,424
Maxim S&P 500® Index Portfolio	137,149	10,416	1,578,501	230,465	(328)	2,683	1,427,722

TOTAL					$(4,328)	$6,290	$2,178,938

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2009	Cost	Cost	Gain/(Loss)	Received	9/30/2010

Maxim SecureFoundationSM Lifetime 2055 Portfolio

Maxim Bond Index Portfolio	810	$1,999	$11,958	$2,908	$67	$172	$11,190
Maxim Index 600 Portfolio	2,657	-	28,022	7,888	(80)	33	21,017
Maxim S&P 500® Index Portfolio	5,400	9,446	63,436	18,534	218	197	56,214

TOTAL					$205	$402	$88,421

Item 2. Controls and Procedures:

(a) The principal executive officer and principal financial officer of the registrant have concluded that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms.

(b) There have been no changes in the registrant's internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

    Pursuant to the requirements of the Securities and Exhange Act or 1934 and the Investment Company Act of 1940, this report has been sigend below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

MAXIM SERIES FUND, INC.
By:	/s/ M.T.G. Graye
President and Chief Executive Officer
Date:	November 29, 2010

  Pursuant to the requirements of the Securities and Exhange Act or 1934 and the Investment Company Act of 1940, this report has been sigend below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M. Maiers
Chief Financial Officer, Treasurer & Investment Operations Compliance Officer
Date:	November 29, 2010